UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4085

Fidelity Income Fund
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2010

Item 1. Reports to Stockholders

Fidelity® GNMA Fund
(formerly Fidelity Ginnie Mae Fund)

Fidelity Intermediate
Government Income Fund

Annual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity GNMA Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Fidelity Intermediate Government Income Fund
	<Click Here>	Performance
	<Click Here>	Management's Discussion
	<Click Here>	Investment Changes
	<Click Here>	Investments
	<Click Here>	Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each fund provides information about hypothetical account values and hypothetical expenses based on a fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
GNMA Fund	.45%
Actual		$ 1,000.00	$ 1,051.30	$ 2.29
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Intermediate Government Income Fund	.45%
Actual		$ 1,000.00	$ 1,037.20	$ 2.27
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26

A 5% return per year before expenses

* Expenses are equal to each Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Fidelity GNMA Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity® GNMA Fund	8.97%	6.54%	6.25%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity® GNMA Fund on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital GNMA Index performed over the same period.

Annual Report

Fidelity GNMA Fund

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® GNMA Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund returned 8.97% and the Barclays Capital GNMA Index returned 8.34%. Security selection was the main contributor to the fund's outperformance of the index, particularly a focus on prepayment-resistant securities. Even though prepayment activity was slower than might have been expected, it still occurred. Furthermore, worries that prepayments would accelerate, given that mortgage rates had hit a near-50-year low, helped fuel demand for bonds less likely to prepay. In particular, the fund's overweighting in securities backed by loans with low remaining balances helped because they prepaid at comparatively slow speeds. Our bias toward GNMA securities backed by loans made in certain geographic regions where prepayments lagged also worked to our advantage. An out-of-index stake in securities backed by reverse mortgages was a plus. They were helped by the combination of their higher yields and their more-predictable levels of prepayment. Our use of dollar rolls also proved beneficial. These transactions allowed us to buy mortgage-backed securities and then settle them on a later date, usually at a profit to the fund. In terms of decisions detracting from the fund's relative performance, we're happy to say there weren't any major disappointments.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity GNMA Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Less than 4%	4.4	2.1
4 - 4.99%	25.4	17.2
5 - 5.99%	34.6	40.0
6 - 6.99%	10.7	17.6
7% and over	1.5	1.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	3.10	3.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	0.5	2.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 * A	As of January 31, 2010 ** B
Mortgage Securities 100.8%	Mortgage Securities 103.4%
CMOs and Other Mortgage Related Securities 10.2%	CMOs and Other Mortgage Related Securities 6.3%
Short-Term Investments and Net Other Assets † (11.0)%	Short-Term Investments and Net Other Assets † (9.7)%

* GNMA Securities	101.4%	** GNMA Securities	104.9%
A Futures and Swaps	(0.5)%	B Futures and Swaps	(0.6)%
† Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Fidelity GNMA Fund

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government Agency - Mortgage Securities - 100.8%
	Principal Amount (000s)	Value (000s)
Fannie Mae - 6.1%
1.742% 10/1/33 (c)	$ 1,542	$ 1,575
1.942% 10/1/33 (c)	86	89
1.953% 9/1/33 (c)	1,660	1,706
1.965% 3/1/35 (c)	8,638	8,902
1.969% 4/1/36 (c)	1,132	1,164
1.975% 12/1/34 (c)	203	208
1.989% 2/1/33 (c)	181	186
1.99% 3/1/35 (c)	162	167
2.031% 10/1/34 (c)	2,397	2,474
2.06% 2/1/35 (c)	11,286	11,614
2.125% 7/1/35 (c)	87	90
2.136% 3/1/35 (c)	32	33
2.47% 5/1/34 (c)	1,620	1,691
2.693% 7/1/36 (c)	479	499
2.799% 10/1/33 (c)	182	190
2.805% 7/1/35 (c)	12,492	13,028
2.817% 11/1/34 (c)	30,713	32,234
2.838% 11/1/36 (c)	3,601	3,769
2.905% 11/1/34 (c)	5,347	5,593
2.942% 9/1/35 (c)	6,167	6,493
2.962% 3/1/33 (c)	480	502
2.99% 11/1/36 (c)	861	904
3.01% 7/1/34 (c)	1,744	1,835
3.018% 1/1/35 (c)	820	855
3.037% 7/1/35 (c)	4,818	5,073
3.042% 2/1/34 (c)	60	63
3.093% 10/1/35 (c)	3,480	3,616
3.131% 8/1/35 (c)	1,072	1,122
3.213% 7/1/35 (c)	922	963
3.26% 9/1/34 (c)	454	471
3.308% 8/1/35 (c)	2,446	2,587
3.326% 5/1/35 (c)	1,423	1,484
3.358% 7/1/34 (c)	98	102
3.391% 4/1/35 (c)	3,013	3,153
3.407% 10/1/37 (c)	74	77
3.436% 9/1/36 (c)	1,357	1,417
3.488% 2/1/36 (c)	2,281	2,384
3.5% 8/1/25 (a)	12,000	12,343
3.633% 6/1/47 (c)	493	516
3.639% 9/1/35 (c)	967	1,010
4% 8/1/25 (a)	13,000	13,595
4% 8/1/25 (a)	80,000	83,663
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 8/1/40 (a)(b)	$ 120,000	$ 122,989
4% 8/1/40 (a)(b)	120,000	122,989
5.482% 9/1/34 (c)	1,136	1,202
5.5% 12/1/16 to 3/1/20	6,197	6,731
5.725% 3/1/36 (c)	1,527	1,630
6.5% 10/1/17 to 12/1/24	2,087	2,308
6.5% 8/1/40 (a)	16,000	17,544
7% 11/1/16 to 3/1/17	1,162	1,271
7.5% 9/1/10 to 4/1/17	512	552
8.5% 12/1/27	156	181
9.5% 9/1/30	15	19
10.25% 10/1/18	6	7
11.5% 11/1/14 to 7/1/15	11	13
12.5% 10/1/15 to 7/1/16	22	25
13.25% 9/1/11	7	8
		506,909
Freddie Mac - 0.7%
2.266% 7/1/36 (c)	5,457	5,668
2.415% 6/1/33 (c)	1,078	1,118
2.617% 5/1/35 (c)	1,701	1,783
2.625% 5/1/35 (c)	1,989	2,078
2.653% 6/1/33 (c)	3,020	3,158
2.738% 10/1/35 (c)	1,419	1,477
2.865% 11/1/35 (c)	1,218	1,272
3.093% 1/1/36 (c)	3,233	3,401
3.165% 1/1/35 (c)	2,762	2,894
3.221% 6/1/33 (c)	2,632	2,775
3.221% 3/1/35 (c)	4,356	4,560
3.32% 10/1/33 (c)	1,865	1,955
3.392% 3/1/37 (c)	417	431
3.396% 7/1/35 (c)	1,193	1,246
3.499% 10/1/36 (c)	1,366	1,418
3.538% 3/1/33 (c)	31	32
3.578% 8/1/34 (c)	409	429
3.682% 5/1/37 (c)	317	331
5.022% 12/1/35 (c)	8,254	8,617
5.264% 12/1/35 (c)	876	905
5.5% 11/1/17 to 1/1/25	6,823	7,371
5.581% 4/1/36 (c)	1,269	1,334
8.5% 5/1/17 to 6/1/25	35	39
9% 1/1/17 to 3/1/20	12	14
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
9.5% 7/1/30	$ 66	$ 78
10% 12/1/10 to 7/1/19	111	126
10.25% 11/1/16	6	7
12% 2/1/13 to 6/1/15	23	25
12.5% 11/1/12 to 5/1/15	21	23
13% 5/1/14 to 11/1/14	4	4
13.5% 9/1/14 to 12/1/14	2	3
		54,572
Ginnie Mae - 94.0%
3.5% 3/20/34	882	899
4% 11/20/33 to 10/15/39 (a)	3,648	3,780
4% 8/1/40 (a)	21,000	21,669
4% 8/1/40 (a)	50,000	51,593
4% 8/1/40 (a)	68,300	70,476
4% 8/1/40 (a)(b)	120,000	123,824
4% 8/1/40 (a)	7,000	7,223
4.5% 7/15/33 to 6/20/40 (g)	845,879	893,861
4.5% 8/1/40 (a)	195,000	205,207
4.5% 8/1/40 (a)	196,000	206,259
4.5% 8/1/40 (a)	182,000	191,527
4.5% 8/1/40 (a)	260,500	274,136
4.5% 8/1/40 (a)	162,000	170,791
4.5% 8/1/40 (a)	262,000	276,218
4.5% 8/1/40 (a)	12,000	12,651
4.5% 8/1/40 (a)	5,000	5,271
4.5% 8/1/40 (a)	157,000	165,520
4.5% 8/1/40 (a)	14,000	14,760
5% 8/15/18 to 6/15/40 (a)	1,113,809	1,203,370
5% 8/1/40 (a)	364,200	391,145
5% 8/1/40 (a)	3,000	3,222
5% 8/1/40 (a)	77,000	82,697
5% 8/1/40 (a)	95,000	102,029
5% 8/1/40 (a)	55,000	59,069
5% 8/1/40 (a)	110,000	118,138
5% 8/1/40 (a)(b)	120,000	129,076
5% 8/1/40 (a)	122,000	131,227
5% 8/1/40 (a)	7,000	7,529
5% 8/1/40 (a)	7,000	7,529
5% 8/1/40 (a)	13,000	13,983
5% 8/1/40 (a)	9,000	9,681
5% 8/1/40 (a)	6,000	6,454
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
5% 8/1/40 (a)	$ 8,000	$ 8,605
5% 8/1/40 (a)	7,000	7,529
5.251% 7/1/60 (f)	46,650	51,435
5.39% to 5.391% 11/20/59 to 12/20/59 (f)	114,236	126,753
5.46% 12/20/59 (f)	30,726	33,953
5.5% 12/20/18 to 9/15/39	839,309	917,271
5.5% 8/1/40 (a)	55,000	59,692
5.5% 8/1/40 (a)	92,000	99,976
5.5% 8/1/40 (a)	137,000	148,877
5.5% 8/1/40 (a)	22,000	23,907
5.5% 8/1/40 (a)	30,000	32,601
5.5% 8/1/40 (a)	6,000	6,520
5.5% 8/1/40 (a)	8,500	9,237
5.5% 12/20/59 (f)	26,269	29,247
6% 8/15/17 to 11/15/39	655,002	724,162
6% 6/1/40 (a)(b)	2,000	2,186
6% 7/1/40 (a)(b)	10,000	10,962
6% 8/1/40 (a)	3,600	3,939
6% 8/1/40 (a)	4,000	4,374
6.45% 10/15/31 to 11/15/32	1,435	1,609
6.5% 12/15/24 to 12/20/39	340,604	377,176
7% 10/20/16 to 9/20/34	65,324	73,045
7.25% 9/15/27	119	135
7.395% 6/20/25 to 11/20/27	1,361	1,538
7.5% 5/15/17 to 9/20/32	26,956	30,828
8% 8/15/18 to 7/15/32	7,090	8,140
8.5% 5/15/16 to 2/15/31	1,873	2,103
9% 5/15/14 to 5/15/30	967	1,119
9.5% 12/20/15 to 4/20/17	299	337
10.5% 1/15/14 to 10/15/18	378	433
13% 2/15/11 to 1/15/15	47	53
13.5% 1/15/15	3	4
		7,758,560
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $8,048,771)		8,320,041
Collateralized Mortgage Obligations - 10.1%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 10.1%
Fannie Mae:
floater Series 2006-56 Class PF, 0.6788% 7/25/36 (c)	$ 23,824	$ 23,709
sequential payer Series 2010-50 Class FA, 0.6788% 1/25/24 (c)	8,098	8,120
Series 2003-39 Class IA, 5.5% 10/25/22 (c)(d)	2,001	152
target amortization class Series G94-2 Class D, 6.45% 1/25/24	1,175	1,199
Fannie Mae Stripped Mortgage-Backed Securities:
Series 331 Class 12, 6.5% 2/1/33 (d)	1,551	312
Series 339 Class 5, 5.5% 8/1/33 (d)	2,455	451
Series 343 Class 16, 5.5% 5/1/34 (d)	1,854	361
Fannie Mae subordinate REMIC pass-thru certificates:
floater Series 2006-93 Class FN, 0.7288% 10/25/36 (c)	21,188	21,094
Series 2008-76 Class EF, 0.8288% 9/25/23 (c)	10,202	10,198
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2861 Class JF, 0.6409% 4/15/17 (c)	869	870
Series 3094 Class UF, 0% 9/15/34 (c)	73	73
Series 3247 Class F, 0.6909% 8/15/36 (c)	25,487	25,277
Series 3279 Class FB, 0.6609% 2/15/37 (c)	8,119	8,096
Series 3346 Class FA, 0.5709% 2/15/19 (c)	83,390	83,359
planned amortization class:
Series 2220 Class PD, 8% 3/15/30	2,221	2,602
Series 40 Class K, 6.5% 8/17/24	1,008	1,131
sequential payer:
Series 2204 Class N, 7.5% 12/20/29	4,596	5,309
Series 2601 Class TI, 5.5% 10/15/22 (d)	7,678	572
Series 3427 Class FX, 0.4909% 8/15/18 (c)	49,726	49,548
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities sequential payer Series 2002-71 Class Z, 5.5% 10/20/32	34,489	37,596
Ginnie Mae guaranteed REMIC pass-thru securities:
floater:
Series 2001-22 Class FM, 0.6881% 5/20/31 (c)	427	427
Series 2002-41 Class HF, 0.7409% 6/16/32 (c)	490	492
Series 2010-H03 Class FA, 0.8881% 3/20/60 (c)(f)	23,947	24,291
floater 0.6381% 1/20/31 (c)	11,500	11,507
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
planned amortization class:
Series 1993-13 Class PD, 6% 5/20/29	$ 10,517	$ 11,646
Series 1994-4 Class KQ, 7.9875% 7/16/24	687	810
Series 2000-26 Class PK, 7.5% 9/20/30	1,828	2,157
Series 2002-50 Class PE, 6% 7/20/32	13,624	15,134
Series 2003-70 Class LE, 5% 7/20/32	44,000	48,163
Series 2004-19:
Class DJ, 4.5% 3/20/34	874	900
Class DP, 5.5% 3/20/34	3,895	4,292
Series 2004-64 Class KE, 5.5% 12/20/33	22,978	25,092
Series 2004-98 Class IG, 5.5% 2/20/30 (d)	556	2
Series 2005-17 Class IA, 5.5% 8/20/33 (d)	2,794	90
Series 2005-24 Class TC, 5.5% 3/20/35	5,403	6,022
Series 2005-54 Class BM, 5% 7/20/35	9,658	10,530
Series 2005-57 Class PB, 5.5% 7/20/35	5,673	6,355
Series 2006-50 Class JC, 5% 6/20/36	11,780	12,981
Series 2008-28 Class PC, 5.5% 4/20/34	18,652	21,169
sequential payer:
Series 1995-4 Class CQ, 8% 6/20/25	507	575
Series 1998-23 Class ZB, 6.5% 6/20/28	7,660	8,555
Series 2001-40 Class Z, 6% 8/20/31	4,966	5,495
Series 2001-49 Class Z, 7% 10/16/31	2,175	2,491
Series 2002-18 Class ZB, 6% 3/20/32	4,992	5,526
Series 2002-29:
Class SK, 8.25% 5/20/32 (c)(e)	222	250
Class Z, 6.5% 5/16/32	6,970	7,869
Series 2002-33 Class ZJ, 6.5% 5/20/32	4,155	4,592
Series 2002-42 Class ZA, 6% 6/20/32	3,201	3,539
Series 2002-43 Class Z, 6.5% 6/20/32	7,604	8,561
Series 2002-45 Class Z, 6% 6/20/32	1,803	2,002
Series 2002-49 Class ZA, 6.5% 7/20/32	26,920	30,330
Series 2003-75 Class ZA, 5.5% 9/20/33	12,405	13,549
Series 2004-46 Class BZ, 6% 6/20/34	14,392	16,064
Series 2004-65 Class VE, 5.5% 7/20/15	3,149	3,439
Series 2004-86 Class G, 6% 10/20/34	6,273	7,219
Series 2005-28 Class AJ, 5.5% 4/20/35	26,841	30,255
Series 2005-47 Class ZY, 6% 6/20/35	5,422	6,543
Series 2005-6 Class EX, 5.5% 11/20/34	1,001	1,100
Series 2005-82 Class JV, 5% 6/20/35	3,500	3,820
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Ginnie Mae guaranteed REMIC pass-thru securities: - continued
Series 1995-6 Class Z, 7% 9/20/25	$ 1,407	$ 1,433
Series 2003-42 Class FH, 0.7881% 5/20/33 (c)	4,793	4,808
Series 2003-92 Class SN, 6.0891% 10/16/33 (c)(d)(e)	18,246	2,058
Series 2004-32 Class GS, 6.1591% 5/16/34 (c)(d)(e)	1,731	300
Series 2004-59 Class FC, 0.6409% 8/16/34 (c)	9,458	9,425
Series 2005-41 Class F, 0.6381% 5/20/35 (c)	24,281	24,137
Series 2005-6 Class EY, 5.5% 11/20/33	1,016	1,203
Series 2006-13 Class DS, 10.5928% 3/20/36 (c)(e)	32,322	37,473
Series 2007-35 Class SC, 38.1544% 6/16/37 (c)(e)	9,861	16,845
Series 2008-88 Class BZ, 5.5% 5/20/33	49,024	53,199
Series 2010-H010 Class FA, 0.6681% 5/20/60 (c)(f)	16,978	17,052
0.6416% 8/1/60 (a)(c)(f)	19,937	20,024
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $781,156)		831,820
Commercial Mortgage Securities - 0.1%

Fannie Mae subordinate REMIC pass-thru certificates:
Series 1998-M3 Class IB, 0.9079% 1/17/38 (c)(d)	6,634	105
Series 1998-M4 Class N, 1.0118% 2/25/35 (c)(d)	1,599	6
Ginnie Mae guaranteed Multi-family REMIC pass-thru securities:
sequential payer Series 2001-58 Class X, 0.8587% 9/16/41 (c)(d)	87,999	1,693
Series 2001-12 Class X, 0.6748% 7/16/40 (c)(d)	28,038	519
Ginnie Mae guaranteed REMIC pass-thru securities:
sequential payer Series 2002-81 Class IO, 1.5829% 9/16/42 (c)(d)	92,990	3,000
Series 2002-62 Class IO, 1.2434% 8/16/42 (c)(d)	57,075	1,901
Series 2002-85 Class X, 1.624% 3/16/42 (c)(d)	59,937	2,917
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $19,965)		10,141
Cash Equivalents - 33.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $2,788,212)	$ 2,788,262	$ 2,788,212
TOTAL INVESTMENT PORTFOLIO - 144.8% (Cost $11,638,104)		11,950,214
NET OTHER ASSETS (LIABILITIES) - (44.8)%		(3,698,023)
NET ASSETS - 100%		$ 8,252,191
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.8225% with Credit Suisse First Boston	April 2020	$ 43,200	$ (4,137)
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) A portion of the security is subject to a forward commitment to sell.
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(d) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(e) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $3,882,000.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$2,788,212,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 189,829
Bank of America NA	94,969
Deutsche Bank Securities, Inc.	712,269
Goldman, Sachs & Co.	189,938
ING Financial Markets LLC	498,817
J.P. Morgan Securities, Inc.	29,236
Merrill Lynch Government Securities, Inc.	170,945
Mizuho Securities USA, Inc.	759,755
Morgan Stanley & Co., Inc.	94,969
RBC Capital Markets Corp.	47,485
$ 2,788,212

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 13,930
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	1,144
Cost of Purchases	-
Proceeds of Sales	(15,074)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
(Amounts in thousands)	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (4,137)
Total Value of Derivatives	$ -	$ (4,137)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity GNMA Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $2,788,212) - See accompanying schedule: Unaffiliated issuers (cost $11,638,104)		$ 11,950,214
Commitment to sell securities on a delayed delivery basis	$ (449,639)
Receivable for securities sold on a delayed delivery basis	446,331	(3,308)
Receivable for investments sold, regular delivery		14,296
Receivable for fund shares sold		21,084
Interest receivable		28,694
Other receivables		1,299
Total assets		12,012,279

Liabilities
Payable to custodian bank	$ 70
Payable for investments purchased Regular delivery	28,627
Delayed delivery	3,714,882
Payable for fund shares redeemed	6,010
Distributions payable	2,030
Unrealized depreciation on swap agreements	4,137
Accrued management fee	2,136
Other affiliated payables	897
Other payables and accrued expenses	1,299
Total liabilities		3,760,088

Net Assets		$ 8,252,191
Net Assets consist of:
Paid in capital		$ 7,799,697
Distributions in excess of net investment income		(22,383)
Accumulated undistributed net realized gain (loss) on investments		170,212
Net unrealized appreciation (depreciation) on investments		304,665
Net Assets, for 692,980 shares outstanding		$ 8,252,191
Net Asset Value, offering price and redemption price per share ($8,252,191 ÷ 692,980 shares)		$ 11.91

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 248,449

Expenses
Management fee	$ 23,315
Transfer agent fees	7,369
Fund wide operations fee	2,449
Independent trustees' compensation	26
Miscellaneous	28
Total expenses		33,187
Net investment income		215,262
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	272,978
Futures contracts	(618)
Swap agreements	(2,409)
Total net realized gain (loss)		269,951
Change in net unrealized appreciation (depreciation) on: Investment securities	145,420
Futures contracts	(6)
Swap agreements	(3,393)
Delayed delivery commitments	3,809
Total change in net unrealized appreciation (depreciation)		145,830
Net gain (loss)		415,781
Net increase (decrease) in net assets resulting from operations		$ 631,043

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity GNMA Fund
Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 215,262	$ 215,485
Net realized gain (loss)	269,951	37,749
Change in net unrealized appreciation (depreciation)	145,830	177,641
Net increase (decrease) in net assets resulting from operations	631,043	430,875
Distributions to shareholders from net investment income	(217,763)	(222,729)
Distributions to shareholders from net realized gain	(74,582)	-
Total distributions	(292,345)	(222,729)
Share transactions Proceeds from sales of shares	3,765,037	4,570,675
Reinvestment of distributions	260,696	196,614
Cost of shares redeemed	(2,693,893)	(1,874,230)
Net increase (decrease) in net assets resulting from share transactions	1,331,840	2,893,059
Total increase (decrease) in net assets	1,670,538	3,101,205

Net Assets
Beginning of period	6,581,653	3,480,448
End of period (including distributions in excess of net investment income of $22,383 and distributions in excess of net investment income of $26,121, respectively)	$ 8,252,191	$ 6,581,653
Other Information Shares
Sold	325,929	408,345
Issued in reinvestment of distributions	22,566	17,617
Redeemed	(234,206)	(167,834)
Net increase (decrease)	114,289	258,128

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 11.37	$ 10.86	$ 10.64	$ 10.62	$ 11.00
Income from Investment Operations
Net investment income B	.337	.497	.534	.537	.497
Net realized and unrealized gain (loss)	.660	.533	.230	.017	(.315)
Total from investment operations	.997	1.030	.764	.554	.182
Distributions from net investment income	(.342)	(.520)	(.544)	(.534)	(.542)
Distributions from net realized gain	(.115)	-	-	-	(.020)
Total distributions	(.457)	(.520)	(.544)	(.534)	(.562)
Net asset value, end of period	$ 11.91	$ 11.37	$ 10.86	$ 10.64	$ 10.62
Total Return A	8.97%	9.69%	7.27%	5.29%	1.70%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	2.92%	4.47%	4.90%	5.01%	4.61%
Supplemental Data
Net assets, end of period (in millions)	$ 8,252	$ 6,582	$ 3,480	$ 3,172	$ 3,365
Portfolio turnover rate	540%	464%	227%	165%	183%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the fund's distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Intermediate Government Income Fund	6.02%	5.65%	5.72%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Intermediate Government Income Fund on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Intermediate Government Bond Index performed over the same period.

Annual Report

Fidelity Intermediate Government Income Fund

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Intermediate Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund returned 6.02%, in line with the 6.01% advance of the Barclays Capital U.S. Intermediate Government Bond Index. Sector selection was the main driver of the fund's relative performance. Out-of-index holdings in government-agency-backed mortgage pass-through securities (MBS), collateralized mortgage obligations (CMOs) and Treasury Inflation-Protected Securities (TIPS) helped offset the negative impact of being significantly underweighted in plain-vanilla U.S. Treasury securities. MBS generally outpaced the index, stoked by investors' appetite for higher-yielding alternatives to Treasuries, the federal government's MBS repurchase program and relatively muted prepayment activity. CMO holdings - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern - outpaced the index largely due to their higher yields. Tactical positions in TIPS worked in the fund's favor in the first half of the period amid concerns about the potential for higher inflation. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant hybrid adjustable-rate mortgages (ARMs) and "seasoned" securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Fidelity Intermediate Government Income Fund

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
0.01 - 0.99%	6.5	7.0
1 - 1.99%	20.9	15.8
2 - 2.99%	16.8	20.1
3 - 3.99%	38.4	34.2
4 - 4.99%	8.6	10.4
5 - 5.99%	5.7	3.9
6% and over	2.9	2.9
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	4.7	4.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	3.6	3.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 *	As of January 31, 2010 **
Mortgage Securities 9.0%	Mortgage Securities 6.0%
CMOs and Other Mortgage Related Securities 7.4%	CMOs and Other Mortgage Related Securities 2.8%
U.S. Treasury Obligations 63.6%	U.S. Treasury Obligations 65.3%
U.S. Government Agency Obligations † 20.9%	U.S. Government Agency Obligations † 21.0%
Short-Term Investments and Net Other Assets†† (0.9)%	Short-Term Investments and Net Other Assets 4.9%

* Futures and Swaps	0.0%	** Futures and Swaps	1.0%
† Includes FDIC Guaranteed Corporate Securities. †† Short-Term Investments and Net Other Assets are not included in pie chart.

Annual Report

Fidelity Intermediate Government Income Fund

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 84.5%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 10.2%
Fannie Mae:
1.125% 7/30/12	$ 37,060	$ 37,393
1.25% 8/20/13	6,900	6,944
Federal Home Loan Bank:
0.875% 8/22/12	2,100	2,107
1.5% 1/16/13	5,055	5,134
1.875% 6/21/13	12,060	12,372
3.625% 10/18/13	8,395	9,082
Freddie Mac:
1.625% 4/15/13	5,100	5,198
1.75% 6/15/12	41,361	42,212
Israeli State (guaranteed by U.S. Government through Agency for International Development) 6.8% 2/15/12	4,000	4,126
Private Export Funding Corp. secured:
4.974% 8/15/13	3,435	3,826
5.66% 9/15/11 (a)	9,000	9,492
5.685% 5/15/12	3,915	4,267
Small Business Administration guaranteed development participation certificates Series 2004-20H Class 1, 5.17% 8/1/24	544	589
U.S. Department of Housing and Urban Development Government guaranteed participation certificates Series 1999-A, 6.06% 8/1/10	1,480	1,480
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		144,222
U.S. Treasury Inflation Protected Obligations - 7.4%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	99,258	105,653
U.S. Treasury Obligations - 56.2%
U.S. Treasury Bonds 8.75% 5/15/17	14,750	20,844
U.S. Treasury Notes:
0.625% 6/30/12	8,638	8,653
0.625% 7/31/12	15,000	15,021
1% 12/31/11	3,011	3,036
1% 4/30/12	1,026	1,035
1% 7/15/13	1,514	1,522
1.375% 2/15/12	5,637	5,718
1.375% 10/15/12	2,075	2,109
1.375% 11/15/12	5,078	5,164
1.375% 2/15/13	9,255	9,410
1.5% 10/31/10	80	80
1.5% 12/31/13	4,659	4,741
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
1.75% 4/15/13	$ 38,535	$ 39,571
1.875% 4/30/14	1,550	1,593
1.875% 6/30/15	35,554	36,076
2.375% 8/31/14	9,290	9,705
2.375% 9/30/14	13,422	14,019
2.375% 10/31/14	16,136	16,836
2.375% 7/31/17	12,000	12,053
2.5% 3/31/15	42,900	44,901
2.5% 4/30/15	1,940	2,030
2.5% 6/30/17	1,800	1,825
2.625% 4/30/16	29,640	30,770
2.75% 10/31/13	55,000	58,248
2.75% 2/15/19	2,505	2,522
3% 9/30/16	32,641	34,378
3% 2/28/17	30,674	32,131
3.125% 8/31/13	19,105	20,430
3.125% 9/30/13	47,650	50,993
3.125% 10/31/16	33,540	35,521
3.125% 1/31/17	27,081	28,598
3.125% 5/15/19	26,941	27,756
3.375% 6/30/13	26,378	28,358
3.5% 2/15/18	20,117	21,715
3.5% 5/15/20	14,175	14,884
3.625% 8/15/19	17,290	18,429
3.625% 2/15/20	11,372	12,070
3.75% 11/15/18	15,261	16,617
3.875% 2/15/13	5,752	6,227
3.875% 5/15/18	2,578	2,848
4% 8/15/18	22,133	24,583
4.25% 11/15/17	6,260	7,091
4.5% 5/15/17	19,369	22,190
4.625% 2/15/17	14,625	16,829
4.75% 8/15/17	23,339	27,188
TOTAL U.S. TREASURY OBLIGATIONS		796,318
Other Government Related - 10.7%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (b)	1,493	1,530
3.125% 6/15/12 (FDIC Guaranteed) (b)	305	319
Citibank NA 1.875% 5/7/12 (FDIC Guaranteed) (b)	22,000	22,468
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (b)	$ 20,600	$ 21,079
1.875% 11/15/12 (FDIC Guaranteed) (b)	3,800	3,888
2% 3/30/12 (FDIC Guaranteed) (b)	10,000	10,212
2.125% 7/12/12 (FDIC Guaranteed) (b)	2,384	2,449
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (b)	15,000	15,143
2% 9/28/12 (FDIC Guaranteed) (b)	13,000	13,327
2.625% 12/28/12 (FDIC Guaranteed) (b)	4,364	4,549
3% 12/9/11 (FDIC Guaranteed) (b)	1,030	1,065
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (b)	15,000	15,320
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (b)	306	321
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (b)	2,260	2,326
3.125% 12/1/11 (FDIC Guaranteed) (b)	170	176
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (b)	36,180	37,469
TOTAL OTHER GOVERNMENT RELATED		151,641
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $1,160,728)		1,197,834
U.S. Government Agency - Mortgage Securities - 9.0%

Fannie Mae - 4.2%
1.942% 10/1/33 (e)	19	19
1.969% 4/1/36 (e)	464	477
1.975% 12/1/34 (e)	41	42
1.985% 4/1/36 (e)	95	98
1.989% 2/1/33 (e)	38	39
1.99% 3/1/35 (e)	36	37
2.02% 7/1/35 (e)	544	565
2.125% 7/1/35 (e)	19	20
2.136% 3/1/35 (e)	7	7
2.411% 7/1/35 (e)	234	241
2.47% 5/1/34 (e)	352	368
2.582% 3/1/35 (e)	25	26
2.693% 7/1/36 (e)	170	177
2.73% 11/1/33 (e)	118	123
2.785% 8/1/35 (e)	1,095	1,148
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
2.799% 10/1/33 (e)	$ 37	$ 39
2.805% 7/1/35 (e)	1,184	1,235
2.889% 2/1/35 (e)	2,069	2,160
2.962% 3/1/33 (e)	110	115
2.989% 10/1/35 (e)	57	59
2.99% 11/1/36 (e)	237	249
3.018% 1/1/35 (e)	187	195
3.042% 2/1/34 (e)	14	14
3.079% 7/1/35 (e)	50	53
3.093% 10/1/35 (e)	820	852
3.213% 7/1/35 (e)	192	200
3.213% 4/1/36 (e)	300	315
3.221% 7/1/35 (e)	748	783
3.26% 9/1/34 (e)	323	335
3.308% 8/1/35 (e)	555	587
3.358% 7/1/34 (e)	22	22
3.359% 1/1/40 (e)	14,032	14,598
3.391% 4/1/35 (e)	525	550
3.407% 10/1/37 (e)	331	346
3.488% 2/1/36 (e)	523	547
3.5% 8/1/25 (c)	21,000	21,600
3.564% 11/1/36 (e)	243	254
3.619% 2/1/37 (e)	432	451
3.633% 6/1/47 (e)	108	113
3.639% 9/1/35 (e)	292	305
3.697% 6/1/36 (e)	29	30
3.875% 9/1/36 (e)	139	146
4% 9/1/13	191	197
4.162% 10/1/35 (e)	270	280
4.783% 7/1/35 (e)	229	239
5% 2/1/16 to 4/1/22	275	293
5.032% 2/1/34 (e)	342	358
5.495% 2/1/36 (e)	72	74
5.587% 4/1/36 (e)	481	503
5.738% 5/1/36 (e)	100	105
5.883% 4/1/36 (e)	1,270	1,315
6% 6/1/16 to 3/1/34	2,095	2,302
6% 8/1/40 (c)(d)	2,000	2,173
6.074% 3/1/37 (e)	91	97
6.5% 6/1/16 to 7/1/32	1,111	1,217
7% 3/1/12 to 9/1/14	90	94
9% 2/1/13	12	12
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
10.25% 10/1/18	$ 3	$ 3
11% 9/1/14 to 1/1/16	14	16
11.25% 5/1/14 to 1/1/16	25	29
11.5% 1/1/13 to 6/15/19	49	54
12.25% 8/1/13	2	2
12.5% 9/1/12 to 7/1/16	78	90
12.75% 10/1/11 to 4/1/12	8	8
13% 7/1/13 to 10/1/14	30	34
13.25% 9/1/11	12	12
13.5% 11/1/14 to 12/1/14	9	10
15% 4/1/12	1	1
		59,058
Freddie Mac - 0.8%
1.791% 3/1/37 (e)	481	493
1.866% 5/1/37 (e)	83	85
1.903% 3/1/35 (e)	139	143
2.394% 5/1/37 (e)	498	520
2.396% 7/1/35 (e)	1,023	1,056
2.409% 5/1/37 (e)	759	794
2.415% 6/1/33 (e)	236	244
2.605% 4/1/34 (e)	852	890
2.613% 12/1/33 (e)	497	519
2.625% 5/1/35 (e)	441	461
2.698% 6/1/35 (e)	80	84
2.738% 10/1/35 (e)	311	323
2.865% 11/1/35 (e)	265	277
3.086% 4/1/37 (e)	80	84
3.165% 1/1/35 (e)	602	630
3.392% 3/1/37 (e)	92	96
3.396% 7/1/35 (e)	264	276
3.499% 10/1/36 (e)	311	323
3.538% 3/1/33 (e)	7	7
3.682% 5/1/37 (e)	69	73
3.95% 12/1/36 (e)	1,122	1,172
4.431% 2/1/36 (e)	58	61
4.695% 7/1/35 (e)	199	210
5.253% 2/1/36 (e)	24	25
5.403% 1/1/36 (e)	265	275
5.462% 6/1/37 (e)	201	211
5.515% 1/1/36 (e)	233	244
5.551% 3/1/36 (e)	799	831
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Freddie Mac - continued
5.554% 10/1/35 (e)	$ 39	$ 41
6.009% 6/1/37 (e)	27	28
6.122% 7/1/36 (e)	107	113
6.23% 8/1/37 (e)	168	178
6.458% 2/1/37 (e)	60	63
6.5% 12/1/21	475	516
7.22% 4/1/37 (e)	4	4
9% 7/1/16	19	21
9.5% 7/1/16 to 8/1/21	141	159
10% 4/1/15 to 3/1/21	264	302
10.5% 1/1/21	3	3
11% 9/1/20	11	13
11.25% 6/1/14	32	36
11.5% 10/1/15 to 1/1/16	22	25
12% 2/1/13 to 11/1/19	25	27
12.25% 11/1/13 to 8/1/15	22	24
12.5% 2/1/11 to 6/1/19	203	229
13% 11/1/12 to 5/1/17	31	34
13.5% 8/1/11	3	3
14% 11/1/12 to 4/1/16	3	3
		12,229
Ginnie Mae - 4.0%
5.5% 1/20/60 to 3/20/60 (f)	50,202	55,944
8% 12/15/23	248	284
8.5% 6/15/16 to 2/15/17	3	4
10.5% 9/15/15 to 10/15/21	395	470
11% 5/20/16 to 1/20/21	31	37
13% 1/15/11 to 10/15/13	11	12
13.25% 8/15/14	6	7
13.5% 12/15/14	1	2
14% 6/15/11	2	2
		56,762
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $124,453)		128,049
Collateralized Mortgage Obligations - 7.4%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - 7.4%
Fannie Mae:
floater:
Series 1994-42 Class FK, 2.67% 4/25/24 (e)	$ 2,078	$ 2,059
Series 2006-56 Class PF, 0.6788% 7/25/36 (e)	4,462	4,441
planned amortization class:
Series 1988-21 Class G, 9.5% 8/25/18	48	55
Series 2003-28 Class KG, 5.5% 4/25/23	725	805
Series 2006-127 Class FD, 0.6088% 7/25/36 (e)	4,043	4,020
Series 2006-44 Class FK, 0.7588% 6/25/36 (e)	1,534	1,532
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3088% 8/25/31 (e)	385	392
Series 2002-60 Class FV, 1.3288% 4/25/32 (e)	131	134
Series 2002-74 Class FV, 0.7788% 11/25/32 (e)	2,194	2,196
Series 2002-75 Class FA, 1.3288% 11/25/32 (e)	269	274
Series 2005-56 Class F, 0.6188% 7/25/35 (e)	5,914	5,861
Series 2006-50 Class BF, 0.7288% 6/25/36 (e)	4,658	4,647
Series 2006-79 Class PF, 0.7288% 8/25/36 (e)	3,060	3,045
planned amortization class:
Series 2002-16 Class PG, 6% 4/25/17	687	744
Series 2002-9 Class PC, 6% 3/25/17	50	54
Series 2004-80 Class LD, 4% 1/25/19	980	1,034
Series 2004-81 Class KD, 4.5% 7/25/18	1,315	1,406
Series 2005-52 Class PB, 6.5% 12/25/34	669	730
sequential payer:
Series 2002-56 Class MC, 5.5% 9/25/17	197	214
Series 2002-57 Class BD, 5.5% 9/25/17	175	192
Series 2004-72 Class CB, 4% 9/25/19	5,000	5,390
Series 2003-79 Class FC, 0.7788% 8/25/33 (e)	3,205	3,206
Series 2008-76 Class EF, 0.8288% 9/25/23 (e)	1,798	1,797
Freddie Mac floater Series 237 Class F16, 0.8409% 5/15/36 (e)	3,196	3,193
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2526 Class FC, 0.7409% 11/15/32 (e)	468	467
Series 2630 Class FL, 0.8409% 6/15/18 (e)	58	59
Series 2925 Class CQ, 0% 1/15/35 (e)	46	44
Series 3247 Class F, 0.6909% 8/15/36 (e)	4,438	4,401
Series 3255 Class FC, 0.6409% 12/15/36 (e)	4,981	4,937
Series 3279 Class FB, 0.6609% 2/15/37 (e)	1,414	1,409
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
floater:
Series 3346 Class FA, 0.5709% 2/15/19 (e)	$ 9,001	$ 8,997
planned amortization class:
Series 2356 Class GD, 6% 9/15/16	204	220
Series 2376 Class JE, 5.5% 11/15/16	187	204
Series 2381 Class OG, 5.5% 11/15/16	135	147
Series 2425 Class JH, 6% 3/15/17	243	266
Series 2628 Class OE, 4.5% 6/15/18	705	770
Series 2640 Class GE, 4.5% 7/15/18	3,690	4,018
Series 2695 Class DG, 4% 10/15/18	1,635	1,754
Series 2802 Class OB, 6% 5/15/34	1,355	1,551
Series 2810 Class PD, 6% 6/15/33	1,080	1,147
Series 2831 Class PB, 5% 7/15/19	1,975	2,186
Series 2866 Class XE, 4% 12/15/18	2,895	3,056
Series 3122 Class FE, 0.6409% 3/15/36 (e)	4,019	4,003
Series 3147 Class PF, 0.6409% 4/15/36 (e)	3,382	3,364
sequential payer:
Series 1929 Class EZ, 7.5% 2/17/27	1,493	1,630
Series 2570 Class CU, 4.5% 7/15/17	76	79
Series 2572 Class HK, 4% 2/15/17	86	88
Series 2668 Class AZ, 4% 9/15/18	1,984	2,146
Series 2729 Class GB, 5% 1/15/19	974	1,044
Series 2860 Class CP, 4% 10/15/17	55	56
Series 2998 Class LY, 5.5% 7/15/25	295	331
Series 3007 Class EW, 5.5% 7/15/25	1,125	1,265
Series 3013 Class VJ, 5% 1/15/14	1,149	1,218
Series 2715 Class NG, 4.5% 12/15/18	890	978
Series 2769 Class BU, 5% 3/15/34	142	143
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6381% 1/20/31 (e)	2,131	2,132
0.6416% 8/1/60 (c)(e)(f)	3,481	3,496
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $102,324)		105,027
Cash Equivalents - 0.1%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $761)	$ 761	$ 761
TOTAL INVESTMENT PORTFOLIO - 101.0% (Cost $1,388,266)		1,431,671
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(14,201)
NET ASSETS - 100%		$ 1,417,470
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $9,492,000 or 0.7% of net assets.

(b) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $151,641,000 or 10.7% of net assets.

(c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(d) A portion of the security is subject to a forward commitment to sell.
(e) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(f) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$761,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 52
Bank of America NA	26
Deutsche Bank Securities, Inc.	194
Goldman, Sachs & Co.	52
ING Financial Markets LLC	136
J.P. Morgan Securities, Inc.	8
Merrill Lynch Government Securities, Inc.	47
Mizuho Securities USA, Inc.	207
Morgan Stanley & Co., Inc.	26
RBC Capital Markets Corp.	13
$ 761

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 696
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	58
Cost of Purchases	-
Proceeds of Sales	(754)
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $761) - See accompanying schedule: Unaffiliated issuers (cost $1,388,266)		$ 1,431,671
Commitment to sell securities on a delayed delivery basis	$ (2,173)
Receivable for securities sold on a delayed delivery basis	2,174	1
Receivable for investments sold, regular delivery		37,033
Receivable for fund shares sold		1,136
Interest receivable		9,151
Total assets		1,478,992

Liabilities
Payable for investments purchased Regular delivery	$ 32,778
Delayed delivery	27,012
Payable for fund shares redeemed	1,019
Distributions payable	184
Accrued management fee	372
Other affiliated payables	157
Total liabilities		61,522

Net Assets		$ 1,417,470
Net Assets consist of:
Paid in capital		$ 1,355,479
Undistributed net investment income		676
Accumulated undistributed net realized gain (loss) on investments		17,909
Net unrealized appreciation (depreciation) on investments		43,406
Net Assets, for 127,663 shares outstanding		$ 1,417,470
Net Asset Value, offering price and redemption price per share ($1,417,470 ÷ 127,663 shares)		$ 11.10

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Intermediate Government Income Fund
Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 35,754

Expenses
Management fee	$ 4,656
Transfer agent fees	1,472
Fund wide operations fee	489
Independent trustees' compensation	5
Miscellaneous	6
Total expenses		6,628
Net investment income		29,126
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	25,665
Swap agreements	683
Total net realized gain (loss)		26,348
Change in net unrealized appreciation (depreciation) on: Investment securities	30,294
Swap agreements	(401)
Delayed delivery commitments	74
Total change in net unrealized appreciation (depreciation)		29,967
Net gain (loss)		56,315
Net increase (decrease) in net assets resulting from operations		$ 85,441

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 29,126	$ 37,729
Net realized gain (loss)	26,348	39,073
Change in net unrealized appreciation (depreciation)	29,967	12,798
Net increase (decrease) in net assets resulting from operations	85,441	89,600
Distributions to shareholders from net investment income	(28,870)	(37,002)
Distributions to shareholders from net realized gain	(17,774)	-
Total distributions	(46,644)	(37,002)
Share transactions Proceeds from sales of shares	356,483	1,251,369
Reinvestment of distributions	43,213	33,859
Cost of shares redeemed	(583,721)	(749,256)
Net increase (decrease) in net assets resulting from share transactions	(184,025)	535,972
Total increase (decrease) in net assets	(145,228)	588,570

Net Assets
Beginning of period	1,562,698	974,128
End of period (including undistributed net investment income of $676 and undistributed net investment income of $697, respectively)	$ 1,417,470	$ 1,562,698
Other Information Shares
Sold	32,895	117,192
Issued in reinvestment of distributions	3,989	3,156
Redeemed	(53,973)	(69,652)
Net increase (decrease)	(17,089)	50,696

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.80	$ 10.36	$ 9.97	$ 9.92	$ 10.11
Income from Investment Operations
Net investment income B	.214	.278	.398	.435	.414
Net realized and unrealized gain (loss)	.423	.439	.413	.067	(.219)
Total from investment operations	.637	.717	.811	.502	.195
Distributions from net investment income	(.212)	(.277)	(.421)	(.452)	(.385)
Distributions from net realized gain	(.125)	-	-	-	-
Total distributions	(.337)	(.277)	(.421)	(.452)	(.385)
Net asset value, end of period	$ 11.10	$ 10.80	$ 10.36	$ 9.97	$ 9.92
Total Return A	6.02%	6.98%	8.24%	5.14%	1.97%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.45%	.45%
Net investment income	1.98%	2.59%	3.86%	4.36%	4.14%
Supplemental Data
Net assets, end of period (in millions)	$ 1,417	$ 1,563	$ 974	$ 700	$ 759
Portfolio turnover rate	227%	305%	318%	121%	97%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for each Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates) and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan) for Fidelity GNMA Fund, independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Funds claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, swap agreements, prior period premium and discount on debt securities, market discount, deferred trustees compensation, financing transactions and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
GNMA Fund	$ 11,654,311	$ 311,074	$ (15,171)	$ 295,903
Intermediate Government Income Fund	1,388,538	43,444	(311)	43,133

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Undistributed long-term capital gain	Net unrealized appreciation (depreciation)
GNMA Fund	$ 147,272	$ 16,603	$ 288,191
Intermediate Government Income Fund	9,894	8,990	43,109

The tax character of distributions paid was as follows:

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
GNMA Fund	$ 272,889	$ 19,456	$ 292,345
Intermediate Government Income Fund	32,397	14,247	46,644

July 31, 2009	Ordinary Income	Long-term Capital Gains	Total
GNMA Fund	$ 222,729	$ -	$ 222,729
Intermediate Government Income Fund	37,002	-	37,002

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits certain Funds and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. Certain Funds may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. Each applicable Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. Certain Funds may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable Fund's Schedule of Investments. Certain Funds may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each applicable Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds use derivative instruments (derivatives), including swap agreements and future contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Funds attempt to reduce their exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Funds the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Funds offset certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Funds' custodian bank in accordance with the collateral agreements entered into between the Funds, the swap counterparty and the Funds' custodian bank and, if required, is identified in the Schedule of Investments. The Funds could experience delays and costs in gaining access to the collateral even though it is held by the Funds' custodian bank. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The tables below, which reflect the impacts of derivatives on the financial performance of the applicable Funds, summarize the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
GNMA Fund
Interest Rate Risk
Futures Contracts	$ (618)	$ (6)
Swap Agreements	(2,409)	(3,393)
Totals (a)(b)(c)	$ (3,027)	$ (3,399)

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Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives - continued

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Intermediate Government Income Fund
Interest Rate Risk
Swap Agreements	$ 683	$ (401)
Totals (a)(b)(c)	$ 683	$ (401)

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

(b) Derivatives realized gain (loss) is included in the Statement of Operations.

(c) Derivatives change in unrealized gain (loss) is included in the Statement of Operations.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds use futures contracts to manage their exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

Annual Report

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Funds entered into interest rate swaps to manage their exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is the sum of an individual fund fee rate and a group fee rate. The individual fund fee rate is applied to each Fund's average net assets. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, each Fund's annual management fee rate expressed as a percentage of each Fund's average net assets was as follows:

	Individual Rate	Group Rate	Total
GNMA Fund	.20%	.12%	.32%
Intermediate Government Income Fund	.20%	.12%	.32%

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the Funds' transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .10% of each Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, the compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fees were equivalent to the following annual rates expressed as a percentage of average net assets:

GNMA Fund	.03%
Intermediate Government Income Fund	.03%

6. Committed Line of Credit.

Certain Funds participate with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The participating funds have agreed to pay commitment fees on their pro-rata portion of the line of credit, which are reflected in Miscellaneous expenses on the Statement of Operations, and are as follows:

GNMA Fund	$ 29
Intermediate Government Income Fund	6

During the period, there were no borrowings on this line of credit.

7. Security Lending.

Certain Funds lend portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, each applicable Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Funds and any additional required collateral is delivered to the Funds on the next business day. If the borrower defaults on

Annual Report

7. Security Lending - continued

its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on each applicable Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented on each applicable Fund's Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to:

Intermediate Government Income Fund	$ 24

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund:

In our opinion, the accompanying statements of assets and liabilities, including the schedules of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial positions of Fidelity GNMA Fund (formerly Fidelity Ginnie Mae Fund) and Fidelity Intermediate Government Income Fund (funds of Fidelity Income Fund) at July 31, 2010, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts
September 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each fund's activities, review contractual arrangements with companies that provide services to each fund, oversee management of the risks associated with such activities and contractual arrangements, and review each fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

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Trustees and Officers - continued

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

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Trustees and Officers - continued

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007- present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of each fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

Fund	Pay Date	Record Date	Dividends	Capital Gains
GNMA	09/09/10	09/08/10	$-	$0.245
Intermediate Government Income	09/09/10	09/08/10	$-	$0.145

The funds hereby designate as capital gain dividend the amounts noted below for the taxable year ended July 31,2010 or, if subsequently determined to be different, the net capital gain of such year.

GNMA	$ 36,059,243
Intermediate Government Income	$ 11,341,365

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

GNMA	0.23%
Intermediate Government Income	70.22%

The funds hereby designate the amounts noted below as distributions paid during the period January 1, 2009 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders:

Fund
GNMA	$ 121,971,540
Intermediate Government Income	$ 15,511,716

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research (U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

GMIG-UANN-0910
1.844592.103

Fidelity®
Government Income
Fund

Annual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Fidelity Government Income Fund	6.69%	6.01%	6.18%

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Government Income Fund, a class of the fund, on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity® Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Retail Class shares returned 6.69%, about in line with the 6.88% advance of the Barclays Capital 75% U.S. Government/25% U.S. MBS Blended Index. Sector selection was a key driver of the fund's relative performance, with the fund's overweighting in mortgage securities and corresponding underweighting in government bonds proving beneficial to performance. Government-agency-issued mortgage-backed securities (MBS) generally outpaced the index, as did our out-of-index holdings in collateralized mortgage obligations (CMOs) - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant securities such as those backed by reverse mortgages, as well as hybrid adjustable-rate mortgages (ARMs). These securities outperformed as worries about prepayments intensified. In contrast, our late-period decision to invest outside the index in Treasury Inflation-Protected Securities (TIPS) detracted because they performed poorly when inflation fears waned.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,039.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,039.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,035.60	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,035.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.45%
Actual		$ 1,000.00	$ 1,040.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,040.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	2.3
0.01 - 0.99%	7.5	7.6
1 - 1.99%	16.6	22.7
2 - 2.99%	8.3	9.2
3 - 3.99%	16.5	10.3
4 - 4.99%	17.0	10.0
5 - 5.99%	15.3	19.2
6 - 6.99%	6.5	10.9
7% and over	3.9	4.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	5.2	5.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	4.2	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Mortgage Securities 32.2%		Mortgage Securities 25.4%
	CMOs and Other Mortgage Related Securities 10.8%		CMOs and Other Mortgage Related Securities 8.0%
	U.S. Treasury Obligations 53.3%		U.S. Treasury Obligations 48.4%
	U.S. Government Agency Obligations† 16.6%		U.S. Government Agency Obligations† 22.2%
	Short-Term Investments and Net Other Assets*** (12.9)%		Short-Term Investments and Net Other Assets*** (4.0)%
* Futures and Swaps	(1.1)%	** Futures and Swaps	3.6%
† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 9.6%
Fannie Mae:
1.125% 7/30/12	$ 35,230	$ 35,547
4.75% 11/19/12	35,000	38,151
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,608
1.5% 1/16/13	40,950	41,587
1.875% 6/21/13	97,650	100,180
3.625% 10/18/13	18,880	20,424
4.625% 10/10/12	45,000	48,828
Freddie Mac:
1.75% 6/15/12	37,302	38,069
2.5% 1/7/14	26,670	27,848
4.125% 12/21/12	5,375	5,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	65,500	77,598
6.8% 2/15/12	16,002	16,505
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,581	3,831
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,553
5.66% 9/15/11 (c)	18,000	18,985
5.685% 5/15/12	24,035	26,198
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,406	4,692
Series 2002-20K Class 1, 5.08% 11/1/22	9,599	10,318
Series 2003-P10B, Class 1 5.136% 8/10/13	3,478	3,691
Series 2004-20H Class 1, 5.17% 8/1/24	2,819	3,051
Tennessee Valley Authority:
5.25% 9/15/39	12,000	13,298
5.375% 4/1/56	8,429	9,645
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,397
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	274,840	292,541
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	15,140
4.375% 5/15/40	93,531	99,873
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 15,000	$ 16,322
5% 5/15/37	55,700	65,813
5.25% 2/15/29	85,950	103,597
6.125% 11/15/27	37,365	49,374
6.125% 8/15/29	20,127	26,756
6.25% 8/15/23	23,100	30,106
7.25% 5/15/16	132,937	171,530
7.5% 11/15/16	45,574	60,019
8% 11/15/21	14,605	21,346
9.875% 11/15/15	10,285	14,535
U.S. Treasury Notes:
0.625% 6/30/12	895	897
0.75% 11/30/11	167,180	167,970
0.875% 3/31/11	13,870	13,927
0.875% 1/31/12	115,081	115,841
1% 7/31/11	100,000	100,648
1% 12/31/11	64,001	64,538
1% 4/30/12	35,602	35,912
1% 7/15/13	3,811	3,830
1.25% 11/30/10 (g)	41,435	41,579
1.375% 11/15/12	19,743	20,078
1.5% 10/31/10	34,835	34,945
1.75% 4/15/13	236,510	242,867
1.75% 7/31/15	45,000	45,330
1.875% 4/30/14	53,549	55,051
1.875% 6/30/15	37,770	38,325
2.125% 5/31/15	8,000	8,222
2.375% 8/31/14	20,000	20,894
2.375% 9/30/14	38,177	39,874
2.375% 10/31/14	119,497	124,678
2.5% 3/31/15	84,840	88,797
2.5% 4/30/15	23,717	24,812
2.5% 6/30/17	10,000	10,138
2.625% 7/31/14	83,808	88,424
2.625% 4/30/16	48,591	50,444
2.75% 11/30/16	18,530	19,190
2.75% 2/15/19	13,700	13,794
3% 9/30/16	73,254	77,151
3.125% 8/31/13	36,935	39,497
3.125% 9/30/13	18,130	19,402
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 10/31/16	$ 88,448	$ 93,672
3.125% 1/31/17	60,773	64,177
3.5% 5/15/20 (b)	269,337	282,804
3.625% 8/15/19	33,225	35,413
3.625% 2/15/20	32,640	34,644
3.75% 11/15/18	15,801	17,205
4% 2/15/15 (g)	23,619	26,276
4.25% 11/15/17	27,475	31,124
4.5% 5/15/17	24,685	28,280
4.75% 8/15/17	12,983	15,124
TOTAL U.S. TREASURY OBLIGATIONS		2,910,185
Other Government Related - 7.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,212
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,889
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	89,005
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,691
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,443
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,357
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,339
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	9,025
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,574
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,277
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,837
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,880
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,198
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,893
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,467
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (d)	$ 790	$ 817
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,532
TOTAL OTHER GOVERNMENT RELATED		423,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,059,823)		4,204,559
U.S. Government Agency - Mortgage Securities - 32.2%

Fannie Mae - 20.6%
1.85% 10/1/33 (h)	371	381
1.942% 10/1/33 (h)	161	166
1.969% 4/1/36 (h)	1,872	1,925
1.975% 12/1/34 (h)	413	425
1.989% 2/1/33 (h)	350	360
1.99% 3/1/35 (h)	289	297
2.125% 7/1/35 (h)	162	167
2.136% 3/1/35 (h)	60	62
2.411% 7/1/35 (h)	3,323	3,421
2.425% 5/1/35 (h)	2,614	2,733
2.582% 3/1/35 (h)	206	215
2.73% 11/1/33 (h)	1,124	1,172
2.785% 8/1/35 (h)	1,826	1,914
2.799% 10/1/33 (h)	299	314
2.805% 7/1/35 (h)	1,564	1,631
2.99% 11/1/36 (h)	236	247
3.042% 2/1/34 (h)	122	127
3.079% 7/1/35 (h)	655	685
3.213% 7/1/35 (h)	1,533	1,602
3.213% 4/1/36 (h)	3,023	3,175
3.26% 9/1/34 (h)	3,298	3,423
3.358% 7/1/34 (h)	185	192
3.359% 1/1/40 (h)	56,619	58,904
3.391% 4/1/35 (h)	1,149	1,203
3.407% 10/1/37 (h)	236	246
3.5% 8/1/25 (e)	88,000	90,515
3.639% 9/1/35 (h)	2,988	3,122
3.697% 6/1/36 (h)	304	318
4% 9/1/13 to 8/1/39	7,174	7,472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 8/1/25 (e)(f)	$ 10,000	$ 10,458
4% 8/1/25 (e)(f)	26,000	27,190
4% 8/1/25 (e)(f)	90,000	94,120
4% 7/1/40 (e)(f)	46,000	47,194
4% 8/1/40 (e)(f)	70,000	71,744
4% 8/1/40 (e)	70,000	71,744
4% 8/1/40 (e)	37,000	37,922
4.5% 6/1/25 to 7/1/40	6,818	7,151
4.5% 8/1/25 (e)	1,000	1,059
4.5% 7/1/40 (e)(f)	12,000	12,560
4.5% 8/1/40 (e)	22,000	23,001
4.5% 8/1/40 (e)(f)	3,000	3,137
4.5% 8/1/40 (e)	85,000	88,869
4.5% 8/1/40 (e)	78,000	81,550
4.783% 7/1/35 (h)	2,424	2,528
5% 6/1/14 to 7/1/39	91,847	98,294
5% 8/1/40 (e)	20,000	21,309
5% 8/1/40 (e)(f)	20,000	21,309
5% 8/1/40 (e)(f)	81,200	86,517
5% 8/1/40 (e)	24,000	25,571
5% 8/1/40 (e)	25,000	26,637
5.032% 2/1/34 (h)	3,607	3,783
5.388% 8/1/36 (h)	3,090	3,268
5.495% 2/1/36 (h)	759	788
5.5% 10/1/20 to 3/1/39	64,401	69,627
5.707% 9/1/35 (h)	880	931
5.725% 3/1/36 (h)	3,275	3,497
5.738% 5/1/36 (h)	1,025	1,076
5.746% 3/1/36 (h)	2,936	3,038
5.793% 1/1/37 (h)	6,587	6,897
5.883% 4/1/36 (h)	13,349	13,823
6% 3/1/17 to 8/1/37	33,218	36,245
6% 8/1/40 (e)(f)	4,300	4,671
6.074% 3/1/37 (h)	968	1,034
6.329% 8/1/36 (h)	10,287	10,985
6.5% 2/1/12 to 4/1/37	20,441	22,480
6.5% 8/1/40 (e)	4,000	4,386
7% 7/1/13 to 7/1/32	3,424	3,841
7.5% 7/1/11 to 4/1/29	27	30
8.5% 1/1/15 to 7/1/31	276	306
9% 5/1/14	223	234
9.5% 4/1/16 to 10/1/20	327	376
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 3	$ 3
11.5% 6/15/19 to 1/15/21	502	552
12.5% 8/1/15 to 3/1/16	1	1
		1,238,150
Freddie Mac - 3.2%
1.866% 5/1/37 (h)	852	875
1.903% 3/1/35 (h)	1,422	1,456
2.661% 4/1/35 (h)	3,255	3,416
2.698% 6/1/35 (h)	614	644
2.873% 6/1/35 (h)	772	809
3.538% 3/1/33 (h)	62	65
4% 8/1/25 (e)(f)	13,500	14,104
4.218% 4/1/34 (h)	3,210	3,362
4.431% 2/1/36 (h)	605	634
4.5% 7/1/25 to 4/1/40	10,179	10,696
4.695% 7/1/35 (h)	1,973	2,075
4.851% 5/1/35 (h)	41,956	43,882
5% 8/1/35 to 6/1/38	6,584	7,028
5.138% 4/1/35 (h)	291	306
5.253% 2/1/36 (h)	181	190
5.403% 1/1/36 (h)	2,571	2,670
5.5% 8/1/16 to 7/1/36	43,360	47,046
5.515% 1/1/36 (h)	2,309	2,409
5.554% 10/1/35 (h)	397	420
6% 7/1/16 to 7/1/37	16,868	18,401
6.122% 7/1/36 (h)	1,096	1,154
6.5% 11/1/10 to 3/1/36	26,261	28,743
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	875	945
8.5% 5/1/17 to 9/1/29	136	157
9% 9/1/14 to 10/1/20	26	28
9.5% 5/1/17 to 8/1/21	170	193
9.75% 8/1/14	104	115
10% 4/1/12 to 8/1/21	10	11
11% 8/1/13 to 5/1/14	34	38
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	6	7
13% 6/1/14 to 6/1/15	2	3
		191,884
Ginnie Mae - 8.4%
4% 8/1/40 (e)(f)	90,000	92,868
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/40	$ 18,933	$ 20,018
4.5% 8/1/40 (e)	1,000	1,054
5% 9/20/33	53,321	57,720
5.492% to 5.493% 11/20/59 to 4/20/60 (l)	50,987	56,812
5.5% 8/1/40 (e)	600	652
5.5% 1/20/60 to 3/20/60 (l)	119,714	133,409
5.513% 2/20/60 (l)	25,465	28,401
6% 12/15/10 to 1/15/36	76,897	84,995
6% 7/1/40 (e)(f)	21,000	23,019
6.5% 3/20/31 to 10/15/35	8,229	9,202
7% 10/15/26 to 8/15/32	74	83
7.5% 3/15/28 to 8/15/29	73	84
8% 7/15/19 to 12/15/23	885	1,013
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	62	72
		509,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,888,532)		1,939,438
Collateralized Mortgage Obligations - 10.8%

U.S. Government Agency - 10.8%
Fannie Mae:
floater Series 2007-89 Class EF, 0.8888% 9/25/37 (h)	13,342	13,371
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	879	975
Series 1993-207 Class H, 6.5% 11/25/23	13,419	14,838
Series 1993-240 Class PD, 6.25% 12/25/13	1,801	1,899
Series 1994-23 Class PZ, 6% 2/25/24	12,034	14,412
Series 1996-28 Class PK, 6.5% 7/25/25	2,560	2,837
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,488
Series 2006-45 Class OP, 6/25/36 (j)	4,521	4,244
Series 2006-62 Class KP, 4/25/36 (j)	9,662	8,301
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,830	2,116
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,861
Series 2006-127 Class FD, 0.6088% 7/25/36 (h)	16,850	16,752
Series 2006-44 Class FK, 0.7588% 6/25/36 (h)	6,422	6,414
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,014
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-37 Class GI, 5% 4/25/25 (i)	$ 4,698	$ 460
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	14,457	13,058
Series 384 Class 6, 5% 7/25/37 (i)	16,539	2,487
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3088% 8/25/31 (h)	412	419
Series 2002-49 Class FB, 0.9406% 11/18/31 (h)	609	610
Series 2002-60 Class FV, 1.3288% 4/25/32 (h)	262	267
Series 2002-75 Class FA, 1.3288% 11/25/32 (h)	538	547
Series 2006-50 Class BF, 0.7288% 6/25/36 (h)	19,084	19,039
Series 2006-79 Class PF, 0.7288% 8/25/36 (h)	12,529	12,469
Series 2007-36:
Class FB, 0.7288% 4/25/37 (h)	24,933	24,900
Class FG, 0.7288% 4/25/37 (h)	4,947	4,939
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,111
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,623
Series 2005-102 Class CO, 11/25/35 (j)	4,489	3,912
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,453
Series 2006-12 Class BO, 10/25/35 (j)	20,229	16,539
Series 2006-37 Class OW, 5/25/36 (j)	4,976	4,384
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	4,198	4,651
Series 2001-20 Class Z, 6% 5/25/31	12,595	13,851
Series 2001-46 Class ZG, 6% 9/25/31	4,530	4,968
Series 2002-79 Class Z, 5.5% 11/25/22	10,026	11,153
Series 2005-117, Class JN, 4.5% 1/25/36	645	673
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,791
Series 2007-36:
Class GO, 4/25/37 (j)	790	728
Class PO, 4/25/37 (j)	1,758	1,615
Class SB, 6.2713% 4/25/37 (i)(k)	22,827	3,394
Class SG, 6.2713% 4/25/37 (i)(k)	10,272	1,436
Series 2008-76 Class EF, 0.8288% 9/25/23 (h)	7,530	7,528
Freddie Mac:
floater Series 237 Class F16, 0.8409% 5/15/36 (h)	13,462	13,449
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	341	360
Series 3149 Class OD, 5/15/36 (j)	25,324	21,595
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer Series 2114 Class ZM, 6% 1/15/29	$ 1,443	$ 1,596
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	1,043
planned amortization class Series 1681 Class PJ, 7% 12/15/23	1,661	1,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9409% 2/15/32 (h)	346	348
Series 2630 Class FL, 0.8409% 6/15/18 (h)	550	556
Series 3008 Class SM, 0% 7/15/35 (h)	207	204
Series 3247 Class F, 0.6909% 8/15/36 (h)	18,661	18,506
Series 3255 Class FC, 0.6409% 12/15/36 (h)	20,964	20,781
Series 3279 Class FB, 0.6609% 2/15/37 (h)	5,946	5,929
Series 3346 Class FA, 0.5709% 2/15/19 (h)	14,669	14,664
planned amortization class:
Series 1141 Class G, 9% 9/15/21	237	267
Series 1614 Class L, 6.5% 7/15/23	440	441
Series 2006-15 Class OP, 3/25/36 (j)	5,876	4,974
Series 2356 Class GD, 6% 9/15/16	287	310
Series 2376 Class JE, 5.5% 11/15/16	1,916	2,089
Series 2381 Class OG, 5.5% 11/15/16	1,380	1,503
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,446
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,960
Series 2682 Class LD, 4.5% 10/15/33	777	832
Series 2802 Class OB, 6% 5/15/34	10,455	11,968
Series 2810 Class PD, 6% 6/15/33	982	1,042
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,629
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,584
Series 3077 Class TO, 4/15/35 (j)	12,516	11,002
Series 3110 Class OP, 9/15/35 (j)	11,801	10,385
Series 3119 Class PO, 2/15/36 (j)	14,453	12,312
Series 3121 Class KO, 3/15/36 (j)	4,493	4,024
Series 3122 Class FE, 0.6409% 3/15/36 (h)	16,864	16,797
Series 3123 Class LO, 3/15/36 (j)	9,404	8,048
Series 3145 Class GO, 4/15/36 (j)	8,409	7,341
Series 3147 Class PF, 0.6409% 4/15/36 (h)	14,150	14,074
Series 3151 Class PO, 5/15/36 (j)	9,143	8,026
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,676	1,858
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	$ 3,009	$ 3,320
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,179
Series 2570 Class CU, 4.5% 7/15/17	717	744
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,251
Series 2601 Class TB, 5.5% 4/15/23	869	977
Series 2729 Class GB, 5% 1/15/19	9,015	9,663
Series 2773 Class HC, 4.5% 4/15/19	704	772
Series 2860 Class CP, 4% 10/15/17	581	590
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,256
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,976
Series 3013 Class VJ, 5% 1/15/14	1,232	1,306
Series 2769 Class BU, 5% 3/15/34	801	806
Series 2863 Class DB, 4% 9/15/14	843	859
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,747	6,312
Series 2877 Class JC, 5% 10/15/34	412	421
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6381% 1/20/31 (h)	8,761	8,766
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,891	3,270
0.6416% 8/1/60 (e)(h)(l)	14,653	14,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $608,826)		646,336
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10:
(Collateralized by U.S. Government Obligations) #	$ 278,611	$ 278,606
(Collateralized by U.S. Government Obligations) # (a)	192,153	192,150
TOTAL CASH EQUIVALENTS (Cost $470,756)		470,756
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $7,027,937)		7,261,089
NET OTHER ASSETS (LIABILITIES) - (20.7)%		(1,245,915)
NET ASSETS - 100%		$ 6,015,174
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	(1,851)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(3,727)
		$ 70,000	$ (5,578)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,985,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $423,436,000 or 7.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,383,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$278,606,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 18,968
Bank of America NA	9,490
Deutsche Bank Securities, Inc.	71,172
Goldman, Sachs & Co.	18,979
ING Financial Markets LLC	49,843
J.P. Morgan Securities, Inc.	2,921
Merrill Lynch Government Securities, Inc.	17,081
Mizuho Securities USA, Inc.	75,917
Morgan Stanley & Co., Inc.	9,490
RBC Capital Markets Corp.	4,745
$ 278,606
$192,150,000 due 8/02/10 at 0.21%
J.P. Morgan Securities, Inc.	$ 192,150
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,903)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (5,578)
Total Value of Derivatives	$ -	$ (5,578)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $189,000 and repurchase agreements of $470,756) - See accompanying schedule: Unaffiliated issuers (cost $7,027,937)		$ 7,261,089
Commitment to sell securities on a delayed delivery basis	$ (601,008)
Receivable for securities sold on a delayed delivery basis	597,131	(3,877)
Receivable for investments sold, regular delivery		36,218
Receivable for fund shares sold		44,186
Interest receivable		37,574
Other receivables		753
Total assets		7,375,943

Liabilities
Payable to custodian bank	$ 119
Payable for investments purchased Regular delivery	134,875
Delayed delivery	1,018,386
Payable for fund shares redeemed	5,811
Distributions payable	530
Unrealized depreciation on swap agreements	5,578
Accrued management fee	1,563
Distribution fees payable	283
Other affiliated payables	718
Other payables and accrued expenses	756
Collateral on securities loaned, at value	192,150
Total liabilities		1,360,769

Net Assets		$ 6,015,174
Net Assets consist of:
Paid in capital		$ 5,705,366
Undistributed net investment income		2,694
Accumulated undistributed net realized gain (loss) on investments		83,417
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($431,097 ÷ 39,773 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class T: Net Asset Value and redemption price per share ($335,182 ÷ 30,928 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class B: Net Asset Value and offering price per share ($37,904 ÷ 3,497 shares)A	$ 10.84

Class C: Net Asset Value and offering price per share ($117,527 ÷ 10,845 shares)A	$ 10.84

Government Income: Net Asset Value, offering price and redemption price per share ($4,809,060 ÷ 444,295 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($284,404 ÷ 26,241 shares)	$ 10.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 176,074

Expenses
Management fee	$ 18,274
Transfer agent fees	6,556
Distribution fees	3,363
Fund wide operations fee	1,914
Independent trustees' compensation	21
Interest	5
Miscellaneous	23
Total expenses	30,156
Net investment income		145,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147,991
Swap agreements	(8,875)
Total net realized gain (loss)		139,116
Change in net unrealized appreciation (depreciation) on: Investment securities	84,023
Swap agreements	2,292
Delayed delivery commitments	(911)
Total change in net unrealized appreciation (depreciation)		85,404
Net gain (loss)		224,520
Net increase (decrease) in net assets resulting from operations		$ 370,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 145,918	$ 270,344
Net realized gain (loss)	139,116	269,781
Change in net unrealized appreciation (depreciation)	85,404	95,852
Net increase (decrease) in net assets resulting from operations	370,438	635,977
Distributions to shareholders from net investment income	(140,387)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(337,147)	(359,814)
Share transactions - net increase (decrease)	203,871	(3,981,793)
Total increase (decrease) in net assets	237,162	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $2,694 and undistributed net investment income of $1,884, respectively)	$ 6,015,174	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.424	.466	.387	.033
Total from investment operations	.666	.822	.789	.344
Distributions from net investment income	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.80%	.77%A
Net investment income	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.425	.466	.387	.036
Total from investment operations	.668	.823	.791	.342
Distributions from net investment income	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.78%	.79%A
Net investment income	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.425	.467	.387	.037
Total from investment operations	.589	.745	.716	.288
Distributions from net investment income	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%A
Net investment income	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.425	.468	.387	.033
Total from investment operations	.588	.743	.713	.282
Distributions from net investment income	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.53%	1.55%A
Net investment income	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment incomeB	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	.415	.476	.378	.068	(.274)
Total from investment operations	.690	.866	.816	.511	.155
Distributions from net investment income	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-
Total distributions	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total ReturnA	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.44%
Net investment income	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	355%	380%D	269%	164%D	108%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.425	.466	.388	.034
Total from investment operations	.692	.851	.820	.363
Distributions from net investment income	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.53%	.51%	.51%	.53%A
Net investment income	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,432
Gross unrealized depreciation	(5,521)
Net unrealized appreciation (depreciation)	$ 237,911
Tax Cost	$ 7,023,178

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 40,915
Undistributed long-term capital gain	$ 41,440
Net unrealized appreciation (depreciation)	$ 228,328

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 175,643	$ 307,284
Long-term Capital Gains	161,504	52,530
Total	$ 337,147	$ 359,814

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (8,875)	$ 2,292
Totals (a)	$ (8,875)	$ 2,292

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,068	$ 50
Class T	-%	.25%	782	7
Class B	.65%	.25%	370	268
Class C	.75%	.25%	1,143	263
			$ 3,363	$ 588

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50
Class T	12
Class B*	113
Class C*	25
$ 200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 714.17
Class T	491.16
Class B	102.25
Class C	179.16
Government Income	4,644.10
Institutional Class	426.18
	$ 6,556

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 95,637.40%		$ 5

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $177.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 9,342	$ 13,006
Class T	6,865	10,251
Class B	606	1,363
Class C	1,669	3,300
Government Income	116,185	226,663
Institutional Class	5,720	16,871
Total	$ 140,387	$ 271,454

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class A
Shares sold	17,922	35,692	$ 190,342	$ 380,999
Issued in exchange of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,943	1,253	20,562	13,436
Shares redeemed	(20,615)	(25,396)	(218,378)	(272,901)
Net increase (decrease)	(750)	18,190	$ (7,474)	$ 191,861
Class T
Shares sold	13,716	23,887	$ 145,586	$ 254,848
Reinvestment of distributions	1,616	1,145	17,109	12,255
Shares redeemed	(14,473)	(17,656)	(153,287)	(189,289)
Net increase (decrease)	859	7,376	$ 9,408	$ 77,814
Class B
Shares sold	1,036	4,098	$ 11,019	$ 43,522
Reinvestment of distributions	165	135	1,747	1,442
Shares redeemed	(2,202)	(3,673)	(23,321)	(39,286)
Net increase (decrease)	(1,001)	560	$ (10,555)	$ 5,678
Class C
Shares sold	3,916	12,983	$ 41,596	$ 137,496
Reinvestment of distributions	390	275	4,131	2,940
Shares redeemed	(5,610)	(7,938)	(59,334)	(84,780)
Net increase (decrease)	(1,304)	5,320	$ (13,607)	$ 55,656

Annual Report

9. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Government Income
Shares sold	155,285	375,847	$ 1,646,227	$ 3,997,128
Reinvestment of distributions	24,826	27,412	262,396	291,319
Shares redeemed	(166,873)	(757,431)	(1,763,484)	(8,030,938)
Net increase (decrease)	13,238	(354,172)	$ 145,139	$ (3,742,491)
Institutional Class
Shares sold	13,487	21,256	$ 143,092	$ 226,158
Reinvestment of distributions	1,193	2,190	12,621	23,273
Shares redeemed	(7,047)	(76,962)	(74,753)	(819,742)
Net increase (decrease)	7,633	(53,516)	$ 80,960	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Government Income Fund voted to pay on September 9, 2010, to shareholders of record at the opening of business on September 8, 2010, a distribution of $0.155 per share derived from capital gains realized from sales of portfolio securities and a dividend of $.00 per share from net investment income.

A total of 37.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2010, $66,140,759, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $78,190,564 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Investments
Money Management, Inc.

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional

Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST)
1-800-544-5555

Automated line for quickest service

GVT-UANN-0910
1.789246.107

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Class A, Class T, Class B
and Class C

Annual Report

July 31, 2010

Class A, Class T, Class B, and Class C are classes of Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Class A (incl. 4.00% sales charge) A	2.18%	4.92%	5.63%
Class T (incl. 4.00% sales charge) B	2.19%	4.93%	5.64%
Class B (incl. contingent deferred sales charge) C	0.67%	4.88%	5.78%
Class C (incl. contingent deferred sales charge) D	4.66%	5.19%	5.77%

A As of April 1, 2007, Class A shares bear a 0.25% 12b-1 fee. The initial offering of Class A shares took place on October 24, 2006. Returns between October 24, 2006 and March 31, 2007 reflect a 0.15% 12b-1 fee. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' current 12b-1 fee been reflected, returns prior to April 1, 2007, would have been lower.

B Class T shares bear a 0.25% 12b-1 fee. The initial offering of Class T shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower.

C Class B shares bear a 0.90% 12b-1 fee. The initial offering of Class B shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class B shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class B shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 5%, 2%, and 0%, respectively.

D Class C shares bear a 1.00% 12b-1 fee. The initial offering of Class C shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class C shares' 12b-1 fee been reflected, returns prior to October 24, 2006, would have been lower. Class C shares' contingent deferred sales charges included in the past one year, past five years, and past ten years total return figures are 1%, 0%, and 0%, respectively.

Annual Report

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Class A on July 31, 2000, and the current 4.00% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Class A took place on October 24, 2006. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares gained 6.44%, 6.45%, 5.67% and 5.66%, respectively (excluding sales charges), versus the 6.88% advance of the Barclays Capital 75% U.S. Government/25% U.S. MBS Blended Index. Sector selection was a key driver of the fund's relative performance, with the fund's overweighting in mortgage securities and corresponding underweighting in government bonds proving beneficial to performance. Government-agency-issued mortgage-backed securities (MBS) generally outpaced the index, as did our out-of-index holdings in collateralized mortgage obligations (CMOs) - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant securities such as those backed by reverse mortgages, as well as hybrid adjustable-rate mortgages (ARMs). These securities outperformed as worries about prepayments intensified. In contrast, our late-period decision to invest outside the index in Treasury Inflation-Protected Securities (TIPS) detracted because they performed poorly when inflation fears waned.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Institutional Class shares gained 6.70%, about in line with the 6.88% advance of the Barclays Capital 75% U.S. Government/25% U.S. MBS Blended Index. Sector selection was a key driver of the fund's relative performance, with the fund's overweighting in mortgage securities and corresponding underweighting in government bonds proving beneficial to performance. Government-agency-issued mortgage-backed securities (MBS) generally outpaced the index, as did our out-of-index holdings in collateralized mortgage obligations (CMOs) - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant securities such as those backed by reverse mortgages, as well as hybrid adjustable-rate mortgages (ARMs). These securities outperformed as worries about prepayments intensified. In contrast, our late-period decision to invest outside the index in Treasury Inflation-Protected Securities (TIPS) detracted because they performed poorly when inflation fears waned.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,039.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,039.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,035.60	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,035.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.45%
Actual		$ 1,000.00	$ 1,040.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,040.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	2.3
0.01 - 0.99%	7.5	7.6
1 - 1.99%	16.6	22.7
2 - 2.99%	8.3	9.2
3 - 3.99%	16.5	10.3
4 - 4.99%	17.0	10.0
5 - 5.99%	15.3	19.2
6 - 6.99%	6.5	10.9
7% and over	3.9	4.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	5.2	5.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	4.2	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Mortgage Securities 32.2%		Mortgage Securities 25.4%
	CMOs and Other Mortgage Related Securities 10.8%		CMOs and Other Mortgage Related Securities 8.0%
	U.S. Treasury Obligations 53.3%		U.S. Treasury Obligations 48.4%
	U.S. Government Agency Obligations† 16.6%		U.S. Government Agency Obligations† 22.2%
	Short-Term Investments and Net Other Assets*** (12.9)%		Short-Term Investments and Net Other Assets*** (4.0)%
* Futures and Swaps	(1.1)%	** Futures and Swaps	3.6%
† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 9.6%
Fannie Mae:
1.125% 7/30/12	$ 35,230	$ 35,547
4.75% 11/19/12	35,000	38,151
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,608
1.5% 1/16/13	40,950	41,587
1.875% 6/21/13	97,650	100,180
3.625% 10/18/13	18,880	20,424
4.625% 10/10/12	45,000	48,828
Freddie Mac:
1.75% 6/15/12	37,302	38,069
2.5% 1/7/14	26,670	27,848
4.125% 12/21/12	5,375	5,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	65,500	77,598
6.8% 2/15/12	16,002	16,505
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,581	3,831
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,553
5.66% 9/15/11 (c)	18,000	18,985
5.685% 5/15/12	24,035	26,198
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,406	4,692
Series 2002-20K Class 1, 5.08% 11/1/22	9,599	10,318
Series 2003-P10B, Class 1 5.136% 8/10/13	3,478	3,691
Series 2004-20H Class 1, 5.17% 8/1/24	2,819	3,051
Tennessee Valley Authority:
5.25% 9/15/39	12,000	13,298
5.375% 4/1/56	8,429	9,645
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,397
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	274,840	292,541
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	15,140
4.375% 5/15/40	93,531	99,873
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 15,000	$ 16,322
5% 5/15/37	55,700	65,813
5.25% 2/15/29	85,950	103,597
6.125% 11/15/27	37,365	49,374
6.125% 8/15/29	20,127	26,756
6.25% 8/15/23	23,100	30,106
7.25% 5/15/16	132,937	171,530
7.5% 11/15/16	45,574	60,019
8% 11/15/21	14,605	21,346
9.875% 11/15/15	10,285	14,535
U.S. Treasury Notes:
0.625% 6/30/12	895	897
0.75% 11/30/11	167,180	167,970
0.875% 3/31/11	13,870	13,927
0.875% 1/31/12	115,081	115,841
1% 7/31/11	100,000	100,648
1% 12/31/11	64,001	64,538
1% 4/30/12	35,602	35,912
1% 7/15/13	3,811	3,830
1.25% 11/30/10 (g)	41,435	41,579
1.375% 11/15/12	19,743	20,078
1.5% 10/31/10	34,835	34,945
1.75% 4/15/13	236,510	242,867
1.75% 7/31/15	45,000	45,330
1.875% 4/30/14	53,549	55,051
1.875% 6/30/15	37,770	38,325
2.125% 5/31/15	8,000	8,222
2.375% 8/31/14	20,000	20,894
2.375% 9/30/14	38,177	39,874
2.375% 10/31/14	119,497	124,678
2.5% 3/31/15	84,840	88,797
2.5% 4/30/15	23,717	24,812
2.5% 6/30/17	10,000	10,138
2.625% 7/31/14	83,808	88,424
2.625% 4/30/16	48,591	50,444
2.75% 11/30/16	18,530	19,190
2.75% 2/15/19	13,700	13,794
3% 9/30/16	73,254	77,151
3.125% 8/31/13	36,935	39,497
3.125% 9/30/13	18,130	19,402
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 10/31/16	$ 88,448	$ 93,672
3.125% 1/31/17	60,773	64,177
3.5% 5/15/20 (b)	269,337	282,804
3.625% 8/15/19	33,225	35,413
3.625% 2/15/20	32,640	34,644
3.75% 11/15/18	15,801	17,205
4% 2/15/15 (g)	23,619	26,276
4.25% 11/15/17	27,475	31,124
4.5% 5/15/17	24,685	28,280
4.75% 8/15/17	12,983	15,124
TOTAL U.S. TREASURY OBLIGATIONS		2,910,185
Other Government Related - 7.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,212
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,889
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	89,005
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,691
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,443
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,357
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,339
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	9,025
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,574
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,277
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,837
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,880
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,198
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,893
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,467
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (d)	$ 790	$ 817
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,532
TOTAL OTHER GOVERNMENT RELATED		423,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,059,823)		4,204,559
U.S. Government Agency - Mortgage Securities - 32.2%

Fannie Mae - 20.6%
1.85% 10/1/33 (h)	371	381
1.942% 10/1/33 (h)	161	166
1.969% 4/1/36 (h)	1,872	1,925
1.975% 12/1/34 (h)	413	425
1.989% 2/1/33 (h)	350	360
1.99% 3/1/35 (h)	289	297
2.125% 7/1/35 (h)	162	167
2.136% 3/1/35 (h)	60	62
2.411% 7/1/35 (h)	3,323	3,421
2.425% 5/1/35 (h)	2,614	2,733
2.582% 3/1/35 (h)	206	215
2.73% 11/1/33 (h)	1,124	1,172
2.785% 8/1/35 (h)	1,826	1,914
2.799% 10/1/33 (h)	299	314
2.805% 7/1/35 (h)	1,564	1,631
2.99% 11/1/36 (h)	236	247
3.042% 2/1/34 (h)	122	127
3.079% 7/1/35 (h)	655	685
3.213% 7/1/35 (h)	1,533	1,602
3.213% 4/1/36 (h)	3,023	3,175
3.26% 9/1/34 (h)	3,298	3,423
3.358% 7/1/34 (h)	185	192
3.359% 1/1/40 (h)	56,619	58,904
3.391% 4/1/35 (h)	1,149	1,203
3.407% 10/1/37 (h)	236	246
3.5% 8/1/25 (e)	88,000	90,515
3.639% 9/1/35 (h)	2,988	3,122
3.697% 6/1/36 (h)	304	318
4% 9/1/13 to 8/1/39	7,174	7,472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 8/1/25 (e)(f)	$ 10,000	$ 10,458
4% 8/1/25 (e)(f)	26,000	27,190
4% 8/1/25 (e)(f)	90,000	94,120
4% 7/1/40 (e)(f)	46,000	47,194
4% 8/1/40 (e)(f)	70,000	71,744
4% 8/1/40 (e)	70,000	71,744
4% 8/1/40 (e)	37,000	37,922
4.5% 6/1/25 to 7/1/40	6,818	7,151
4.5% 8/1/25 (e)	1,000	1,059
4.5% 7/1/40 (e)(f)	12,000	12,560
4.5% 8/1/40 (e)	22,000	23,001
4.5% 8/1/40 (e)(f)	3,000	3,137
4.5% 8/1/40 (e)	85,000	88,869
4.5% 8/1/40 (e)	78,000	81,550
4.783% 7/1/35 (h)	2,424	2,528
5% 6/1/14 to 7/1/39	91,847	98,294
5% 8/1/40 (e)	20,000	21,309
5% 8/1/40 (e)(f)	20,000	21,309
5% 8/1/40 (e)(f)	81,200	86,517
5% 8/1/40 (e)	24,000	25,571
5% 8/1/40 (e)	25,000	26,637
5.032% 2/1/34 (h)	3,607	3,783
5.388% 8/1/36 (h)	3,090	3,268
5.495% 2/1/36 (h)	759	788
5.5% 10/1/20 to 3/1/39	64,401	69,627
5.707% 9/1/35 (h)	880	931
5.725% 3/1/36 (h)	3,275	3,497
5.738% 5/1/36 (h)	1,025	1,076
5.746% 3/1/36 (h)	2,936	3,038
5.793% 1/1/37 (h)	6,587	6,897
5.883% 4/1/36 (h)	13,349	13,823
6% 3/1/17 to 8/1/37	33,218	36,245
6% 8/1/40 (e)(f)	4,300	4,671
6.074% 3/1/37 (h)	968	1,034
6.329% 8/1/36 (h)	10,287	10,985
6.5% 2/1/12 to 4/1/37	20,441	22,480
6.5% 8/1/40 (e)	4,000	4,386
7% 7/1/13 to 7/1/32	3,424	3,841
7.5% 7/1/11 to 4/1/29	27	30
8.5% 1/1/15 to 7/1/31	276	306
9% 5/1/14	223	234
9.5% 4/1/16 to 10/1/20	327	376
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 3	$ 3
11.5% 6/15/19 to 1/15/21	502	552
12.5% 8/1/15 to 3/1/16	1	1
		1,238,150
Freddie Mac - 3.2%
1.866% 5/1/37 (h)	852	875
1.903% 3/1/35 (h)	1,422	1,456
2.661% 4/1/35 (h)	3,255	3,416
2.698% 6/1/35 (h)	614	644
2.873% 6/1/35 (h)	772	809
3.538% 3/1/33 (h)	62	65
4% 8/1/25 (e)(f)	13,500	14,104
4.218% 4/1/34 (h)	3,210	3,362
4.431% 2/1/36 (h)	605	634
4.5% 7/1/25 to 4/1/40	10,179	10,696
4.695% 7/1/35 (h)	1,973	2,075
4.851% 5/1/35 (h)	41,956	43,882
5% 8/1/35 to 6/1/38	6,584	7,028
5.138% 4/1/35 (h)	291	306
5.253% 2/1/36 (h)	181	190
5.403% 1/1/36 (h)	2,571	2,670
5.5% 8/1/16 to 7/1/36	43,360	47,046
5.515% 1/1/36 (h)	2,309	2,409
5.554% 10/1/35 (h)	397	420
6% 7/1/16 to 7/1/37	16,868	18,401
6.122% 7/1/36 (h)	1,096	1,154
6.5% 11/1/10 to 3/1/36	26,261	28,743
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	875	945
8.5% 5/1/17 to 9/1/29	136	157
9% 9/1/14 to 10/1/20	26	28
9.5% 5/1/17 to 8/1/21	170	193
9.75% 8/1/14	104	115
10% 4/1/12 to 8/1/21	10	11
11% 8/1/13 to 5/1/14	34	38
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	6	7
13% 6/1/14 to 6/1/15	2	3
		191,884
Ginnie Mae - 8.4%
4% 8/1/40 (e)(f)	90,000	92,868
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/40	$ 18,933	$ 20,018
4.5% 8/1/40 (e)	1,000	1,054
5% 9/20/33	53,321	57,720
5.492% to 5.493% 11/20/59 to 4/20/60 (l)	50,987	56,812
5.5% 8/1/40 (e)	600	652
5.5% 1/20/60 to 3/20/60 (l)	119,714	133,409
5.513% 2/20/60 (l)	25,465	28,401
6% 12/15/10 to 1/15/36	76,897	84,995
6% 7/1/40 (e)(f)	21,000	23,019
6.5% 3/20/31 to 10/15/35	8,229	9,202
7% 10/15/26 to 8/15/32	74	83
7.5% 3/15/28 to 8/15/29	73	84
8% 7/15/19 to 12/15/23	885	1,013
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	62	72
		509,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,888,532)		1,939,438
Collateralized Mortgage Obligations - 10.8%

U.S. Government Agency - 10.8%
Fannie Mae:
floater Series 2007-89 Class EF, 0.8888% 9/25/37 (h)	13,342	13,371
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	879	975
Series 1993-207 Class H, 6.5% 11/25/23	13,419	14,838
Series 1993-240 Class PD, 6.25% 12/25/13	1,801	1,899
Series 1994-23 Class PZ, 6% 2/25/24	12,034	14,412
Series 1996-28 Class PK, 6.5% 7/25/25	2,560	2,837
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,488
Series 2006-45 Class OP, 6/25/36 (j)	4,521	4,244
Series 2006-62 Class KP, 4/25/36 (j)	9,662	8,301
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,830	2,116
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,861
Series 2006-127 Class FD, 0.6088% 7/25/36 (h)	16,850	16,752
Series 2006-44 Class FK, 0.7588% 6/25/36 (h)	6,422	6,414
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,014
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-37 Class GI, 5% 4/25/25 (i)	$ 4,698	$ 460
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	14,457	13,058
Series 384 Class 6, 5% 7/25/37 (i)	16,539	2,487
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3088% 8/25/31 (h)	412	419
Series 2002-49 Class FB, 0.9406% 11/18/31 (h)	609	610
Series 2002-60 Class FV, 1.3288% 4/25/32 (h)	262	267
Series 2002-75 Class FA, 1.3288% 11/25/32 (h)	538	547
Series 2006-50 Class BF, 0.7288% 6/25/36 (h)	19,084	19,039
Series 2006-79 Class PF, 0.7288% 8/25/36 (h)	12,529	12,469
Series 2007-36:
Class FB, 0.7288% 4/25/37 (h)	24,933	24,900
Class FG, 0.7288% 4/25/37 (h)	4,947	4,939
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,111
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,623
Series 2005-102 Class CO, 11/25/35 (j)	4,489	3,912
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,453
Series 2006-12 Class BO, 10/25/35 (j)	20,229	16,539
Series 2006-37 Class OW, 5/25/36 (j)	4,976	4,384
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	4,198	4,651
Series 2001-20 Class Z, 6% 5/25/31	12,595	13,851
Series 2001-46 Class ZG, 6% 9/25/31	4,530	4,968
Series 2002-79 Class Z, 5.5% 11/25/22	10,026	11,153
Series 2005-117, Class JN, 4.5% 1/25/36	645	673
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,791
Series 2007-36:
Class GO, 4/25/37 (j)	790	728
Class PO, 4/25/37 (j)	1,758	1,615
Class SB, 6.2713% 4/25/37 (i)(k)	22,827	3,394
Class SG, 6.2713% 4/25/37 (i)(k)	10,272	1,436
Series 2008-76 Class EF, 0.8288% 9/25/23 (h)	7,530	7,528
Freddie Mac:
floater Series 237 Class F16, 0.8409% 5/15/36 (h)	13,462	13,449
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	341	360
Series 3149 Class OD, 5/15/36 (j)	25,324	21,595
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer Series 2114 Class ZM, 6% 1/15/29	$ 1,443	$ 1,596
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	1,043
planned amortization class Series 1681 Class PJ, 7% 12/15/23	1,661	1,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9409% 2/15/32 (h)	346	348
Series 2630 Class FL, 0.8409% 6/15/18 (h)	550	556
Series 3008 Class SM, 0% 7/15/35 (h)	207	204
Series 3247 Class F, 0.6909% 8/15/36 (h)	18,661	18,506
Series 3255 Class FC, 0.6409% 12/15/36 (h)	20,964	20,781
Series 3279 Class FB, 0.6609% 2/15/37 (h)	5,946	5,929
Series 3346 Class FA, 0.5709% 2/15/19 (h)	14,669	14,664
planned amortization class:
Series 1141 Class G, 9% 9/15/21	237	267
Series 1614 Class L, 6.5% 7/15/23	440	441
Series 2006-15 Class OP, 3/25/36 (j)	5,876	4,974
Series 2356 Class GD, 6% 9/15/16	287	310
Series 2376 Class JE, 5.5% 11/15/16	1,916	2,089
Series 2381 Class OG, 5.5% 11/15/16	1,380	1,503
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,446
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,960
Series 2682 Class LD, 4.5% 10/15/33	777	832
Series 2802 Class OB, 6% 5/15/34	10,455	11,968
Series 2810 Class PD, 6% 6/15/33	982	1,042
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,629
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,584
Series 3077 Class TO, 4/15/35 (j)	12,516	11,002
Series 3110 Class OP, 9/15/35 (j)	11,801	10,385
Series 3119 Class PO, 2/15/36 (j)	14,453	12,312
Series 3121 Class KO, 3/15/36 (j)	4,493	4,024
Series 3122 Class FE, 0.6409% 3/15/36 (h)	16,864	16,797
Series 3123 Class LO, 3/15/36 (j)	9,404	8,048
Series 3145 Class GO, 4/15/36 (j)	8,409	7,341
Series 3147 Class PF, 0.6409% 4/15/36 (h)	14,150	14,074
Series 3151 Class PO, 5/15/36 (j)	9,143	8,026
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,676	1,858
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	$ 3,009	$ 3,320
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,179
Series 2570 Class CU, 4.5% 7/15/17	717	744
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,251
Series 2601 Class TB, 5.5% 4/15/23	869	977
Series 2729 Class GB, 5% 1/15/19	9,015	9,663
Series 2773 Class HC, 4.5% 4/15/19	704	772
Series 2860 Class CP, 4% 10/15/17	581	590
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,256
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,976
Series 3013 Class VJ, 5% 1/15/14	1,232	1,306
Series 2769 Class BU, 5% 3/15/34	801	806
Series 2863 Class DB, 4% 9/15/14	843	859
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,747	6,312
Series 2877 Class JC, 5% 10/15/34	412	421
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6381% 1/20/31 (h)	8,761	8,766
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,891	3,270
0.6416% 8/1/60 (e)(h)(l)	14,653	14,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $608,826)		646,336
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10:
(Collateralized by U.S. Government Obligations) #	$ 278,611	$ 278,606
(Collateralized by U.S. Government Obligations) # (a)	192,153	192,150
TOTAL CASH EQUIVALENTS (Cost $470,756)		470,756
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $7,027,937)		7,261,089
NET OTHER ASSETS (LIABILITIES) - (20.7)%		(1,245,915)
NET ASSETS - 100%		$ 6,015,174
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	(1,851)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(3,727)
		$ 70,000	$ (5,578)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,985,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $423,436,000 or 7.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,383,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$278,606,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 18,968
Bank of America NA	9,490
Deutsche Bank Securities, Inc.	71,172
Goldman, Sachs & Co.	18,979
ING Financial Markets LLC	49,843
J.P. Morgan Securities, Inc.	2,921
Merrill Lynch Government Securities, Inc.	17,081
Mizuho Securities USA, Inc.	75,917
Morgan Stanley & Co., Inc.	9,490
RBC Capital Markets Corp.	4,745
$ 278,606
$192,150,000 due 8/02/10 at 0.21%
J.P. Morgan Securities, Inc.	$ 192,150
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,903)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (5,578)
Total Value of Derivatives	$ -	$ (5,578)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $189,000 and repurchase agreements of $470,756) - See accompanying schedule: Unaffiliated issuers (cost $7,027,937)		$ 7,261,089
Commitment to sell securities on a delayed delivery basis	$ (601,008)
Receivable for securities sold on a delayed delivery basis	597,131	(3,877)
Receivable for investments sold, regular delivery		36,218
Receivable for fund shares sold		44,186
Interest receivable		37,574
Other receivables		753
Total assets		7,375,943

Liabilities
Payable to custodian bank	$ 119
Payable for investments purchased Regular delivery	134,875
Delayed delivery	1,018,386
Payable for fund shares redeemed	5,811
Distributions payable	530
Unrealized depreciation on swap agreements	5,578
Accrued management fee	1,563
Distribution fees payable	283
Other affiliated payables	718
Other payables and accrued expenses	756
Collateral on securities loaned, at value	192,150
Total liabilities		1,360,769

Net Assets		$ 6,015,174
Net Assets consist of:
Paid in capital		$ 5,705,366
Undistributed net investment income		2,694
Accumulated undistributed net realized gain (loss) on investments		83,417
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($431,097 ÷ 39,773 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class T: Net Asset Value and redemption price per share ($335,182 ÷ 30,928 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class B: Net Asset Value and offering price per share ($37,904 ÷ 3,497 shares)A	$ 10.84

Class C: Net Asset Value and offering price per share ($117,527 ÷ 10,845 shares)A	$ 10.84

Government Income: Net Asset Value, offering price and redemption price per share ($4,809,060 ÷ 444,295 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($284,404 ÷ 26,241 shares)	$ 10.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 176,074

Expenses
Management fee	$ 18,274
Transfer agent fees	6,556
Distribution fees	3,363
Fund wide operations fee	1,914
Independent trustees' compensation	21
Interest	5
Miscellaneous	23
Total expenses	30,156
Net investment income		145,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147,991
Swap agreements	(8,875)
Total net realized gain (loss)		139,116
Change in net unrealized appreciation (depreciation) on: Investment securities	84,023
Swap agreements	2,292
Delayed delivery commitments	(911)
Total change in net unrealized appreciation (depreciation)		85,404
Net gain (loss)		224,520
Net increase (decrease) in net assets resulting from operations		$ 370,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 145,918	$ 270,344
Net realized gain (loss)	139,116	269,781
Change in net unrealized appreciation (depreciation)	85,404	95,852
Net increase (decrease) in net assets resulting from operations	370,438	635,977
Distributions to shareholders from net investment income	(140,387)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(337,147)	(359,814)
Share transactions - net increase (decrease)	203,871	(3,981,793)
Total increase (decrease) in net assets	237,162	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $2,694 and undistributed net investment income of $1,884, respectively)	$ 6,015,174	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.424	.466	.387	.033
Total from investment operations	.666	.822	.789	.344
Distributions from net investment income	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.80%	.77%A
Net investment income	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.425	.466	.387	.036
Total from investment operations	.668	.823	.791	.342
Distributions from net investment income	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.78%	.79%A
Net investment income	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.425	.467	.387	.037
Total from investment operations	.589	.745	.716	.288
Distributions from net investment income	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%A
Net investment income	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.425	.468	.387	.033
Total from investment operations	.588	.743	.713	.282
Distributions from net investment income	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.53%	1.55%A
Net investment income	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment incomeB	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	.415	.476	.378	.068	(.274)
Total from investment operations	.690	.866	.816	.511	.155
Distributions from net investment income	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-
Total distributions	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total ReturnA	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.44%
Net investment income	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	355%	380%D	269%	164%D	108%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.425	.466	.388	.034
Total from investment operations	.692	.851	.820	.363
Distributions from net investment income	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.53%	.51%	.51%	.53%A
Net investment income	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,432
Gross unrealized depreciation	(5,521)
Net unrealized appreciation (depreciation)	$ 237,911
Tax Cost	$ 7,023,178

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 40,915
Undistributed long-term capital gain	$ 41,440
Net unrealized appreciation (depreciation)	$ 228,328

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 175,643	$ 307,284
Long-term Capital Gains	161,504	52,530
Total	$ 337,147	$ 359,814

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (8,875)	$ 2,292
Totals (a)	$ (8,875)	$ 2,292

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,068	$ 50
Class T	-%	.25%	782	7
Class B	.65%	.25%	370	268
Class C	.75%	.25%	1,143	263
			$ 3,363	$ 588

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50
Class T	12
Class B*	113
Class C*	25
$ 200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 714.17
Class T	491.16
Class B	102.25
Class C	179.16
Government Income	4,644.10
Institutional Class	426.18
	$ 6,556

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 95,637.40%		$ 5

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $177.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 9,342	$ 13,006
Class T	6,865	10,251
Class B	606	1,363
Class C	1,669	3,300
Government Income	116,185	226,663
Institutional Class	5,720	16,871
Total	$ 140,387	$ 271,454

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class A
Shares sold	17,922	35,692	$ 190,342	$ 380,999
Issued in exchange of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,943	1,253	20,562	13,436
Shares redeemed	(20,615)	(25,396)	(218,378)	(272,901)
Net increase (decrease)	(750)	18,190	$ (7,474)	$ 191,861
Class T
Shares sold	13,716	23,887	$ 145,586	$ 254,848
Reinvestment of distributions	1,616	1,145	17,109	12,255
Shares redeemed	(14,473)	(17,656)	(153,287)	(189,289)
Net increase (decrease)	859	7,376	$ 9,408	$ 77,814
Class B
Shares sold	1,036	4,098	$ 11,019	$ 43,522
Reinvestment of distributions	165	135	1,747	1,442
Shares redeemed	(2,202)	(3,673)	(23,321)	(39,286)
Net increase (decrease)	(1,001)	560	$ (10,555)	$ 5,678
Class C
Shares sold	3,916	12,983	$ 41,596	$ 137,496
Reinvestment of distributions	390	275	4,131	2,940
Shares redeemed	(5,610)	(7,938)	(59,334)	(84,780)
Net increase (decrease)	(1,304)	5,320	$ (13,607)	$ 55,656

Annual Report

9. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Government Income
Shares sold	155,285	375,847	$ 1,646,227	$ 3,997,128
Reinvestment of distributions	24,826	27,412	262,396	291,319
Shares redeemed	(166,873)	(757,431)	(1,763,484)	(8,030,938)
Net increase (decrease)	13,238	(354,172)	$ 145,139	$ (3,742,491)
Institutional Class
Shares sold	13,487	21,256	$ 143,092	$ 226,158
Reinvestment of distributions	1,193	2,190	12,621	23,273
Shares redeemed	(7,047)	(76,962)	(74,753)	(819,742)
Net increase (decrease)	7,633	(53,516)	$ 80,960	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay to shareholders of record at the opening of business, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Class A	09/09/10	09/08/10	$0.00	$0.155
Class T	09/09/10	09/08/10	$0.00	$0.155
Class B	09/09/10	09/08/10	$0.00	$0.155
Class C	09/09/10	09/08/10	$0.00	$0.155

A total of 37.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2010, $66,140,759, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $78,190,564 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVT-UANN-0910
1.834241.103

(Fidelity Investment logo)(registered trademark)
Fidelity Advisor
Government Income
Fund - Institutional Class

Annual Report

July 31, 2010

Institutional Class is a class of
Fidelity® Government Income Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Past 10 years
Institutional Class A	6.70%	5.99%	6.17%

A The initial offering of Institutional Class shares took place on October 24, 2006. Returns prior to October 24, 2006 are those of Fidelity Government Income Fund, the original class of the fund.

$10,000 Over 10 Years

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Government Income Fund - Institutional Class on July 31, 2000. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Government Bond Index performed over the same period. The initial offering of Institutional Class took place on October 24, 2006. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Class A, Class T, Class B and Class C shares gained 6.44%, 6.45%, 5.67% and 5.66%, respectively (excluding sales charges), versus the 6.88% advance of the Barclays Capital 75% U.S. Government/25% U.S. MBS Blended Index. Sector selection was a key driver of the fund's relative performance, with the fund's overweighting in mortgage securities and corresponding underweighting in government bonds proving beneficial to performance. Government-agency-issued mortgage-backed securities (MBS) generally outpaced the index, as did our out-of-index holdings in collateralized mortgage obligations (CMOs) - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant securities such as those backed by reverse mortgages, as well as hybrid adjustable-rate mortgages (ARMs). These securities outperformed as worries about prepayments intensified. In contrast, our late-period decision to invest outside the index in Treasury Inflation-Protected Securities (TIPS) detracted because they performed poorly when inflation fears waned.

Comments from William Irving, Lead Portfolio Manager of Fidelity Advisor Government Income Fund, and Franco Castagliuolo, who became Co-Portfolio Manager on December 1, 2009: For the year, the fund's Institutional Class shares gained 6.70%, about in line with the 6.88% advance of the Barclays Capital 75% U.S. Government/25% U.S. MBS Blended Index. Sector selection was a key driver of the fund's relative performance, with the fund's overweighting in mortgage securities and corresponding underweighting in government bonds proving beneficial to performance. Government-agency-issued mortgage-backed securities (MBS) generally outpaced the index, as did our out-of-index holdings in collateralized mortgage obligations (CMOs) - which are mortgages carved into different classes of bonds, each with its own expected maturity and cash flow pattern. Security selection among MBS was another plus, particularly an emphasis on prepayment-resistant securities such as those backed by reverse mortgages, as well as hybrid adjustable-rate mortgages (ARMs). These securities outperformed as worries about prepayments intensified. In contrast, our late-period decision to invest outside the index in Treasury Inflation-Protected Securities (TIPS) detracted because they performed poorly when inflation fears waned.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.77%
Actual		$ 1,000.00	$ 1,039.40	$ 3.89
HypotheticalA		$ 1,000.00	$ 1,020.98	$ 3.86
Class T	.76%
Actual		$ 1,000.00	$ 1,039.50	$ 3.84
HypotheticalA		$ 1,000.00	$ 1,021.03	$ 3.81
Class B	1.51%
Actual		$ 1,000.00	$ 1,035.60	$ 7.62
HypotheticalA		$ 1,000.00	$ 1,017.31	$ 7.55
Class C	1.52%
Actual		$ 1,000.00	$ 1,035.60	$ 7.67
Hypothetical A		$ 1,000.00	$ 1,017.26	$ 7.60
Government Income	.45%
Actual		$ 1,000.00	$ 1,040.10	$ 2.28
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.53%
Actual		$ 1,000.00	$ 1,040.60	$ 2.68
HypotheticalA		$ 1,000.00	$ 1,022.17	$ 2.66

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Coupon Distribution as of July 31, 2010
	% of fund's investments	% of fund's investments 6 months ago
Zero coupon bonds	1.9	2.3
0.01 - 0.99%	7.5	7.6
1 - 1.99%	16.6	22.7
2 - 2.99%	8.3	9.2
3 - 3.99%	16.5	10.3
4 - 4.99%	17.0	10.0
5 - 5.99%	15.3	19.2
6 - 6.99%	6.5	10.9
7% and over	3.9	4.6
Coupon distribution shows the range of stated interest rates on the fund's investments, excluding short-term investments.
Weighted Average Maturity as of July 31, 2010
6 months ago
Years	5.2	5.2

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	4.2	4.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010*		As of January 31, 2010**
	Mortgage Securities 32.2%		Mortgage Securities 25.4%
	CMOs and Other Mortgage Related Securities 10.8%		CMOs and Other Mortgage Related Securities 8.0%
	U.S. Treasury Obligations 53.3%		U.S. Treasury Obligations 48.4%
	U.S. Government Agency Obligations† 16.6%		U.S. Government Agency Obligations† 22.2%
	Short-Term Investments and Net Other Assets*** (12.9)%		Short-Term Investments and Net Other Assets*** (4.0)%
* Futures and Swaps	(1.1)%	** Futures and Swaps	3.6%
† Includes FDIC Guaranteed Corporate Securities.
*** Short-Term Investments and Net Other Assets are not included in the pie chart.

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

U.S. Government and Government Agency Obligations - 69.9%
	Principal Amount (000s)	Value (000s)
U.S. Government Agency Obligations - 9.6%
Fannie Mae:
1.125% 7/30/12	$ 35,230	$ 35,547
4.75% 11/19/12	35,000	38,151
Federal Home Loan Bank:
0.875% 8/22/12	8,580	8,608
1.5% 1/16/13	40,950	41,587
1.875% 6/21/13	97,650	100,180
3.625% 10/18/13	18,880	20,424
4.625% 10/10/12	45,000	48,828
Freddie Mac:
1.75% 6/15/12	37,302	38,069
2.5% 1/7/14	26,670	27,848
4.125% 12/21/12	5,375	5,790
Israeli State (guaranteed by U.S. Government through Agency for International Development):
5.5% 9/18/23	65,500	77,598
6.8% 2/15/12	16,002	16,505
Overseas Private Investment Corp. U.S. Government guaranteed participation certificates 6.77% 11/15/13	3,581	3,831
Private Export Funding Corp. secured:
4.974% 8/15/13	22,940	25,553
5.66% 9/15/11 (c)	18,000	18,985
5.685% 5/15/12	24,035	26,198
Small Business Administration guaranteed development participation certificates:
Series 2002-20J Class 1, 4.75% 10/1/22	4,406	4,692
Series 2002-20K Class 1, 5.08% 11/1/22	9,599	10,318
Series 2003-P10B, Class 1 5.136% 8/10/13	3,478	3,691
Series 2004-20H Class 1, 5.17% 8/1/24	2,819	3,051
Tennessee Valley Authority:
5.25% 9/15/39	12,000	13,298
5.375% 4/1/56	8,429	9,645
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		578,397
U.S. Treasury Inflation Protected Obligations - 4.9%
U.S. Treasury Inflation-Indexed Notes 3% 7/15/12	274,840	292,541
U.S. Treasury Obligations - 48.4%
U.S. Treasury Bonds:
4.375% 2/15/38	14,154	15,140
4.375% 5/15/40	93,531	99,873
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Bonds: - continued
4.5% 8/15/39	$ 15,000	$ 16,322
5% 5/15/37	55,700	65,813
5.25% 2/15/29	85,950	103,597
6.125% 11/15/27	37,365	49,374
6.125% 8/15/29	20,127	26,756
6.25% 8/15/23	23,100	30,106
7.25% 5/15/16	132,937	171,530
7.5% 11/15/16	45,574	60,019
8% 11/15/21	14,605	21,346
9.875% 11/15/15	10,285	14,535
U.S. Treasury Notes:
0.625% 6/30/12	895	897
0.75% 11/30/11	167,180	167,970
0.875% 3/31/11	13,870	13,927
0.875% 1/31/12	115,081	115,841
1% 7/31/11	100,000	100,648
1% 12/31/11	64,001	64,538
1% 4/30/12	35,602	35,912
1% 7/15/13	3,811	3,830
1.25% 11/30/10 (g)	41,435	41,579
1.375% 11/15/12	19,743	20,078
1.5% 10/31/10	34,835	34,945
1.75% 4/15/13	236,510	242,867
1.75% 7/31/15	45,000	45,330
1.875% 4/30/14	53,549	55,051
1.875% 6/30/15	37,770	38,325
2.125% 5/31/15	8,000	8,222
2.375% 8/31/14	20,000	20,894
2.375% 9/30/14	38,177	39,874
2.375% 10/31/14	119,497	124,678
2.5% 3/31/15	84,840	88,797
2.5% 4/30/15	23,717	24,812
2.5% 6/30/17	10,000	10,138
2.625% 7/31/14	83,808	88,424
2.625% 4/30/16	48,591	50,444
2.75% 11/30/16	18,530	19,190
2.75% 2/15/19	13,700	13,794
3% 9/30/16	73,254	77,151
3.125% 8/31/13	36,935	39,497
3.125% 9/30/13	18,130	19,402
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Treasury Obligations - continued
U.S. Treasury Notes: - continued
3.125% 10/31/16	$ 88,448	$ 93,672
3.125% 1/31/17	60,773	64,177
3.5% 5/15/20 (b)	269,337	282,804
3.625% 8/15/19	33,225	35,413
3.625% 2/15/20	32,640	34,644
3.75% 11/15/18	15,801	17,205
4% 2/15/15 (g)	23,619	26,276
4.25% 11/15/17	27,475	31,124
4.5% 5/15/17	24,685	28,280
4.75% 8/15/17	12,983	15,124
TOTAL U.S. TREASURY OBLIGATIONS		2,910,185
Other Government Related - 7.0%
Bank of America Corp.:
2.1% 4/30/12 (FDIC Guaranteed) (d)	6,060	6,212
3.125% 6/15/12 (FDIC Guaranteed) (d)	3,719	3,889
Citibank NA:
1.875% 5/7/12 (FDIC Guaranteed) (d)	87,150	89,005
1.875% 6/4/12 (FDIC Guaranteed) (d)	33,000	33,691
Citigroup Funding, Inc.:
1.875% 10/22/12 (FDIC Guaranteed) (d)	40,500	41,443
1.875% 11/15/12 (FDIC Guaranteed) (d)	18,920	19,357
2% 3/30/12 (FDIC Guaranteed) (d)	16,000	16,339
2.125% 7/12/12 (FDIC Guaranteed) (d)	8,784	9,025
General Electric Capital Corp.:
1.8% 3/11/11 (FDIC Guaranteed) (d)	60,000	60,574
2% 9/28/12 (FDIC Guaranteed) (d)	11,000	11,277
2.625% 12/28/12 (FDIC Guaranteed) (d)	16,154	16,837
3% 12/9/11 (FDIC Guaranteed) (d)	4,720	4,880
GMAC, Inc. 1.75% 10/30/12 (FDIC Guaranteed) (d)	51,106	52,198
Goldman Sachs Group, Inc. 3.25% 6/15/12 (FDIC Guaranteed) (d)	3,714	3,893
JPMorgan Chase & Co.:
2.2% 6/15/12 (FDIC Guaranteed) (d)	9,200	9,467
U.S. Government and Government Agency Obligations - continued
	Principal Amount (000s)	Value (000s)
Other Government Related - continued
JPMorgan Chase & Co.: - continued
3.125% 12/1/11 (FDIC Guaranteed) (d)	$ 790	$ 817
Morgan Stanley 3.25% 12/1/11 (FDIC Guaranteed) (d)	43,000	44,532
TOTAL OTHER GOVERNMENT RELATED		423,436
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $4,059,823)		4,204,559
U.S. Government Agency - Mortgage Securities - 32.2%

Fannie Mae - 20.6%
1.85% 10/1/33 (h)	371	381
1.942% 10/1/33 (h)	161	166
1.969% 4/1/36 (h)	1,872	1,925
1.975% 12/1/34 (h)	413	425
1.989% 2/1/33 (h)	350	360
1.99% 3/1/35 (h)	289	297
2.125% 7/1/35 (h)	162	167
2.136% 3/1/35 (h)	60	62
2.411% 7/1/35 (h)	3,323	3,421
2.425% 5/1/35 (h)	2,614	2,733
2.582% 3/1/35 (h)	206	215
2.73% 11/1/33 (h)	1,124	1,172
2.785% 8/1/35 (h)	1,826	1,914
2.799% 10/1/33 (h)	299	314
2.805% 7/1/35 (h)	1,564	1,631
2.99% 11/1/36 (h)	236	247
3.042% 2/1/34 (h)	122	127
3.079% 7/1/35 (h)	655	685
3.213% 7/1/35 (h)	1,533	1,602
3.213% 4/1/36 (h)	3,023	3,175
3.26% 9/1/34 (h)	3,298	3,423
3.358% 7/1/34 (h)	185	192
3.359% 1/1/40 (h)	56,619	58,904
3.391% 4/1/35 (h)	1,149	1,203
3.407% 10/1/37 (h)	236	246
3.5% 8/1/25 (e)	88,000	90,515
3.639% 9/1/35 (h)	2,988	3,122
3.697% 6/1/36 (h)	304	318
4% 9/1/13 to 8/1/39	7,174	7,472
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
4% 8/1/25 (e)(f)	$ 10,000	$ 10,458
4% 8/1/25 (e)(f)	26,000	27,190
4% 8/1/25 (e)(f)	90,000	94,120
4% 7/1/40 (e)(f)	46,000	47,194
4% 8/1/40 (e)(f)	70,000	71,744
4% 8/1/40 (e)	70,000	71,744
4% 8/1/40 (e)	37,000	37,922
4.5% 6/1/25 to 7/1/40	6,818	7,151
4.5% 8/1/25 (e)	1,000	1,059
4.5% 7/1/40 (e)(f)	12,000	12,560
4.5% 8/1/40 (e)	22,000	23,001
4.5% 8/1/40 (e)(f)	3,000	3,137
4.5% 8/1/40 (e)	85,000	88,869
4.5% 8/1/40 (e)	78,000	81,550
4.783% 7/1/35 (h)	2,424	2,528
5% 6/1/14 to 7/1/39	91,847	98,294
5% 8/1/40 (e)	20,000	21,309
5% 8/1/40 (e)(f)	20,000	21,309
5% 8/1/40 (e)(f)	81,200	86,517
5% 8/1/40 (e)	24,000	25,571
5% 8/1/40 (e)	25,000	26,637
5.032% 2/1/34 (h)	3,607	3,783
5.388% 8/1/36 (h)	3,090	3,268
5.495% 2/1/36 (h)	759	788
5.5% 10/1/20 to 3/1/39	64,401	69,627
5.707% 9/1/35 (h)	880	931
5.725% 3/1/36 (h)	3,275	3,497
5.738% 5/1/36 (h)	1,025	1,076
5.746% 3/1/36 (h)	2,936	3,038
5.793% 1/1/37 (h)	6,587	6,897
5.883% 4/1/36 (h)	13,349	13,823
6% 3/1/17 to 8/1/37	33,218	36,245
6% 8/1/40 (e)(f)	4,300	4,671
6.074% 3/1/37 (h)	968	1,034
6.329% 8/1/36 (h)	10,287	10,985
6.5% 2/1/12 to 4/1/37	20,441	22,480
6.5% 8/1/40 (e)	4,000	4,386
7% 7/1/13 to 7/1/32	3,424	3,841
7.5% 7/1/11 to 4/1/29	27	30
8.5% 1/1/15 to 7/1/31	276	306
9% 5/1/14	223	234
9.5% 4/1/16 to 10/1/20	327	376
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Fannie Mae - continued
11.25% 5/1/14	$ 3	$ 3
11.5% 6/15/19 to 1/15/21	502	552
12.5% 8/1/15 to 3/1/16	1	1
		1,238,150
Freddie Mac - 3.2%
1.866% 5/1/37 (h)	852	875
1.903% 3/1/35 (h)	1,422	1,456
2.661% 4/1/35 (h)	3,255	3,416
2.698% 6/1/35 (h)	614	644
2.873% 6/1/35 (h)	772	809
3.538% 3/1/33 (h)	62	65
4% 8/1/25 (e)(f)	13,500	14,104
4.218% 4/1/34 (h)	3,210	3,362
4.431% 2/1/36 (h)	605	634
4.5% 7/1/25 to 4/1/40	10,179	10,696
4.695% 7/1/35 (h)	1,973	2,075
4.851% 5/1/35 (h)	41,956	43,882
5% 8/1/35 to 6/1/38	6,584	7,028
5.138% 4/1/35 (h)	291	306
5.253% 2/1/36 (h)	181	190
5.403% 1/1/36 (h)	2,571	2,670
5.5% 8/1/16 to 7/1/36	43,360	47,046
5.515% 1/1/36 (h)	2,309	2,409
5.554% 10/1/35 (h)	397	420
6% 7/1/16 to 7/1/37	16,868	18,401
6.122% 7/1/36 (h)	1,096	1,154
6.5% 11/1/10 to 3/1/36	26,261	28,743
7% 4/1/11	1	1
7.5% 5/1/11 to 7/1/16	875	945
8.5% 5/1/17 to 9/1/29	136	157
9% 9/1/14 to 10/1/20	26	28
9.5% 5/1/17 to 8/1/21	170	193
9.75% 8/1/14	104	115
10% 4/1/12 to 8/1/21	10	11
11% 8/1/13 to 5/1/14	34	38
12% 8/1/13 to 3/1/15	1	1
12.5% 2/1/14 to 6/1/19	6	7
13% 6/1/14 to 6/1/15	2	3
		191,884
Ginnie Mae - 8.4%
4% 8/1/40 (e)(f)	90,000	92,868
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount (000s)	Value (000s)
Ginnie Mae - continued
4.5% 3/15/40	$ 18,933	$ 20,018
4.5% 8/1/40 (e)	1,000	1,054
5% 9/20/33	53,321	57,720
5.492% to 5.493% 11/20/59 to 4/20/60 (l)	50,987	56,812
5.5% 8/1/40 (e)	600	652
5.5% 1/20/60 to 3/20/60 (l)	119,714	133,409
5.513% 2/20/60 (l)	25,465	28,401
6% 12/15/10 to 1/15/36	76,897	84,995
6% 7/1/40 (e)(f)	21,000	23,019
6.5% 3/20/31 to 10/15/35	8,229	9,202
7% 10/15/26 to 8/15/32	74	83
7.5% 3/15/28 to 8/15/29	73	84
8% 7/15/19 to 12/15/23	885	1,013
8.5% 1/15/25	1	1
9.5% 2/15/25	1	1
10.5% 4/15/14 to 1/20/18	62	72
		509,404
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $1,888,532)		1,939,438
Collateralized Mortgage Obligations - 10.8%

U.S. Government Agency - 10.8%
Fannie Mae:
floater Series 2007-89 Class EF, 0.8888% 9/25/37 (h)	13,342	13,371
planned amortization class:
Series 1992-168 Class KB, 7% 10/25/22	879	975
Series 1993-207 Class H, 6.5% 11/25/23	13,419	14,838
Series 1993-240 Class PD, 6.25% 12/25/13	1,801	1,899
Series 1994-23 Class PZ, 6% 2/25/24	12,034	14,412
Series 1996-28 Class PK, 6.5% 7/25/25	2,560	2,837
Series 2003-28 Class KG, 5.5% 4/25/23	4,940	5,488
Series 2006-45 Class OP, 6/25/36 (j)	4,521	4,244
Series 2006-62 Class KP, 4/25/36 (j)	9,662	8,301
sequential payer:
Series 1997-41 Class J, 7.5% 6/18/27	1,830	2,116
Series 2007-115 Class BE, 4.5% 12/25/22	15,400	16,861
Series 2006-127 Class FD, 0.6088% 7/25/36 (h)	16,850	16,752
Series 2006-44 Class FK, 0.7588% 6/25/36 (h)	6,422	6,414
Series 2007-113 Class JD, 4.5% 12/25/22	12,766	14,014
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Fannie Mae: - continued
Series 2010-37 Class GI, 5% 4/25/25 (i)	$ 4,698	$ 460
Fannie Mae Stripped Mortgage-Backed Securities:
sequential payer Series 377 Class 1, 10/1/36 (j)	14,457	13,058
Series 384 Class 6, 5% 7/25/37 (i)	16,539	2,487
Fannie Mae subordinate REMIC pass-thru certificates:
floater:
Series 2001-38 Class QF, 1.3088% 8/25/31 (h)	412	419
Series 2002-49 Class FB, 0.9406% 11/18/31 (h)	609	610
Series 2002-60 Class FV, 1.3288% 4/25/32 (h)	262	267
Series 2002-75 Class FA, 1.3288% 11/25/32 (h)	538	547
Series 2006-50 Class BF, 0.7288% 6/25/36 (h)	19,084	19,039
Series 2006-79 Class PF, 0.7288% 8/25/36 (h)	12,529	12,469
Series 2007-36:
Class FB, 0.7288% 4/25/37 (h)	24,933	24,900
Class FG, 0.7288% 4/25/37 (h)	4,947	4,939
planned amortization class:
Series 2003-113 Class PE, 4% 11/25/18	7,545	8,111
Series 2004-21 Class QE, 4.5% 11/25/32	1,500	1,623
Series 2005-102 Class CO, 11/25/35 (j)	4,489	3,912
Series 2005-81 Class PC, 5.5% 9/25/35	2,150	2,453
Series 2006-12 Class BO, 10/25/35 (j)	20,229	16,539
Series 2006-37 Class OW, 5/25/36 (j)	4,976	4,384
sequential payer:
Series 1999-25 Class Z, 6% 6/25/29	4,198	4,651
Series 2001-20 Class Z, 6% 5/25/31	12,595	13,851
Series 2001-46 Class ZG, 6% 9/25/31	4,530	4,968
Series 2002-79 Class Z, 5.5% 11/25/22	10,026	11,153
Series 2005-117, Class JN, 4.5% 1/25/36	645	673
Series 2006-72 Class CY, 6% 8/25/26	10,215	11,791
Series 2007-36:
Class GO, 4/25/37 (j)	790	728
Class PO, 4/25/37 (j)	1,758	1,615
Class SB, 6.2713% 4/25/37 (i)(k)	22,827	3,394
Class SG, 6.2713% 4/25/37 (i)(k)	10,272	1,436
Series 2008-76 Class EF, 0.8288% 9/25/23 (h)	7,530	7,528
Freddie Mac:
floater Series 237 Class F16, 0.8409% 5/15/36 (h)	13,462	13,449
planned amortization class:
Series 2115 Class PE, 6% 1/15/14	341	360
Series 3149 Class OD, 5/15/36 (j)	25,324	21,595
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac: - continued
sequential payer Series 2114 Class ZM, 6% 1/15/29	$ 1,443	$ 1,596
Freddie Mac Manufactured Housing participation certificates guaranteed:
floater Series 1686 Class FA, 1.275% 2/15/24 (h)	1,017	1,043
planned amortization class Series 1681 Class PJ, 7% 12/15/23	1,661	1,681
Freddie Mac Multi-class participation certificates guaranteed:
floater:
Series 2530 Class FE, 0.9409% 2/15/32 (h)	346	348
Series 2630 Class FL, 0.8409% 6/15/18 (h)	550	556
Series 3008 Class SM, 0% 7/15/35 (h)	207	204
Series 3247 Class F, 0.6909% 8/15/36 (h)	18,661	18,506
Series 3255 Class FC, 0.6409% 12/15/36 (h)	20,964	20,781
Series 3279 Class FB, 0.6609% 2/15/37 (h)	5,946	5,929
Series 3346 Class FA, 0.5709% 2/15/19 (h)	14,669	14,664
planned amortization class:
Series 1141 Class G, 9% 9/15/21	237	267
Series 1614 Class L, 6.5% 7/15/23	440	441
Series 2006-15 Class OP, 3/25/36 (j)	5,876	4,974
Series 2356 Class GD, 6% 9/15/16	287	310
Series 2376 Class JE, 5.5% 11/15/16	1,916	2,089
Series 2381 Class OG, 5.5% 11/15/16	1,380	1,503
Series 2628 Class OE, 4.5% 6/15/18	6,815	7,446
Series 2640 Class GE, 4.5% 7/15/18	7,310	7,960
Series 2682 Class LD, 4.5% 10/15/33	777	832
Series 2802 Class OB, 6% 5/15/34	10,455	11,968
Series 2810 Class PD, 6% 6/15/33	982	1,042
Series 2937 Class KC, 4.5% 2/15/20	19,686	21,629
Series 2962 Class BE, 4.5% 4/15/20	15,015	16,584
Series 3077 Class TO, 4/15/35 (j)	12,516	11,002
Series 3110 Class OP, 9/15/35 (j)	11,801	10,385
Series 3119 Class PO, 2/15/36 (j)	14,453	12,312
Series 3121 Class KO, 3/15/36 (j)	4,493	4,024
Series 3122 Class FE, 0.6409% 3/15/36 (h)	16,864	16,797
Series 3123 Class LO, 3/15/36 (j)	9,404	8,048
Series 3145 Class GO, 4/15/36 (j)	8,409	7,341
Series 3147 Class PF, 0.6409% 4/15/36 (h)	14,150	14,074
Series 3151 Class PO, 5/15/36 (j)	9,143	8,026
sequential payer:
Series 2135 Class JE, 6% 3/15/29	1,676	1,858
Collateralized Mortgage Obligations - continued
	Principal Amount (000s)	Value (000s)
U.S. Government Agency - continued
Freddie Mac Multi-class participation certificates guaranteed: - continued
sequential payer:
Series 2281 Class ZB, 6% 3/15/30	$ 3,009	$ 3,320
Series 2546 Class MJ, 5.5% 3/15/23	2,861	3,179
Series 2570 Class CU, 4.5% 7/15/17	717	744
Series 2587 Class AD, 4.71% 3/15/33	5,785	6,251
Series 2601 Class TB, 5.5% 4/15/23	869	977
Series 2729 Class GB, 5% 1/15/19	9,015	9,663
Series 2773 Class HC, 4.5% 4/15/19	704	772
Series 2860 Class CP, 4% 10/15/17	581	590
Series 2998 Class LY, 5.5% 7/15/25	2,011	2,256
Series 3007 Class EW, 5.5% 7/15/25	8,875	9,976
Series 3013 Class VJ, 5% 1/15/14	1,232	1,306
Series 2769 Class BU, 5% 3/15/34	801	806
Series 2863 Class DB, 4% 9/15/14	843	859
target amortization class:
Series 2156 Class TC, 6.25% 5/15/29	5,747	6,312
Series 2877 Class JC, 5% 10/15/34	412	421
Ginnie Mae guaranteed REMIC pass-thru securities:
floater 0.6381% 1/20/31 (h)	8,761	8,766
planned amortization class Series 1997-8 Class PE, 7.5% 5/16/27	2,891	3,270
0.6416% 8/1/60 (e)(h)(l)	14,653	14,717
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $608,826)		646,336
Cash Equivalents - 7.8%
	Maturity Amount (000s)	Value (000s)
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10:
(Collateralized by U.S. Government Obligations) #	$ 278,611	$ 278,606
(Collateralized by U.S. Government Obligations) # (a)	192,153	192,150
TOTAL CASH EQUIVALENTS (Cost $470,756)		470,756
TOTAL INVESTMENT PORTFOLIO - 120.7% (Cost $7,027,937)		7,261,089
NET OTHER ASSETS (LIABILITIES) - (20.7)%		(1,245,915)
NET ASSETS - 100%		$ 6,015,174
Swap Agreements
	Expiration Date	Notional Amount (000s)
Interest Rate Swaps
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 3.23% with Credit Suisse First Boston	May 2020	$ 50,000	(1,851)
Receive quarterly a floating rate based on 3-month LIBOR and pay semi-annually a fixed rate equal to 4.64% with JPMorgan Chase, Inc.	April 2038	20,000	(3,727)
		$ 70,000	$ (5,578)
Legend
(a) Includes investment made with cash collateral received from securities on loan.
(b) Security or a portion of the security is on loan at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $18,985,000 or 0.3% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $423,436,000 or 7.0% of net assets.

(e) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(f) A portion of the security is subject to a forward commitment to sell.
(g) Security or a portion of the security has been segregated as collateral for open swap agreements. At the period end, the value of securities pledged amounted to $4,383,000.
(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool held as of the end of the period.

(j) Principal Only Strips represent the right to receive the monthly principal payments on an underlying pool of mortgage loans.
(k) Coupon is inversely indexed to a floating interest rate multiplied by a specified factor. The price may be considerably more volatile than the price of a comparable fixed rate security.
(l) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value (Amounts in thousands)
$278,606,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 18,968
Bank of America NA	9,490
Deutsche Bank Securities, Inc.	71,172
Goldman, Sachs & Co.	18,979
ING Financial Markets LLC	49,843
J.P. Morgan Securities, Inc.	2,921
Merrill Lynch Government Securities, Inc.	17,081
Mizuho Securities USA, Inc.	75,917
Morgan Stanley & Co., Inc.	9,490
RBC Capital Markets Corp.	4,745
$ 278,606
$192,150,000 due 8/02/10 at 0.21%
J.P. Morgan Securities, Inc.	$ 192,150
Other Information

All investments are categorized as Level 2 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
(Amounts in thousands)
Investments in Securities:
Beginning Balance	$ 4,903
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	-
Cost of Purchases	-
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	(4,903)
Ending Balance	$ -
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ -

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value (Amounts in thousands)
	Asset	Liability
Interest Rate Risk
Swap Agreements (a)	$ -	$ (5,578)
Total Value of Derivatives	$ -	$ (5,578)
(a) Value is disclosed on the Statement of Assets and Liabilities in the Unrealized Appreciation and Unrealized Depreciation on Swap Agreements line-items.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amounts)	July 31, 2010

Assets
Investment in securities, at value (including securities loaned of $189,000 and repurchase agreements of $470,756) - See accompanying schedule: Unaffiliated issuers (cost $7,027,937)		$ 7,261,089
Commitment to sell securities on a delayed delivery basis	$ (601,008)
Receivable for securities sold on a delayed delivery basis	597,131	(3,877)
Receivable for investments sold, regular delivery		36,218
Receivable for fund shares sold		44,186
Interest receivable		37,574
Other receivables		753
Total assets		7,375,943

Liabilities
Payable to custodian bank	$ 119
Payable for investments purchased Regular delivery	134,875
Delayed delivery	1,018,386
Payable for fund shares redeemed	5,811
Distributions payable	530
Unrealized depreciation on swap agreements	5,578
Accrued management fee	1,563
Distribution fees payable	283
Other affiliated payables	718
Other payables and accrued expenses	756
Collateral on securities loaned, at value	192,150
Total liabilities		1,360,769

Net Assets		$ 6,015,174
Net Assets consist of:
Paid in capital		$ 5,705,366
Undistributed net investment income		2,694
Accumulated undistributed net realized gain (loss) on investments		83,417
Net unrealized appreciation (depreciation) on investments		223,697
Net Assets		$ 6,015,174

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

Amounts in thousands (except per-share amounts)	July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($431,097 ÷ 39,773 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class T: Net Asset Value and redemption price per share ($335,182 ÷ 30,928 shares)	$ 10.84

Maximum offering price per share (100/96.00 of $10.84)	$ 11.29
Class B: Net Asset Value and offering price per share ($37,904 ÷ 3,497 shares)A	$ 10.84

Class C: Net Asset Value and offering price per share ($117,527 ÷ 10,845 shares)A	$ 10.84

Government Income: Net Asset Value, offering price and redemption price per share ($4,809,060 ÷ 444,295 shares)	$ 10.82

Institutional Class: Net Asset Value, offering price and redemption price per share ($284,404 ÷ 26,241 shares)	$ 10.84

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

Amounts in thousands	Year ended July 31, 2010

Investment Income
Interest		$ 176,074

Expenses
Management fee	$ 18,274
Transfer agent fees	6,556
Distribution fees	3,363
Fund wide operations fee	1,914
Independent trustees' compensation	21
Interest	5
Miscellaneous	23
Total expenses	30,156
Net investment income		145,918
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	147,991
Swap agreements	(8,875)
Total net realized gain (loss)		139,116
Change in net unrealized appreciation (depreciation) on: Investment securities	84,023
Swap agreements	2,292
Delayed delivery commitments	(911)
Total change in net unrealized appreciation (depreciation)		85,404
Net gain (loss)		224,520
Net increase (decrease) in net assets resulting from operations		$ 370,438

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

Amounts in thousands	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 145,918	$ 270,344
Net realized gain (loss)	139,116	269,781
Change in net unrealized appreciation (depreciation)	85,404	95,852
Net increase (decrease) in net assets resulting from operations	370,438	635,977
Distributions to shareholders from net investment income	(140,387)	(271,454)
Distributions to shareholders from net realized gain	(196,760)	(88,360)
Total distributions	(337,147)	(359,814)
Share transactions - net increase (decrease)	203,871	(3,981,793)
Total increase (decrease) in net assets	237,162	(3,705,630)

Net Assets
Beginning of period	5,778,012	9,483,642
End of period (including undistributed net investment income of $2,694 and undistributed net investment income of $1,884, respectively)	$ 6,015,174	$ 5,778,012

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.242	.356	.402	.311
Net realized and unrealized gain (loss)	.424	.466	.387	.033
Total from investment operations	.666	.822	.789	.344
Distributions from net investment income	(.231)	(.352)	(.399)	(.314)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.596)	(.452)	(.399)	(.314)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.44%	8.03%	7.96%	3.49%
Ratios to Average Net AssetsG
Expenses before reductions	.77%	.77%	.81%	.78%A
Expenses net of fee waivers, if any	.77%	.77%	.81%	.78%A
Expenses net of all reductions	.77%	.77%	.80%	.77%A
Net investment income	2.28%	3.33%	3.88%	4.08%A
Supplemental Data
Net assets, end of period (in millions)	$ 431	$ 437	$ 232	$ 145
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.243	.357	.404	.306
Net realized and unrealized gain (loss)	.425	.466	.387	.036
Total from investment operations	.668	.823	.791	.342
Distributions from net investment income	(.233)	(.353)	(.401)	(.312)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.598)	(.453)	(.401)	(.312)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	6.45%	8.04%	7.98%	3.46%
Ratios to Average Net AssetsG
Expenses before reductions	.76%	.76%	.78%	.79%A
Expenses net of fee waivers, if any	.76%	.76%	.78%	.79%A
Expenses net of all reductions	.76%	.76%	.78%	.79%A
Net investment income	2.29%	3.33%	3.90%	4.02%A
Supplemental Data
Net assets, end of period (in millions)	$ 335	$ 324	$ 236	$ 181
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class B

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.164	.278	.329	.251
Net realized and unrealized gain (loss)	.425	.467	.387	.037
Total from investment operations	.589	.745	.716	.288
Distributions from net investment income	(.154)	(.275)	(.326)	(.258)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.519)	(.375)	(.326)	(.258)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total Return B,C,D	5.67%	7.25%	7.21%	2.91%
Ratios to Average Net AssetsG
Expenses before reductions	1.50%	1.50%	1.51%	1.50%A
Expenses net of fee waivers, if any	1.50%	1.50%	1.51%	1.50%A
Expenses net of all reductions	1.50%	1.50%	1.50%	1.50%A
Net investment income	1.55%	2.60%	3.17%	3.30%A
Supplemental Data
Net assets, end of period (in millions)	$ 38	$ 48	$ 41	$ 43
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008	2007F
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeE	.163	.275	.326	.249
Net realized and unrealized gain (loss)	.425	.468	.387	.033
Total from investment operations	.588	.743	.713	.282
Distributions from net investment income	(.153)	(.273)	(.323)	(.252)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.518)	(.373)	(.323)	(.252)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C,D	5.66%	7.23%	7.18%	2.85%
Ratios to Average Net AssetsG
Expenses before reductions	1.51%	1.52%	1.53%	1.55%A
Expenses net of fee waivers, if any	1.51%	1.52%	1.53%	1.55%A
Expenses net of all reductions	1.51%	1.51%	1.53%	1.55%A
Net investment income	1.54%	2.58%	3.15%	3.26%A
Supplemental Data
Net assets, end of period (in millions)	$ 118	$ 131	$ 71	$ 39
Portfolio turnover rate	355%	380%H	269%	164%H

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

H The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Government Income

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 10.76	$ 10.38	$ 10.00	$ 9.95	$ 10.20
Income from Investment Operations
Net investment incomeB	.275	.390	.438	.443	.429
Net realized and unrealized gain (loss)	.415	.476	.378	.068	(.274)
Total from investment operations	.690	.866	.816	.511	.155
Distributions from net investment income	(.265)	(.386)	(.436)	(.456)	(.405)
Distributions from net realized gain	(.365)	(.100)	-	(.005)	-
Total distributions	(.630)	(.486)	(.436)	(.461)	(.405)
Net asset value, end of period	$ 10.82	$ 10.76	$ 10.38	$ 10.00	$ 9.95
Total ReturnA	6.69%	8.49%	8.25%	5.22%	1.56%
Ratios to Average Net AssetsC
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.45%	.45%	.44%	.44%
Net investment income	2.60%	3.65%	4.23%	4.42%	4.27%
Supplemental Data
Net assets, end of period (in millions)	$ 4,809	$ 4,638	$ 8,154	$ 6,118	$ 5,331
Portfolio turnover rate	355%	380%D	269%	164%D	108%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007E
Selected Per-Share Data
Net asset value, beginning of period	$ 10.77	$ 10.40	$ 10.01	$ 9.98
Income from Investment Operations
Net investment incomeD	.267	.385	.432	.329
Net realized and unrealized gain (loss)	.425	.466	.388	.034
Total from investment operations	.692	.851	.820	.363
Distributions from net investment income	(.257)	(.381)	(.430)	(.333)
Distributions from net realized gain	(.365)	(.100)	-	-
Total distributions	(.622)	(.481)	(.430)	(.333)
Net asset value, end of period	$ 10.84	$ 10.77	$ 10.40	$ 10.01
Total ReturnB,C	6.70%	8.32%	8.28%	3.67%
Ratios to Average Net AssetsF
Expenses before reductions	.53%	.51%	.51%	.53%A
Expenses net of fee waivers, if any	.53%	.51%	.51%	.53%A
Expenses net of all reductions	.53%	.51%	.51%	.53%A
Net investment income	2.52%	3.59%	4.17%	4.32%A
Supplemental Data
Net assets, end of period (in millions)	$ 284	$ 200	$ 750	$ 715
Portfolio turnover rate	355%	380%G	269%	164%G

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E For the period October 24, 2006 (commencement of sale of shares) to July 31, 2007.

F Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

G The portfolio turnover rate does not include the assets acquired in the merger.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

(Amounts in thousands except ratios)

1. Organization.

Fidelity Government Income Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class B, Class C, Government Income and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Effective after the close of business on September 1, 2010, Class B shares will be closed to new accounts and additional purchases by existing shareholders. Each class has exclusive voting rights with respect to matters that affect that class. Class B shares will automatically convert to Class A shares after a holding period of seven years from the initial date of purchase. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For collateralized mortgage obligations and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

Swaps are marked-to-market daily based on valuations from independent pricing services or dealer-supplied valuations and changes in value are recorded as unrealized appreciation (depreciation). Pricing services utilize matrix pricing which considers comparisons to interest rate curves, credit spread curves, default possibilities and recovery rates and, as a result, swaps are generally categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

2. Significant Accounting Policies - continued

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. In addition, the Fund claimed a portion of the payment made to redeeming shareholders as a distribution for income tax purposes.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to swap agreements, market discount, deferred trustees compensation, and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 243,432
Gross unrealized depreciation	(5,521)
Net unrealized appreciation (depreciation)	$ 237,911
Tax Cost	$ 7,023,178

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$ 40,915
Undistributed long-term capital gain	$ 41,440
Net unrealized appreciation (depreciation)	$ 228,328

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 175,643	$ 307,284
Long-term Capital Gains	161,504	52,530
Total	$ 337,147	$ 359,814

3. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

3. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities. The Fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked-to-market daily and equivalent deliverable securities are held for the transaction. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. The Fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

Restricted Securities. The Fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of the Fund's Schedule of Investments.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including swap agreements, in order to meet its investment objectives. The strategy is to use derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund.

Annual Report

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain over-the-counter derivatives, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association (ISDA) Master Agreement on a bilateral basis with each of its counterparties. The ISDA Master Agreement gives each counterparty the right to terminate all transactions traded under such agreement if there is a certain deterioration in the credit quality of the other party. The ISDA Master Agreement gives the Fund the right, upon an event of default by the applicable counterparty or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. To mitigate counterparty credit risk, the Fund offsets certain payables and/or receivables with collateral. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the swap counterparty and the Fund's custodian bank and, if required, is identified in the Schedule of Investments. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Interest Rate Risk
Swap Agreements	$ (8,875)	$ 2,292
Totals (a)	$ (8,875)	$ 2,292

(a) A summary of the value of derivatives by risk exposure as of period end, if any, is included at the end of the Schedule of Investments and is representative of activity for the period.

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

4. Derivative Instruments - continued

Swap Agreements. A swap agreement (swap) is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount.

Details of swaps open at period end, if any, are included in the Schedule of Investments under the caption "Swap Agreements." Swaps are marked-to-market daily and changes in value are recorded as unrealized appreciation or (depreciation) and reflected in the Statement of Assets and Liabilities. Any upfront payments made or received upon entering a swap to compensate for differences between stated terms of the agreement and prevailing market conditions (e.g. credit spreads, interest rates or other factors) are recorded as realized gain or (loss) ratably over the term of the swap. Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Realized gain or (loss) is also recorded in the event of an early termination of a swap. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is included in the Statement of Operations.

Risks of loss may include interest rate risk. In addition, there is the risk of failure by the counterparty to perform under the terms of the agreement and lack of liquidity in the market.

Interest Rate Swaps. Interest rate swaps are agreements between counterparties to exchange cash flows, one based on a fixed rate, and the other on a floating rate. The Fund entered into interest rate swaps to manage its exposure to interest rate changes. Changes in interest rates can have an effect on both the value of bond holdings as well as the amount of interest income earned. In general, the value of bonds can fall when interest rates rise and can rise when interest rates fall.

5. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged 12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Annual Report

5. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 1,068	$ 50
Class T	-%	.25%	782	7
Class B	.65%	.25%	370	268
Class C	.75%	.25%	1,143	263
			$ 3,363	$ 588

Sales Load. FDC receives a front-end sales charge of up to 4.00% for selling Class A shares and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, Class B, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 5% to 1% for Class B, 1% for Class C, ..75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 50
Class T	12
Class B*	113
Class C*	25
$ 200

* When Class B and Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

5. Fees and Other Transactions with Affiliates - continued

Transfer Agent Fees - continued

shareholder reports, except proxy statements. For the period, the total transfer agent fees paid by each class were as follows:

	Amount	% of Average Net Assets
Class A	$ 714.17
Class T	491.16
Class B	102.25
Class C	179.16
Government Income	4,644.10
Institutional Class	426.18
	$ 6,556

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Interfund Lending Program. Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other registered investment companies having management contracts with FMR, may participate in an interfund lending program. This program provides an alternative credit facility allowing the funds to borrow from, or lend money to, other participating affiliated funds. At period end, there were no interfund loans outstanding. The Fund's activity in this program during the period for which loans were outstanding was as follows:

Borrower or Lender	Average Daily Loan Balance	Weighted Average Interest Rate	Interest Expense
Borrower	$ 95,637.40%		$ 5

Annual Report

6. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $23 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

7. Security Lending.

The Fund lends portfolio securities from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Any cash collateral received is invested in the cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less fees and expenses associated with the loan, plus any premium payments that may be received on the loan of certain types of securities. Security lending income is presented in the Statement of Operations as a component of interest income. Net income from lending portfolio securities during the period amounted to $177.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 9,342	$ 13,006
Class T	6,865	10,251
Class B	606	1,363
Class C	1,669	3,300
Government Income	116,185	226,663
Institutional Class	5,720	16,871
Total	$ 140,387	$ 271,454

Annual Report

Notes to Financial Statements - continued

(Amounts in thousands except ratios)

8. Distributions to Shareholders - continued

Distributions to shareholders of each class were as follows - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 14,726	$ 2,833
Class T	10,744	2,506
Class B	1,543	436
Class C	4,162	907
Government Income	158,363	74,900
Institutional Class	7,222	6,778
Total	$ 196,760	$ 88,360

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class A
Shares sold	17,922	35,692	$ 190,342	$ 380,999
Issued in exchange of Capital One U.S. Government Income Fund	-	6,641	-	70,327
Reinvestment of distributions	1,943	1,253	20,562	13,436
Shares redeemed	(20,615)	(25,396)	(218,378)	(272,901)
Net increase (decrease)	(750)	18,190	$ (7,474)	$ 191,861
Class T
Shares sold	13,716	23,887	$ 145,586	$ 254,848
Reinvestment of distributions	1,616	1,145	17,109	12,255
Shares redeemed	(14,473)	(17,656)	(153,287)	(189,289)
Net increase (decrease)	859	7,376	$ 9,408	$ 77,814
Class B
Shares sold	1,036	4,098	$ 11,019	$ 43,522
Reinvestment of distributions	165	135	1,747	1,442
Shares redeemed	(2,202)	(3,673)	(23,321)	(39,286)
Net increase (decrease)	(1,001)	560	$ (10,555)	$ 5,678
Class C
Shares sold	3,916	12,983	$ 41,596	$ 137,496
Reinvestment of distributions	390	275	4,131	2,940
Shares redeemed	(5,610)	(7,938)	(59,334)	(84,780)
Net increase (decrease)	(1,304)	5,320	$ (13,607)	$ 55,656

Annual Report

9. Share Transactions - continued

Transactions for each class of shares were as follows - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Government Income
Shares sold	155,285	375,847	$ 1,646,227	$ 3,997,128
Reinvestment of distributions	24,826	27,412	262,396	291,319
Shares redeemed	(166,873)	(757,431)	(1,763,484)	(8,030,938)
Net increase (decrease)	13,238	(354,172)	$ 145,139	$ (3,742,491)
Institutional Class
Shares sold	13,487	21,256	$ 143,092	$ 226,158
Reinvestment of distributions	1,193	2,190	12,621	23,273
Shares redeemed	(7,047)	(76,962)	(74,753)	(819,742)
Net increase (decrease)	7,633	(53,516)	$ 80,960	$ (570,311)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

11. Merger Information.

On November 21, 2008, the Fund acquired all of the assets and assumed all of the liabilities (other than any deferred, accrued or prepaid expenses) of Capital One U.S. Government Income Fund pursuant to an agreement and plan of reorganization approved by the Board of Trustees on June 19, 2008. The acquisition was accomplished by an exchange of 6,641 shares of Class A of the Fund for 7,089 shares then outstanding (valued at $9.92 per share) of Capital One U.S. Government Income Fund. The reorganization qualified as a tax-free reorganization for federal income tax purposes with no gain or loss recognized to the funds or their shareholders. Capital One U.S. Government Income Fund's net assets were combined with the Fund's net assets of $7,489,277 for total net assets after the acquisition of $7,559,604.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Government Income Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Government Income Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods indicated, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Government Income Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 16, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

The Board of Trustees of Advisor Government Income Fund voted to pay to shareholders of record at the opening of business on record date, the following distributions per share derived from capital gains realized from sales of portfolio securities, and dividends derived from net investment income:

	Pay Date	Record Date	Dividends	Capital Gains
Institutional Class	09/09/2010	09/08/09	$-	$0.155

A total of 37.25% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2010, $66,140,759, or, if subsequently determined to be different, the net capital gain of such year.

The fund designates $78,190,564 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments Money
Management, Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(Hong Kong) Limited

Fidelity Management & Research
(Japan) Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

AGVTI-UANN-0910
1.834231.103

Fidelity Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042

Annual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Income Replacement 2016 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2018 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2022 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2024 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2026 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2028 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2032 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2034 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2036 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2038 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Income Replacement 2042 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Income Replacement 2016 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2016 Fund	10.36%	1.06%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2016 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2018 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2018 Fund	11.07%	0.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2018 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2020 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Fidelity Income Replacement 2020 Fund	11.52%	0.26%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2020 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2022 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2022 Fund	11.80%	0.04%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2022 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Annual Report

Fidelity Income Replacement 2024 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Fidelity Income Replacement 2024 Fund	11.98%	-0.16%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2024 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Annual Report

Fidelity Income Replacement 2026 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Fidelity Income Replacement 2026 Fund	12.14%	-0.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2026 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2028 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2028 Fund	12.24%	-0.60%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2028 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2030 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2030 Fund	12.34%	-0.75%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2030 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2032 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2032 Fund	12.44%	-0.96%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2032 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2034 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2034 Fund	12.59%	-1.23%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2034 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2036 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2036 Fund	12.75%	-1.41%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2036 Fund, a class of the fund, on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2038 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2038 Fund	12.99%	-3.23%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2038 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2040 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Fidelity Income Replacement 2040 Fund	13.26%	-3.22%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2040 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Fidelity Income Replacement 2042 FundSM

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Fidelity Income Replacement 2042 Fund	13.27%	-3.24%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Income Replacement 2042 Fund, a class of the fund, on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets saw double-digit gains for the year ending July 31, 2010, despite the return of market volatility and risk aversion during the first half of 2010. An impressive bull run continued through 2009, bolstered by improvement in the economy and credit markets. Early in the new year, however, stocks fell sharply amid concerns about the global economic recovery, fueled by European debt woes and China's efforts to restrain inflation. After this brief dip, markets regained their upward momentum, as government stimulus and significant corporate cost cutting led to encouraging earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, when the Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months. That milestone was short-lived, however, as heightened concern about the European debt crisis sparked an abrupt sell-off in May, leading to the first official correction since the rally began in March 2009. Although the market's malaise continued through June, stocks saw solid gains in July. For the year overall, the Dow rose 17.28%, while the S&P 500® Index was up 13.84%. Elsewhere, the technology-laden Nasdaq Composite® Index returned 14.99%. Small- and mid-cap stocks performed best, as measured by the 18.43% increase of the Russell 2000® Index and the 23.21% gain of the Russell Midcap® Index. Plagued by eurozone debt troubles and a strengthening dollar, developed-markets equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® (Europe, Australasia, Far East) Index - produced more-modest results than their domestic counterparts, rising 6.36%. Elsewhere, fixed-income markets performed well, largely bolstered by a flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gained 8.91% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bellwether Index, posted a 0.17% return. As a result of equity-market volatility and investors' demand for higher-yielding securities, high-yield bonds were among the strongest-performing asset classes during the period, outperforming both equities and safer-haven fixed-income asset classes by a healthy margin.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Income Replacement FundsSM: For the 12 months ending July 31, 2010, each of the Funds' Retail Class shares posted a positive double-digit return. The Funds with longer time horizons and more exposure to equities experienced the strongest absolute gains. Eight of the 15 underlying funds beat their respective benchmark index. The Income Replacement Funds' underlying investments in equities - which included both domestic and international stock funds - gained approximately 13%, in aggregate, which was roughly in line with the broad U.S. equity market, as measured by the S&P 500®. Most of these gains were generated in the last five months of 2009. Fidelity® Series Small Cap Opportunities Fund posted the best absolute result, buoyed by strong security selection. The Funds' bond asset class - which included a diversified mix of bond funds - produced a return of approximately 13%, far exceeding the Barclays Capital U.S. Aggregate Bond Index, which gained nearly 9% for the same time period. Fidelity Capital & Income Fund was one of the main drivers of the Funds' outperformance in the bond category. This fund invests primarily in high-yield securities, a segment of the bond market that performed solidly during the reporting period. Fidelity Strategic Real Return Fund was another strong contributor to the Funds' performance. With an allocation to real estate related securities and other inflation-sensitive asset classes, which advanced during the period, Strategic Real Return posted a 16% gain. Among short-term investments for the 12-month period, Fidelity Short-Term Bond Fund's roughly 6% return helped the Funds do quite well in this category, easily outpacing the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.17%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,034.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,038.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,040.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actualz		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,039.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.30	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.9	3.1
Fidelity Disciplined Equity Fund	3.0	3.2
Fidelity Equity-Income Fund	3.1	3.2
Fidelity Large Cap Core Enhanced Index Fund	4.9	5.1
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series Broad Market Opportunities Fund	4.9	5.1
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	24.5	25.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.1
Fidelity Strategic Income Fund	0.0	0.1
	0.0	0.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.3
Fidelity Strategic Real Return Fund	8.5	8.0
Fidelity Total Bond Fund	25.1	25.0
	41.9	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.6	15.3
Fidelity Short-Term Bond Fund	15.7	15.2
	31.3	30.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Expected
Domestic Equity Funds	22.7%
International Equity Funds	2.0%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	42.6%
Short-Term Funds	32.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 26.8%
	Shares	Value
Domestic Equity Funds - 24.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,503	$ 322,336
Fidelity Disciplined Equity Fund	16,389	336,476
Fidelity Equity-Income Fund	8,741	341,146
Fidelity Large Cap Core Enhanced Index Fund	71,541	542,281
Fidelity Series 100 Index Fund	52,275	408,266
Fidelity Series Broad Market Opportunities Fund	63,943	544,155
Fidelity Series Small Cap Opportunities Fund (a)	25,256	221,242
TOTAL DOMESTIC EQUITY FUNDS		2,715,902
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,590	248,583
TOTAL EQUITY FUNDS (Cost $3,285,123)		2,964,485
Fixed-Income Funds - 41.9%

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Government Income Fund	85,337	923,348
Fidelity Strategic Real Return Fund	105,927	940,633
Fidelity Total Bond Fund	254,133	2,782,762
TOTAL FIXED-INCOME FUNDS (Cost $4,461,431)		4,646,743
Short-Term Funds - 31.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,729,455	$ 1,729,455
Fidelity Short-Term Bond Fund	205,147	1,735,545
TOTAL SHORT-TERM FUNDS (Cost $3,446,417)		3,465,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,192,971)	11,076,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,372)
NET ASSETS - 100%	$ 11,073,856
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $11,192,971) - See accompanying schedule		$ 11,076,228
Cash		11
Receivable for investments sold		90,787
Total assets		11,167,026

Liabilities
Payable for fund shares redeemed	$ 91,523
Distribution fees payable	1,647
Total liabilities		93,170

Net Assets		$ 11,073,856
Net Assets consist of:
Paid in capital		$ 11,682,282
Undistributed net investment income		3,810
Accumulated undistributed net realized gain (loss) on investments		(495,493)
Net unrealized appreciation (depreciation) on investments		(116,743)
Net Assets		$ 11,073,856

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,307,696 ÷ 49,058.3 shares)		$ 47.04

Maximum offering price per share (100/94.25 of $47.04)		$ 49.91
Class T: Net Asset Value and redemption price per share ($637,673 ÷ 13,556.7 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($1,074,710 ÷ 22,850.1 shares)A		$ 47.03

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,945,958 ÷ 147,631.4 shares)		$ 47.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,819 ÷ 2,291.6 shares)		$ 47.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 212,156

Expenses
Distribution fees	$ 21,296
Independent trustees' compensation	36
Total expenses before reductions	21,332
Expense reductions	(36)	21,296
Net investment income (loss)		190,860
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,422)
Capital gain distributions from underlying funds	46,700	(128,722)
Change in net unrealized appreciation (depreciation) on underlying funds		877,831
Net gain (loss)		749,109
Net increase (decrease) in net assets resulting from operations		$ 939,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 190,860	$ 225,948
Net realized gain (loss)	(128,722)	(246,511)
Change in net unrealized appreciation (depreciation)	877,831	(503,116)
Net increase (decrease) in net assets resulting from operations	939,969	(523,679)
Distributions to shareholders from net investment income	(190,322)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(216,155)	(308,124)
Share transactions - net increase (decrease)	1,239,040	396,145
Total increase (decrease) in net assets	1,962,854	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,810 and undistributed net investment income of $3,271, respectively)	$ 11,073,856	$ 9,111,002

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.539	(3.686)	(2.204)
Total from investment operations	4.370	(2.568)	(.971)
Distributions from net investment income	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.540	(3.690)	(2.219)
Total from investment operations	4.256	(2.665)	(1.091)
Distributions from net investment income	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 499	$ 673
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.485	.822	.904
Net realized and unrealized gain (loss)	3.531	(3.689)	(2.227)
Total from investment operations	4.016	(2.867)	(1.323)
Distributions from net investment income	(.476)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.539	(3.692)	(2.217)
Total from investment operations	4.487	(2.461)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.530	(3.686)	(2.231)
Total from investment operations	4.477	(2.451)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 109	$ 184
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.8
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.9	4.0
Fidelity Large Cap Core Enhanced Index Fund	6.2	6.3
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	6.2	6.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	31.0	31.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.2	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.3
	2.2	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.6
Fidelity Strategic Real Return Fund	7.7	7.3
Fidelity Total Bond Fund	22.9	23.0
	38.2	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.7	12.3
Fidelity Short-Term Bond Fund	12.7	12.4
	25.4	24.7
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Six months ago
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 34.2%
	Shares	Value
Domestic Equity Funds - 31.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,359	$ 200,250
Fidelity Disciplined Equity Fund	10,175	208,888
Fidelity Equity-Income Fund	5,424	211,711
Fidelity Large Cap Core Enhanced Index Fund	44,381	336,407
Fidelity Series 100 Index Fund	32,411	253,130
Fidelity Series Broad Market Opportunities Fund	39,659	337,494
Fidelity Series Small Cap Opportunities Fund (a)	15,625	136,879
TOTAL DOMESTIC EQUITY FUNDS		1,684,759
International Equity Funds - 3.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,027	174,411
TOTAL EQUITY FUNDS (Cost $2,198,099)		1,859,170
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	6,674	58,861
Fidelity Strategic Income Fund	5,270	58,758
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,619

	Shares	Value
Investment Grade Fixed-Income Funds - 38.2%
Fidelity Government Income Fund	38,097	$ 412,204
Fidelity Strategic Real Return Fund	47,258	419,649
Fidelity Total Bond Fund	113,441	1,242,178
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,074,031
TOTAL FIXED-INCOME FUNDS (Cost $2,119,184)		2,191,650
Short-Term Funds - 25.4%

Fidelity Institutional Money Market Portfolio Institutional Class	689,070	689,070
Fidelity Short-Term Bond Fund	81,765	691,735
TOTAL SHORT-TERM FUNDS (Cost $1,376,329)		1,380,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,693,612)	5,431,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(397)
NET ASSETS - 100%	$ 5,431,228
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $5,693,612) - See accompanying schedule		$ 5,431,625
Receivable for investments sold		1,137
Total assets		5,432,762

Liabilities
Payable for fund shares redeemed	$ 1,001
Distributions payable	134
Distribution fees payable	399
Total liabilities		1,534

Net Assets		$ 5,431,228
Net Assets consist of:
Paid in capital		$ 6,368,232
Undistributed net investment income		1,816
Accumulated undistributed net realized gain (loss) on investments		(676,833)
Net unrealized appreciation (depreciation) on investments		(261,987)
Net Assets		$ 5,431,228

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,147,385 ÷ 24,703.2 shares)		$ 46.45

Maximum offering price per share (100/94.25 of $46.45)		$ 49.28
Class T: Net Asset Value and redemption price per share ($51,840 ÷ 1,115.2 shares)		$ 46.48

Maximum offering price per share (100/96.50 of $46.48)		$ 48.17

Class C: Net Asset Value and offering price per share ($201,152 ÷ 4,332.5 shares)A		$ 46.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,681,046 ÷ 79,235.3 shares)		$ 46.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($349,805 ÷ 7,528.9 shares)		$ 46.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 108,410

Expenses
Distribution fees	$ 4,428
Independent trustees' compensation	18
Total expenses before reductions	4,446
Expense reductions	(18)	4,428
Net investment income (loss)		103,982
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(91,707)
Capital gain distributions from underlying funds	23,701	(68,006)
Change in net unrealized appreciation (depreciation) on underlying funds		484,491
Net gain (loss)		416,485
Net increase (decrease) in net assets resulting from operations		$ 520,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,982	$ 146,673
Net realized gain (loss)	(68,006)	(534,285)
Change in net unrealized appreciation (depreciation)	484,491	(337,001)
Net increase (decrease) in net assets resulting from operations	520,467	(724,613)
Distributions to shareholders from net investment income	(103,950)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(117,493)	(203,709)
Share transactions - net increase (decrease)	211,898	(1,262,213)
Total increase (decrease) in net assets	614,872	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,816 and undistributed net investment income of $1,783, respectively)	$ 5,431,228	$ 4,816,356

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.763	(4.138)	(2.454)
Total from investment operations	4.599	(3.046)	(1.291)
Distributions from net investment income	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.989	1.075
Net realized and unrealized gain (loss)	3.759	(4.128)	(2.483)
Total from investment operations	4.481	(3.139)	(1.408)
Distributions from net investment income	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 91	$ 154
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495	.786	.836
Net realized and unrealized gain (loss)	3.760	(4.122)	(2.476)
Total from investment operations	4.255	(3.336)	(1.640)
Distributions from net investment income	(.505)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 131	$ 365
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.761	(4.138)	(2.469)
Total from investment operations	4.711	(2.936)	(1.189)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.761	(4.121)	(2.474)
Total from investment operations	4.711	(2.946)	(1.179)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 350	$ 326	$ 214
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.4
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.5	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	7.2	7.2
Fidelity Series Small Cap Opportunities Fund	2.9	2.9
	35.9	36.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.7
	3.0	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.2	6.9
Fidelity Total Bond Fund	21.3	21.6
	35.6	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.3
Fidelity Short-Term Bond Fund	10.7	10.5
	21.3	20.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,427	$ 141,306
Fidelity Disciplined Equity Fund	7,191	147,634
Fidelity Equity-Income Fund	3,833	149,597
Fidelity Large Cap Core Enhanced Index Fund	31,308	237,312
Fidelity Series 100 Index Fund	22,884	178,727
Fidelity Series Broad Market Opportunities Fund	27,975	238,067
Fidelity Series Small Cap Opportunities Fund (a)	11,053	96,823
TOTAL DOMESTIC EQUITY FUNDS		1,189,466
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,758	137,694
TOTAL EQUITY FUNDS (Cost $1,340,943)		1,327,160
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund	5,738	50,611
Fidelity Strategic Income Fund	4,531	50,517
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,128

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,621	$ 233,940
Fidelity Strategic Real Return Fund	26,813	238,101
Fidelity Total Bond Fund	64,411	705,299
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,177,340
TOTAL FIXED-INCOME FUNDS (Cost $1,202,709)		1,278,468
Short-Term Funds - 21.3%

Fidelity Institutional Money Market Portfolio Institutional Class	351,608	351,608
Fidelity Short-Term Bond Fund	41,719	352,943
TOTAL SHORT-TERM FUNDS (Cost $698,193)		704,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,241,845)	3,310,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 3,309,754
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $3,241,845) - See accompanying schedule		$ 3,310,179
Receivable for fund shares sold		85,658
Total assets		3,395,837

Liabilities
Payable for investments purchased	$ 85,658
Distribution fees payable	425
Total liabilities		86,083

Net Assets		$ 3,309,754
Net Assets consist of:
Paid in capital		$ 3,472,724
Undistributed net investment income		1,012
Accumulated undistributed net realized gain (loss) on investments		(232,316)
Net unrealized appreciation (depreciation) on investments		68,334
Net Assets		$ 3,309,754

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($607,271 ÷ 13,175.5 shares)		$ 46.09

Maximum offering price per share (100/94.25 of $46.09)		$ 48.90
Class T: Net Asset Value and redemption price per share ($133,860 ÷ 2,904.1 shares)		$ 46.09

Maximum offering price per share (100/96.50 of $46.09)		$ 47.76

Class C: Net Asset Value and offering price per share ($294,579 ÷ 6,395.2 shares)A		$ 46.06

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,225,101 ÷ 48,273.3 shares)		$ 46.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,943 ÷ 1,061.8 shares)		$ 46.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 63,338

Expenses
Distribution fees	$ 4,980
Independent trustees' compensation	11
Total expenses before reductions	4,991
Expense reductions	(11)	4,980
Net investment income (loss)		58,358
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,991)
Capital gain distributions from underlying funds	13,230	(17,761)
Change in net unrealized appreciation (depreciation) on underlying funds		270,430
Net gain (loss)		252,669
Net increase (decrease) in net assets resulting from operations		$ 311,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,358	$ 65,284
Net realized gain (loss)	(17,761)	(187,832)
Change in net unrealized appreciation (depreciation)	270,430	(83,658)
Net increase (decrease) in net assets resulting from operations	311,027	(206,206)
Distributions to shareholders from net investment income	(58,210)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(65,924)	(87,673)
Share transactions - net increase (decrease)	451,360	545,934
Total increase (decrease) in net assets	696,463	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,012 and undistributed net investment income of $864, respectively)	$ 3,309,754	$ 2,613,291

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.930	(4.465)	(2.692)
Total from investment operations	4.742	(3.438)	(1.607)
Distributions from net investment income	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 607	$ 502	$ 503
Portfolio turnover rate	38%	60%	21% A
A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696	.926	.985
Net realized and unrealized gain (loss)	3.928	(4.460)	(2.707)
Total from investment operations	4.624	(3.534)	(1.722)
Distributions from net investment income	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134	$ 171	$ 187
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.736	.755
Net realized and unrealized gain (loss)	3.923	(4.471)	(2.699)
Total from investment operations	4.396	(3.735)	(1.944)
Distributions from net investment income	(.481)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 221	$ 275
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.919	(4.464)	(2.677)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.916	(4.477)	(2.702)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, H	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 95	$ 163
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.7
Fidelity Disciplined Equity Fund	4.9	4.8
Fidelity Equity-Income Fund	4.9	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	7.9	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.1
	39.4	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.1	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.8	6.5
Fidelity Total Bond Fund	20.0	20.4
	33.4	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.2	9.1
Fidelity Short-Term Bond Fund	9.2	9.2
	18.4	18.3
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 44.5%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,002	$ 119,956
Fidelity Disciplined Equity Fund	6,108	125,402
Fidelity Equity-Income Fund	3,257	127,116
Fidelity Large Cap Core Enhanced Index Fund	26,618	201,767
Fidelity Series 100 Index Fund	19,450	151,906
Fidelity Series Broad Market Opportunities Fund	23,787	202,426
Fidelity Series Small Cap Opportunities Fund (a)	9,388	82,241
TOTAL DOMESTIC EQUITY FUNDS		1,010,814
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,488	129,889
TOTAL EQUITY FUNDS (Cost $1,391,033)		1,140,703
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	5,413	47,741
Fidelity Strategic Income Fund	4,274	47,650
TOTAL HIGH YIELD FIXED-INCOME FUNDS		95,391

	Shares	Value
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	15,748	$ 170,397
Fidelity Strategic Real Return Fund	19,539	173,505
Fidelity Total Bond Fund	46,804	512,507
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		856,409
TOTAL FIXED-INCOME FUNDS (Cost $922,430)		951,800
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	234,887	234,887
Fidelity Short-Term Bond Fund	27,873	235,805
TOTAL SHORT-TERM FUNDS (Cost $469,638)		470,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,783,101)	2,563,195
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 2,563,122
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,783,101) - See accompanying schedule	$ 2,563,195

Liabilities
Distribution fees payable	73

Net Assets	$ 2,563,122
Net Assets consist of:
Paid in capital	$ 3,474,750
Undistributed net investment income	816
Accumulated undistributed net realized gain (loss) on investments	(692,538)
Net unrealized appreciation (depreciation) on investments	(219,906)
Net Assets	$ 2,563,122

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,953 ÷ 920.41 shares)	$ 45.58

Maximum offering price per share (100/94.25 of $45.58)	$ 48.36
Class T: Net Asset Value and redemption price per share ($77,108 ÷ 1,692.11 shares)	$ 45.57

Maximum offering price per share (100/96.50 of $45.57)	$ 47.22

Class C: Net Asset Value and offering price per share ($43,944 ÷ 964.21 shares)A	$ 45.58

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,395,022 ÷ 52,566.21 shares)	$ 45.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,095 ÷ 111.82 shares)	$ 45.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 58,213

Expenses
Distribution fees	$ 1,165
Independent trustees' compensation	10
Total expenses before reductions	1,175
Expense reductions	(10)	1,165
Net investment income (loss)		57,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(73,167)
Capital gain distributions from underlying funds	12,963	(60,204)
Change in net unrealized appreciation (depreciation) on underlying funds		328,653
Net gain (loss)		268,449
Net increase (decrease) in net assets resulting from operations		$ 325,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,048	$ 96,713
Net realized gain (loss)	(60,204)	(581,422)
Change in net unrealized appreciation (depreciation)	328,653	(193,067)
Net increase (decrease) in net assets resulting from operations	325,497	(677,776)
Distributions to shareholders from net investment income	(57,173)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(76,907)	(135,206)
Share transactions - net increase (decrease)	(508,119)	(1,903,231)
Total increase (decrease) in net assets	(259,529)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $816 and undistributed net investment income of $941, respectively)	$ 2,563,122	$ 2,822,651

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.980	(4.739)	(2.853)
Total from investment operations	4.795	(3.704)	(1.766)
Distributions from net investment income	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, H	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.702	.933	.982
Net realized and unrealized gain (loss)	3.985	(4.736)	(2.862)
Total from investment operations	4.687	(3.803)	(1.880)
Distributions from net investment income	(.685)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, H	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 112	$ 187
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.477	.737	.760
Net realized and unrealized gain (loss)	3.989	(4.745)	(2.860)
Total from investment operations	4.466	(4.008)	(2.100)
Distributions from net investment income	(.454)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, H	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 69	$ 120
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.978	(4.752)	(2.836)
Total from investment operations	4.903	(3.608)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.995	(4.749)	(2.854)
Total from investment operations	4.913	(3.618)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.86	$ 47.06
Total Return B, H	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets D, G
Expenses before reductions	.00% E	.01%	.00% A, E
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 166	$ 277
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Series 100 Index Fund	6.3	6.1
Fidelity Series Broad Market Opportunities Fund	8.3	8.2
Fidelity Series Small Cap Opportunities Fund	3.4	3.3
	41.6	41.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.9	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.5
Fidelity Strategic Real Return Fund	6.5	6.2
Fidelity Total Bond Fund	19.1	19.4
	31.9	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.3
Fidelity Short-Term Bond Fund	8.2	8.3
	16.4	16.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,055	$ 75,773
Fidelity Disciplined Equity Fund	3,858	79,201
Fidelity Equity-Income Fund	2,057	80,298
Fidelity Large Cap Core Enhanced Index Fund	16,829	127,568
Fidelity Series 100 Index Fund	12,298	96,045
Fidelity Series Broad Market Opportunities Fund	15,040	127,990
Fidelity Series Small Cap Opportunities Fund (a)	5,926	51,914
TOTAL DOMESTIC EQUITY FUNDS		638,789
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,123	90,368
TOTAL EQUITY FUNDS (Cost $800,230)		729,157
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	3,649	32,183
Fidelity Strategic Income Fund	2,881	32,122
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,305

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	8,994	$ 97,312
Fidelity Strategic Real Return Fund	11,161	99,113
Fidelity Total Bond Fund	26,758	293,001
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,426
TOTAL FIXED-INCOME FUNDS (Cost $528,038)		553,731
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	125,973	125,973
Fidelity Short-Term Bond Fund	14,959	126,556
TOTAL SHORT-TERM FUNDS (Cost $250,342)		252,529
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,578,610)	1,535,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	100
NET ASSETS - 100%	$ 1,535,517
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,578,610) - See accompanying schedule		$ 1,535,417
Cash		72
Receivable for investments sold		25,455
Other receivables		239
Total assets		1,561,183

Liabilities
Payable for fund shares redeemed	$ 25,453
Distribution fees payable	213
Total liabilities		25,666

Net Assets		$ 1,535,517
Net Assets consist of:
Paid in capital		$ 1,730,826
Undistributed net investment income		438
Accumulated undistributed net realized gain (loss) on investments		(152,554)
Net unrealized appreciation (depreciation) on investments		(43,193)
Net Assets		$ 1,535,517

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,429 ÷ 5,734.6 shares)		$ 45.41

Maximum offering price per share (100/94.25 of $45.41)		$ 48.18
Class T: Net Asset Value and redemption price per share ($53,672 ÷ 1,181.6 shares)		$ 45.42

Maximum offering price per share (100/96.50 of $45.42)		$ 47.07

Class C: Net Asset Value and offering price per share ($159,016 ÷ 3,503.8 shares)A		$ 45.38

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,025,732 ÷ 22,583.0 shares)		$ 45.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,668 ÷ 807.3 shares)		$ 45.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 33,529

Expenses
Distribution fees	$ 2,657
Independent trustees' compensation	5
Total expenses before reductions	2,662
Expense reductions	(5)	2,657
Net investment income (loss)		30,872
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,461)
Capital gain distributions from underlying funds	7,097	(37,364)
Change in net unrealized appreciation (depreciation) on underlying funds		180,425
Net gain (loss)		143,061
Net increase (decrease) in net assets resulting from operations		$ 173,933

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,872	$ 34,036
Net realized gain (loss)	(37,364)	(94,769)
Change in net unrealized appreciation (depreciation)	180,425	(134,829)
Net increase (decrease) in net assets resulting from operations	173,933	(195,562)
Distributions to shareholders from net investment income	(30,833)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(35,066)	(49,967)
Share transactions - net increase (decrease)	87,922	128,867
Total increase (decrease) in net assets	226,789	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $438 and undistributed net investment income of $399, respectively)	$ 1,535,517	$ 1,308,728

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.020	(5.004)	(2.884)
Total from investment operations	4.831	(3.990)	(1.821)
Distributions from net investment income	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 287	$ 286
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.701	.919	.966
Net realized and unrealized gain (loss)	4.025	(5.010)	(2.903)
Total from investment operations	4.726	(4.091)	(1.937)
Distributions from net investment income	(.676)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, H	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 69	$ 96
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.726	.728
Net realized and unrealized gain (loss)	4.020	(5.005)	(2.903)
Total from investment operations	4.496	(4.279)	(2.175)
Distributions from net investment income	(.456)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159	$ 147	$ 233
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.020	(5.011)	(2.868)
Total from investment operations	4.944	(3.893)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 749	$ 714
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.032	(5.022)	(2.896)
Total from investment operations	4.954	(3.903)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.98
Total Return B, H	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 97
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.4	5.3
Fidelity Equity-Income Fund	5.4	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	8.7	8.5
Fidelity Series Small Cap Opportunities Fund	3.5	3.4
	43.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.2	6.0
Fidelity Total Bond Fund	18.3	18.7
	30.5	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.5
Fidelity Short-Term Bond Fund	7.6	7.7
	15.1	15.2
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,393	$ 50,856
Fidelity Disciplined Equity Fund	2,590	53,172
Fidelity Equity-Income Fund	1,381	53,895
Fidelity Large Cap Core Enhanced Index Fund	11,284	85,534
Fidelity Series 100 Index Fund	8,242	64,369
Fidelity Series Broad Market Opportunities Fund	10,083	85,808
Fidelity Series Small Cap Opportunities Fund (a)	3,979	34,858
TOTAL DOMESTIC EQUITY FUNDS		428,492
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,292	66,323
TOTAL EQUITY FUNDS (Cost $555,438)		494,815
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	2,564	22,611
Fidelity Strategic Income Fund	2,024	22,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,180

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	5,557	$ 60,132
Fidelity Strategic Real Return Fund	6,894	61,223
Fidelity Total Bond Fund	16,552	181,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		302,594
TOTAL FIXED-INCOME FUNDS (Cost $336,450)		347,774
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	74,909	74,909
Fidelity Short-Term Bond Fund	8,889	75,201
TOTAL SHORT-TERM FUNDS (Cost $149,820)		150,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,041,708)	992,699
NET OTHER ASSETS (LIABILITIES) - 0.0%	(201)
NET ASSETS - 100%	$ 992,498
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,041,708) - See accompanying schedule	$ 992,699

Liabilities
Distribution fees payable	201

Net Assets	$ 992,498
Net Assets consist of:
Paid in capital	$ 1,314,034
Undistributed net investment income	259
Accumulated undistributed net realized gain (loss) on investments	(272,786)
Net unrealized appreciation (depreciation) on investments	(49,009)
Net Assets	$ 992,498

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,522 ÷ 990.9 shares)	$ 44.93

Maximum offering price per share (100/94.25 of $44.93)	$ 47.67
Class T: Net Asset Value and redemption price per share ($115,876 ÷ 2,579.4 shares)	$ 44.92

Maximum offering price per share (100/96.50 of $44.92)	$ 46.55

Class C: Net Asset Value and offering price per share ($174,030 ÷ 3,876.5 shares)A	$ 44.89

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($621,696 ÷ 13,838.8 shares)	$ 44.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,374 ÷ 809.7 shares)	$ 44.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,094

Expenses
Distribution fees	$ 2,511
Independent trustees' compensation	3
Total expenses before reductions	2,514
Expense reductions	(3)	2,511
Net investment income (loss)		13,583
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,185)
Capital gain distributions from underlying funds	3,082	(46,103)
Change in net unrealized appreciation (depreciation) on underlying funds		120,286
Net gain (loss)		74,183
Net increase (decrease) in net assets resulting from operations		$ 87,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,583	$ 26,863
Net realized gain (loss)	(46,103)	(215,946)
Change in net unrealized appreciation (depreciation)	120,286	(62,196)
Net increase (decrease) in net assets resulting from operations	87,766	(251,279)
Distributions to shareholders from net investment income	(13,653)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(15,476)	(46,710)
Share transactions - net increase (decrease)	199,973	(573,294)
Total increase (decrease) in net assets	272,263	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $259 and undistributed net investment income of $329, respectively)	$ 992,498	$ 720,235

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.098	(5.184)	(3.105)
Total from investment operations	4.841	(4.142)	(2.029)
Distributions from net investment income	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, H	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 69	$ 131
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.638	.944	.966
Net realized and unrealized gain (loss)	4.092	(5.184)	(3.110)
Total from investment operations	4.730	(4.240)	(2.144)
Distributions from net investment income	(.670)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, H	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 55	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.412	.757	.723
Net realized and unrealized gain (loss)	4.087	(5.183)	(3.090)
Total from investment operations	4.499	(4.426)	(2.367)
Distributions from net investment income	(.449)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 183	$ 485
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.091	(5.190)	(3.079)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 622	$ 357	$ 783
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.092	(5.188)	(3.107)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.5	5.4
Fidelity Equity-Income Fund	5.6	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.7
Fidelity Series 100 Index Fund	6.7	6.5
Fidelity Series Broad Market Opportunities Fund	8.9	8.7
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	44.3	43.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.7	18.3
	29.6	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.9
Fidelity Short-Term Bond Fund	6.9	6.9
	13.7	13.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,605	$ 323,858
Fidelity Disciplined Equity Fund	16,506	338,866
Fidelity Equity-Income Fund	8,800	343,482
Fidelity Large Cap Core Enhanced Index Fund	71,912	545,095
Fidelity Series 100 Index Fund	52,525	410,222
Fidelity Series Broad Market Opportunities Fund	64,262	546,873
Fidelity Series Small Cap Opportunities Fund (a)	25,318	221,786
TOTAL DOMESTIC EQUITY FUNDS		2,730,182
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	15,888	459,813
TOTAL EQUITY FUNDS (Cost $3,566,836)		3,189,995
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	16,956	149,554
Fidelity Strategic Income Fund	13,388	149,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		298,828

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	33,490	$ 362,367
Fidelity Strategic Real Return Fund	41,551	368,970
Fidelity Total Bond Fund	99,744	1,092,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,823,536
TOTAL FIXED-INCOME FUNDS (Cost $2,039,439)		2,122,364
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class	421,136	421,136
Fidelity Short-Term Bond Fund	49,973	422,772
TOTAL SHORT-TERM FUNDS (Cost $839,307)		843,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,445,582)	6,156,267
NET OTHER ASSETS (LIABILITIES) - 0.0%	(246)
NET ASSETS - 100%	$ 6,156,021
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $6,445,582) - See accompanying schedule	$ 6,156,267
Cash	1
Total assets	6,156,268

Liabilities
Distribution fees payable	247

Net Assets	$ 6,156,021
Net Assets consist of:
Paid in capital	$ 7,127,815
Undistributed net investment income	1,839
Accumulated undistributed net realized gain (loss) on investments	(684,318)
Net unrealized appreciation (depreciation) on investments	(289,315)
Net Assets	$ 6,156,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,533 ÷ 7,937.9 shares)	$ 45.17

Maximum offering price per share (100/94.25 of $45.17)	$ 47.93
Class T: Net Asset Value and redemption price per share ($327,901 ÷ 7,260.3 shares)	$ 45.16

Maximum offering price per share (100/96.50 of $45.16)	$ 46.80

Class C: Net Asset Value and offering price per share ($50,774 ÷ 1,123.6 shares)A	$ 45.19

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,382,616 ÷ 119,149.8 shares)	$ 45.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,197 ÷ 801.2 shares)	$ 45.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 134,174

Expenses
Distribution fees	$ 3,225
Independent trustees' compensation	23
Total expenses before reductions	3,248
Expense reductions	(23)	3,225
Net investment income (loss)		130,949
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(221,612)
Capital gain distributions from underlying funds	28,147	(193,465)
Change in net unrealized appreciation (depreciation) on underlying funds		828,403
Net gain (loss)		634,938
Net increase (decrease) in net assets resulting from operations		$ 765,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,949	$ 179,764
Net realized gain (loss)	(193,465)	(402,726)
Change in net unrealized appreciation (depreciation)	828,403	(709,389)
Net increase (decrease) in net assets resulting from operations	765,887	(932,351)
Distributions to shareholders from net investment income	(131,065)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(148,030)	(239,866)
Share transactions - net increase (decrease)	(832,893)	252,701
Total increase (decrease) in net assets	(215,036)	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $1,839 and undistributed net investment income of $1,955, respectively)	$ 6,156,021	$ 6,371,057

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.789	1.000	.966
Net realized and unrealized gain (loss)	4.116	(5.341)	(3.085)
Total from investment operations	4.905	(4.341)	(2.119)
Distributions from net investment income	(.785)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 278	$ 371
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.905	.847
Net realized and unrealized gain (loss)	4.107	(5.340)	(3.079)
Total from investment operations	4.785	(4.435)	(2.232)
Distributions from net investment income	(.675)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 311	$ 606
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.711	.639
Net realized and unrealized gain (loss)	4.117	(5.333)	(3.104)
Total from investment operations	4.571	(4.622)	(2.465)
Distributions from net investment income	(.431)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 86	$ 150
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.115	(5.330)	(3.072)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.116	(5.340)	(3.106)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.7	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	8.9
Fidelity Series 100 Index Fund	6.8	6.7
Fidelity Series Broad Market Opportunities Fund	9.0	8.9
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	45.2	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.2	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.1	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.1	17.6
	28.5	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.5
Fidelity Short-Term Bond Fund	6.5	6.5
	13.0	13.0
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,051	$ 105,701
Fidelity Disciplined Equity Fund	5,362	110,091
Fidelity Equity-Income Fund	2,853	111,336
Fidelity Large Cap Core Enhanced Index Fund	23,352	177,011
Fidelity Series 100 Index Fund	17,058	133,226
Fidelity Series Broad Market Opportunities Fund	20,856	177,486
Fidelity Series Small Cap Opportunities Fund (a)	8,193	71,772
TOTAL DOMESTIC EQUITY FUNDS		886,623
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,586	161,660
TOTAL EQUITY FUNDS (Cost $1,121,853)		1,048,283
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	5,663	49,944
Fidelity Strategic Income Fund	4,482	49,977
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,921

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	10,275	$ 111,180
Fidelity Strategic Real Return Fund	12,709	112,857
Fidelity Total Bond Fund	30,559	334,626
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		558,663
TOTAL FIXED-INCOME FUNDS (Cost $642,562)		658,584
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	126,890	126,890
Fidelity Short-Term Bond Fund	15,051	127,329
TOTAL SHORT-TERM FUNDS (Cost $252,740)		254,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,017,155)	1,961,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 1,960,899
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,017,155) - See accompanying schedule	$ 1,961,086

Liabilities
Distribution fees payable	187

Net Assets	$ 1,960,899
Net Assets consist of:
Paid in capital	$ 2,169,142
Undistributed net investment income	439
Accumulated undistributed net realized gain (loss) on investments	(152,613)
Net unrealized appreciation (depreciation) on investments	(56,069)
Net Assets	$ 1,960,899

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,034 ÷ 1,474.9 shares)	$ 44.77

Maximum offering price per share (100/94.25 of $44.77)	$ 47.50
Class T: Net Asset Value and redemption price per share ($44,870 ÷ 1,002.0 shares)	$ 44.78

Maximum offering price per share (100/96.50 of $44.78)	$ 46.40

Class C: Net Asset Value and offering price per share ($186,253 ÷ 4,162.2 shares)A	$ 44.75

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($1,627,695 ÷ 36,361.0 shares)	$ 44.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,047 ÷ 805.2 shares)	$ 44.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,801

Expenses
Distribution fees	$ 2,329
Independent trustees' compensation	3
Total expenses before reductions	2,332
Expense reductions	(3)	2,329
Net investment income (loss)		14,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,816)
Capital gain distributions from underlying funds	3,028	212
Change in net unrealized appreciation (depreciation) on underlying funds		65,683
Net gain (loss)		65,895
Net increase (decrease) in net assets resulting from operations		$ 80,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,472	$ 19,222
Net realized gain (loss)	212	(146,987)
Change in net unrealized appreciation (depreciation)	65,683	(39,917)
Net increase (decrease) in net assets resulting from operations	80,367	(167,682)
Distributions to shareholders from net investment income	(14,213)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(16,070)	(32,184)
Share transactions - net increase (decrease)	1,233,775	(373,887)
Total increase (decrease) in net assets	1,298,072	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $439 and undistributed net investment income of $180, respectively)	$ 1,960,899	$ 662,827

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.718	.978	1.034
Net realized and unrealized gain (loss)	4.180	(5.404)	(3.239)
Total from investment operations	4.898	(4.426)	(2.205)
Distributions from net investment income	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 55	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.881	.920
Net realized and unrealized gain (loss)	4.182	(5.402)	(3.234)
Total from investment operations	4.785	(4.521)	(2.314)
Distributions from net investment income	(.590)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 71	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.385	.693	.682
Net realized and unrealized gain (loss)	4.185	(5.400)	(3.227)
Total from investment operations	4.570	(4.707)	(2.545)
Distributions from net investment income	(.385)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 178	$ 297
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.178	(5.429)	(3.209)
Total from investment operations	4.999	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 303	$ 653
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.184	(5.402)	(3.241)
Total from investment operations	5.009	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 55	$ 96
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.8	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.1
Fidelity Series 100 Index Fund	6.9	6.8
Fidelity Series Broad Market Opportunities Fund	9.2	9.1
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	46.0	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.3
	27.9	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.8
Fidelity Short-Term Bond Fund	5.8	5.8
	11.6	11.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	46.1%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 55.1%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,265	$ 93,913
Fidelity Disciplined Equity Fund	4,778	98,087
Fidelity Equity-Income Fund	2,547	99,408
Fidelity Large Cap Core Enhanced Index Fund	20,824	157,844
Fidelity Series 100 Index Fund	15,220	118,868
Fidelity Series Broad Market Opportunities Fund	18,608	158,353
Fidelity Series Small Cap Opportunities Fund (a)	7,338	64,281
TOTAL DOMESTIC EQUITY FUNDS		790,754
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	5,377	155,608
TOTAL EQUITY FUNDS (Cost $840,787)		946,362
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,199	45,859
Fidelity Strategic Income Fund	4,106	45,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,642

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	8,802	$ 95,233
Fidelity Strategic Real Return Fund	10,919	96,964
Fidelity Total Bond Fund	26,225	287,161
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		479,358
TOTAL FIXED-INCOME FUNDS (Cost $532,729)		571,000
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	99,765	99,765
Fidelity Short-Term Bond Fund	11,836	100,136
TOTAL SHORT-TERM FUNDS (Cost $197,286)		199,901
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,570,802)	1,717,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81)
NET ASSETS - 100%	$ 1,717,182
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,570,802) - See accompanying schedule	$ 1,717,263

Liabilities
Distribution fees payable	81

Net Assets	$ 1,717,182
Net Assets consist of:
Paid in capital	$ 1,928,720
Undistributed net investment income	493
Accumulated undistributed net realized gain (loss) on investments	(358,492)
Net unrealized appreciation (depreciation) on investments	146,461
Net Assets	$ 1,717,182

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,453 ÷ 4,536.6 shares)	$ 44.19

Maximum offering price per share (100/94.25 of $44.19)	$ 46.89
Class T: Net Asset Value and redemption price per share ($35,304 ÷ 798.7 shares)	$ 44.20

Maximum offering price per share (100/96.50 of $44.20)	$ 45.80

Class C: Net Asset Value and offering price per share ($29,401 ÷ 664.9 shares)A	$ 44.22

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,391,216 ÷ 31,480.3 shares)	$ 44.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,808 ÷ 1,376.0 shares)	$ 44.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 19,788

Expenses
Distribution fees	$ 1,100
Independent trustees' compensation	4
Total expenses before reductions	1,104
Expense reductions	(4)	1,100
Net investment income (loss)		18,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(150,883)
Capital gain distributions from underlying funds	3,642	(147,241)
Change in net unrealized appreciation (depreciation) on underlying funds		292,353
Net gain (loss)		145,112
Net increase (decrease) in net assets resulting from operations		$ 163,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,688	$ 26,121
Net realized gain (loss)	(147,241)	(200,914)
Change in net unrealized appreciation (depreciation)	292,353	(11,017)
Net increase (decrease) in net assets resulting from operations	163,800	(185,810)
Distributions to shareholders from net investment income	(18,690)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(20,828)	(45,357)
Share transactions - net increase (decrease)	(49,316)	436,283
Total increase (decrease) in net assets	93,656	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $493 and undistributed net investment income of $494, respectively)	$ 1,717,182	$ 1,623,526

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727	.930	1.019
Net realized and unrealized gain (loss)	4.154	(5.570)	(3.322)
Total from investment operations	4.881	(4.640)	(2.303)
Distributions from net investment income	(.796)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 183	$ 402
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.620	.821	.918
Net realized and unrealized gain (loss)	4.147	(5.548)	(3.339)
Total from investment operations	4.767	(4.727)	(2.421)
Distributions from net investment income	(.682)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.624	.690
Net realized and unrealized gain (loss)	4.143	(5.532)	(3.342)
Total from investment operations	4.546	(4.908)	(2.652)
Distributions from net investment income	(.451)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 46	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.147	(5.557)	(3.310)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.145	(5.552)	(3.335)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 55	$ 96
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.9	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.2
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	46.9	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.9	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.4	16.8
	27.3	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.3	10.4
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,884	$ 103,187
Fidelity Disciplined Equity Fund	5,247	107,721
Fidelity Equity-Income Fund	2,798	109,188
Fidelity Large Cap Core Enhanced Index Fund	22,895	173,542
Fidelity Series 100 Index Fund	16,717	130,558
Fidelity Series Broad Market Opportunities Fund	20,459	174,107
Fidelity Series Small Cap Opportunities Fund (a)	8,074	70,727
TOTAL DOMESTIC EQUITY FUNDS		869,030
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,343	183,556
TOTAL EQUITY FUNDS (Cost $1,029,994)		1,052,586
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	5,893	51,979
Fidelity Strategic Income Fund	4,653	51,882
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,861

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	9,315	$ 100,787
Fidelity Strategic Real Return Fund	11,557	102,623
Fidelity Total Bond Fund	27,743	303,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		507,198
TOTAL FIXED-INCOME FUNDS (Cost $560,166)		611,059
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,207	95,207
Fidelity Short-Term Bond Fund	11,297	95,577
TOTAL SHORT-TERM FUNDS (Cost $188,086)		190,784
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,778,246)	1,854,429
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 1,854,388
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,778,246) - See accompanying schedule	$ 1,854,429

Liabilities
Distribution fees payable	41

Net Assets	$ 1,854,388
Net Assets consist of:
Paid in capital	$ 1,914,020
Undistributed net investment income	518
Accumulated undistributed net realized gain (loss) on investments	(136,333)
Net unrealized appreciation (depreciation) on investments	76,183
Net Assets	$ 1,854,388

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,543 ÷ 599.6 shares)	$ 44.27

Maximum offering price per share (100/94.25 of $44.27)	$ 46.97
Class T: Net Asset Value and redemption price per share ($35,016 ÷ 790.9 shares)	$ 44.27

Maximum offering price per share (100/96.50 of $44.27)	$ 45.88

Class C: Net Asset Value and offering price per share ($26,649 ÷ 601.6 shares)A	$ 44.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,671,720 ÷ 37,774.5 shares)	$ 44.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,460 ÷ 2,134.3 shares)	$ 44.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 38,948

Expenses
Distribution fees	$ 663
Independent trustees' compensation	7
Total expenses before reductions	670
Expense reductions	(7)	663
Net investment income (loss)		38,285
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,872)
Capital gain distributions from underlying funds	7,740	(69,132)
Change in net unrealized appreciation (depreciation) on underlying funds		253,583
Net gain (loss)		184,451
Net increase (decrease) in net assets resulting from operations		$ 222,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,285	$ 40,311
Net realized gain (loss)	(69,132)	(55,031)
Change in net unrealized appreciation (depreciation)	253,583	(101,047)
Net increase (decrease) in net assets resulting from operations	222,736	(115,767)
Distributions to shareholders from net investment income	(38,318)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(46,782)	(52,205)
Share transactions - net increase (decrease)	(216,059)	1,087,959
Total increase (decrease) in net assets	(40,105)	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $518 and undistributed net investment income of $550, respectively)	$ 1,854,388	$ 1,894,493

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.753	.923	.994
Net realized and unrealized gain (loss)	4.174	(5.753)	(3.438)
Total from investment operations	4.927	(4.830)	(2.444)
Distributions from net investment income	(.758)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 63	$ 138
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	.828	.875
Net realized and unrealized gain (loss)	4.175	(5.757)	(3.431)
Total from investment operations	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.631	.658
Net realized and unrealized gain (loss)	4.185	(5.740)	(3.448)
Total from investment operations	4.611	(5.109)	(2.790)
Distributions from net investment income	(.422)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.611)	(.981)	(.820)
Net asset value, end of period	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 41	$ 94
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.862	.988	1.090
Net realized and unrealized gain (loss)	4.183	(5.729)	(3.425)
Total from investment operations	5.045	(4.741)	(2.335)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.185	(5.753)	(3.439)
Total from investment operations	5.045	(4.751)	(2.325)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 108	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.4
Fidelity Series 100 Index Fund	7.2	7.1
Fidelity Series Broad Market Opportunities Fund	9.6	9.5
Fidelity Series Small Cap Opportunities Fund	3.9	3.8
	47.8	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.8	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.9	3.1
	5.9	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	16.6
	26.7	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	4.2
Fidelity Short-Term Bond Fund	4.4	4.3
	8.8	8.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,269	$ 63,988
Fidelity Disciplined Equity Fund	3,254	66,801
Fidelity Equity-Income Fund	1,734	67,678
Fidelity Large Cap Core Enhanced Index Fund	14,169	107,401
Fidelity Series 100 Index Fund	10,354	80,866
Fidelity Series Broad Market Opportunities Fund	12,661	107,741
Fidelity Series Small Cap Opportunities Fund (a)	4,986	43,678
TOTAL DOMESTIC EQUITY FUNDS		538,153
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,206	121,729
TOTAL EQUITY FUNDS (Cost $794,004)		659,882
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,753	33,106
Fidelity Strategic Income Fund	2,965	33,055
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,161

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	5,516	$ 59,688
Fidelity Strategic Real Return Fund	6,840	60,741
Fidelity Total Bond Fund	16,417	179,766
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,195
TOTAL FIXED-INCOME FUNDS (Cost $352,819)		366,356
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,274	49,274
Fidelity Short-Term Bond Fund	5,846	49,458
TOTAL SHORT-TERM FUNDS (Cost $98,564)		98,732
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,245,387)	1,124,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,124,834
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,245,387) - See accompanying schedule		$ 1,124,970
Cash		74
Receivable for fund shares sold		59,160
Total assets		1,184,204

Liabilities
Payable for investments purchased	$ 59,155
Distribution fees payable	215
Total liabilities		59,370

Net Assets		$ 1,124,834
Net Assets consist of:
Paid in capital		$ 1,486,582
Undistributed net investment income		253
Accumulated undistributed net realized gain (loss) on investments		(241,584)
Net unrealized appreciation (depreciation) on investments		(120,417)
Net Assets		$ 1,124,834

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,693 ÷ 907.6 shares)		$ 43.73

Maximum offering price per share (100/94.25 of $43.73)		$ 46.40
Class T: Net Asset Value and redemption price per share ($264,984 ÷ 6,061.5 shares)		$ 43.72

Maximum offering price per share (100/96.50 of $43.72)		$ 45.31

Class C: Net Asset Value and offering price per share ($118,916 ÷ 2,718.8 shares)A		$ 43.74

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($598,142 ÷ 13,678.6 shares)		$ 43.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($103,099 ÷ 2,357.8 shares)		$ 43.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 22,552

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	4
Total expenses before reductions	2,846
Expense reductions	(4)	2,842
Net investment income (loss)		19,710
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,376)
Capital gain distributions from underlying funds	4,764	(40,612)
Change in net unrealized appreciation (depreciation) on underlying funds		163,539
Net gain (loss)		122,927
Net increase (decrease) in net assets resulting from operations		$ 142,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,710	$ 30,642
Net realized gain (loss)	(40,612)	(149,761)
Change in net unrealized appreciation (depreciation)	163,539	(138,543)
Net increase (decrease) in net assets resulting from operations	142,637	(257,662)
Distributions to shareholders from net investment income	(19,743)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(23,692)	(49,381)
Share transactions - net increase (decrease)	(128,803)	(236,442)
Total increase (decrease) in net assets	(9,858)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $253 and undistributed net investment income of $286, respectively)	$ 1,124,834	$ 1,134,692

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.748	.937	.951
Net realized and unrealized gain (loss)	4.178	(6.127)	(3.464)
Total from investment operations	4.926	(5.190)	(2.513)
Distributions from net investment income	(.752)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 95
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.844	.823
Net realized and unrealized gain (loss)	4.183	(6.122)	(3.449)
Total from investment operations	4.822	(5.278)	(2.626)
Distributions from net investment income	(.648)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 265	$ 384
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.655	.609
Net realized and unrealized gain (loss)	4.179	(6.114)	(3.465)
Total from investment operations	4.603	(5.459)	(2.856)
Distributions from net investment income	(.429)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 116	$ 94
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.183	(6.126)	(3.445)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598	$ 632	$ 986
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.186	(6.123)	(3.466)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 67	$ 119
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.7
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	49.0	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.9	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.3
	6.2	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.8	16.4
	26.5	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.2	2.9
Fidelity Short-Term Bond Fund	3.2	3.0
	6.4	5.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 60.9%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,739	$ 130,994
Fidelity Disciplined Equity Fund	6,660	136,730
Fidelity Equity-Income Fund	3,552	138,626
Fidelity Large Cap Core Enhanced Index Fund	29,038	220,110
Fidelity Series 100 Index Fund	21,233	165,833
Fidelity Series Broad Market Opportunities Fund	25,950	220,837
Fidelity Series Small Cap Opportunities Fund (a)	10,227	89,591
TOTAL DOMESTIC EQUITY FUNDS		1,102,721
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,215	266,693
TOTAL EQUITY FUNDS (Cost $1,439,800)		1,369,414
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	7,943	70,056
Fidelity Strategic Income Fund	6,271	69,923
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,979

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,915	$ 118,105
Fidelity Strategic Real Return Fund	13,547	120,295
Fidelity Total Bond Fund	32,494	355,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		594,210
TOTAL FIXED-INCOME FUNDS (Cost $696,511)		734,189
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Institutional Class	72,189	72,189
Fidelity Short-Term Bond Fund	8,567	72,473
TOTAL SHORT-TERM FUNDS (Cost $143,278)		144,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,279,589)	2,248,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57)
NET ASSETS - 100%	$ 2,248,208
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $2,279,589) - See accompanying schedule		$ 2,248,265
Cash		39
Receivable for investments sold		44,139
Total assets		2,292,443

Liabilities
Payable for fund shares redeemed	$ 44,136
Distribution fees payable	99
Total liabilities		44,235

Net Assets		$ 2,248,208
Net Assets consist of:
Paid in capital		$ 2,352,280
Undistributed net investment income		618
Accumulated undistributed net realized gain (loss) on investments		(73,366)
Net unrealized appreciation (depreciation) on investments		(31,324)
Net Assets		$ 2,248,208

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,579 ÷ 734.2 shares)		$ 43.01

Maximum offering price per share (100/94.25 of $43.01)		$ 45.63
Class T: Net Asset Value and redemption price per share ($37,172 ÷ 864.3 shares)		$ 43.01

Maximum offering price per share (100/96.50 of $43.01)		$ 44.57

Class C: Net Asset Value and offering price per share ($90,527 ÷ 2,106.2 shares)A		$ 42.98

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,051,263 ÷ 47,699.0 shares)		$ 43.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.9 shares)		$ 43.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 45,782

Expenses
Distribution fees	$ 1,110
Independent trustees' compensation	8
Total expenses before reductions	1,118
Expense reductions	(8)	1,110
Net investment income (loss)		44,672
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,648)
Capital gain distributions from underlying funds	9,355	(45,293)
Change in net unrealized appreciation (depreciation) on underlying funds		254,403
Net gain (loss)		209,110
Net increase (decrease) in net assets resulting from operations		$ 253,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,672	$ 34,610
Net realized gain (loss)	(45,293)	(9,486)
Change in net unrealized appreciation (depreciation)	254,403	(188,389)
Net increase (decrease) in net assets resulting from operations	253,782	(163,265)
Distributions to shareholders from net investment income	(44,437)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(53,521)	(42,144)
Share transactions - net increase (decrease)	597,064	169,425
Total increase (decrease) in net assets	797,325	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $618 and undistributed net investment income of $383, respectively)	$ 2,248,208	$ 1,450,883

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.744	.856	.442
Net realized and unrealized gain (loss)	4.191	(6.093)	(4.811)
Total from investment operations	4.935	(5.237)	(4.369)
Distributions from net investment income	(.710)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 115	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.636	.791	.373
Net realized and unrealized gain (loss)	4.191	(6.111)	(4.809)
Total from investment operations	4.827	(5.320)	(4.436)
Distributions from net investment income	(.612)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.777)	(.980)	(.304)
Net asset value, end of period	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.611	.233
Net realized and unrealized gain (loss)	4.192	(6.107)	(4.812)
Total from investment operations	4.616	(5.496)	(4.579)
Distributions from net investment income	(.421)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.586)	(.794)	(.181)
Net asset value, end of period	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.849	.965	.502
Net realized and unrealized gain (loss)	4.187	(6.112)	(4.795)
Total from investment operations	5.036	(5.147)	(4.293)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.848	.974	.511
Net realized and unrealized gain (loss)	4.188	(6.111)	(4.814)
Total from investment operations	5.036	(5.137)	(4.303)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 58	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.2	6.2
Fidelity Equity-Income Fund	6.3	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.0
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	10.1	10.0
Fidelity Series Small Cap Opportunities Fund	4.1	4.0
	50.3	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.3	3.4
	6.6	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.4
	26.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	1.9
Fidelity Short-Term Bond Fund	2.1	2.0
	4.1	3.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,251	$ 93,696
Fidelity Disciplined Equity Fund	4,774	98,014
Fidelity Equity-Income Fund	2,545	99,345
Fidelity Large Cap Core Enhanced Index Fund	20,788	157,574
Fidelity Series 100 Index Fund	15,189	118,629
Fidelity Series Broad Market Opportunities Fund	18,576	158,083
Fidelity Series Small Cap Opportunities Fund (a)	7,330	64,213
TOTAL DOMESTIC EQUITY FUNDS		789,554
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,918	200,200
TOTAL EQUITY FUNDS (Cost $963,853)		989,754
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	5,862	51,705
Fidelity Strategic Income Fund	4,629	51,610
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,315

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	7,540	$ 81,587
Fidelity Strategic Real Return Fund	9,355	83,068
Fidelity Total Bond Fund	22,444	245,764
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		410,419
TOTAL FIXED-INCOME FUNDS (Cost $493,010)		513,734
Short-Term Funds - 4.1%

Fidelity Institutional Money Market Portfolio Institutional Class	32,316	32,316
Fidelity Short-Term Bond Fund	3,835	32,441
TOTAL SHORT-TERM FUNDS (Cost $64,392)		64,757
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,521,255)	1,568,245
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96)
NET ASSETS - 100%	$ 1,568,149
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,521,255) - See accompanying schedule		$ 1,568,245
Cash		39
Receivable for fund shares sold		267
Total assets		1,568,551

Liabilities
Payable for investments purchased	$ 266
Distribution fees payable	136
Total liabilities		402

Net Assets		$ 1,568,149
Net Assets consist of:
Paid in capital		$ 1,788,734
Undistributed net investment income		385
Accumulated undistributed net realized gain (loss) on investments		(267,960)
Net unrealized appreciation (depreciation) on investments		46,990
Net Assets		$ 1,568,149

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,317 ÷ 797.3 shares)		$ 43.04

Maximum offering price per share (100/94.25 of $43.04)		$ 45.67
Class T: Net Asset Value and redemption price per share ($111,360 ÷ 2,587.0 shares)		$ 43.05

Maximum offering price per share (100/96.50 of $43.05)		$ 44.61

Class C: Net Asset Value and offering price per share ($98,557 ÷ 2,289.6 shares)A		$ 43.05

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,261,969 ÷ 29,320.8 shares)		$ 43.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,946 ÷ 1,439.2 shares)		$ 43.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 24,691

Expenses
Distribution fees	$ 1,315
Independent trustees' compensation	4
Total expenses before reductions	1,319
Expense reductions	(4)	1,315
Net investment income (loss)		23,376
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(131,549)
Capital gain distributions from underlying funds	4,201	(127,348)
Change in net unrealized appreciation (depreciation) on underlying funds		184,622
Net gain (loss)		57,274
Net increase (decrease) in net assets resulting from operations		$ 80,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,376	$ 21,563
Net realized gain (loss)	(127,348)	(132,977)
Change in net unrealized appreciation (depreciation)	184,622	(60,943)
Net increase (decrease) in net assets resulting from operations	80,650	(172,357)
Distributions to shareholders from net investment income	(23,219)	(21,734)
Distributions to shareholders from net realized gain	(2,847)	(5,513)
Total distributions	(26,066)	(27,247)
Share transactions - net increase (decrease)	856,629	(147,189)
Total increase (decrease) in net assets	911,213	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $385 and undistributed net investment income of $228, respectively)	$ 1,568,149	$ 656,936

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.933	.442
Net realized and unrealized gain (loss)	4.298	(6.238)	(4.814)
Total from investment operations	5.020	(5.305)	(4.372)
Distributions from net investment income	(.710)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.616	.836	.371
Net realized and unrealized gain (loss)	4.301	(6.227)	(4.809)
Total from investment operations	4.917	(5.391)	(4.438)
Distributions from net investment income	(.607)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.707)	(.999)	(.332)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.402	.664	.234
Net realized and unrealized gain (loss)	4.305	(6.229)	(4.816)
Total from investment operations	4.707	(5.565)	(4.582)
Distributions from net investment income	(.397)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.497)	(.815)	(.198)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.833	1.015	.504
Net realized and unrealized gain (loss)	4.297	(6.231)	(4.810)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,262	$ 384	$ 598
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.828	1.022	.512
Net realized and unrealized gain (loss)	4.302	(6.238)	(4.818)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Series 100 Index Fund	7.7	7.6
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	4.2	4.0
	51.1	50.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.0	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.6
	6.8	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.3
	26.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	2.9	2.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Six months ago
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 51.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,322	$ 214,679
Fidelity Disciplined Equity Fund	10,914	224,067
Fidelity Equity-Income Fund	5,819	227,114
Fidelity Large Cap Core Enhanced Index Fund	47,598	360,794
Fidelity Series 100 Index Fund	34,779	271,622
Fidelity Series Broad Market Opportunities Fund	42,535	361,969
Fidelity Series Small Cap Opportunities Fund (a)	16,768	146,890
TOTAL DOMESTIC EQUITY FUNDS		1,807,135
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	15,827	458,044
TOTAL EQUITY FUNDS (Cost $2,301,853)		2,265,179
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	13,699	120,822
Fidelity Strategic Income Fund	10,816	120,597
TOTAL HIGH YIELD FIXED-INCOME FUNDS		241,419

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	16,994	$ 183,880
Fidelity Strategic Real Return Fund	21,084	187,227
Fidelity Total Bond Fund	50,552	553,549
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		924,656
TOTAL FIXED-INCOME FUNDS (Cost $1,089,942)		1,166,075
Short-Term Funds - 2.9%

Fidelity Institutional Money Market Portfolio Institutional Class	51,821	51,821
Fidelity Short-Term Bond Fund	6,149	52,021
TOTAL SHORT-TERM FUNDS (Cost $102,884)		103,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,494,679)	3,535,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 3,535,084
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $3,494,679) - See accompanying schedule	$ 3,535,096
Cash	40
Total assets	3,535,136

Liabilities
Distribution fees payable	52

Net Assets	$ 3,535,084
Net Assets consist of:
Paid in capital	$ 3,569,064
Undistributed net investment income	933
Accumulated undistributed net realized gain (loss) on investments	(75,330)
Net unrealized appreciation (depreciation) on investments	40,417
Net Assets	$ 3,535,084

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,862 ÷ 670.6 shares)	$ 43.04

Maximum offering price per share (100/94.25 of $43.04)	$ 45.67
Class T: Net Asset Value and redemption price per share ($37,168 ÷ 863.5 shares)	$ 43.04

Maximum offering price per share (100/96.50 of $43.04)	$ 44.60

Class C: Net Asset Value and offering price per share ($36,682 ÷ 852.1 shares)A	$ 43.05

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($3,394,705 ÷ 78,886.1 shares)	$ 43.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.4 shares)	$ 43.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 59,245

Expenses
Distribution fees	$ 885
Independent trustees' compensation	10
Total expenses before reductions	895
Expense reductions	(10)	885
Net investment income (loss)		58,360
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,359)
Capital gain distributions from underlying funds	10,856	(3,503)
Change in net unrealized appreciation (depreciation) on underlying funds		231,761
Net gain (loss)		228,258
Net increase (decrease) in net assets resulting from operations		$ 286,618

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,360	$ 34,494
Net realized gain (loss)	(3,503)	(57,391)
Change in net unrealized appreciation (depreciation)	231,761	(80,331)
Net increase (decrease) in net assets resulting from operations	286,618	(103,228)
Distributions to shareholders from net investment income	(57,943)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(65,451)	(41,394)
Share transactions - net increase (decrease)	1,660,037	465,174
Total increase (decrease) in net assets	1,881,204	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $933 and undistributed net investment income of $516, respectively)	$ 3,535,084	$ 1,653,880

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.747	.819	.425
Net realized and unrealized gain (loss)	4.285	(6.123)	(4.836)
Total from investment operations	5.032	(5.304)	(4.411)
Distributions from net investment income	(.717)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 88	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.642	.739	.365
Net realized and unrealized gain (loss)	4.281	(6.128)	(4.852)
Total from investment operations	4.923	(5.389)	(4.487)
Distributions from net investment income	(.608)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.713)	(.971)	(.323)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.560	.226
Net realized and unrealized gain (loss)	4.275	(6.123)	(4.846)
Total from investment operations	4.705	(5.563)	(4.620)
Distributions from net investment income	(.390)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.495)	(.787)	(.190)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 56	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.900	.496
Net realized and unrealized gain (loss)	4.279	(6.114)	(4.840)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.918	.504
Net realized and unrealized gain (loss)	4.281	(6.132)	(4.848)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 11,381,171	$ 331,461	$ (636,404)	$ (304,943)
Fidelity Income Replacement 2018 Fund	5,803,279	114,886	(486,540)	(371,654)
Fidelity Income Replacement 2020 Fund	3,332,659	150,527	(173,007)	(22,480)
Fidelity Income Replacement 2022 Fund	2,820,532	51,201	(308,538)	(257,337)
Fidelity Income Replacement 2024 Fund	1,607,905	44,711	(117,199)	(72,488)
Fidelity Income Replacement 2026 Fund	1,065,515	18,393	(91,209)	(72,816)
Fidelity Income Replacement 2028 Fund	6,587,668	156,101	(587,502)	(431,401)
Fidelity Income Replacement 2030 Fund	2,044,367	27,316	(110,597)	(83,281)
Fidelity Income Replacement 2032 Fund	1,571,277	146,150	(164)	145,986
Fidelity Income Replacement 2034 Fund	1,819,473	128,446	(93,490)	34,956
Fidelity Income Replacement 2036 Fund	1,266,211	27,326	(168,567)	(141,241)
Fidelity Income Replacement 2038 Fund	2,308,337	104,040	(164,112)	(60,072)
Fidelity Income Replacement 2040 Fund	1,625,586	35,905	(93,246)	(57,341)
Fidelity Income Replacement 2042 Fund	3,543,924	193,387	(202,215)	(8,828)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 4,369	$ (245,395)	$ (304,943)
Fidelity Income Replacement 2018 Fund	2,171	(534,410)	(371,654)
Fidelity Income Replacement 2020 Fund	1,369	(122,224)	(22,480)
Fidelity Income Replacement 2022 Fund	1,103	(545,422)	(257,337)
Fidelity Income Replacement 2024 Fund	739	(76,488)	(72,488)
Fidelity Income Replacement 2026 Fund	406	(240,189)	(72,816)
Fidelity Income Replacement 2028 Fund	2,683	(389,576)	(431,401)
Fidelity Income Replacement 2030 Fund	837	(125,799)	(83,281)
Fidelity Income Replacement 2032 Fund	668	(352,265)	145,986
Fidelity Income Replacement 2034 Fund	915	(62,824)	34,956
Fidelity Income Replacement 2036 Fund	485	(203,731)	(141,241)
Fidelity Income Replacement 2038 Fund	1,076	(11,570)	(60,072)
Fidelity Income Replacement 2040 Fund	784	(153,270)	(57,341)
Fidelity Income Replacement 2042 Fund	1,447	(17,454)	(8,828)

The tax character of distributions paid was as follows:

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 216,155	$ -	$ 216,155
Fidelity Income Replacement 2018 Fund	117,493	-	117,493
Fidelity Income Replacement 2020 Fund	65,924	-	65,924
Fidelity Income Replacement 2022 Fund	76,907	-	76,907
Fidelity Income Replacement 2024 Fund	35,066	-	35,066
Fidelity Income Replacement 2026 Fund	15,476	-	15,476
Fidelity Income Replacement 2028 Fund	148,030	-	148,030
Fidelity Income Replacement 2030 Fund	16,070	-	16,070

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 20,828	$ -	$ 20,828
Fidelity Income Replacement 2034 Fund	46,782	-	46,782
Fidelity Income Replacement 2036 Fund	23,692	-	23,692
Fidelity Income Replacement 2038 Fund	53,521	-	53,521
Fidelity Income Replacement 2040 Fund	26,066	-	26,066
Fidelity Income Replacement 2042 Fund	65,451	-	65,451
July 31, 2009
Fidelity Income Replacement 2016 Fund	308,124	-	308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357
Fidelity Income Replacement 2034 Fund	42,849	9,356	52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	5,397,041	4,136,310
Fidelity Income Replacement 2018 Fund	1,459,961	1,237,802
Fidelity Income Replacement 2020 Fund	1,614,522	1,157,423
Fidelity Income Replacement 2022 Fund	679,651	1,194,716
Fidelity Income Replacement 2024 Fund	625,673	535,084
Fidelity Income Replacement 2026 Fund	704,743	503,565
Fidelity Income Replacement 2028 Fund	1,031,973	1,853,808
Fidelity Income Replacement 2030 Fund	1,520,144	284,934
Fidelity Income Replacement 2032 Fund	984,950	1,032,779
Fidelity Income Replacement 2034 Fund	420,084	637,005
Fidelity Income Replacement 2036 Fund	291,596	418,492
Fidelity Income Replacement 2038 Fund	1,107,796	505,191
Fidelity Income Replacement 2040 Fund	2,480,202	1,622,026
Fidelity Income Replacement 2042 Fund	2,228,246	564,463

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,155	$ 13
Class T	.25%	.25%	3,186	44
Class C	.75%	.25%	11,955	1,320
			$ 21,296	$ 1,377
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,338	$ -
Class T	.25%	.25%	366	100
Class C	.75%	.25%	1,724	459
			$ 4,428	$ 559
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,554	$ 125
Class T	.25%	.25%	746	8
Class C	.75%	.25%	2,680	401
			$ 4,980	$ 534
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 118	$ 6
Class T	.25%	.25%	472	38
Class C	.75%	.25%	575	354
			$ 1,165	$ 398
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 739	$ 13
Class T	.25%	.25%	334	280
Class C	.75%	.25%	1,584	80
			$ 2,657	$ 373
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 146	$ 84
Class T	.25%	.25%	494	202
Class C	.75%	.25%	1,871	82
			$ 2,511	$ 368
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 884	$ 7
Class T	.25%	.25%	1,650	-
Class C	.75%	.25%	691	195
			$ 3,225	$ 202
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 156	$ 110
Class T	.25%	.25%	302	162
Class C	.75%	.25%	1,871	83
			$ 2,329	$ 355
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 489	$ 12
Class T	.25%	.25%	226	226
Class C	.75%	.25%	385	385
			$ 1,100	$ 623
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 89	$ 85
Class T	.25%	.25%	226	226
Class C	.75%	.25%	348	348
			$ 663	$ 659
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 118	$ 113
Class T	.25%	.25%	1,402	26
Class C	.75%	.25%	1,322	345
			$ 2,842	$ 484

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 232	$ 32
Class T	.25%	.25%	244	244
Class C	.75%	.25%	634	634
			$ 1,110	$ 910
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 138	$ 119
Class T	.25%	.25%	546	82
Class C	.75%	.25%	631	631
			$ 1,315	$ 832
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 156	$ 75
Class T	.25%	.25%	244	244
Class C	.75%	.25%	485	485
			$ 885	$ 804

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 3,945
Class T	30
Class C*	23
$ 3,998
Fidelity Income Replacement 2018 Fund
Class A	$ 906

Fidelity Income Replacement 2020 Fund
Class A	$ 1,737

Fidelity Income Replacement 2022 Fund
Class T	$ 252

Fidelity Income Replacement 2026 Fund
Class T	$ 169

Fidelity Income Replacement 2028 Fund
Class A	$ 560

Fidelity Income Replacement 2030 Fund
Class A	$ 327

Fidelity Income Replacement 2036 Fund
Class T	$ 18

Fidelity Income Replacement 2040 Fund
Class T	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 36
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	11
Fidelity Income Replacement 2022 Fund	10
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	3
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 44,617	$ 64,996
Class T	10,060	13,059
Class C	12,552	23,516
Income Replacement 2016	120,802	120,145
Institutional Class	2,291	4,162
Total	$ 190,322	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,039	$ 25,445
Class T	1,142	2,885
Class C	1,710	5,424
Income Replacement 2018	76,857	104,750
Institutional Class	7,202	9,966
Total	$ 103,950	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,250	$ 13,087
Class T	2,566	3,877
Class C	2,829	5,425
Income Replacement 2020	39,529	39,603
Institutional Class	2,036	3,393
Total	$ 58,210	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 760	$ 5,300
Class T	1,377	3,427
Class C	583	1,690
Income Replacement 2022	52,195	81,861
Institutional Class	2,258	5,969
Total	$ 57,173	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 5,225	$ 9,175
Class T	1,024	1,846
Class C	1,614	3,453
Income Replacement 2024	22,024	17,715
Institutional Class	946	2,023
Total	$ 30,833	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,002	$ 2,472
Class T	1,567	1,680
Class C	1,940	5,839
Income Replacement 2026	8,207	15,238
Institutional Class	937	2,042
Total	$ 13,653	$ 27,271

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 6,274	$ 7,036
Class T	5,032	10,490
Class C	669	1,920
Income Replacement 2028	118,159	159,584
Institutional Class	931	1,935
Total	$ 131,065	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 944	$ 1,826
Class T	802	2,181
Class C	1,647	4,007
Income Replacement 2030	9,950	9,588
Institutional Class	870	2,004
Total	$ 14,213	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,578	$ 5,830
Class T	726	1,577
Class C	409	1,677
Income Replacement 2032	12,987	14,978
Institutional Class	990	1,931
Total	$ 18,690	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 592	$ 2,251
Class T	675	1,418
Class C	337	1,455
Income Replacement 2034	34,804	31,575
Institutional Class	1,910	3,429
Total	$ 38,318	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 811	$ 1,703
Class T	4,274	6,519
Class C	1,320	1,518
Income Replacement 2036	12,138	18,876
Institutional Class	1,200	2,345
Total	$ 19,743	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,542	$ 3,215
Class T	689	1,494
Class C	569	1,148
Income Replacement 2038	40,695	27,005
Institutional Class	942	1,840
Total	$ 44,437	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,022	$ 1,692
Class T	1,586	2,887
Class C	487	1,166
Income Replacement 2040	18,680	14,129
Institutional Class	1,444	1,860
Total	$ 23,219	$ 21,734

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 174	$ 426
Class T	273	857
Class C	112	423
Income Replacement 2040	2,099	3,380
Institutional Class	189	427
Total	$ 2,847	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,305	$ 1,924
Class T	687	1,476
Class C	442	1,133
Income Replacement 2042	54,565	28,129
Institutional Class	944	1,826
Total	$ 57,943	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	10,966	31,711	$ 505,595	$ 1,291,227
Reinvestment of distributions	904	1,989	41,700	80,381
Shares redeemed	(22,378)	(20,490)	(1,033,263)	(845,838)
Net increase (decrease)	(10,508)	13,210	$ (485,968)	$ 525,770
Class T
Shares sold	6,546	1,081	$ 302,409	$ 42,944
Reinvestment of distributions	199	313	9,206	12,671
Shares redeemed	(4,625)	(4,053)	(215,246)	(159,347)
Net increase (decrease)	2,120	(2,659)	$ 96,369	$ (103,732)
Class C
Shares sold	3,920	6,292	$ 176,110	$ 280,020
Reinvestment of distributions	252	723	11,639	29,353
Shares redeemed	(8,175)	(13,580)	(376,188)	(548,602)
Net increase (decrease)	(4,003)	(6,565)	$ (188,439)	$ (239,229)
Income Replacement 2016
Shares sold	78,978	42,278	$ 3,659,239	$ 1,746,937
Reinvestment of distributions	721	1,351	33,372	53,971
Shares redeemed	(40,547)	(37,313)	(1,866,323)	(1,533,670)
Net increase (decrease)	39,152	6,316	$ 1,826,288	$ 267,238
Institutional Class
Shares sold	751	-	$ 34,781	$ -
Reinvestment of distributions	15	66	690	2,681
Shares redeemed	(975)	(1,419)	(44,681)	(56,583)
Net increase (decrease)	(209)	(1,353)	$ (9,210)	$ (53,902)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	6,590	2,936	$ 305,640	$ 139,389
Reinvestment of distributions	248	594	11,354	23,304
Shares redeemed	(1,601)	(7,397)	(73,103)	(281,291)
Net increase (decrease)	5,237	(3,867)	$ 243,891	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	91	968	3,587
Shares redeemed	(1,030)	(1,202)	(46,978)	(46,512)
Net increase (decrease)	(1,009)	(1,111)	$ (46,010)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	26	121	1,209	4,693
Shares redeemed	(373)	(6,175)	(17,000)	(246,736)
Net increase (decrease)	1,280	(4,641)	$ 59,209	$ (176,043)
Income Replacement 2018
Shares sold	11,957	31,145	$ 541,219	$ 1,287,530
Reinvestment of distributions	258	1,066	11,837	41,156
Shares redeemed	(13,199)	(60,855)	(594,109)	(2,414,434)
Net increase (decrease)	(984)	(28,644)	$ (41,053)	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	8	48	361	1,922
Shares redeemed	(100)	(3,355)	(4,500)	(140,821)
Net increase (decrease)	(92)	3,105	$ (4,139)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,988	5,712	$ 223,504	$ 220,301
Reinvestment of distributions	166	235	7,568	9,064
Shares redeemed	(3,855)	(4,744)	(179,660)	(174,944)
Net increase (decrease)	1,299	1,203	$ 51,412	$ 54,421
Class T
Shares sold	1,680	3,129	$ 80,000	$ 117,854
Reinvestment of distributions	67	134	3,033	5,198
Shares redeemed	(2,893)	(3,188)	(131,000)	(116,592)
Net increase (decrease)	(1,146)	75	$ (47,967)	$ 6,460
Class C
Shares sold	1,102	4,926	$ 49,985	$ 220,984
Reinvestment of distributions	67	165	3,032	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	1,169	(617)	$ 53,017	$ 15,068
Income Replacement 2020
Shares sold	20,661	30,891	$ 932,116	$ 1,305,179
Reinvestment of distributions	202	492	9,173	19,005
Shares redeemed	(10,998)	(19,152)	(493,006)	(808,457)
Net increase (decrease)	9,865	12,231	$ 448,283	$ 515,727
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	25	63	1,133	2,457
Shares redeemed	(2,202)	(1,274)	(99,518)	(48,199)
Net increase (decrease)	(1,181)	(1,211)	$ (53,385)	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	77	338	2,949
Shares redeemed	(2,006)	(3,298)	(84,777)	(120,531)
Net increase (decrease)	(1,998)	(3,221)	$ (84,439)	$ (117,582)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	31	130	1,374	4,991
Shares redeemed	(2,115)	(1,511)	(94,162)	(56,298)
Net increase (decrease)	(979)	(1,305)	$ (44,290)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	54	640	2,085
Shares redeemed	(699)	(953)	(31,230)	(35,652)
Net increase (decrease)	(685)	(899)	$ (30,590)	$ (33,567)
Income Replacement 2022
Shares sold	9,043	5,083	$ 391,098	$ 194,196
Reinvestment of distributions	462	834	20,398	32,170
Shares redeemed	(13,142)	(48,851)	(587,330)	(1,860,055)
Net increase (decrease)	(3,637)	(42,934)	$ (175,834)	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	56	166	2,170
Shares redeemed	(3,867)	(1,970)	(173,132)	(72,714)
Net increase (decrease)	(3,863)	(1,914)	$ (172,966)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	108	327	4,833	12,248
Shares redeemed	(1,295)	(4,404)	(57,768)	(158,200)
Net increase (decrease)	(1,187)	829	$ (52,935)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	27	76	1,197	2,834
Shares redeemed	(804)	(456)	(35,887)	(17,393)
Net increase (decrease)	(482)	(380)	$ (21,675)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	19	91	835	3,347
Shares redeemed	(71)	(2,078)	(2,945)	(76,555)
Net increase (decrease)	(52)	(1,407)	$ (2,110)	$ (48,016)
Income Replacement 2024
Shares sold	9,741	13,806	$ 422,106	$ 554,022
Reinvestment of distributions	143	289	6,430	10,721
Shares redeemed	(5,344)	(11,244)	(239,126)	(417,589)
Net increase (decrease)	4,540	2,851	$ 189,410	$ 147,154
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	78	1,064	2,918
Shares redeemed	(580)	(769)	(25,832)	(28,292)
Net increase (decrease)	(556)	(691)	$ (24,768)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	26	107	1,147	4,141
Shares redeemed	(713)	(1,237)	(31,427)	(44,238)
Net increase (decrease)	(687)	(1,130)	$ (30,280)	$ (40,097)
Class T
Shares sold	2,332	-	$ 103,846	$ -
Reinvestment of distributions	39	75	1,739	2,895
Shares redeemed	(1,146)	(766)	(50,896)	(27,732)
Net increase (decrease)	1,225	(691)	$ 54,689	$ (24,837)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	55	305	2,424	11,850
Shares redeemed	(653)	(6,213)	(29,483)	(212,409)
Net increase (decrease)	(598)	(5,908)	$ (27,059)	$ (200,559)
Income Replacement 2026
Shares sold	11,631	2,618	$ 516,873	$ 94,000
Reinvestment of distributions	139	498	6,162	19,354
Shares redeemed	(6,640)	(11,158)	(295,846)	(396,480)
Net increase (decrease)	5,130	(8,042)	$ 227,189	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	84	1,055	3,263
Shares redeemed	(581)	(772)	(25,621)	(27,938)
Net increase (decrease)	(557)	(688)	$ (24,566)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	161	251	7,159	9,345
Shares redeemed	(672)	(2,317)	(29,955)	(82,255)
Net increase (decrease)	1,177	(1,164)	$ 48,520	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	46	188	2,069	6,887
Shares redeemed	(340)	(9,171)	(15,095)	(312,914)
Net increase (decrease)	(294)	(5,390)	$ (13,026)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	379	1,949
Shares redeemed	(965)	(1,185)	(42,703)	(42,907)
Net increase (decrease)	(957)	(1,132)	$ (42,324)	$ (40,958)
Income Replacement 2028
Shares sold	7,291	61,564	$ 328,341	$ 2,501,275
Reinvestment of distributions	860	2,090	38,493	75,928
Shares redeemed	(26,019)	(56,233)	(1,168,445)	(2,070,963)
Net increase (decrease)	(17,868)	7,421	$ (801,611)	$ 506,240
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	68	1,048	2,548
Shares redeemed	(575)	(764)	(25,500)	(27,702)
Net increase (decrease)	(551)	(696)	$ (24,452)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,608	-	$ 70,708	$ -
Reinvestment of distributions	22	73	972	2,794
Shares redeemed	(1,510)	(767)	(65,796)	(27,372)
Net increase (decrease)	120	(694)	$ 5,884	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	14	75	632	2,915
Shares redeemed	(767)	(1,036)	(33,663)	(37,010)
Net increase (decrease)	(753)	(290)	$ (33,031)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	47	182	2,094	6,983
Shares redeemed	(250)	(2,189)	(10,986)	(77,203)
Net increase (decrease)	(203)	(2,007)	$ (8,892)	$ (70,220)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Income Replacement 2030
Shares sold	30,831	5,662	$ 1,381,260	$ 238,867
Reinvestment of distributions	68	237	3,035	9,619
Shares redeemed	(1,995)	(12,457)	(90,075)	(499,906)
Net increase (decrease)	28,904	(6,558)	$ 1,294,220	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	78	982	2,975
Shares redeemed	(578)	(770)	(25,388)	(27,474)
Net increase (decrease)	(556)	(692)	$ (24,406)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	93	286	4,047	11,007
Shares redeemed	(107)	(8,676)	(4,502)	(351,549)
Net increase (decrease)	(14)	(4,093)	$ (455)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	78	838	2,968
Shares redeemed	(575)	(768)	(24,937)	(27,006)
Net increase (decrease)	(556)	(690)	$ (24,099)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	12	91	502	3,391
Shares redeemed	(480)	(2,085)	(20,831)	(67,945)
Net increase (decrease)	(468)	(901)	$ (20,329)	$ (19,554)
Income Replacement 2032
Shares sold	20,546	21,940	$ 869,619	$ 841,705
Reinvestment of distributions	269	449	11,717	17,218
Shares redeemed	(21,297)	(6,141)	(886,611)	(214,625)
Net increase (decrease)	(482)	16,248	$ (5,275)	$ 644,298
Institutional Class
Shares sold	565	-	$ 25,000	$ -
Reinvestment of distributions	25	88	1,078	3,330
Shares redeemed	(582)	(773)	(25,236)	(27,211)
Net increase (decrease)	8	(685)	$ 842	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	89	757	3,391
Shares redeemed	(984)	(1,504)	(41,642)	(53,458)
Net increase (decrease)	(967)	(1,415)	$ (40,885)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	58	892	2,202
Shares redeemed	(569)	(761)	(24,737)	(26,682)
Net increase (decrease)	(549)	(703)	$ (23,845)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	12	46	503	1,781
Shares redeemed	(434)	(1,880)	(18,880)	(67,548)
Net increase (decrease)	(422)	(1,010)	$ (18,377)	$ (31,767)
Income Replacement 2034
Shares sold	5,032	36,056	$ 225,749	$ 1,410,731
Reinvestment of distributions	383	482	16,703	18,396
Shares redeemed	(8,062)	(8,010)	(352,058)	(280,721)
Net increase (decrease)	(2,647)	28,528	$ (109,606)	$ 1,148,406

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	39	111	1,717	4,233
Shares redeemed	(586)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(547)	628	$ (23,346)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	128	-	$ 5,725	$ -
Reinvestment of distributions	23	78	973	2,758
Shares redeemed	(600)	(767)	(25,767)	(26,498)
Net increase (decrease)	(449)	(689)	$ (19,069)	$ (23,740)
Class T
Shares sold	82	437	$ 3,536	$ 16,380
Reinvestment of distributions	54	186	2,334	6,459
Shares redeemed	(756)	(2,221)	(33,710)	(74,730)
Net increase (decrease)	(620)	(1,598)	$ (27,840)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	41	80	1,752	2,800
Shares redeemed	(1,217)	(1,505)	(52,088)	(49,938)
Net increase (decrease)	(197)	885	$ (10,901)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	99	370	4,266	12,836
Shares redeemed	(4,508)	(6,424)	(191,085)	(222,147)
Net increase (decrease)	(2,250)	(5,328)	$ (100,400)	$ (176,811)
Institutional Class
Shares sold	1,348	-	$ 59,043	$ -
Reinvestment of distributions	33	104	1,403	3,664
Shares redeemed	(723)	(959)	(31,039)	(33,160)
Net increase (decrease)	658	(855)	$ 29,407	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	667	2,129	$ 28,000	$ 75,810
Reinvestment of distributions	24	78	996	2,676
Shares redeemed	(2,898)	(1,283)	(123,534)	(43,654)
Net increase (decrease)	(2,207)	924	$ (94,538)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	55	896	1,899
Shares redeemed	(622)	(604)	(26,247)	(20,566)
Net increase (decrease)	(601)	(549)	$ (25,351)	$ (18,667)
Class C
Shares sold	1,458	-	$ 65,000	$ -
Reinvestment of distributions	18	45	774	1,551
Shares redeemed	(823)	(601)	(34,657)	(20,438)
Net increase (decrease)	653	(556)	$ 31,117	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	594	333	25,218	11,339
Shares redeemed	(2,784)	(3,764)	(118,526)	(133,653)
Net increase (decrease)	17,793	5,117	$ 711,200	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	27	65	1,151	2,246
Shares redeemed	(628)	(608)	(26,515)	(20,399)
Net increase (decrease)	(601)	(543)	$ (25,364)	$ (18,153)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	61	909	2,117
Shares redeemed	(697)	(606)	(29,560)	(20,534)
Net increase (decrease)	(676)	(545)	$ (28,651)	$ (18,417)
Class T
Shares sold	766	1,587	$ 32,205	$ 60,003
Reinvestment of distributions	44	109	1,859	3,744
Shares redeemed	(849)	(1,999)	(35,678)	(66,297)
Net increase (decrease)	(39)	(303)	$ (1,614)	$ (2,550)
Class C
Shares sold	1,585	-	$ 67,225	$ -
Reinvestment of distributions	14	46	599	1,589
Shares redeemed	(765)	(601)	(32,264)	(20,340)
Net increase (decrease)	834	(555)	$ 35,560	$ (18,751)
Income Replacement 2040
Shares sold	51,547	5,464	$ 2,203,936	$ 205,995
Reinvestment of distributions	391	293	16,805	10,040
Shares redeemed	(32,503)	(9,085)	(1,366,427)	(305,194)
Net increase (decrease)	19,435	(3,328)	$ 854,314	$ (89,159)
Institutional Class
Shares sold	857	-	$ 35,012	$ -
Reinvestment of distributions	39	66	1,633	2,287
Shares redeemed	(935)	(608)	(39,625)	(20,599)
Net increase (decrease)	(39)	(542)	$ (2,980)	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,685	1,068	$ 72,288	$ 34,898
Reinvestment of distributions	36	68	1,552	2,330
Shares redeemed	(3,326)	(879)	(142,410)	(29,788)
Net increase (decrease)	(1,605)	257	$ (68,570)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	55	808	1,881
Shares redeemed	(621)	(604)	(26,230)	(20,417)
Net increase (decrease)	(602)	(549)	$ (25,422)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	45	562	1,536
Shares redeemed	(615)	(600)	(25,273)	(20,287)
Net increase (decrease)	(602)	(555)	$ (24,711)	$ (18,751)
Income Replacement 2042
Shares sold	45,150	20,430	$ 1,897,966	$ 716,264
Reinvestment of distributions	960	595	40,980	20,217
Shares redeemed	(3,141)	(6,545)	(134,772)	(223,148)
Net increase (decrease)	42,969	14,480	$ 1,804,174	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	65	1,066	2,233
Shares redeemed	(627)	(608)	(26,500)	(20,545)
Net increase (decrease)	(602)	(543)	$ (25,434)	$ (18,312)

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Broad Market Opportunities Fund	16%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each a fund of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-
present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Fund
Income Replacement 2016	8.48%
Income Replacement 2018	7.85%
Income Replacement 2020	7.36%
Income Replacement 2022	7.36%
Income Replacement 2024	6.74%
Income Replacement 2026	6.74%
Income Replacement 2028	6.60%
Income Replacement 2030	6.23%
Income Replacement 2032	6.28%
Income Replacement 2034	6.18%
Income Replacement 2036	6.25%
Income Replacement 2038	5.88%
Income Replacement 2040	4.87%
Income Replacement 2042	5.08%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Retail Class
Income Replacement 2016
August 2009	15%
September 2009	20%
October 2009	21%
November 2009	20%
December 2009 (Ex-Date 12/23/09)	23%
December 2009 (Ex-Date 12/30/09)	23%
January 2010	6%
February 2010	6%
March 2010	6%
April 2010	6%
May 2010	6%
June 2010	6%
July 2010	6%
Retail Class
Income Replacement 2018
August 2009	19%
September 2009	26%
October 2009	26%
November 2009	26%
December 2009 (Ex-Date 12/23/09)	27%
December 2009 (Ex-Date 12/30/09)	27%
January 2010	8%
February 2010	7%
March 2010	7%
April 2010	8%
May 2010	7%
June 2010	8%
July 2010	8%
Retail Class
Income Replacement 2020
August 2009	21%
September 2009	29%
October 2009	30%
November 2009	28%
December 2009 (Ex-Date 12/23/09)	32%
December 2009 (Ex-Date 12/30/09)	31%
January 2010	8%
February 2010	8%
March 2010	8%
April 2010	9%
May 2010	8%
June 2010	8%
July 2010	9%
Retail Class
Income Replacement 2022
August 2009	0%
September 2009 (Ex-Date 9/11/09)	8%
September 2009 (Ex-Date 9/29/09)	32%
October 2009	32%
November 2009	32%
December 2009 (Ex-Date 12/23/09)	33%
December 2009 (Ex-Date 12/30/09)	33%
January 2010	10%
February 2010	10%
March 2010	10%
April 2010	10%
May 2010	10%
June 2010	10%
July 2010	10%
Retail Class
Income Replacement 2024
August 2009	24%
September 2009	34%
October 2009	35%
November 2009	35%
December 2009 (Ex-Date 12/23/09)	38%
December 2009 (Ex-Date 12/30/09)	37%
January 2010	10%
February 2010	10%
March 2010	10%
April 2010	11%
May 2010	10%
June 2010	10%
July 2010	11%
Retail Class
Income Replacement 2026
August 2009	17%
September 2009	32%
October 2009	34%
November 2009	30%
December 2009 (Ex-Date 12/23/09)	39%
December 2009 (Ex-Date 12/30/09)	37%
January 2010	9%
February 2010	13%
March 2010	12%
April 2010	12%
May 2010	12%
June 2010	12%
July 2010	12%
Retail Class
Income Replacement 2028
August 2009	28%
September 2009	38%
October 2009	38%
November 2009	38%
December 2009 (Ex-Date 12/23/09)	39%
December 2009 (Ex-Date 12/30/09)	39%
January 2010	11%
February 2010	11%
March 2010	11%
April 2010	11%
May 2010	11%
June 2010	11%
July 2010	11%
Retail Class
Income Replacement 2030
August 2009	23%
September 2009	34%
October 2009	36%
November 2009	36%
December 2009 (Ex-Date 12/23/09)	43%
December 2009 (Ex-Date 12/30/09)	41%
January 2010	11%
February 2010	14%
March 2010	12%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	15%
Retail Class
Income Replacement 2032
August 2009	28%
September 2009	37%
October 2009	37%
November 2009	37%
December 2009 (Ex-Date 12/23/09)	40%
December 2009 (Ex-Date 12/30/09)	39%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	15%
May 2010	14%
June 2010	14%
July 2010	15%
Retail Class
Income Replacement 2034
August 2009	0%
September 2009 (Ex-Date 9/11/09)	17%
September 2009 (Ex-Date 9/29/09)	42%
October 2009	42%
November 2009	42%
December 2009 (Ex-Date 12/23/09)	43%
December 2009 (Ex-Date 12/30/09)	42%
January 2010	13%
February 2010	13%
March 2010	13%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	13%
Retail Class
Income Replacement 2036
August 2009	0%
September 2009 (Ex-Date 9/11/09)	32%
September 2009 (Ex-Date 9/29/09)	39%
October 2009	40%
November 2009	39%
December 2009 (Ex-Date 12/23/09)	46%
December 2009 (Ex-Date 12/30/09)	45%
January 2010	13%
February 2010	13%
March 2010	13%
April 2010	14%
May 2010	13%
June 2010	13%
July 2010	14%
Retail Class
Income Replacement 2038
August 2009	0%
September 2009 (Ex-Date 9/11/09)	23%
September 2009 (Ex-Date 9/29/09)	45%
October 2009	45%
November 2009	45%
December 2009 (Ex-Date 12/23/09)	46%
December 2009 (Ex-Date 12/30/09)	46%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	14%
May 2010	14%
June 2010	13%
July 2010	14%
Retail Class
Income Replacement 2040
August 2009	28%
September 2009	48%
October 2009	49%
November 2009	49%
December 2009 (Ex-Date 12/23/09)	54%
December 2009 (Ex-Date 12/30/09)	53%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	15%
May 2010	14%
June 2010	14%
July 2010	14%
Retail Class
Income Replacement 2042
August 2009	35%
September 2009	49%
October 2009	49%
November 2009	49%
December 2009 (Ex-Date 12/23/09)	50%
December 2009 (Ex-Date 12/30/09)	50%
January 2010	14%
February 2010	15%
March 2010	15%
April 2010	15%
May 2010	15%
June 2010	15%
July 2010	15%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

RW-UANN-0910
1.848174.102

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Class A, Class T, and Class C

Annual Report

July 31, 2010

Each Class A, Class T, and Class C are
classes of Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent quarterly holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.advisor.fidelity.com.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	3.75%	-1.21%
Class T (incl. 3.50% sales charge)	5.97%	-0.66%
Class C (incl. contingent deferred sales charge)B	8.24%	0.05%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2016 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$18,000
$30,734
$24,124
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.43%	-1.57%
Class T (incl. 3.50% sales charge)	6.64%	-1.02%
Class C (incl. contingent deferred sales charge)B	8.98%	-0.31%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2018 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$17,500
$30,734
$23,868
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	4.87%	-1.99%
Class T (incl. 3.50% sales charge)	7.10%	-1.45%
Class C (incl. contingent deferred sales charge)B	9.43%	-0.74%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2020 Fund – Class A
Barclays Capital U.S. Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$17,000
$30,734
$23,571
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.12%	-2.22%
Class T (incl. 3.50% sales charge)	7.37%	-1.67%
Class C (incl. contingent deferred sales charge)B	9.72%	-0.96%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement
2022 Fund – Class A
Barclays Capital U.S.
Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$17,000
$30,734
$23,414
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.27%	-2.42%
Class T (incl. 3.50% sales charge)	7.53%	-1.87%
Class C (incl. contingent deferred sales charge)B	9.87%	-1.17%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Income Replacement 2024 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$23,275
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.43%	-2.68%
Class T (incl. 3.50% sales charge)	7.68%	-2.14%
Class C (incl. contingent deferred sales charge)B	10.01%	-1.44%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2026 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$ 13,000
2008
2009
2010
$23,092
$20,177

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.53%	-2.84%
Class T (incl. 3.50% sales charge)	7.75%	-2.31%
Class C (incl. contingent deferred sales charge)B	10.13%	-1.60%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2028 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$ 13,000
$22,980
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.64%	-2.98%
Class T (incl. 3.50% sales charge)	7.88%	-2.44%
Class C (incl. contingent deferred sales charge)B	10.26%	-1.74%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2030 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$22,882
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.74%	-3.18%
Class T (incl. 3.50% sales charge)	7.98%	-2.64%
Class C (incl. contingent deferred sales charge)B	10.33%	-1.94%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2032 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$22,746
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.83%	-3.45%
Class T (incl. 3.50% sales charge)	8.09%	-2.91%
Class C (incl. contingent deferred sales charge)B	10.47%	-2.21%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2034 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$22,561
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	5.99%	-3.64%
Class T (incl. 3.50% sales charge)	8.26%	-3.09%
Class C (incl. contingent deferred sales charge)B	10.61%	-2.40%

A From August 30, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Class A on August 30, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2036 Fund – Class A
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$22,435
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.24%	-5.66%
Class T (incl. 3.50% sales charge)	8.49%	-5.03%
Class C (incl. contingent deferred sales charge)B	10.87%	-4.19%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2038 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
$21,507
$19,896
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.47%	-5.65%
Class T (incl. 3.50% sales charge)	8.75%	-5.01%
Class C (incl. contingent deferred sales charge)B	11.13%	-4.18%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2040 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
$21,514
$19,896
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Class A, T, and C

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of each class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Class A (incl. 5.75% sales charge)	6.50%	-5.67%
Class T (incl. 3.50% sales charge)	8.76%	-5.05%
Class C (incl. contingent deferred sales charge)B	11.12%	-4.21%

A From December 31, 2007.

B Class C shares' contingent deferred sales charges included in the past one year and life of fund total return figures are 1% and 0%, respectively.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Class A on December 31, 2007, when the fund started, and the current 5.75% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2042 Fund – Class A
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
$21,503
$19,896
2008
2009
2010

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets saw double-digit gains for the year ending July 31, 2010, despite the return of market volatility and risk aversion during the first half of 2010. An impressive bull run continued through 2009, bolstered by improvement in the economy and credit markets. Early in the new year, however, stocks fell sharply amid concerns about the global economic recovery, fueled by European debt woes and China's efforts to restrain inflation. After this brief dip, markets regained their upward momentum, as government stimulus and significant corporate cost cutting led to encouraging earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, when the Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months. That milestone was short-lived, however, as heightened concern about the European debt crisis sparked an abrupt sell-off in May, leading to the first official correction since the rally began in March 2009. Although the market's malaise continued through June, stocks saw solid gains in July. For the year overall, the Dow rose 17.28%, while the S&P 500®Index was up 13.84%. Elsewhere, the technology-laden Nasdaq Composite® Index returned 14.99%. Small- and mid-cap stocks performed best, as measured by the 18.43% increase of the Russell 2000® Index and the 23.21% gain of the Russell Midcap® Index. Plagued by eurozone debt troubles and a strengthening dollar, developed-markets equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® (Europe, Australasia, Far East) Index - produced more-modest results than their domestic counterparts, rising 6.36%. Elsewhere, fixed-income markets performed well, largely bolstered by a flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gained 8.91% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bellwether Index, posted a 0.17% return. As a result of equity-market volatility and investors' demand for higher-yielding securities, high-yield bonds were among the strongest-performing asset classes during the period, outperforming both equities and safer-haven fixed-income asset classes by a healthy margin.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the 12 months ending July 31, 2010, nearly all of the Funds' Advisor Class shares posted a positive double-digit return. The Funds with longer time horizons and more exposure to equities experienced the strongest absolute gains. Eight of the 15 underlying funds beat their respective benchmark index. The Advisor Income Replacement Funds' underlying investments in equities - which included both domestic and international stock funds - gained approximately 13%, in aggregate, which was roughly in line with the broad U.S. equity market, as measured by the S&P 500®. Most of these gains were generated in the last five months of 2009. Fidelity® Series Small Cap Opportunities Fund posted the best absolute result, buoyed by strong security selection. The Funds' bond asset class - which included a diversified mix of bond funds - produced a return of approximately 13%, far exceeding the Barclays Capital U.S. Aggregate Bond Index, which gained nearly 9% for the same time period. Fidelity Capital & Income Fund was one of the main drivers of the Funds' outperformance in the bond category. This fund invests primarily in high-yield securities, a segment of the bond market that performed solidly during the reporting period. Fidelity Strategic Real Return Fund was another strong contributor to the Funds' performance. With an allocation to real estate related securities and other inflation-sensitive asset classes, which advanced during the period, Strategic Real Return posted a 16% gain. Among short-term investments for the 12-month period, Fidelity Short-Term Bond Fund's roughly 6% return helped the Funds do quite well in this category, easily outpacing the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.17%.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the 12 months ending July 31, 2010, each of the Funds' Institutional Class shares posted a positive double-digit return. The Funds with longer time horizons and more exposure to equities experienced the strongest absolute gains. Eight of the 15 underlying funds beat their respective benchmark index. The Advisor Income Replacement Funds' underlying investments in equities - which included both domestic and international stock funds - gained approximately 13%, in aggregate, which was roughly in line with the broad U.S. equity market, as measured by the S&P 500®. Most of these gains were generated in the last five months of 2009. Fidelity® Series Small Cap Opportunities Fund posted the best absolute result, buoyed by strong security selection. The Funds' bond asset class - which included a diversified mix of bond funds - produced a return of approximately 13%, far exceeding the Barclays Capital U.S. Aggregate Bond Index, which gained nearly 9% for the same time period. Fidelity Capital & Income Fund was one of the main drivers of the Funds' outperformance in the bond category. This fund invests primarily in high-yield securities, a segment of the bond market that performed solidly during the reporting period. Fidelity Strategic Real Return Fund was another strong contributor to the Funds' performance. With an allocation to real estate related securities and other inflation-sensitive asset classes, which advanced during the period, Strategic Real Return posted a 16% gain. Among short-term investments for the 12-month period, Fidelity Short-Term Bond Fund's roughly 6% return helped the Funds do quite well in this category, easily outpacing the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.17%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,034.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,038.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,040.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actualz		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,039.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.30	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.9	3.1
Fidelity Disciplined Equity Fund	3.0	3.2
Fidelity Equity-Income Fund	3.1	3.2
Fidelity Large Cap Core Enhanced Index Fund	4.9	5.1
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series Broad Market Opportunities Fund	4.9	5.1
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	24.5	25.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.1
Fidelity Strategic Income Fund	0.0	0.1
	0.0	0.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.3
Fidelity Strategic Real Return Fund	8.5	8.0
Fidelity Total Bond Fund	25.1	25.0
	41.9	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.6	15.3
Fidelity Short-Term Bond Fund	15.7	15.2
	31.3	30.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Expected
Domestic Equity Funds	22.7%
International Equity Funds	2.0%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	42.6%
Short-Term Funds	32.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 26.8%
	Shares	Value
Domestic Equity Funds - 24.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,503	$ 322,336
Fidelity Disciplined Equity Fund	16,389	336,476
Fidelity Equity-Income Fund	8,741	341,146
Fidelity Large Cap Core Enhanced Index Fund	71,541	542,281
Fidelity Series 100 Index Fund	52,275	408,266
Fidelity Series Broad Market Opportunities Fund	63,943	544,155
Fidelity Series Small Cap Opportunities Fund (a)	25,256	221,242
TOTAL DOMESTIC EQUITY FUNDS		2,715,902
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,590	248,583
TOTAL EQUITY FUNDS (Cost $3,285,123)		2,964,485
Fixed-Income Funds - 41.9%

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Government Income Fund	85,337	923,348
Fidelity Strategic Real Return Fund	105,927	940,633
Fidelity Total Bond Fund	254,133	2,782,762
TOTAL FIXED-INCOME FUNDS (Cost $4,461,431)		4,646,743
Short-Term Funds - 31.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,729,455	$ 1,729,455
Fidelity Short-Term Bond Fund	205,147	1,735,545
TOTAL SHORT-TERM FUNDS (Cost $3,446,417)		3,465,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,192,971)	11,076,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,372)
NET ASSETS - 100%	$ 11,073,856
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $11,192,971) - See accompanying schedule		$ 11,076,228
Cash		11
Receivable for investments sold		90,787
Total assets		11,167,026

Liabilities
Payable for fund shares redeemed	$ 91,523
Distribution fees payable	1,647
Total liabilities		93,170

Net Assets		$ 11,073,856
Net Assets consist of:
Paid in capital		$ 11,682,282
Undistributed net investment income		3,810
Accumulated undistributed net realized gain (loss) on investments		(495,493)
Net unrealized appreciation (depreciation) on investments		(116,743)
Net Assets		$ 11,073,856

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,307,696 ÷ 49,058.3 shares)		$ 47.04

Maximum offering price per share (100/94.25 of $47.04)		$ 49.91
Class T: Net Asset Value and redemption price per share ($637,673 ÷ 13,556.7 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($1,074,710 ÷ 22,850.1 shares)A		$ 47.03

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,945,958 ÷ 147,631.4 shares)		$ 47.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,819 ÷ 2,291.6 shares)		$ 47.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 212,156

Expenses
Distribution fees	$ 21,296
Independent trustees' compensation	36
Total expenses before reductions	21,332
Expense reductions	(36)	21,296
Net investment income (loss)		190,860
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,422)
Capital gain distributions from underlying funds	46,700	(128,722)
Change in net unrealized appreciation (depreciation) on underlying funds		877,831
Net gain (loss)		749,109
Net increase (decrease) in net assets resulting from operations		$ 939,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 190,860	$ 225,948
Net realized gain (loss)	(128,722)	(246,511)
Change in net unrealized appreciation (depreciation)	877,831	(503,116)
Net increase (decrease) in net assets resulting from operations	939,969	(523,679)
Distributions to shareholders from net investment income	(190,322)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(216,155)	(308,124)
Share transactions - net increase (decrease)	1,239,040	396,145
Total increase (decrease) in net assets	1,962,854	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,810 and undistributed net investment income of $3,271, respectively)	$ 11,073,856	$ 9,111,002

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.539	(3.686)	(2.204)
Total from investment operations	4.370	(2.568)	(.971)
Distributions from net investment income	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.540	(3.690)	(2.219)
Total from investment operations	4.256	(2.665)	(1.091)
Distributions from net investment income	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 499	$ 673
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.485	.822	.904
Net realized and unrealized gain (loss)	3.531	(3.689)	(2.227)
Total from investment operations	4.016	(2.867)	(1.323)
Distributions from net investment income	(.476)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.539	(3.692)	(2.217)
Total from investment operations	4.487	(2.461)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.530	(3.686)	(2.231)
Total from investment operations	4.477	(2.451)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 109	$ 184
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.8
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.9	4.0
Fidelity Large Cap Core Enhanced Index Fund	6.2	6.3
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	6.2	6.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	31.0	31.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.2	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.3
	2.2	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.6
Fidelity Strategic Real Return Fund	7.7	7.3
Fidelity Total Bond Fund	22.9	23.0
	38.2	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.7	12.3
Fidelity Short-Term Bond Fund	12.7	12.4
	25.4	24.7
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Six months ago
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 34.2%
	Shares	Value
Domestic Equity Funds - 31.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,359	$ 200,250
Fidelity Disciplined Equity Fund	10,175	208,888
Fidelity Equity-Income Fund	5,424	211,711
Fidelity Large Cap Core Enhanced Index Fund	44,381	336,407
Fidelity Series 100 Index Fund	32,411	253,130
Fidelity Series Broad Market Opportunities Fund	39,659	337,494
Fidelity Series Small Cap Opportunities Fund (a)	15,625	136,879
TOTAL DOMESTIC EQUITY FUNDS		1,684,759
International Equity Funds - 3.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,027	174,411
TOTAL EQUITY FUNDS (Cost $2,198,099)		1,859,170
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	6,674	58,861
Fidelity Strategic Income Fund	5,270	58,758
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,619

	Shares	Value
Investment Grade Fixed-Income Funds - 38.2%
Fidelity Government Income Fund	38,097	$ 412,204
Fidelity Strategic Real Return Fund	47,258	419,649
Fidelity Total Bond Fund	113,441	1,242,178
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,074,031
TOTAL FIXED-INCOME FUNDS (Cost $2,119,184)		2,191,650
Short-Term Funds - 25.4%

Fidelity Institutional Money Market Portfolio Institutional Class	689,070	689,070
Fidelity Short-Term Bond Fund	81,765	691,735
TOTAL SHORT-TERM FUNDS (Cost $1,376,329)		1,380,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,693,612)	5,431,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(397)
NET ASSETS - 100%	$ 5,431,228
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $5,693,612) - See accompanying schedule		$ 5,431,625
Receivable for investments sold		1,137
Total assets		5,432,762

Liabilities
Payable for fund shares redeemed	$ 1,001
Distributions payable	134
Distribution fees payable	399
Total liabilities		1,534

Net Assets		$ 5,431,228
Net Assets consist of:
Paid in capital		$ 6,368,232
Undistributed net investment income		1,816
Accumulated undistributed net realized gain (loss) on investments		(676,833)
Net unrealized appreciation (depreciation) on investments		(261,987)
Net Assets		$ 5,431,228

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,147,385 ÷ 24,703.2 shares)		$ 46.45

Maximum offering price per share (100/94.25 of $46.45)		$ 49.28
Class T: Net Asset Value and redemption price per share ($51,840 ÷ 1,115.2 shares)		$ 46.48

Maximum offering price per share (100/96.50 of $46.48)		$ 48.17

Class C: Net Asset Value and offering price per share ($201,152 ÷ 4,332.5 shares)A		$ 46.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,681,046 ÷ 79,235.3 shares)		$ 46.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($349,805 ÷ 7,528.9 shares)		$ 46.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 108,410

Expenses
Distribution fees	$ 4,428
Independent trustees' compensation	18
Total expenses before reductions	4,446
Expense reductions	(18)	4,428
Net investment income (loss)		103,982
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(91,707)
Capital gain distributions from underlying funds	23,701	(68,006)
Change in net unrealized appreciation (depreciation) on underlying funds		484,491
Net gain (loss)		416,485
Net increase (decrease) in net assets resulting from operations		$ 520,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,982	$ 146,673
Net realized gain (loss)	(68,006)	(534,285)
Change in net unrealized appreciation (depreciation)	484,491	(337,001)
Net increase (decrease) in net assets resulting from operations	520,467	(724,613)
Distributions to shareholders from net investment income	(103,950)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(117,493)	(203,709)
Share transactions - net increase (decrease)	211,898	(1,262,213)
Total increase (decrease) in net assets	614,872	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,816 and undistributed net investment income of $1,783, respectively)	$ 5,431,228	$ 4,816,356

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.763	(4.138)	(2.454)
Total from investment operations	4.599	(3.046)	(1.291)
Distributions from net investment income	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.989	1.075
Net realized and unrealized gain (loss)	3.759	(4.128)	(2.483)
Total from investment operations	4.481	(3.139)	(1.408)
Distributions from net investment income	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 91	$ 154
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495	.786	.836
Net realized and unrealized gain (loss)	3.760	(4.122)	(2.476)
Total from investment operations	4.255	(3.336)	(1.640)
Distributions from net investment income	(.505)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 131	$ 365
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.761	(4.138)	(2.469)
Total from investment operations	4.711	(2.936)	(1.189)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.761	(4.121)	(2.474)
Total from investment operations	4.711	(2.946)	(1.179)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 350	$ 326	$ 214
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.4
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.5	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	7.2	7.2
Fidelity Series Small Cap Opportunities Fund	2.9	2.9
	35.9	36.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.7
	3.0	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.2	6.9
Fidelity Total Bond Fund	21.3	21.6
	35.6	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.3
Fidelity Short-Term Bond Fund	10.7	10.5
	21.3	20.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,427	$ 141,306
Fidelity Disciplined Equity Fund	7,191	147,634
Fidelity Equity-Income Fund	3,833	149,597
Fidelity Large Cap Core Enhanced Index Fund	31,308	237,312
Fidelity Series 100 Index Fund	22,884	178,727
Fidelity Series Broad Market Opportunities Fund	27,975	238,067
Fidelity Series Small Cap Opportunities Fund (a)	11,053	96,823
TOTAL DOMESTIC EQUITY FUNDS		1,189,466
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,758	137,694
TOTAL EQUITY FUNDS (Cost $1,340,943)		1,327,160
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund	5,738	50,611
Fidelity Strategic Income Fund	4,531	50,517
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,128

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,621	$ 233,940
Fidelity Strategic Real Return Fund	26,813	238,101
Fidelity Total Bond Fund	64,411	705,299
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,177,340
TOTAL FIXED-INCOME FUNDS (Cost $1,202,709)		1,278,468
Short-Term Funds - 21.3%

Fidelity Institutional Money Market Portfolio Institutional Class	351,608	351,608
Fidelity Short-Term Bond Fund	41,719	352,943
TOTAL SHORT-TERM FUNDS (Cost $698,193)		704,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,241,845)	3,310,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 3,309,754
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $3,241,845) - See accompanying schedule		$ 3,310,179
Receivable for fund shares sold		85,658
Total assets		3,395,837

Liabilities
Payable for investments purchased	$ 85,658
Distribution fees payable	425
Total liabilities		86,083

Net Assets		$ 3,309,754
Net Assets consist of:
Paid in capital		$ 3,472,724
Undistributed net investment income		1,012
Accumulated undistributed net realized gain (loss) on investments		(232,316)
Net unrealized appreciation (depreciation) on investments		68,334
Net Assets		$ 3,309,754

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($607,271 ÷ 13,175.5 shares)		$ 46.09

Maximum offering price per share (100/94.25 of $46.09)		$ 48.90
Class T: Net Asset Value and redemption price per share ($133,860 ÷ 2,904.1 shares)		$ 46.09

Maximum offering price per share (100/96.50 of $46.09)		$ 47.76

Class C: Net Asset Value and offering price per share ($294,579 ÷ 6,395.2 shares)A		$ 46.06

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,225,101 ÷ 48,273.3 shares)		$ 46.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,943 ÷ 1,061.8 shares)		$ 46.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 63,338

Expenses
Distribution fees	$ 4,980
Independent trustees' compensation	11
Total expenses before reductions	4,991
Expense reductions	(11)	4,980
Net investment income (loss)		58,358
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,991)
Capital gain distributions from underlying funds	13,230	(17,761)
Change in net unrealized appreciation (depreciation) on underlying funds		270,430
Net gain (loss)		252,669
Net increase (decrease) in net assets resulting from operations		$ 311,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,358	$ 65,284
Net realized gain (loss)	(17,761)	(187,832)
Change in net unrealized appreciation (depreciation)	270,430	(83,658)
Net increase (decrease) in net assets resulting from operations	311,027	(206,206)
Distributions to shareholders from net investment income	(58,210)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(65,924)	(87,673)
Share transactions - net increase (decrease)	451,360	545,934
Total increase (decrease) in net assets	696,463	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,012 and undistributed net investment income of $864, respectively)	$ 3,309,754	$ 2,613,291

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.930	(4.465)	(2.692)
Total from investment operations	4.742	(3.438)	(1.607)
Distributions from net investment income	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 607	$ 502	$ 503
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696	.926	.985
Net realized and unrealized gain (loss)	3.928	(4.460)	(2.707)
Total from investment operations	4.624	(3.534)	(1.722)
Distributions from net investment income	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134	$ 171	$ 187
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.736	.755
Net realized and unrealized gain (loss)	3.923	(4.471)	(2.699)
Total from investment operations	4.396	(3.735)	(1.944)
Distributions from net investment income	(.481)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 221	$ 275
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.919	(4.464)	(2.677)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.916	(4.477)	(2.702)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, H	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 95	$ 163
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.7
Fidelity Disciplined Equity Fund	4.9	4.8
Fidelity Equity-Income Fund	4.9	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	7.9	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.1
	39.4	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.1	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.8	6.5
Fidelity Total Bond Fund	20.0	20.4
	33.4	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.2	9.1
Fidelity Short-Term Bond Fund	9.2	9.2
	18.4	18.3
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 44.5%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,002	$ 119,956
Fidelity Disciplined Equity Fund	6,108	125,402
Fidelity Equity-Income Fund	3,257	127,116
Fidelity Large Cap Core Enhanced Index Fund	26,618	201,767
Fidelity Series 100 Index Fund	19,450	151,906
Fidelity Series Broad Market Opportunities Fund	23,787	202,426
Fidelity Series Small Cap Opportunities Fund (a)	9,388	82,241
TOTAL DOMESTIC EQUITY FUNDS		1,010,814
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,488	129,889
TOTAL EQUITY FUNDS (Cost $1,391,033)		1,140,703
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	5,413	47,741
Fidelity Strategic Income Fund	4,274	47,650
TOTAL HIGH YIELD FIXED-INCOME FUNDS		95,391

	Shares	Value
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	15,748	$ 170,397
Fidelity Strategic Real Return Fund	19,539	173,505
Fidelity Total Bond Fund	46,804	512,507
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		856,409
TOTAL FIXED-INCOME FUNDS (Cost $922,430)		951,800
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	234,887	234,887
Fidelity Short-Term Bond Fund	27,873	235,805
TOTAL SHORT-TERM FUNDS (Cost $469,638)		470,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,783,101)	2,563,195
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 2,563,122
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,783,101) - See accompanying schedule	$ 2,563,195

Liabilities
Distribution fees payable	73

Net Assets	$ 2,563,122
Net Assets consist of:
Paid in capital	$ 3,474,750
Undistributed net investment income	816
Accumulated undistributed net realized gain (loss) on investments	(692,538)
Net unrealized appreciation (depreciation) on investments	(219,906)
Net Assets	$ 2,563,122

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,953 ÷ 920.41 shares)	$ 45.58

Maximum offering price per share (100/94.25 of $45.58)	$ 48.36
Class T: Net Asset Value and redemption price per share ($77,108 ÷ 1,692.11 shares)	$ 45.57

Maximum offering price per share (100/96.50 of $45.57)	$ 47.22

Class C: Net Asset Value and offering price per share ($43,944 ÷ 964.21 shares)A	$ 45.58

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,395,022 ÷ 52,566.21 shares)	$ 45.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,095 ÷ 111.82 shares)	$ 45.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 58,213

Expenses
Distribution fees	$ 1,165
Independent trustees' compensation	10
Total expenses before reductions	1,175
Expense reductions	(10)	1,165
Net investment income (loss)		57,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(73,167)
Capital gain distributions from underlying funds	12,963	(60,204)
Change in net unrealized appreciation (depreciation) on underlying funds		328,653
Net gain (loss)		268,449
Net increase (decrease) in net assets resulting from operations		$ 325,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,048	$ 96,713
Net realized gain (loss)	(60,204)	(581,422)
Change in net unrealized appreciation (depreciation)	328,653	(193,067)
Net increase (decrease) in net assets resulting from operations	325,497	(677,776)
Distributions to shareholders from net investment income	(57,173)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(76,907)	(135,206)
Share transactions - net increase (decrease)	(508,119)	(1,903,231)
Total increase (decrease) in net assets	(259,529)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $816 and undistributed net investment income of $941, respectively)	$ 2,563,122	$ 2,822,651

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.980	(4.739)	(2.853)
Total from investment operations	4.795	(3.704)	(1.766)
Distributions from net investment income	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, H	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.702	.933	.982
Net realized and unrealized gain (loss)	3.985	(4.736)	(2.862)
Total from investment operations	4.687	(3.803)	(1.880)
Distributions from net investment income	(.685)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, H	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 112	$ 187
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.477	.737	.760
Net realized and unrealized gain (loss)	3.989	(4.745)	(2.860)
Total from investment operations	4.466	(4.008)	(2.100)
Distributions from net investment income	(.454)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, H	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 69	$ 120
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.978	(4.752)	(2.836)
Total from investment operations	4.903	(3.608)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.995	(4.749)	(2.854)
Total from investment operations	4.913	(3.618)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.86	$ 47.06
Total Return B, H	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets D, G
Expenses before reductions	.00% E	.01%	.00% A, E
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 166	$ 277
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Series 100 Index Fund	6.3	6.1
Fidelity Series Broad Market Opportunities Fund	8.3	8.2
Fidelity Series Small Cap Opportunities Fund	3.4	3.3
	41.6	41.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.9	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.5
Fidelity Strategic Real Return Fund	6.5	6.2
Fidelity Total Bond Fund	19.1	19.4
	31.9	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.3
Fidelity Short-Term Bond Fund	8.2	8.3
	16.4	16.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,055	$ 75,773
Fidelity Disciplined Equity Fund	3,858	79,201
Fidelity Equity-Income Fund	2,057	80,298
Fidelity Large Cap Core Enhanced Index Fund	16,829	127,568
Fidelity Series 100 Index Fund	12,298	96,045
Fidelity Series Broad Market Opportunities Fund	15,040	127,990
Fidelity Series Small Cap Opportunities Fund (a)	5,926	51,914
TOTAL DOMESTIC EQUITY FUNDS		638,789
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,123	90,368
TOTAL EQUITY FUNDS (Cost $800,230)		729,157
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	3,649	32,183
Fidelity Strategic Income Fund	2,881	32,122
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,305

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	8,994	$ 97,312
Fidelity Strategic Real Return Fund	11,161	99,113
Fidelity Total Bond Fund	26,758	293,001
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,426
TOTAL FIXED-INCOME FUNDS (Cost $528,038)		553,731
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	125,973	125,973
Fidelity Short-Term Bond Fund	14,959	126,556
TOTAL SHORT-TERM FUNDS (Cost $250,342)		252,529
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,578,610)	1,535,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	100
NET ASSETS - 100%	$ 1,535,517
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,578,610) - See accompanying schedule		$ 1,535,417
Cash		72
Receivable for investments sold		25,455
Other receivables		239
Total assets		1,561,183

Liabilities
Payable for fund shares redeemed	$ 25,453
Distribution fees payable	213
Total liabilities		25,666

Net Assets		$ 1,535,517
Net Assets consist of:
Paid in capital		$ 1,730,826
Undistributed net investment income		438
Accumulated undistributed net realized gain (loss) on investments		(152,554)
Net unrealized appreciation (depreciation) on investments		(43,193)
Net Assets		$ 1,535,517

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,429 ÷ 5,734.6 shares)		$ 45.41

Maximum offering price per share (100/94.25 of $45.41)		$ 48.18
Class T: Net Asset Value and redemption price per share ($53,672 ÷ 1,181.6 shares)		$ 45.42

Maximum offering price per share (100/96.50 of $45.42)		$ 47.07

Class C: Net Asset Value and offering price per share ($159,016 ÷ 3,503.8 shares)A		$ 45.38

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,025,732 ÷ 22,583.0 shares)		$ 45.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,668 ÷ 807.3 shares)		$ 45.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 33,529

Expenses
Distribution fees	$ 2,657
Independent trustees' compensation	5
Total expenses before reductions	2,662
Expense reductions	(5)	2,657
Net investment income (loss)		30,872
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,461)
Capital gain distributions from underlying funds	7,097	(37,364)
Change in net unrealized appreciation (depreciation) on underlying funds		180,425
Net gain (loss)		143,061
Net increase (decrease) in net assets resulting from operations		$ 173,933

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,872	$ 34,036
Net realized gain (loss)	(37,364)	(94,769)
Change in net unrealized appreciation (depreciation)	180,425	(134,829)
Net increase (decrease) in net assets resulting from operations	173,933	(195,562)
Distributions to shareholders from net investment income	(30,833)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(35,066)	(49,967)
Share transactions - net increase (decrease)	87,922	128,867
Total increase (decrease) in net assets	226,789	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $438 and undistributed net investment income of $399, respectively)	$ 1,535,517	$ 1,308,728

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.020	(5.004)	(2.884)
Total from investment operations	4.831	(3.990)	(1.821)
Distributions from net investment income	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 287	$ 286
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.701	.919	.966
Net realized and unrealized gain (loss)	4.025	(5.010)	(2.903)
Total from investment operations	4.726	(4.091)	(1.937)
Distributions from net investment income	(.676)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, H	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 69	$ 96
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.726	.728
Net realized and unrealized gain (loss)	4.020	(5.005)	(2.903)
Total from investment operations	4.496	(4.279)	(2.175)
Distributions from net investment income	(.456)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159	$ 147	$ 233
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.020	(5.011)	(2.868)
Total from investment operations	4.944	(3.893)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 749	$ 714
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.032	(5.022)	(2.896)
Total from investment operations	4.954	(3.903)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.98
Total Return B, H	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 97
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.4	5.3
Fidelity Equity-Income Fund	5.4	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	8.7	8.5
Fidelity Series Small Cap Opportunities Fund	3.5	3.4
	43.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.2	6.0
Fidelity Total Bond Fund	18.3	18.7
	30.5	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.5
Fidelity Short-Term Bond Fund	7.6	7.7
	15.1	15.2
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,393	$ 50,856
Fidelity Disciplined Equity Fund	2,590	53,172
Fidelity Equity-Income Fund	1,381	53,895
Fidelity Large Cap Core Enhanced Index Fund	11,284	85,534
Fidelity Series 100 Index Fund	8,242	64,369
Fidelity Series Broad Market Opportunities Fund	10,083	85,808
Fidelity Series Small Cap Opportunities Fund (a)	3,979	34,858
TOTAL DOMESTIC EQUITY FUNDS		428,492
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,292	66,323
TOTAL EQUITY FUNDS (Cost $555,438)		494,815
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	2,564	22,611
Fidelity Strategic Income Fund	2,024	22,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,180

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	5,557	$ 60,132
Fidelity Strategic Real Return Fund	6,894	61,223
Fidelity Total Bond Fund	16,552	181,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		302,594
TOTAL FIXED-INCOME FUNDS (Cost $336,450)		347,774
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	74,909	74,909
Fidelity Short-Term Bond Fund	8,889	75,201
TOTAL SHORT-TERM FUNDS (Cost $149,820)		150,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,041,708)	992,699
NET OTHER ASSETS (LIABILITIES) - 0.0%	(201)
NET ASSETS - 100%	$ 992,498
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,041,708) - See accompanying schedule	$ 992,699

Liabilities
Distribution fees payable	201

Net Assets	$ 992,498
Net Assets consist of:
Paid in capital	$ 1,314,034
Undistributed net investment income	259
Accumulated undistributed net realized gain (loss) on investments	(272,786)
Net unrealized appreciation (depreciation) on investments	(49,009)
Net Assets	$ 992,498

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,522 ÷ 990.9 shares)	$ 44.93

Maximum offering price per share (100/94.25 of $44.93)	$ 47.67
Class T: Net Asset Value and redemption price per share ($115,876 ÷ 2,579.4 shares)	$ 44.92

Maximum offering price per share (100/96.50 of $44.92)	$ 46.55

Class C: Net Asset Value and offering price per share ($174,030 ÷ 3,876.5 shares)A	$ 44.89

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($621,696 ÷ 13,838.8 shares)	$ 44.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,374 ÷ 809.7 shares)	$ 44.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,094

Expenses
Distribution fees	$ 2,511
Independent trustees' compensation	3
Total expenses before reductions	2,514
Expense reductions	(3)	2,511
Net investment income (loss)		13,583
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,185)
Capital gain distributions from underlying funds	3,082	(46,103)
Change in net unrealized appreciation (depreciation) on underlying funds		120,286
Net gain (loss)		74,183
Net increase (decrease) in net assets resulting from operations		$ 87,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,583	$ 26,863
Net realized gain (loss)	(46,103)	(215,946)
Change in net unrealized appreciation (depreciation)	120,286	(62,196)
Net increase (decrease) in net assets resulting from operations	87,766	(251,279)
Distributions to shareholders from net investment income	(13,653)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(15,476)	(46,710)
Share transactions - net increase (decrease)	199,973	(573,294)
Total increase (decrease) in net assets	272,263	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $259 and undistributed net investment income of $329, respectively)	$ 992,498	$ 720,235

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.098	(5.184)	(3.105)
Total from investment operations	4.841	(4.142)	(2.029)
Distributions from net investment income	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, H	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 69	$ 131
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.638	.944	.966
Net realized and unrealized gain (loss)	4.092	(5.184)	(3.110)
Total from investment operations	4.730	(4.240)	(2.144)
Distributions from net investment income	(.670)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, H	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 55	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.412	.757	.723
Net realized and unrealized gain (loss)	4.087	(5.183)	(3.090)
Total from investment operations	4.499	(4.426)	(2.367)
Distributions from net investment income	(.449)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 183	$ 485
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.091	(5.190)	(3.079)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 622	$ 357	$ 783
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.092	(5.188)	(3.107)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.5	5.4
Fidelity Equity-Income Fund	5.6	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.7
Fidelity Series 100 Index Fund	6.7	6.5
Fidelity Series Broad Market Opportunities Fund	8.9	8.7
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	44.3	43.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.7	18.3
	29.6	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.9
Fidelity Short-Term Bond Fund	6.9	6.9
	13.7	13.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,605	$ 323,858
Fidelity Disciplined Equity Fund	16,506	338,866
Fidelity Equity-Income Fund	8,800	343,482
Fidelity Large Cap Core Enhanced Index Fund	71,912	545,095
Fidelity Series 100 Index Fund	52,525	410,222
Fidelity Series Broad Market Opportunities Fund	64,262	546,873
Fidelity Series Small Cap Opportunities Fund (a)	25,318	221,786
TOTAL DOMESTIC EQUITY FUNDS		2,730,182
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	15,888	459,813
TOTAL EQUITY FUNDS (Cost $3,566,836)		3,189,995
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	16,956	149,554
Fidelity Strategic Income Fund	13,388	149,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		298,828

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	33,490	$ 362,367
Fidelity Strategic Real Return Fund	41,551	368,970
Fidelity Total Bond Fund	99,744	1,092,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,823,536
TOTAL FIXED-INCOME FUNDS (Cost $2,039,439)		2,122,364
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class	421,136	421,136
Fidelity Short-Term Bond Fund	49,973	422,772
TOTAL SHORT-TERM FUNDS (Cost $839,307)		843,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,445,582)	6,156,267
NET OTHER ASSETS (LIABILITIES) - 0.0%	(246)
NET ASSETS - 100%	$ 6,156,021
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $6,445,582) - See accompanying schedule	$ 6,156,267
Cash	1
Total assets	6,156,268

Liabilities
Distribution fees payable	247

Net Assets	$ 6,156,021
Net Assets consist of:
Paid in capital	$ 7,127,815
Undistributed net investment income	1,839
Accumulated undistributed net realized gain (loss) on investments	(684,318)
Net unrealized appreciation (depreciation) on investments	(289,315)
Net Assets	$ 6,156,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,533 ÷ 7,937.9 shares)	$ 45.17

Maximum offering price per share (100/94.25 of $45.17)	$ 47.93
Class T: Net Asset Value and redemption price per share ($327,901 ÷ 7,260.3 shares)	$ 45.16

Maximum offering price per share (100/96.50 of $45.16)	$ 46.80

Class C: Net Asset Value and offering price per share ($50,774 ÷ 1,123.6 shares)A	$ 45.19

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,382,616 ÷ 119,149.8 shares)	$ 45.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,197 ÷ 801.2 shares)	$ 45.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 134,174

Expenses
Distribution fees	$ 3,225
Independent trustees' compensation	23
Total expenses before reductions	3,248
Expense reductions	(23)	3,225
Net investment income (loss)		130,949
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(221,612)
Capital gain distributions from underlying funds	28,147	(193,465)
Change in net unrealized appreciation (depreciation) on underlying funds		828,403
Net gain (loss)		634,938
Net increase (decrease) in net assets resulting from operations		$ 765,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,949	$ 179,764
Net realized gain (loss)	(193,465)	(402,726)
Change in net unrealized appreciation (depreciation)	828,403	(709,389)
Net increase (decrease) in net assets resulting from operations	765,887	(932,351)
Distributions to shareholders from net investment income	(131,065)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(148,030)	(239,866)
Share transactions - net increase (decrease)	(832,893)	252,701
Total increase (decrease) in net assets	(215,036)	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $1,839 and undistributed net investment income of $1,955, respectively)	$ 6,156,021	$ 6,371,057

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.789	1.000	.966
Net realized and unrealized gain (loss)	4.116	(5.341)	(3.085)
Total from investment operations	4.905	(4.341)	(2.119)
Distributions from net investment income	(.785)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 278	$ 371
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.905	.847
Net realized and unrealized gain (loss)	4.107	(5.340)	(3.079)
Total from investment operations	4.785	(4.435)	(2.232)
Distributions from net investment income	(.675)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 311	$ 606
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.711	.639
Net realized and unrealized gain (loss)	4.117	(5.333)	(3.104)
Total from investment operations	4.571	(4.622)	(2.465)
Distributions from net investment income	(.431)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 86	$ 150
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.115	(5.330)	(3.072)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.116	(5.340)	(3.106)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.7	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	8.9
Fidelity Series 100 Index Fund	6.8	6.7
Fidelity Series Broad Market Opportunities Fund	9.0	8.9
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	45.2	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.2	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.1	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.1	17.6
	28.5	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.5
Fidelity Short-Term Bond Fund	6.5	6.5
	13.0	13.0
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,051	$ 105,701
Fidelity Disciplined Equity Fund	5,362	110,091
Fidelity Equity-Income Fund	2,853	111,336
Fidelity Large Cap Core Enhanced Index Fund	23,352	177,011
Fidelity Series 100 Index Fund	17,058	133,226
Fidelity Series Broad Market Opportunities Fund	20,856	177,486
Fidelity Series Small Cap Opportunities Fund (a)	8,193	71,772
TOTAL DOMESTIC EQUITY FUNDS		886,623
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,586	161,660
TOTAL EQUITY FUNDS (Cost $1,121,853)		1,048,283
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	5,663	49,944
Fidelity Strategic Income Fund	4,482	49,977
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,921

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	10,275	$ 111,180
Fidelity Strategic Real Return Fund	12,709	112,857
Fidelity Total Bond Fund	30,559	334,626
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		558,663
TOTAL FIXED-INCOME FUNDS (Cost $642,562)		658,584
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	126,890	126,890
Fidelity Short-Term Bond Fund	15,051	127,329
TOTAL SHORT-TERM FUNDS (Cost $252,740)		254,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,017,155)	1,961,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 1,960,899
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,017,155) - See accompanying schedule	$ 1,961,086

Liabilities
Distribution fees payable	187

Net Assets	$ 1,960,899
Net Assets consist of:
Paid in capital	$ 2,169,142
Undistributed net investment income	439
Accumulated undistributed net realized gain (loss) on investments	(152,613)
Net unrealized appreciation (depreciation) on investments	(56,069)
Net Assets	$ 1,960,899

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,034 ÷ 1,474.9 shares)	$ 44.77

Maximum offering price per share (100/94.25 of $44.77)	$ 47.50
Class T: Net Asset Value and redemption price per share ($44,870 ÷ 1,002.0 shares)	$ 44.78

Maximum offering price per share (100/96.50 of $44.78)	$ 46.40

Class C: Net Asset Value and offering price per share ($186,253 ÷ 4,162.2 shares)A	$ 44.75

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($1,627,695 ÷ 36,361.0 shares)	$ 44.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,047 ÷ 805.2 shares)	$ 44.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,801

Expenses
Distribution fees	$ 2,329
Independent trustees' compensation	3
Total expenses before reductions	2,332
Expense reductions	(3)	2,329
Net investment income (loss)		14,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,816)
Capital gain distributions from underlying funds	3,028	212
Change in net unrealized appreciation (depreciation) on underlying funds		65,683
Net gain (loss)		65,895
Net increase (decrease) in net assets resulting from operations		$ 80,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,472	$ 19,222
Net realized gain (loss)	212	(146,987)
Change in net unrealized appreciation (depreciation)	65,683	(39,917)
Net increase (decrease) in net assets resulting from operations	80,367	(167,682)
Distributions to shareholders from net investment income	(14,213)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(16,070)	(32,184)
Share transactions - net increase (decrease)	1,233,775	(373,887)
Total increase (decrease) in net assets	1,298,072	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $439 and undistributed net investment income of $180, respectively)	$ 1,960,899	$ 662,827

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.718	.978	1.034
Net realized and unrealized gain (loss)	4.180	(5.404)	(3.239)
Total from investment operations	4.898	(4.426)	(2.205)
Distributions from net investment income	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 55	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.881	.920
Net realized and unrealized gain (loss)	4.182	(5.402)	(3.234)
Total from investment operations	4.785	(4.521)	(2.314)
Distributions from net investment income	(.590)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 71	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.385	.693	.682
Net realized and unrealized gain (loss)	4.185	(5.400)	(3.227)
Total from investment operations	4.570	(4.707)	(2.545)
Distributions from net investment income	(.385)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 178	$ 297
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.178	(5.429)	(3.209)
Total from investment operations	4.999	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 303	$ 653
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.184	(5.402)	(3.241)
Total from investment operations	5.009	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 55	$ 96
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.8	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.1
Fidelity Series 100 Index Fund	6.9	6.8
Fidelity Series Broad Market Opportunities Fund	9.2	9.1
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	46.0	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.3
	27.9	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.8
Fidelity Short-Term Bond Fund	5.8	5.8
	11.6	11.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	46.1%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 55.1%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,265	$ 93,913
Fidelity Disciplined Equity Fund	4,778	98,087
Fidelity Equity-Income Fund	2,547	99,408
Fidelity Large Cap Core Enhanced Index Fund	20,824	157,844
Fidelity Series 100 Index Fund	15,220	118,868
Fidelity Series Broad Market Opportunities Fund	18,608	158,353
Fidelity Series Small Cap Opportunities Fund (a)	7,338	64,281
TOTAL DOMESTIC EQUITY FUNDS		790,754
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	5,377	155,608
TOTAL EQUITY FUNDS (Cost $840,787)		946,362
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,199	45,859
Fidelity Strategic Income Fund	4,106	45,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,642

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	8,802	$ 95,233
Fidelity Strategic Real Return Fund	10,919	96,964
Fidelity Total Bond Fund	26,225	287,161
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		479,358
TOTAL FIXED-INCOME FUNDS (Cost $532,729)		571,000
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	99,765	99,765
Fidelity Short-Term Bond Fund	11,836	100,136
TOTAL SHORT-TERM FUNDS (Cost $197,286)		199,901
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,570,802)	1,717,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81)
NET ASSETS - 100%	$ 1,717,182
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,570,802) - See accompanying schedule	$ 1,717,263

Liabilities
Distribution fees payable	81

Net Assets	$ 1,717,182
Net Assets consist of:
Paid in capital	$ 1,928,720
Undistributed net investment income	493
Accumulated undistributed net realized gain (loss) on investments	(358,492)
Net unrealized appreciation (depreciation) on investments	146,461
Net Assets	$ 1,717,182

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,453 ÷ 4,536.6 shares)	$ 44.19

Maximum offering price per share (100/94.25 of $44.19)	$ 46.89
Class T: Net Asset Value and redemption price per share ($35,304 ÷ 798.7 shares)	$ 44.20

Maximum offering price per share (100/96.50 of $44.20)	$ 45.80

Class C: Net Asset Value and offering price per share ($29,401 ÷ 664.9 shares)A	$ 44.22

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,391,216 ÷ 31,480.3 shares)	$ 44.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,808 ÷ 1,376.0 shares)	$ 44.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 19,788

Expenses
Distribution fees	$ 1,100
Independent trustees' compensation	4
Total expenses before reductions	1,104
Expense reductions	(4)	1,100
Net investment income (loss)		18,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(150,883)
Capital gain distributions from underlying funds	3,642	(147,241)
Change in net unrealized appreciation (depreciation) on underlying funds		292,353
Net gain (loss)		145,112
Net increase (decrease) in net assets resulting from operations		$ 163,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,688	$ 26,121
Net realized gain (loss)	(147,241)	(200,914)
Change in net unrealized appreciation (depreciation)	292,353	(11,017)
Net increase (decrease) in net assets resulting from operations	163,800	(185,810)
Distributions to shareholders from net investment income	(18,690)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(20,828)	(45,357)
Share transactions - net increase (decrease)	(49,316)	436,283
Total increase (decrease) in net assets	93,656	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $493 and undistributed net investment income of $494, respectively)	$ 1,717,182	$ 1,623,526

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727	.930	1.019
Net realized and unrealized gain (loss)	4.154	(5.570)	(3.322)
Total from investment operations	4.881	(4.640)	(2.303)
Distributions from net investment income	(.796)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 183	$ 402
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.620	.821	.918
Net realized and unrealized gain (loss)	4.147	(5.548)	(3.339)
Total from investment operations	4.767	(4.727)	(2.421)
Distributions from net investment income	(.682)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.624	.690
Net realized and unrealized gain (loss)	4.143	(5.532)	(3.342)
Total from investment operations	4.546	(4.908)	(2.652)
Distributions from net investment income	(.451)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 46	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.147	(5.557)	(3.310)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.145	(5.552)	(3.335)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 55	$ 96
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.9	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.2
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	46.9	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.9	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.4	16.8
	27.3	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.3	10.4
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,884	$ 103,187
Fidelity Disciplined Equity Fund	5,247	107,721
Fidelity Equity-Income Fund	2,798	109,188
Fidelity Large Cap Core Enhanced Index Fund	22,895	173,542
Fidelity Series 100 Index Fund	16,717	130,558
Fidelity Series Broad Market Opportunities Fund	20,459	174,107
Fidelity Series Small Cap Opportunities Fund (a)	8,074	70,727
TOTAL DOMESTIC EQUITY FUNDS		869,030
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,343	183,556
TOTAL EQUITY FUNDS (Cost $1,029,994)		1,052,586
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	5,893	51,979
Fidelity Strategic Income Fund	4,653	51,882
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,861

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	9,315	$ 100,787
Fidelity Strategic Real Return Fund	11,557	102,623
Fidelity Total Bond Fund	27,743	303,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		507,198
TOTAL FIXED-INCOME FUNDS (Cost $560,166)		611,059
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,207	95,207
Fidelity Short-Term Bond Fund	11,297	95,577
TOTAL SHORT-TERM FUNDS (Cost $188,086)		190,784
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,778,246)	1,854,429
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 1,854,388
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,778,246) - See accompanying schedule	$ 1,854,429

Liabilities
Distribution fees payable	41

Net Assets	$ 1,854,388
Net Assets consist of:
Paid in capital	$ 1,914,020
Undistributed net investment income	518
Accumulated undistributed net realized gain (loss) on investments	(136,333)
Net unrealized appreciation (depreciation) on investments	76,183
Net Assets	$ 1,854,388

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,543 ÷ 599.6 shares)	$ 44.27

Maximum offering price per share (100/94.25 of $44.27)	$ 46.97
Class T: Net Asset Value and redemption price per share ($35,016 ÷ 790.9 shares)	$ 44.27

Maximum offering price per share (100/96.50 of $44.27)	$ 45.88

Class C: Net Asset Value and offering price per share ($26,649 ÷ 601.6 shares)A	$ 44.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,671,720 ÷ 37,774.5 shares)	$ 44.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,460 ÷ 2,134.3 shares)	$ 44.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 38,948

Expenses
Distribution fees	$ 663
Independent trustees' compensation	7
Total expenses before reductions	670
Expense reductions	(7)	663
Net investment income (loss)		38,285
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,872)
Capital gain distributions from underlying funds	7,740	(69,132)
Change in net unrealized appreciation (depreciation) on underlying funds		253,583
Net gain (loss)		184,451
Net increase (decrease) in net assets resulting from operations		$ 222,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,285	$ 40,311
Net realized gain (loss)	(69,132)	(55,031)
Change in net unrealized appreciation (depreciation)	253,583	(101,047)
Net increase (decrease) in net assets resulting from operations	222,736	(115,767)
Distributions to shareholders from net investment income	(38,318)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(46,782)	(52,205)
Share transactions - net increase (decrease)	(216,059)	1,087,959
Total increase (decrease) in net assets	(40,105)	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $518 and undistributed net investment income of $550, respectively)	$ 1,854,388	$ 1,894,493

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.753	.923	.994
Net realized and unrealized gain (loss)	4.174	(5.753)	(3.438)
Total from investment operations	4.927	(4.830)	(2.444)
Distributions from net investment income	(.758)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 63	$ 138
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	.828	.875
Net realized and unrealized gain (loss)	4.175	(5.757)	(3.431)
Total from investment operations	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.631	.658
Net realized and unrealized gain (loss)	4.185	(5.740)	(3.448)
Total from investment operations	4.611	(5.109)	(2.790)
Distributions from net investment income	(.422)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.611)	(.981)	(.820)
Net asset value, end of period	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 41	$ 94
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.862	.988	1.090
Net realized and unrealized gain (loss)	4.183	(5.729)	(3.425)
Total from investment operations	5.045	(4.741)	(2.335)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.185	(5.753)	(3.439)
Total from investment operations	5.045	(4.751)	(2.325)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 108	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.4
Fidelity Series 100 Index Fund	7.2	7.1
Fidelity Series Broad Market Opportunities Fund	9.6	9.5
Fidelity Series Small Cap Opportunities Fund	3.9	3.8
	47.8	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.8	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.9	3.1
	5.9	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	16.6
	26.7	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	4.2
Fidelity Short-Term Bond Fund	4.4	4.3
	8.8	8.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,269	$ 63,988
Fidelity Disciplined Equity Fund	3,254	66,801
Fidelity Equity-Income Fund	1,734	67,678
Fidelity Large Cap Core Enhanced Index Fund	14,169	107,401
Fidelity Series 100 Index Fund	10,354	80,866
Fidelity Series Broad Market Opportunities Fund	12,661	107,741
Fidelity Series Small Cap Opportunities Fund (a)	4,986	43,678
TOTAL DOMESTIC EQUITY FUNDS		538,153
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,206	121,729
TOTAL EQUITY FUNDS (Cost $794,004)		659,882
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,753	33,106
Fidelity Strategic Income Fund	2,965	33,055
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,161

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	5,516	$ 59,688
Fidelity Strategic Real Return Fund	6,840	60,741
Fidelity Total Bond Fund	16,417	179,766
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,195
TOTAL FIXED-INCOME FUNDS (Cost $352,819)		366,356
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,274	49,274
Fidelity Short-Term Bond Fund	5,846	49,458
TOTAL SHORT-TERM FUNDS (Cost $98,564)		98,732
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,245,387)	1,124,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,124,834
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,245,387) - See accompanying schedule		$ 1,124,970
Cash		74
Receivable for fund shares sold		59,160
Total assets		1,184,204

Liabilities
Payable for investments purchased	$ 59,155
Distribution fees payable	215
Total liabilities		59,370

Net Assets		$ 1,124,834
Net Assets consist of:
Paid in capital		$ 1,486,582
Undistributed net investment income		253
Accumulated undistributed net realized gain (loss) on investments		(241,584)
Net unrealized appreciation (depreciation) on investments		(120,417)
Net Assets		$ 1,124,834

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,693 ÷ 907.6 shares)		$ 43.73

Maximum offering price per share (100/94.25 of $43.73)		$ 46.40
Class T: Net Asset Value and redemption price per share ($264,984 ÷ 6,061.5 shares)		$ 43.72

Maximum offering price per share (100/96.50 of $43.72)		$ 45.31

Class C: Net Asset Value and offering price per share ($118,916 ÷ 2,718.8 shares)A		$ 43.74

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($598,142 ÷ 13,678.6 shares)		$ 43.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($103,099 ÷ 2,357.8 shares)		$ 43.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 22,552

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	4
Total expenses before reductions	2,846
Expense reductions	(4)	2,842
Net investment income (loss)		19,710
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,376)
Capital gain distributions from underlying funds	4,764	(40,612)
Change in net unrealized appreciation (depreciation) on underlying funds		163,539
Net gain (loss)		122,927
Net increase (decrease) in net assets resulting from operations		$ 142,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,710	$ 30,642
Net realized gain (loss)	(40,612)	(149,761)
Change in net unrealized appreciation (depreciation)	163,539	(138,543)
Net increase (decrease) in net assets resulting from operations	142,637	(257,662)
Distributions to shareholders from net investment income	(19,743)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(23,692)	(49,381)
Share transactions - net increase (decrease)	(128,803)	(236,442)
Total increase (decrease) in net assets	(9,858)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $253 and undistributed net investment income of $286, respectively)	$ 1,124,834	$ 1,134,692

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.748	.937	.951
Net realized and unrealized gain (loss)	4.178	(6.127)	(3.464)
Total from investment operations	4.926	(5.190)	(2.513)
Distributions from net investment income	(.752)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 95
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.844	.823
Net realized and unrealized gain (loss)	4.183	(6.122)	(3.449)
Total from investment operations	4.822	(5.278)	(2.626)
Distributions from net investment income	(.648)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 265	$ 384
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.655	.609
Net realized and unrealized gain (loss)	4.179	(6.114)	(3.465)
Total from investment operations	4.603	(5.459)	(2.856)
Distributions from net investment income	(.429)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 116	$ 94
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.183	(6.126)	(3.445)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598	$ 632	$ 986
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.186	(6.123)	(3.466)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 67	$ 119
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.7
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	49.0	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.9	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.3
	6.2	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.8	16.4
	26.5	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.2	2.9
Fidelity Short-Term Bond Fund	3.2	3.0
	6.4	5.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 60.9%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,739	$ 130,994
Fidelity Disciplined Equity Fund	6,660	136,730
Fidelity Equity-Income Fund	3,552	138,626
Fidelity Large Cap Core Enhanced Index Fund	29,038	220,110
Fidelity Series 100 Index Fund	21,233	165,833
Fidelity Series Broad Market Opportunities Fund	25,950	220,837
Fidelity Series Small Cap Opportunities Fund (a)	10,227	89,591
TOTAL DOMESTIC EQUITY FUNDS		1,102,721
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,215	266,693
TOTAL EQUITY FUNDS (Cost $1,439,800)		1,369,414
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	7,943	70,056
Fidelity Strategic Income Fund	6,271	69,923
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,979

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,915	$ 118,105
Fidelity Strategic Real Return Fund	13,547	120,295
Fidelity Total Bond Fund	32,494	355,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		594,210
TOTAL FIXED-INCOME FUNDS (Cost $696,511)		734,189
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Institutional Class	72,189	72,189
Fidelity Short-Term Bond Fund	8,567	72,473
TOTAL SHORT-TERM FUNDS (Cost $143,278)		144,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,279,589)	2,248,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57)
NET ASSETS - 100%	$ 2,248,208
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $2,279,589) - See accompanying schedule		$ 2,248,265
Cash		39
Receivable for investments sold		44,139
Total assets		2,292,443

Liabilities
Payable for fund shares redeemed	$ 44,136
Distribution fees payable	99
Total liabilities		44,235

Net Assets		$ 2,248,208
Net Assets consist of:
Paid in capital		$ 2,352,280
Undistributed net investment income		618
Accumulated undistributed net realized gain (loss) on investments		(73,366)
Net unrealized appreciation (depreciation) on investments		(31,324)
Net Assets		$ 2,248,208

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,579 ÷ 734.2 shares)		$ 43.01

Maximum offering price per share (100/94.25 of $43.01)		$ 45.63
Class T: Net Asset Value and redemption price per share ($37,172 ÷ 864.3 shares)		$ 43.01

Maximum offering price per share (100/96.50 of $43.01)		$ 44.57

Class C: Net Asset Value and offering price per share ($90,527 ÷ 2,106.2 shares)A		$ 42.98

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,051,263 ÷ 47,699.0 shares)		$ 43.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.9 shares)		$ 43.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 45,782

Expenses
Distribution fees	$ 1,110
Independent trustees' compensation	8
Total expenses before reductions	1,118
Expense reductions	(8)	1,110
Net investment income (loss)		44,672
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,648)
Capital gain distributions from underlying funds	9,355	(45,293)
Change in net unrealized appreciation (depreciation) on underlying funds		254,403
Net gain (loss)		209,110
Net increase (decrease) in net assets resulting from operations		$ 253,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,672	$ 34,610
Net realized gain (loss)	(45,293)	(9,486)
Change in net unrealized appreciation (depreciation)	254,403	(188,389)
Net increase (decrease) in net assets resulting from operations	253,782	(163,265)
Distributions to shareholders from net investment income	(44,437)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(53,521)	(42,144)
Share transactions - net increase (decrease)	597,064	169,425
Total increase (decrease) in net assets	797,325	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $618 and undistributed net investment income of $383, respectively)	$ 2,248,208	$ 1,450,883

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.744	.856	.442
Net realized and unrealized gain (loss)	4.191	(6.093)	(4.811)
Total from investment operations	4.935	(5.237)	(4.369)
Distributions from net investment income	(.710)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 115	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.636	.791	.373
Net realized and unrealized gain (loss)	4.191	(6.111)	(4.809)
Total from investment operations	4.827	(5.320)	(4.436)
Distributions from net investment income	(.612)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.777)	(.980)	(.304)
Net asset value, end of period	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.611	.233
Net realized and unrealized gain (loss)	4.192	(6.107)	(4.812)
Total from investment operations	4.616	(5.496)	(4.579)
Distributions from net investment income	(.421)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.586)	(.794)	(.181)
Net asset value, end of period	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.849	.965	.502
Net realized and unrealized gain (loss)	4.187	(6.112)	(4.795)
Total from investment operations	5.036	(5.147)	(4.293)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.848	.974	.511
Net realized and unrealized gain (loss)	4.188	(6.111)	(4.814)
Total from investment operations	5.036	(5.137)	(4.303)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 58	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.2	6.2
Fidelity Equity-Income Fund	6.3	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.0
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	10.1	10.0
Fidelity Series Small Cap Opportunities Fund	4.1	4.0
	50.3	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.3	3.4
	6.6	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.4
	26.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	1.9
Fidelity Short-Term Bond Fund	2.1	2.0
	4.1	3.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,251	$ 93,696
Fidelity Disciplined Equity Fund	4,774	98,014
Fidelity Equity-Income Fund	2,545	99,345
Fidelity Large Cap Core Enhanced Index Fund	20,788	157,574
Fidelity Series 100 Index Fund	15,189	118,629
Fidelity Series Broad Market Opportunities Fund	18,576	158,083
Fidelity Series Small Cap Opportunities Fund (a)	7,330	64,213
TOTAL DOMESTIC EQUITY FUNDS		789,554
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,918	200,200
TOTAL EQUITY FUNDS (Cost $963,853)		989,754
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	5,862	51,705
Fidelity Strategic Income Fund	4,629	51,610
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,315

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	7,540	$ 81,587
Fidelity Strategic Real Return Fund	9,355	83,068
Fidelity Total Bond Fund	22,444	245,764
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		410,419
TOTAL FIXED-INCOME FUNDS (Cost $493,010)		513,734
Short-Term Funds - 4.1%

Fidelity Institutional Money Market Portfolio Institutional Class	32,316	32,316
Fidelity Short-Term Bond Fund	3,835	32,441
TOTAL SHORT-TERM FUNDS (Cost $64,392)		64,757
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,521,255)	1,568,245
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96)
NET ASSETS - 100%	$ 1,568,149
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,521,255) - See accompanying schedule		$ 1,568,245
Cash		39
Receivable for fund shares sold		267
Total assets		1,568,551

Liabilities
Payable for investments purchased	$ 266
Distribution fees payable	136
Total liabilities		402

Net Assets		$ 1,568,149
Net Assets consist of:
Paid in capital		$ 1,788,734
Undistributed net investment income		385
Accumulated undistributed net realized gain (loss) on investments		(267,960)
Net unrealized appreciation (depreciation) on investments		46,990
Net Assets		$ 1,568,149

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,317 ÷ 797.3 shares)		$ 43.04

Maximum offering price per share (100/94.25 of $43.04)		$ 45.67
Class T: Net Asset Value and redemption price per share ($111,360 ÷ 2,587.0 shares)		$ 43.05

Maximum offering price per share (100/96.50 of $43.05)		$ 44.61

Class C: Net Asset Value and offering price per share ($98,557 ÷ 2,289.6 shares)A		$ 43.05

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,261,969 ÷ 29,320.8 shares)		$ 43.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,946 ÷ 1,439.2 shares)		$ 43.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 24,691

Expenses
Distribution fees	$ 1,315
Independent trustees' compensation	4
Total expenses before reductions	1,319
Expense reductions	(4)	1,315
Net investment income (loss)		23,376
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(131,549)
Capital gain distributions from underlying funds	4,201	(127,348)
Change in net unrealized appreciation (depreciation) on underlying funds		184,622
Net gain (loss)		57,274
Net increase (decrease) in net assets resulting from operations		$ 80,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,376	$ 21,563
Net realized gain (loss)	(127,348)	(132,977)
Change in net unrealized appreciation (depreciation)	184,622	(60,943)
Net increase (decrease) in net assets resulting from operations	80,650	(172,357)
Distributions to shareholders from net investment income	(23,219)	(21,734)
Distributions to shareholders from net realized gain	(2,847)	(5,513)
Total distributions	(26,066)	(27,247)
Share transactions - net increase (decrease)	856,629	(147,189)
Total increase (decrease) in net assets	911,213	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $385 and undistributed net investment income of $228, respectively)	$ 1,568,149	$ 656,936

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.933	.442
Net realized and unrealized gain (loss)	4.298	(6.238)	(4.814)
Total from investment operations	5.020	(5.305)	(4.372)
Distributions from net investment income	(.710)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.616	.836	.371
Net realized and unrealized gain (loss)	4.301	(6.227)	(4.809)
Total from investment operations	4.917	(5.391)	(4.438)
Distributions from net investment income	(.607)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.707)	(.999)	(.332)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.402	.664	.234
Net realized and unrealized gain (loss)	4.305	(6.229)	(4.816)
Total from investment operations	4.707	(5.565)	(4.582)
Distributions from net investment income	(.397)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.497)	(.815)	(.198)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.833	1.015	.504
Net realized and unrealized gain (loss)	4.297	(6.231)	(4.810)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,262	$ 384	$ 598
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.828	1.022	.512
Net realized and unrealized gain (loss)	4.302	(6.238)	(4.818)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Series 100 Index Fund	7.7	7.6
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	4.2	4.0
	51.1	50.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.0	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.6
	6.8	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.3
	26.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	2.9	2.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Six months ago
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 51.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,322	$ 214,679
Fidelity Disciplined Equity Fund	10,914	224,067
Fidelity Equity-Income Fund	5,819	227,114
Fidelity Large Cap Core Enhanced Index Fund	47,598	360,794
Fidelity Series 100 Index Fund	34,779	271,622
Fidelity Series Broad Market Opportunities Fund	42,535	361,969
Fidelity Series Small Cap Opportunities Fund (a)	16,768	146,890
TOTAL DOMESTIC EQUITY FUNDS		1,807,135
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	15,827	458,044
TOTAL EQUITY FUNDS (Cost $2,301,853)		2,265,179
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	13,699	120,822
Fidelity Strategic Income Fund	10,816	120,597
TOTAL HIGH YIELD FIXED-INCOME FUNDS		241,419

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	16,994	$ 183,880
Fidelity Strategic Real Return Fund	21,084	187,227
Fidelity Total Bond Fund	50,552	553,549
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		924,656
TOTAL FIXED-INCOME FUNDS (Cost $1,089,942)		1,166,075
Short-Term Funds - 2.9%

Fidelity Institutional Money Market Portfolio Institutional Class	51,821	51,821
Fidelity Short-Term Bond Fund	6,149	52,021
TOTAL SHORT-TERM FUNDS (Cost $102,884)		103,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,494,679)	3,535,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 3,535,084
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $3,494,679) - See accompanying schedule	$ 3,535,096
Cash	40
Total assets	3,535,136

Liabilities
Distribution fees payable	52

Net Assets	$ 3,535,084
Net Assets consist of:
Paid in capital	$ 3,569,064
Undistributed net investment income	933
Accumulated undistributed net realized gain (loss) on investments	(75,330)
Net unrealized appreciation (depreciation) on investments	40,417
Net Assets	$ 3,535,084

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,862 ÷ 670.6 shares)	$ 43.04

Maximum offering price per share (100/94.25 of $43.04)	$ 45.67
Class T: Net Asset Value and redemption price per share ($37,168 ÷ 863.5 shares)	$ 43.04

Maximum offering price per share (100/96.50 of $43.04)	$ 44.60

Class C: Net Asset Value and offering price per share ($36,682 ÷ 852.1 shares)A	$ 43.05

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($3,394,705 ÷ 78,886.1 shares)	$ 43.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.4 shares)	$ 43.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 59,245

Expenses
Distribution fees	$ 885
Independent trustees' compensation	10
Total expenses before reductions	895
Expense reductions	(10)	885
Net investment income (loss)		58,360
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,359)
Capital gain distributions from underlying funds	10,856	(3,503)
Change in net unrealized appreciation (depreciation) on underlying funds		231,761
Net gain (loss)		228,258
Net increase (decrease) in net assets resulting from operations		$ 286,618

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,360	$ 34,494
Net realized gain (loss)	(3,503)	(57,391)
Change in net unrealized appreciation (depreciation)	231,761	(80,331)
Net increase (decrease) in net assets resulting from operations	286,618	(103,228)
Distributions to shareholders from net investment income	(57,943)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(65,451)	(41,394)
Share transactions - net increase (decrease)	1,660,037	465,174
Total increase (decrease) in net assets	1,881,204	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $933 and undistributed net investment income of $516, respectively)	$ 3,535,084	$ 1,653,880

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.747	.819	.425
Net realized and unrealized gain (loss)	4.285	(6.123)	(4.836)
Total from investment operations	5.032	(5.304)	(4.411)
Distributions from net investment income	(.717)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 88	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.642	.739	.365
Net realized and unrealized gain (loss)	4.281	(6.128)	(4.852)
Total from investment operations	4.923	(5.389)	(4.487)
Distributions from net investment income	(.608)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.713)	(.971)	(.323)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.560	.226
Net realized and unrealized gain (loss)	4.275	(6.123)	(4.846)
Total from investment operations	4.705	(5.563)	(4.620)
Distributions from net investment income	(.390)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.495)	(.787)	(.190)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 56	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.900	.496
Net realized and unrealized gain (loss)	4.279	(6.114)	(4.840)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.918	.504
Net realized and unrealized gain (loss)	4.281	(6.132)	(4.848)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 11,381,171	$ 331,461	$ (636,404)	$ (304,943)
Fidelity Income Replacement 2018 Fund	5,803,279	114,886	(486,540)	(371,654)
Fidelity Income Replacement 2020 Fund	3,332,659	150,527	(173,007)	(22,480)
Fidelity Income Replacement 2022 Fund	2,820,532	51,201	(308,538)	(257,337)
Fidelity Income Replacement 2024 Fund	1,607,905	44,711	(117,199)	(72,488)
Fidelity Income Replacement 2026 Fund	1,065,515	18,393	(91,209)	(72,816)
Fidelity Income Replacement 2028 Fund	6,587,668	156,101	(587,502)	(431,401)
Fidelity Income Replacement 2030 Fund	2,044,367	27,316	(110,597)	(83,281)
Fidelity Income Replacement 2032 Fund	1,571,277	146,150	(164)	145,986
Fidelity Income Replacement 2034 Fund	1,819,473	128,446	(93,490)	34,956
Fidelity Income Replacement 2036 Fund	1,266,211	27,326	(168,567)	(141,241)
Fidelity Income Replacement 2038 Fund	2,308,337	104,040	(164,112)	(60,072)
Fidelity Income Replacement 2040 Fund	1,625,586	35,905	(93,246)	(57,341)
Fidelity Income Replacement 2042 Fund	3,543,924	193,387	(202,215)	(8,828)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 4,369	$ (245,395)	$ (304,943)
Fidelity Income Replacement 2018 Fund	2,171	(534,410)	(371,654)
Fidelity Income Replacement 2020 Fund	1,369	(122,224)	(22,480)
Fidelity Income Replacement 2022 Fund	1,103	(545,422)	(257,337)
Fidelity Income Replacement 2024 Fund	739	(76,488)	(72,488)
Fidelity Income Replacement 2026 Fund	406	(240,189)	(72,816)
Fidelity Income Replacement 2028 Fund	2,683	(389,576)	(431,401)
Fidelity Income Replacement 2030 Fund	837	(125,799)	(83,281)
Fidelity Income Replacement 2032 Fund	668	(352,265)	145,986
Fidelity Income Replacement 2034 Fund	915	(62,824)	34,956
Fidelity Income Replacement 2036 Fund	485	(203,731)	(141,241)
Fidelity Income Replacement 2038 Fund	1,076	(11,570)	(60,072)
Fidelity Income Replacement 2040 Fund	784	(153,270)	(57,341)
Fidelity Income Replacement 2042 Fund	1,447	(17,454)	(8,828)

The tax character of distributions paid was as follows:

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 216,155	$ -	$ 216,155
Fidelity Income Replacement 2018 Fund	117,493	-	117,493
Fidelity Income Replacement 2020 Fund	65,924	-	65,924
Fidelity Income Replacement 2022 Fund	76,907	-	76,907
Fidelity Income Replacement 2024 Fund	35,066	-	35,066
Fidelity Income Replacement 2026 Fund	15,476	-	15,476
Fidelity Income Replacement 2028 Fund	148,030	-	148,030
Fidelity Income Replacement 2030 Fund	16,070	-	16,070

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 20,828	$ -	$ 20,828
Fidelity Income Replacement 2034 Fund	46,782	-	46,782
Fidelity Income Replacement 2036 Fund	23,692	-	23,692
Fidelity Income Replacement 2038 Fund	53,521	-	53,521
Fidelity Income Replacement 2040 Fund	26,066	-	26,066
Fidelity Income Replacement 2042 Fund	65,451	-	65,451
July 31, 2009
Fidelity Income Replacement 2016 Fund	308,124	-	308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357
Fidelity Income Replacement 2034 Fund	42,849	9,356	52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	5,397,041	4,136,310
Fidelity Income Replacement 2018 Fund	1,459,961	1,237,802
Fidelity Income Replacement 2020 Fund	1,614,522	1,157,423
Fidelity Income Replacement 2022 Fund	679,651	1,194,716
Fidelity Income Replacement 2024 Fund	625,673	535,084
Fidelity Income Replacement 2026 Fund	704,743	503,565
Fidelity Income Replacement 2028 Fund	1,031,973	1,853,808
Fidelity Income Replacement 2030 Fund	1,520,144	284,934
Fidelity Income Replacement 2032 Fund	984,950	1,032,779
Fidelity Income Replacement 2034 Fund	420,084	637,005
Fidelity Income Replacement 2036 Fund	291,596	418,492
Fidelity Income Replacement 2038 Fund	1,107,796	505,191
Fidelity Income Replacement 2040 Fund	2,480,202	1,622,026
Fidelity Income Replacement 2042 Fund	2,228,246	564,463

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,155	$ 13
Class T	.25%	.25%	3,186	44
Class C	.75%	.25%	11,955	1,320
			$ 21,296	$ 1,377
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,338	$ -
Class T	.25%	.25%	366	100
Class C	.75%	.25%	1,724	459
			$ 4,428	$ 559
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,554	$ 125
Class T	.25%	.25%	746	8
Class C	.75%	.25%	2,680	401
			$ 4,980	$ 534
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 118	$ 6
Class T	.25%	.25%	472	38
Class C	.75%	.25%	575	354
			$ 1,165	$ 398
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 739	$ 13
Class T	.25%	.25%	334	280
Class C	.75%	.25%	1,584	80
			$ 2,657	$ 373
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 146	$ 84
Class T	.25%	.25%	494	202
Class C	.75%	.25%	1,871	82
			$ 2,511	$ 368
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 884	$ 7
Class T	.25%	.25%	1,650	-
Class C	.75%	.25%	691	195
			$ 3,225	$ 202
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 156	$ 110
Class T	.25%	.25%	302	162
Class C	.75%	.25%	1,871	83
			$ 2,329	$ 355
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 489	$ 12
Class T	.25%	.25%	226	226
Class C	.75%	.25%	385	385
			$ 1,100	$ 623
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 89	$ 85
Class T	.25%	.25%	226	226
Class C	.75%	.25%	348	348
			$ 663	$ 659
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 118	$ 113
Class T	.25%	.25%	1,402	26
Class C	.75%	.25%	1,322	345
			$ 2,842	$ 484

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 232	$ 32
Class T	.25%	.25%	244	244
Class C	.75%	.25%	634	634
			$ 1,110	$ 910
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 138	$ 119
Class T	.25%	.25%	546	82
Class C	.75%	.25%	631	631
			$ 1,315	$ 832
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 156	$ 75
Class T	.25%	.25%	244	244
Class C	.75%	.25%	485	485
			$ 885	$ 804

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 3,945
Class T	30
Class C*	23
$ 3,998
Fidelity Income Replacement 2018 Fund
Class A	$ 906

Fidelity Income Replacement 2020 Fund
Class A	$ 1,737

Fidelity Income Replacement 2022 Fund
Class T	$ 252

Fidelity Income Replacement 2026 Fund
Class T	$ 169

Fidelity Income Replacement 2028 Fund
Class A	$ 560

Fidelity Income Replacement 2030 Fund
Class A	$ 327

Fidelity Income Replacement 2036 Fund
Class T	$ 18

Fidelity Income Replacement 2040 Fund
Class T	$ 1
* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 36
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	11
Fidelity Income Replacement 2022 Fund	10
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	3
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 44,617	$ 64,996
Class T	10,060	13,059
Class C	12,552	23,516
Income Replacement 2016	120,802	120,145
Institutional Class	2,291	4,162
Total	$ 190,322	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,039	$ 25,445
Class T	1,142	2,885
Class C	1,710	5,424
Income Replacement 2018	76,857	104,750
Institutional Class	7,202	9,966
Total	$ 103,950	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,250	$ 13,087
Class T	2,566	3,877
Class C	2,829	5,425
Income Replacement 2020	39,529	39,603
Institutional Class	2,036	3,393
Total	$ 58,210	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 760	$ 5,300
Class T	1,377	3,427
Class C	583	1,690
Income Replacement 2022	52,195	81,861
Institutional Class	2,258	5,969
Total	$ 57,173	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 5,225	$ 9,175
Class T	1,024	1,846
Class C	1,614	3,453
Income Replacement 2024	22,024	17,715
Institutional Class	946	2,023
Total	$ 30,833	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,002	$ 2,472
Class T	1,567	1,680
Class C	1,940	5,839
Income Replacement 2026	8,207	15,238
Institutional Class	937	2,042
Total	$ 13,653	$ 27,271

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 6,274	$ 7,036
Class T	5,032	10,490
Class C	669	1,920
Income Replacement 2028	118,159	159,584
Institutional Class	931	1,935
Total	$ 131,065	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 944	$ 1,826
Class T	802	2,181
Class C	1,647	4,007
Income Replacement 2030	9,950	9,588
Institutional Class	870	2,004
Total	$ 14,213	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,578	$ 5,830
Class T	726	1,577
Class C	409	1,677
Income Replacement 2032	12,987	14,978
Institutional Class	990	1,931
Total	$ 18,690	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 592	$ 2,251
Class T	675	1,418
Class C	337	1,455
Income Replacement 2034	34,804	31,575
Institutional Class	1,910	3,429
Total	$ 38,318	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 811	$ 1,703
Class T	4,274	6,519
Class C	1,320	1,518
Income Replacement 2036	12,138	18,876
Institutional Class	1,200	2,345
Total	$ 19,743	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,542	$ 3,215
Class T	689	1,494
Class C	569	1,148
Income Replacement 2038	40,695	27,005
Institutional Class	942	1,840
Total	$ 44,437	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,022	$ 1,692
Class T	1,586	2,887
Class C	487	1,166
Income Replacement 2040	18,680	14,129
Institutional Class	1,444	1,860
Total	$ 23,219	$ 21,734

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 174	$ 426
Class T	273	857
Class C	112	423
Income Replacement 2040	2,099	3,380
Institutional Class	189	427
Total	$ 2,847	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,305	$ 1,924
Class T	687	1,476
Class C	442	1,133
Income Replacement 2042	54,565	28,129
Institutional Class	944	1,826
Total	$ 57,943	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	10,966	31,711	$ 505,595	$ 1,291,227
Reinvestment of distributions	904	1,989	41,700	80,381
Shares redeemed	(22,378)	(20,490)	(1,033,263)	(845,838)
Net increase (decrease)	(10,508)	13,210	$ (485,968)	$ 525,770
Class T
Shares sold	6,546	1,081	$ 302,409	$ 42,944
Reinvestment of distributions	199	313	9,206	12,671
Shares redeemed	(4,625)	(4,053)	(215,246)	(159,347)
Net increase (decrease)	2,120	(2,659)	$ 96,369	$ (103,732)
Class C
Shares sold	3,920	6,292	$ 176,110	$ 280,020
Reinvestment of distributions	252	723	11,639	29,353
Shares redeemed	(8,175)	(13,580)	(376,188)	(548,602)
Net increase (decrease)	(4,003)	(6,565)	$ (188,439)	$ (239,229)
Income Replacement 2016
Shares sold	78,978	42,278	$ 3,659,239	$ 1,746,937
Reinvestment of distributions	721	1,351	33,372	53,971
Shares redeemed	(40,547)	(37,313)	(1,866,323)	(1,533,670)
Net increase (decrease)	39,152	6,316	$ 1,826,288	$ 267,238
Institutional Class
Shares sold	751	-	$ 34,781	$ -
Reinvestment of distributions	15	66	690	2,681
Shares redeemed	(975)	(1,419)	(44,681)	(56,583)
Net increase (decrease)	(209)	(1,353)	$ (9,210)	$ (53,902)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	6,590	2,936	$ 305,640	$ 139,389
Reinvestment of distributions	248	594	11,354	23,304
Shares redeemed	(1,601)	(7,397)	(73,103)	(281,291)
Net increase (decrease)	5,237	(3,867)	$ 243,891	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	91	968	3,587
Shares redeemed	(1,030)	(1,202)	(46,978)	(46,512)
Net increase (decrease)	(1,009)	(1,111)	$ (46,010)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	26	121	1,209	4,693
Shares redeemed	(373)	(6,175)	(17,000)	(246,736)
Net increase (decrease)	1,280	(4,641)	$ 59,209	$ (176,043)
Income Replacement 2018
Shares sold	11,957	31,145	$ 541,219	$ 1,287,530
Reinvestment of distributions	258	1,066	11,837	41,156
Shares redeemed	(13,199)	(60,855)	(594,109)	(2,414,434)
Net increase (decrease)	(984)	(28,644)	$ (41,053)	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	8	48	361	1,922
Shares redeemed	(100)	(3,355)	(4,500)	(140,821)
Net increase (decrease)	(92)	3,105	$ (4,139)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,988	5,712	$ 223,504	$ 220,301
Reinvestment of distributions	166	235	7,568	9,064
Shares redeemed	(3,855)	(4,744)	(179,660)	(174,944)
Net increase (decrease)	1,299	1,203	$ 51,412	$ 54,421
Class T
Shares sold	1,680	3,129	$ 80,000	$ 117,854
Reinvestment of distributions	67	134	3,033	5,198
Shares redeemed	(2,893)	(3,188)	(131,000)	(116,592)
Net increase (decrease)	(1,146)	75	$ (47,967)	$ 6,460
Class C
Shares sold	1,102	4,926	$ 49,985	$ 220,984
Reinvestment of distributions	67	165	3,032	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	1,169	(617)	$ 53,017	$ 15,068
Income Replacement 2020
Shares sold	20,661	30,891	$ 932,116	$ 1,305,179
Reinvestment of distributions	202	492	9,173	19,005
Shares redeemed	(10,998)	(19,152)	(493,006)	(808,457)
Net increase (decrease)	9,865	12,231	$ 448,283	$ 515,727
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	25	63	1,133	2,457
Shares redeemed	(2,202)	(1,274)	(99,518)	(48,199)
Net increase (decrease)	(1,181)	(1,211)	$ (53,385)	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	77	338	2,949
Shares redeemed	(2,006)	(3,298)	(84,777)	(120,531)
Net increase (decrease)	(1,998)	(3,221)	$ (84,439)	$ (117,582)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	31	130	1,374	4,991
Shares redeemed	(2,115)	(1,511)	(94,162)	(56,298)
Net increase (decrease)	(979)	(1,305)	$ (44,290)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	54	640	2,085
Shares redeemed	(699)	(953)	(31,230)	(35,652)
Net increase (decrease)	(685)	(899)	$ (30,590)	$ (33,567)
Income Replacement 2022
Shares sold	9,043	5,083	$ 391,098	$ 194,196
Reinvestment of distributions	462	834	20,398	32,170
Shares redeemed	(13,142)	(48,851)	(587,330)	(1,860,055)
Net increase (decrease)	(3,637)	(42,934)	$ (175,834)	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	56	166	2,170
Shares redeemed	(3,867)	(1,970)	(173,132)	(72,714)
Net increase (decrease)	(3,863)	(1,914)	$ (172,966)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	108	327	4,833	12,248
Shares redeemed	(1,295)	(4,404)	(57,768)	(158,200)
Net increase (decrease)	(1,187)	829	$ (52,935)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	27	76	1,197	2,834
Shares redeemed	(804)	(456)	(35,887)	(17,393)
Net increase (decrease)	(482)	(380)	$ (21,675)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	19	91	835	3,347
Shares redeemed	(71)	(2,078)	(2,945)	(76,555)
Net increase (decrease)	(52)	(1,407)	$ (2,110)	$ (48,016)
Income Replacement 2024
Shares sold	9,741	13,806	$ 422,106	$ 554,022
Reinvestment of distributions	143	289	6,430	10,721
Shares redeemed	(5,344)	(11,244)	(239,126)	(417,589)
Net increase (decrease)	4,540	2,851	$ 189,410	$ 147,154
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	78	1,064	2,918
Shares redeemed	(580)	(769)	(25,832)	(28,292)
Net increase (decrease)	(556)	(691)	$ (24,768)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	26	107	1,147	4,141
Shares redeemed	(713)	(1,237)	(31,427)	(44,238)
Net increase (decrease)	(687)	(1,130)	$ (30,280)	$ (40,097)
Class T
Shares sold	2,332	-	$ 103,846	$ -
Reinvestment of distributions	39	75	1,739	2,895
Shares redeemed	(1,146)	(766)	(50,896)	(27,732)
Net increase (decrease)	1,225	(691)	$ 54,689	$ (24,837)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	55	305	2,424	11,850
Shares redeemed	(653)	(6,213)	(29,483)	(212,409)
Net increase (decrease)	(598)	(5,908)	$ (27,059)	$ (200,559)
Income Replacement 2026
Shares sold	11,631	2,618	$ 516,873	$ 94,000
Reinvestment of distributions	139	498	6,162	19,354
Shares redeemed	(6,640)	(11,158)	(295,846)	(396,480)
Net increase (decrease)	5,130	(8,042)	$ 227,189	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	84	1,055	3,263
Shares redeemed	(581)	(772)	(25,621)	(27,938)
Net increase (decrease)	(557)	(688)	$ (24,566)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	161	251	7,159	9,345
Shares redeemed	(672)	(2,317)	(29,955)	(82,255)
Net increase (decrease)	1,177	(1,164)	$ 48,520	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	46	188	2,069	6,887
Shares redeemed	(340)	(9,171)	(15,095)	(312,914)
Net increase (decrease)	(294)	(5,390)	$ (13,026)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	379	1,949
Shares redeemed	(965)	(1,185)	(42,703)	(42,907)
Net increase (decrease)	(957)	(1,132)	$ (42,324)	$ (40,958)
Income Replacement 2028
Shares sold	7,291	61,564	$ 328,341	$ 2,501,275
Reinvestment of distributions	860	2,090	38,493	75,928
Shares redeemed	(26,019)	(56,233)	(1,168,445)	(2,070,963)
Net increase (decrease)	(17,868)	7,421	$ (801,611)	$ 506,240
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	68	1,048	2,548
Shares redeemed	(575)	(764)	(25,500)	(27,702)
Net increase (decrease)	(551)	(696)	$ (24,452)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,608	-	$ 70,708	$ -
Reinvestment of distributions	22	73	972	2,794
Shares redeemed	(1,510)	(767)	(65,796)	(27,372)
Net increase (decrease)	120	(694)	$ 5,884	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	14	75	632	2,915
Shares redeemed	(767)	(1,036)	(33,663)	(37,010)
Net increase (decrease)	(753)	(290)	$ (33,031)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	47	182	2,094	6,983
Shares redeemed	(250)	(2,189)	(10,986)	(77,203)
Net increase (decrease)	(203)	(2,007)	$ (8,892)	$ (70,220)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Income Replacement 2030
Shares sold	30,831	5,662	$ 1,381,260	$ 238,867
Reinvestment of distributions	68	237	3,035	9,619
Shares redeemed	(1,995)	(12,457)	(90,075)	(499,906)
Net increase (decrease)	28,904	(6,558)	$ 1,294,220	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	78	982	2,975
Shares redeemed	(578)	(770)	(25,388)	(27,474)
Net increase (decrease)	(556)	(692)	$ (24,406)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	93	286	4,047	11,007
Shares redeemed	(107)	(8,676)	(4,502)	(351,549)
Net increase (decrease)	(14)	(4,093)	$ (455)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	78	838	2,968
Shares redeemed	(575)	(768)	(24,937)	(27,006)
Net increase (decrease)	(556)	(690)	$ (24,099)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	12	91	502	3,391
Shares redeemed	(480)	(2,085)	(20,831)	(67,945)
Net increase (decrease)	(468)	(901)	$ (20,329)	$ (19,554)
Income Replacement 2032
Shares sold	20,546	21,940	$ 869,619	$ 841,705
Reinvestment of distributions	269	449	11,717	17,218
Shares redeemed	(21,297)	(6,141)	(886,611)	(214,625)
Net increase (decrease)	(482)	16,248	$ (5,275)	$ 644,298
Institutional Class
Shares sold	565	-	$ 25,000	$ -
Reinvestment of distributions	25	88	1,078	3,330
Shares redeemed	(582)	(773)	(25,236)	(27,211)
Net increase (decrease)	8	(685)	$ 842	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	89	757	3,391
Shares redeemed	(984)	(1,504)	(41,642)	(53,458)
Net increase (decrease)	(967)	(1,415)	$ (40,885)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	58	892	2,202
Shares redeemed	(569)	(761)	(24,737)	(26,682)
Net increase (decrease)	(549)	(703)	$ (23,845)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	12	46	503	1,781
Shares redeemed	(434)	(1,880)	(18,880)	(67,548)
Net increase (decrease)	(422)	(1,010)	$ (18,377)	$ (31,767)
Income Replacement 2034
Shares sold	5,032	36,056	$ 225,749	$ 1,410,731
Reinvestment of distributions	383	482	16,703	18,396
Shares redeemed	(8,062)	(8,010)	(352,058)	(280,721)
Net increase (decrease)	(2,647)	28,528	$ (109,606)	$ 1,148,406

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	39	111	1,717	4,233
Shares redeemed	(586)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(547)	628	$ (23,346)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	128	-	$ 5,725	$ -
Reinvestment of distributions	23	78	973	2,758
Shares redeemed	(600)	(767)	(25,767)	(26,498)
Net increase (decrease)	(449)	(689)	$ (19,069)	$ (23,740)
Class T
Shares sold	82	437	$ 3,536	$ 16,380
Reinvestment of distributions	54	186	2,334	6,459
Shares redeemed	(756)	(2,221)	(33,710)	(74,730)
Net increase (decrease)	(620)	(1,598)	$ (27,840)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	41	80	1,752	2,800
Shares redeemed	(1,217)	(1,505)	(52,088)	(49,938)
Net increase (decrease)	(197)	885	$ (10,901)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	99	370	4,266	12,836
Shares redeemed	(4,508)	(6,424)	(191,085)	(222,147)
Net increase (decrease)	(2,250)	(5,328)	$ (100,400)	$ (176,811)
Institutional Class
Shares sold	1,348	-	$ 59,043	$ -
Reinvestment of distributions	33	104	1,403	3,664
Shares redeemed	(723)	(959)	(31,039)	(33,160)
Net increase (decrease)	658	(855)	$ 29,407	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	667	2,129	$ 28,000	$ 75,810
Reinvestment of distributions	24	78	996	2,676
Shares redeemed	(2,898)	(1,283)	(123,534)	(43,654)
Net increase (decrease)	(2,207)	924	$ (94,538)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	55	896	1,899
Shares redeemed	(622)	(604)	(26,247)	(20,566)
Net increase (decrease)	(601)	(549)	$ (25,351)	$ (18,667)
Class C
Shares sold	1,458	-	$ 65,000	$ -
Reinvestment of distributions	18	45	774	1,551
Shares redeemed	(823)	(601)	(34,657)	(20,438)
Net increase (decrease)	653	(556)	$ 31,117	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	594	333	25,218	11,339
Shares redeemed	(2,784)	(3,764)	(118,526)	(133,653)
Net increase (decrease)	17,793	5,117	$ 711,200	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	27	65	1,151	2,246
Shares redeemed	(628)	(608)	(26,515)	(20,399)
Net increase (decrease)	(601)	(543)	$ (25,364)	$ (18,153)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	61	909	2,117
Shares redeemed	(697)	(606)	(29,560)	(20,534)
Net increase (decrease)	(676)	(545)	$ (28,651)	$ (18,417)
Class T
Shares sold	766	1,587	$ 32,205	$ 60,003
Reinvestment of distributions	44	109	1,859	3,744
Shares redeemed	(849)	(1,999)	(35,678)	(66,297)
Net increase (decrease)	(39)	(303)	$ (1,614)	$ (2,550)
Class C
Shares sold	1,585	-	$ 67,225	$ -
Reinvestment of distributions	14	46	599	1,589
Shares redeemed	(765)	(601)	(32,264)	(20,340)
Net increase (decrease)	834	(555)	$ 35,560	$ (18,751)
Income Replacement 2040
Shares sold	51,547	5,464	$ 2,203,936	$ 205,995
Reinvestment of distributions	391	293	16,805	10,040
Shares redeemed	(32,503)	(9,085)	(1,366,427)	(305,194)
Net increase (decrease)	19,435	(3,328)	$ 854,314	$ (89,159)
Institutional Class
Shares sold	857	-	$ 35,012	$ -
Reinvestment of distributions	39	66	1,633	2,287
Shares redeemed	(935)	(608)	(39,625)	(20,599)
Net increase (decrease)	(39)	(542)	$ (2,980)	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,685	1,068	$ 72,288	$ 34,898
Reinvestment of distributions	36	68	1,552	2,330
Shares redeemed	(3,326)	(879)	(142,410)	(29,788)
Net increase (decrease)	(1,605)	257	$ (68,570)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	55	808	1,881
Shares redeemed	(621)	(604)	(26,230)	(20,417)
Net increase (decrease)	(602)	(549)	$ (25,422)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	45	562	1,536
Shares redeemed	(615)	(600)	(25,273)	(20,287)
Net increase (decrease)	(602)	(555)	$ (24,711)	$ (18,751)
Income Replacement 2042
Shares sold	45,150	20,430	$ 1,897,966	$ 716,264
Reinvestment of distributions	960	595	40,980	20,217
Shares redeemed	(3,141)	(6,545)	(134,772)	(223,148)
Net increase (decrease)	42,969	14,480	$ 1,804,174	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	65	1,066	2,233
Shares redeemed	(627)	(608)	(26,500)	(20,545)
Net increase (decrease)	(602)	(543)	$ (25,434)	$ (18,312)

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Broad Market Opportunities Fund	16%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each a fund of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Class A	8.48%
Class T	8.48%
Class C	8.48%
Income Replacement 2018
Class A	7.85%
Class T	7.85%
Class C	7.85%
Income Replacement 2020
Class A	7.36%
Class T	7.36%
Class C	7.36%
Income Replacement 2022
Class A	7.36%
Class T	7.36%
Class C	7.36%
Income Replacement 2024
Class A	6.74%
Class T	6.74%
Class C	6.74%
Income Replacement 2026
Class A	6.74%
Class T	6.74%
Class C	6.74%
Income Replacement 2028
Class A	6.60%
Class T	6.60%
Class C	6.60%
Income Replacement 2030
Class A	6.23%
Class T	6.23%
Class C	6.23%
Income Replacement 2032
Class A	6.28%
Class T	6.28%
Class C	6.28%
Income Replacement 2034
Class A	6.18%
Class T	6.18%
Class C	6.18%
Income Replacement 2036
Class A	6.25%
Class T	6.25%
Class C	6.25%
Income Replacement 2038
Class A	5.88%
Class T	5.88%
Class C	5.88%
Income Replacement 2040
Class A	4.87%
Class T	4.87%
Class C	4.87%
Income Replacement 2042
Class A	5.08%
Class T	5.08%
Class C	5.08%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

	Class A	Class T	Class C
Income Replacement 2016
August 2009	18%	20%	32%
September 2009	24%	29%	51%
October 2009	24%	25%	37%
November 2009	24%	31%	52%
December 2009 (Ex-Date 12/23/09)	23%	23%	23%
December 2009 (Ex-Date 12/30/09)	23%	25%	27%
January 2010	7%	9%	21%
February 2010	7%	9%	29%
March 2010	7%	9%	17%
April 2010	7%	9%	14%
May 2010	7%	9%	24%
June 2010	7%	9%	15%
July 2010	7%	8%	14%
	Class A	Class T	Class C
Income Replacement 2018
August 2009	22%	27%	44%
September 2009	30%	38%	65%
October 2009	29%	33%	45%
November 2009	31%	40%	75%
December 2009 (Ex-Date 12/23/09)	27%	27%	27%
December 2009 (Ex-Date 12/30/09)	28%	29%	32%
January 2010	9%	12%	15%
February 2010	9%	11%	30%
March 2010	9%	12%	24%
April 2010	9%	11%	16%
May 2010	9%	12%	30%
June 2010	9%	11%	19%
July 2010	9%	11%	18%
	Class A	Class T	Class C
Income Replacement 2020
August 2009	25%	30%	53%
September 2009	34%	42%	83%
October 2009	33%	38%	50%
November 2009	34%	44%	95%
December 2009 (Ex-Date 12/23/09)	32%	32%	32%
December 2009 (Ex-Date 12/30/09)	32%	34%	37%
January 2010	10%	14%	40%
February 2010	10%	22%	40%
March 2010	10%	13%	25%
April 2010	10%	10%	19%
May 2010	10%	13%	38%
June 2010	10%	13%	23%
July 2010	10%	12%	20%
	Class A	Class T	Class C
Income Replacement 2022
August 2009	0%	0%	0%
September 2009 (Ex-Date 9/11/09)	8%	8%	8%
September 2009 (Ex-Date 9/29/09)	39%	50%	100%
October 2009	36%	41%	59%
November 2009	40%	71%	100%
December 2009 (Ex-Date 12/23/09)	33%	33%	33%
December 2009 (Ex-Date 12/30/09)	34%	35%	39%
January 2010	12%	17%	47%
February 2010	12%	16%	54%
March 2010	12%	15%	41%
April 2010	11%	13%	22%
May 2010	12%	16%	71%
June 2010	12%	15%	35%
July 2010	12%	14%	28%
	Class A	Class T	Class C
Income Replacement 2024
August 2009	29%	37%	86%
September 2009	41%	55%	100%
October 2009	41%	46%	73%
November 2009	42%	53%	100%
December 2009 (Ex-Date 12/23/09)	38%	38%	38%
December 2009 (Ex-Date 12/30/09)	39%	40%	43%
January 2010	13%	17%	65%
February 2010	13%	17%	50%
March 2010	13%	17%	46%
April 2010	12%	15%	24%
May 2010	13%	18%	62%
June 2010	12%	17%	34%
July 2010	13%	15%	27%
	Class A	Class T	Class C
Income Replacement 2026
August 2009	20%	25%	49%
September 2009	38%	45%	82%
October 2009	37%	43%	58%
November 2009	38%	49%	100%
December 2009 (Ex-Date 12/23/09)	39%	39%	39%
December 2009 (Ex-Date 12/30/09)	39%	40%	44%
January 2010	12%	17%	60%
February 2010	18%	36%	0%
March 2010	15%	18%	100%
April 2010	15%	18%	29%
May 2010	15%	21%	93%
June 2010	15%	19%	43%
July 2010	15%	18%	33%
	Class A	Class T	Class C
Income Replacement 2028
August 2009	34%	42%	99%
September 2009	46%	61%	100%
October 2009	43%	50%	79%
November 2009	48%	62%	100%
December 2009 (Ex-Date 12/23/09)	39%	39%	39%
December 2009 (Ex-Date 12/30/09)	40%	42%	45%
January 2010	14%	19%	72%
February 2010	15%	20%	100%
March 2010	14%	18%	51%
April 2010	13%	16%	29%
May 2010	14%	19%	100%
June 2010	14%	18%	44%
July 2010	13%	16%	33%
	Class A	Class T	Class C
Income Replacement 2030
August 2009	28%	36%	79%
September 2009	42%	55%	100%
October 2009	41%	50%	72%
November 2009	46%	62%	100%
December 2009 (Ex-Date 12/23/09)	43%	43%	43%
December 2009 (Ex-Date 12/30/09)	43%	45%	48%
January 2010	15%	20%	85%
February 2010	16%	30%	0%
March 2010	15%	22%	100%
April 2010	15%	19%	33%
May 2010	17%	28%	100%
June 2010	17%	22%	91%
July 2010	20%	33%	0%
	Class A	Class T	Class C
Income Replacement 2032
August 2009	30%	34%	45%
September 2009	46%	62%	100%
October 2009	43%	50%	77%
November 2009	45%	59%	100%
December 2009 (Ex-Date 12/23/09)	40%	40%	40%
December 2009 (Ex-Date 12/30/09)	40%	42%	45%
January 2010	18%	25%	100%
February 2010	18%	26%	100%
March 2010	18%	25%	100%
April 2010	17%	21%	40%
May 2010	18%	26%	100%
June 2010	18%	24%	68%
July 2010	18%	25%	91%
	Class A	Class T	Class C
Income Replacement 2034
August 2009	0%	0%	0%
September 2009 (Ex-Date 9/11/09)	17%	17%	17%
September 2009 (Ex-Date 9/29/09)	53%	68%	100%
October 2009	48%	57%	83%
November 2009	54%	75%	100%
December 2009 (Ex-Date 12/23/09)	43%	43%	43%
December 2009 (Ex-Date 12/30/09)	44%	45%	49%
January 2010	16%	23%	100%
February 2010	16%	25%	100%
March 2010	16%	21%	100%
April 2010	15%	18%	33%
May 2010	17%	22%	100%
June 2010	15%	21%	47%
July 2010	15%	19%	42%
	Class A	Class T	Class C
Income Replacement 2036
August 2009	0%	0%	0%
September 2009 (Ex-Date 9/11/09)	32%	32%	32%
September 2009 (Ex-Date 9/29/09)	48%	60%	100%
October 2009	46%	54%	85%
November 2009	50%	68%	100%
December 2009 (Ex-Date 12/23/09)	46%	46%	46%
December 2009 (Ex-Date 12/30/09)	46%	48%	51%
January 2010	18%	24%	100%
February 2010	17%	25%	100%
March 2010	16%	22%	100%
April 2010	17%	20%	33%
May 2010	17%	25%	100%
June 2010	17%	22%	66%
July 2010	17%	21%	45%
	Class A	Class T	Class C
Income Replacement 2038
August 2009	0%	0%	0%
September 2009 (Ex-Date 9/11/09)	23%	23%	23%
September 2009 (Ex-Date 9/29/09)	57%	80%	100%
October 2009	53%	62%	100%
November 2009	58%	79%	100%
December 2009 (Ex-Date 12/23/09)	46%	46%	46%
December 2009 (Ex-Date 12/30/09)	47%	49%	53%
January 2010	18%	27%	100%
February 2010	17%	24%	100%
March 2010	17%	26%	100%
April 2010	16%	20%	18%
May 2010	18%	27%	100%
June 2010	27%	23%	73%
July 2010	16%	19%	46%
	Class A	Class T	Class C
Income Replacement 2040
August 2009	33%	43%	94%
September 2009	61%	79%	100%
October 2009	56%	67%	100%
November 2009	62%	85%	100%
December 2009 (Ex-Date 12/23/09)	54%	54%	54%
December 2009 (Ex-Date 12/30/09)	55%	57%	62%
January 2010	20%	36%	0%
February 2010	17%	23%	72%
March 2010	19%	28%	0%
April 2010	18%	20%	33%
May 2010	21%	32%	63%
June 2010	17%	23%	97%
July 2010	17%	21%	44%
	Class A	Class T	Class C
Income Replacement 2042
August 2009	43%	59%	100%
September 2009	64%	95%	100%
October 2009	57%	69%	100%
November 2009	69%	100%	0%
December 2009 (Ex-Date 12/23/09)	50%	50%	50%
December 2009 (Ex-Date 12/30/09)	51%	53%	57%
January 2010	19%	30%	100%
February 2010	19%	26%	100%
March 2010	25%	29%	100%
April 2010	17%	21%	37%
May 2010	19%	30%	0%
June 2010	19%	26%	0%
July 2010	18%	22%	48%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARW-UANN-0910
1.848191.102

Fidelity Advisor Income Replacement FundsSM -
2016, 2018, 2020, 2022, 2024, 2026, 2028, 2030, 2032, 2034, 2036, 2038, 2040, 2042 -
Institutional Class

Annual Report

July 31, 2010

Each Institutional Class is a class of
Fidelity Income Replacement FundsSM

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Managers' review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Fidelity Advisor Income Replacement 2016 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2018 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2020 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2022 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2024 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2026 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2028 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2030 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2032 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2034 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2036 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2038 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2040 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Fidelity Advisor Income Replacement 2042 Fund	<Click Here> <Click Here> <Click Here>	Investment Changes Investments Financial Statements
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

Annual Report

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Fidelity Advisor Income Replacement 2016 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Institutional Class	10.33%	1.06%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2016 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement
2016 Fund – Inst Class
Barclays Capital U.S.
Aggregate Bond Index
31,000
30,000
28,000
26,000
24,000
22,000
20,000
$19,000
$30,734
$25,784
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2018 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	11.07%	0.69%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2018 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2018 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
31,000
30,000
28,000
26,000
24,000
22,000
20,000
$19,000
$30,734
$25,507
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2020 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	11.52%	0.26%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2020 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2020 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$18,000
$30,734
$25,190
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2022 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	11.83%	0.04%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2022 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital U.S. Aggregate Bond Index performed over the same period.

Fidelity Advisor Income Replacement 2022 Fund – Inst Class
Barclays Capital U.S. Aggregate Bond Index
31,000
27,500
25,000
22,500
20,000
$18,000
$30,734
$25,026
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2024 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.00%	-0.16%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2024 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500® Index performed over the same period.

Fidelity Advisor Income Replacement
2024 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$24,880
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2026 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fundA
Institutional Class	12.14%	-0.44%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2026 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2026 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$24,678
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2028 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.24%	-0.60%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2028 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2028 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$24,561
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2030 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.36%	-0.75%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2030 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement
2030 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$24,459
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2032 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.44%	-0.96%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2032 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2032 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
$24,308
$20,177

Annual Report

Fidelity Advisor Income Replacement 2034 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.59%	-1.23%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2034 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2034 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
$24,114
$20,177
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2036 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.75%	-1.41%

A From August 30, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2036 Fund - Institutional Class on August 30, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2036 Fund – Inst Class
S&P 500 Index
27,000
25,000
22,500
20,000
17,500
15,000
$13,000
2008
2009
2010
$23,982
$20,177

Annual Report

Fidelity Advisor Income Replacement 2038 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	12.99%	-3.23%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2038 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2038 Fund – Inst Class
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
2008
2009
2010
$22,969
$19,896

Annual Report

Fidelity Advisor Income Replacement 2040 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	13.26%	-3.22%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2040 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2040 Fund – Inst Class
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
$22,975
$19,896
2008
2009
2010

Annual Report

Fidelity Advisor Income Replacement 2042 FundSM - Institutional Class

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $25,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Life of fund A
Institutional Class	13.27%	-3.24%

A From December 31, 2007.

$25,000 Over Life of Fund

Let's say hypothetically that $25,000 was invested in Fidelity Advisor Income Replacement 2042 Fund - Institutional Class on December 31, 2007, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the S&P 500 Index performed over the same period.

Fidelity Advisor Income Replacement 2042 Fund – Inst Class
S&P 500 Index
26,000
22,500
20,000
17,500
15,000
$12,500
$22,961
$19,896
2008
2009
2010

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. stock markets saw double-digit gains for the year ending July 31, 2010, despite the return of market volatility and risk aversion during the first half of 2010. An impressive bull run continued through 2009, bolstered by improvement in the economy and credit markets. Early in the new year, however, stocks fell sharply amid concerns about the global economic recovery, fueled by European debt woes and China's efforts to restrain inflation. After this brief dip, markets regained their upward momentum, as government stimulus and significant corporate cost cutting led to encouraging earnings reports, improved credit conditions and rising consumer confidence. Positive news continued through mid-April, when the Dow Jones Industrial AverageSM pushed above the 11,000 mark for the first time in 19 months. That milestone was short-lived, however, as heightened concern about the European debt crisis sparked an abrupt sell-off in May, leading to the first official correction since the rally began in March 2009. Although the market's malaise continued through June, stocks saw solid gains in July. For the year overall, the Dow rose 17.28%, while the S&P 500®Index was up 13.84%. Elsewhere, the technology-laden Nasdaq Composite® Index returned 14.99%. Small- and mid-cap stocks performed best, as measured by the 18.43% increase of the Russell 2000® Index and the 23.21% gain of the Russell Midcap® Index. Plagued by eurozone debt troubles and a strengthening dollar, developed-markets equities outside of the U.S. and Canada - as measured by the MSCI® EAFE® (Europe, Australasia, Far East) Index - produced more-modest results than their domestic counterparts, rising 6.36%. Elsewhere, fixed-income markets performed well, largely bolstered by a flight to quality in the spring. The Barclays Capital U.S. Aggregate Bond Index - a broad measure of the investment-grade debt universe - gained 8.91% for the 12-month period, and short-term assets, as gauged by the Barclays Capital U.S. 3 Month Treasury Bellwether Index, posted a 0.17% return. As a result of equity-market volatility and investors' demand for higher-yielding securities, high-yield bonds were among the strongest-performing asset classes during the period, outperforming both equities and safer-haven fixed-income asset classes by a healthy margin.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the 12 months ending July 31, 2010, nearly all of the Funds' Advisor Class shares posted a positive double-digit return. The Funds with longer time horizons and more exposure to equities experienced the strongest absolute gains. Eight of the 15 underlying funds beat their respective benchmark index. The Advisor Income Replacement Funds' underlying investments in equities - which included both domestic and international stock funds - gained approximately 13%, in aggregate, which was roughly in line with the broad U.S. equity market, as measured by the S&P 500®. Most of these gains were generated in the last five months of 2009. Fidelity® Series Small Cap Opportunities Fund posted the best absolute result, buoyed by strong security selection. The Funds' bond asset class - which included a diversified mix of bond funds - produced a return of approximately 13%, far exceeding the Barclays Capital U.S. Aggregate Bond Index, which gained nearly 9% for the same time period. Fidelity Capital & Income Fund was one of the main drivers of the Funds' outperformance in the bond category. This fund invests primarily in high-yield securities, a segment of the bond market that performed solidly during the reporting period. Fidelity Strategic Real Return Fund was another strong contributor to the Funds' performance. With an allocation to real estate related securities and other inflation-sensitive asset classes, which advanced during the period, Strategic Real Return posted a 16% gain. Among short-term investments for the 12-month period, Fidelity Short-Term Bond Fund's roughly 6% return helped the Funds do quite well in this category, easily outpacing the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.17%.

Comments from Jonathan Shelon and Andrew Dierdorf, Co-Portfolio Managers of Fidelity Advisor Income Replacement FundsSM: For the 12 months ending July 31, 2010, each of the Funds' Institutional Class shares posted a positive double-digit return. The Funds with longer time horizons and more exposure to equities experienced the strongest absolute gains. Eight of the 15 underlying funds beat their respective benchmark index. The Advisor Income Replacement Funds' underlying investments in equities - which included both domestic and international stock funds - gained approximately 13%, in aggregate, which was roughly in line with the broad U.S. equity market, as measured by the S&P 500®. Most of these gains were generated in the last five months of 2009. Fidelity® Series Small Cap Opportunities Fund posted the best absolute result, buoyed by strong security selection. The Funds' bond asset class - which included a diversified mix of bond funds - produced a return of approximately 13%, far exceeding the Barclays Capital U.S. Aggregate Bond Index, which gained nearly 9% for the same time period. Fidelity Capital & Income Fund was one of the main drivers of the Funds' outperformance in the bond category. This fund invests primarily in high-yield securities, a segment of the bond market that performed solidly during the reporting period. Fidelity Strategic Real Return Fund was another strong contributor to the Funds' performance. With an allocation to real estate related securities and other inflation-sensitive asset classes, which advanced during the period, Strategic Real Return posted a 16% gain. Among short-term investments for the 12-month period, Fidelity Short-Term Bond Fund's roughly 6% return helped the Funds do quite well in this category, easily outpacing the Barclays Capital U.S. 3 Month Treasury Bellwether Index, which rose 0.17%.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, and (2) ongoing costs, including distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, each Fund, as a shareholder in underlying Fidelity Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Funds. These fees and expenses are not included in each Fund's annualized expense ratio used to calculate the expense estimates in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Fidelity Income Replacement 2016 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,035.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,034.20	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,031.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2016	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,036.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2018 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,035.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.10	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2018	.00%
Actual		$ 1,000.00	$ 1,038.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,038.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2020 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,037.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.50	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,033.90	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2020	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2022 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.40	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2022	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2024 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.10	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,036.70	$ 2.52
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.20	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2024	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2026 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.30	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.50	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2026	.00%
Actual		$ 1,000.00	$ 1,039.60	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.90	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2028 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.00	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.60	$ 5.04
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2028	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,039.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2030 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.70	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.70	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2030	.00%
Actual		$ 1,000.00	$ 1,040.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actualz		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2032 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.00	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.60	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,034.80	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2032	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.10	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2034 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.50	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.10	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2034	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.30	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2036 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,038.90	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,037.80	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.20	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2036	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.50	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2038 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,039.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,035.70	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2038	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,040.80	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2040 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.60	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,039.40	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.90	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2040	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,042.00	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Fidelity Income Replacement 2042 Fund
Class A	.25%
Actual		$ 1,000.00	$ 1,040.40	$ 1.26
HypotheticalA		$ 1,000.00	$ 1,023.55	$ 1.25
Class T	.50%
Actual		$ 1,000.00	$ 1,038.90	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.32	$ 2.51
Class C	1.00%
Actual		$ 1,000.00	$ 1,036.30	$ 5.05
HypotheticalA		$ 1,000.00	$ 1,019.84	$ 5.01
Income Replacement 2042	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00
Institutional Class	.00%
Actual		$ 1,000.00	$ 1,041.40	$ .00
HypotheticalA		$ 1,000.00	$ 1,024.79	$ .00

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period). The fees and expenses of the underlying Fidelity Funds in which the Fund invests are not included in the Fund's annualized expense ratio.

Annual Report

Fidelity Income Replacement 2016 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	2.9	3.1
Fidelity Disciplined Equity Fund	3.0	3.2
Fidelity Equity-Income Fund	3.1	3.2
Fidelity Large Cap Core Enhanced Index Fund	4.9	5.1
Fidelity Series 100 Index Fund	3.7	3.8
Fidelity Series Broad Market Opportunities Fund	4.9	5.1
Fidelity Series Small Cap Opportunities Fund	2.0	2.1
	24.5	25.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	2.3	2.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	0.0	0.1
Fidelity Strategic Income Fund	0.0	0.1
	0.0	0.2
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	8.3	8.3
Fidelity Strategic Real Return Fund	8.5	8.0
Fidelity Total Bond Fund	25.1	25.0
	41.9	41.3
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	15.6	15.3
Fidelity Short-Term Bond Fund	15.7	15.2
	31.3	30.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	24.5%
International Equity Funds	2.3%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	41.9%
Short-Term Funds	31.3%

Six months ago
Domestic Equity Funds	25.6%
International Equity Funds	2.4%
High Yield Fixed-Income Funds	0.2%
Investment Grade Fixed-Income Funds	41.3%
Short-Term Funds	30.5%

Expected
Domestic Equity Funds	22.7%
International Equity Funds	2.0%
High Yield Fixed-Income Funds	0.0%
Investment Grade Fixed-Income Funds	42.6%
Short-Term Funds	32.7%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2016 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 26.8%
	Shares	Value
Domestic Equity Funds - 24.5%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,503	$ 322,336
Fidelity Disciplined Equity Fund	16,389	336,476
Fidelity Equity-Income Fund	8,741	341,146
Fidelity Large Cap Core Enhanced Index Fund	71,541	542,281
Fidelity Series 100 Index Fund	52,275	408,266
Fidelity Series Broad Market Opportunities Fund	63,943	544,155
Fidelity Series Small Cap Opportunities Fund (a)	25,256	221,242
TOTAL DOMESTIC EQUITY FUNDS		2,715,902
International Equity Funds - 2.3%
Fidelity Advisor International Discovery Fund Institutional Class	8,590	248,583
TOTAL EQUITY FUNDS (Cost $3,285,123)		2,964,485
Fixed-Income Funds - 41.9%

Investment Grade Fixed-Income Funds - 41.9%
Fidelity Government Income Fund	85,337	923,348
Fidelity Strategic Real Return Fund	105,927	940,633
Fidelity Total Bond Fund	254,133	2,782,762
TOTAL FIXED-INCOME FUNDS (Cost $4,461,431)		4,646,743
Short-Term Funds - 31.3%
	Shares	Value
Fidelity Institutional Money Market Portfolio Institutional Class	1,729,455	$ 1,729,455
Fidelity Short-Term Bond Fund	205,147	1,735,545
TOTAL SHORT-TERM FUNDS (Cost $3,446,417)		3,465,000
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $11,192,971)	11,076,228
NET OTHER ASSETS (LIABILITIES) - 0.0%	(2,372)
NET ASSETS - 100%	$ 11,073,856
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $245,395 of which $11,321 and $234,074 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $11,192,971) - See accompanying schedule		$ 11,076,228
Cash		11
Receivable for investments sold		90,787
Total assets		11,167,026

Liabilities
Payable for fund shares redeemed	$ 91,523
Distribution fees payable	1,647
Total liabilities		93,170

Net Assets		$ 11,073,856
Net Assets consist of:
Paid in capital		$ 11,682,282
Undistributed net investment income		3,810
Accumulated undistributed net realized gain (loss) on investments		(495,493)
Net unrealized appreciation (depreciation) on investments		(116,743)
Net Assets		$ 11,073,856

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($2,307,696 ÷ 49,058.3 shares)		$ 47.04

Maximum offering price per share (100/94.25 of $47.04)		$ 49.91
Class T: Net Asset Value and redemption price per share ($637,673 ÷ 13,556.7 shares)		$ 47.04

Maximum offering price per share (100/96.50 of $47.04)		$ 48.75

Class C: Net Asset Value and offering price per share ($1,074,710 ÷ 22,850.1 shares)A		$ 47.03

Income Replacement 2016: Net Asset Value, offering price and redemption price per share ($6,945,958 ÷ 147,631.4 shares)		$ 47.05

Institutional Class: Net Asset Value, offering price and redemption price per share ($107,819 ÷ 2,291.6 shares)		$ 47.05

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 212,156

Expenses
Distribution fees	$ 21,296
Independent trustees' compensation	36
Total expenses before reductions	21,332
Expense reductions	(36)	21,296
Net investment income (loss)		190,860
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(175,422)
Capital gain distributions from underlying funds	46,700	(128,722)
Change in net unrealized appreciation (depreciation) on underlying funds		877,831
Net gain (loss)		749,109
Net increase (decrease) in net assets resulting from operations		$ 939,969

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2016 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 190,860	$ 225,948
Net realized gain (loss)	(128,722)	(246,511)
Change in net unrealized appreciation (depreciation)	877,831	(503,116)
Net increase (decrease) in net assets resulting from operations	939,969	(523,679)
Distributions to shareholders from net investment income	(190,322)	(225,878)
Distributions to shareholders from net realized gain	(25,833)	(82,246)
Total distributions	(216,155)	(308,124)
Share transactions - net increase (decrease)	1,239,040	396,145
Total increase (decrease) in net assets	1,962,854	(435,658)

Net Assets
Beginning of period	9,111,002	9,546,660
End of period (including undistributed net investment income of $3,810 and undistributed net investment income of $3,271, respectively)	$ 11,073,856	$ 9,111,002

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.76	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.831	1.118	1.233
Net realized and unrealized gain (loss)	3.539	(3.686)	(2.204)
Total from investment operations	4.370	(2.568)	(.971)
Distributions from net investment income	(.830)	(1.132)	(1.129)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.950)	(1.572)	(1.269)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.76
Total Return B, C, D	10.08%	(5.07)%	(2.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.80%	2.72%	2.76% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,308	$ 2,599	$ 2,214
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.62	$ 47.75	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.716	1.025	1.128
Net realized and unrealized gain (loss)	3.540	(3.690)	(2.219)
Total from investment operations	4.256	(2.665)	(1.091)
Distributions from net investment income	(.716)	(1.025)	(1.019)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.836)	(1.465)	(1.159)
Net asset value, end of period	$ 47.04	$ 43.62	$ 47.75
Total Return B, C, D	9.81%	(5.30)%	(2.26)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.55%	2.47%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 638	$ 499	$ 673
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 43.61	$ 47.73	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.485	.822	.904
Net realized and unrealized gain (loss)	3.531	(3.689)	(2.227)
Total from investment operations	4.016	(2.867)	(1.323)
Distributions from net investment income	(.476)	(.813)	(.807)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(.596)	(1.253)	(.947)
Net asset value, end of period	$ 47.03	$ 43.61	$ 47.73
Total Return B, C, D	9.24%	(5.76)%	(2.71)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.97%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,075	$ 1,171	$ 1,595
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2016

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.63	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.948	1.231	1.356
Net realized and unrealized gain (loss)	3.539	(3.692)	(2.217)
Total from investment operations	4.487	(2.461)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.63	$ 47.77
Total Return B, C	10.36%	(4.82)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,946	$ 4,733	$ 4,880
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 43.64	$ 47.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.947	1.235	1.370
Net realized and unrealized gain (loss)	3.530	(3.686)	(2.231)
Total from investment operations	4.477	(2.451)	(.861)
Distributions from net investment income	(.947)	(1.239)	(1.229)
Distributions from net realized gain	(.120)	(.440)	(.140)
Total distributions	(1.067)	(1.679)	(1.369)
Net asset value, end of period	$ 47.05	$ 43.64	$ 47.77
Total Return B, C	10.33%	(4.80)%	(1.81)%
Ratios to Average Net Assets E, G
Expenses before reductions H	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.05%	2.97%	3.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 108	$ 109	$ 184
Portfolio turnover rate	40%	54%	56% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Amount represents less than .01%.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	3.7	3.8
Fidelity Disciplined Equity Fund	3.8	3.9
Fidelity Equity-Income Fund	3.9	4.0
Fidelity Large Cap Core Enhanced Index Fund	6.2	6.3
Fidelity Series 100 Index Fund	4.7	4.7
Fidelity Series Broad Market Opportunities Fund	6.2	6.4
Fidelity Series Small Cap Opportunities Fund	2.5	2.5
	31.0	31.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	3.2	3.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.1	1.2
Fidelity Strategic Income Fund	1.1	1.3
	2.2	2.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.6	7.6
Fidelity Strategic Real Return Fund	7.7	7.3
Fidelity Total Bond Fund	22.9	23.0
	38.2	37.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	12.7	12.3
Fidelity Short-Term Bond Fund	12.7	12.4
	25.4	24.7
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	31.0%
International Equity Funds	3.2%
High Yield Fixed-Income Funds	2.2%
Investment Grade Fixed-Income Funds	38.2%
Short-Term Funds	25.4%

Six months ago
Domestic Equity Funds	31.6%
International Equity Funds	3.3%
High Yield Fixed-Income Funds	2.5%
Investment Grade Fixed-Income Funds	37.9%
Short-Term Funds	24.7%

Expected
Domestic Equity Funds	29.7%
International Equity Funds	2.9%
High Yield Fixed-Income Funds	1.9%
Investment Grade Fixed-Income Funds	38.7%
Short-Term Funds	26.8%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2018 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 34.2%
	Shares	Value
Domestic Equity Funds - 31.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	13,359	$ 200,250
Fidelity Disciplined Equity Fund	10,175	208,888
Fidelity Equity-Income Fund	5,424	211,711
Fidelity Large Cap Core Enhanced Index Fund	44,381	336,407
Fidelity Series 100 Index Fund	32,411	253,130
Fidelity Series Broad Market Opportunities Fund	39,659	337,494
Fidelity Series Small Cap Opportunities Fund (a)	15,625	136,879
TOTAL DOMESTIC EQUITY FUNDS		1,684,759
International Equity Funds - 3.2%
Fidelity Advisor International Discovery Fund Institutional Class	6,027	174,411
TOTAL EQUITY FUNDS (Cost $2,198,099)		1,859,170
Fixed-Income Funds - 40.4%

High Yield Fixed-Income Funds - 2.2%
Fidelity Capital & Income Fund	6,674	58,861
Fidelity Strategic Income Fund	5,270	58,758
TOTAL HIGH YIELD FIXED-INCOME FUNDS		117,619

	Shares	Value
Investment Grade Fixed-Income Funds - 38.2%
Fidelity Government Income Fund	38,097	$ 412,204
Fidelity Strategic Real Return Fund	47,258	419,649
Fidelity Total Bond Fund	113,441	1,242,178
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		2,074,031
TOTAL FIXED-INCOME FUNDS (Cost $2,119,184)		2,191,650
Short-Term Funds - 25.4%

Fidelity Institutional Money Market Portfolio Institutional Class	689,070	689,070
Fidelity Short-Term Bond Fund	81,765	691,735
TOTAL SHORT-TERM FUNDS (Cost $1,376,329)		1,380,805
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $5,693,612)	5,431,625
NET OTHER ASSETS (LIABILITIES) - 0.0%	(397)
NET ASSETS - 100%	$ 5,431,228
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $534,410 of which $123,548 and $410,862 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2018 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $5,693,612) - See accompanying schedule		$ 5,431,625
Receivable for investments sold		1,137
Total assets		5,432,762

Liabilities
Payable for fund shares redeemed	$ 1,001
Distributions payable	134
Distribution fees payable	399
Total liabilities		1,534

Net Assets		$ 5,431,228
Net Assets consist of:
Paid in capital		$ 6,368,232
Undistributed net investment income		1,816
Accumulated undistributed net realized gain (loss) on investments		(676,833)
Net unrealized appreciation (depreciation) on investments		(261,987)
Net Assets		$ 5,431,228

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($1,147,385 ÷ 24,703.2 shares)		$ 46.45

Maximum offering price per share (100/94.25 of $46.45)		$ 49.28
Class T: Net Asset Value and redemption price per share ($51,840 ÷ 1,115.2 shares)		$ 46.48

Maximum offering price per share (100/96.50 of $46.48)		$ 48.17

Class C: Net Asset Value and offering price per share ($201,152 ÷ 4,332.5 shares)A		$ 46.43

Income Replacement 2018: Net Asset Value, offering price and redemption price per share ($3,681,046 ÷ 79,235.3 shares)		$ 46.46

Institutional Class: Net Asset Value, offering price and redemption price per share ($349,805 ÷ 7,528.9 shares)		$ 46.46

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 108,410

Expenses
Distribution fees	$ 4,428
Independent trustees' compensation	18
Total expenses before reductions	4,446
Expense reductions	(18)	4,428
Net investment income (loss)		103,982
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(91,707)
Capital gain distributions from underlying funds	23,701	(68,006)
Change in net unrealized appreciation (depreciation) on underlying funds		484,491
Net gain (loss)		416,485
Net increase (decrease) in net assets resulting from operations		$ 520,467

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 103,982	$ 146,673
Net realized gain (loss)	(68,006)	(534,285)
Change in net unrealized appreciation (depreciation)	484,491	(337,001)
Net increase (decrease) in net assets resulting from operations	520,467	(724,613)
Distributions to shareholders from net investment income	(103,950)	(148,470)
Distributions to shareholders from net realized gain	(13,543)	(55,239)
Total distributions	(117,493)	(203,709)
Share transactions - net increase (decrease)	211,898	(1,262,213)
Total increase (decrease) in net assets	614,872	(2,190,535)

Net Assets
Beginning of period	4,816,356	7,006,891
End of period (including undistributed net investment income of $1,816 and undistributed net investment income of $1,783, respectively)	$ 5,431,228	$ 4,816,356

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.81	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.836	1.092	1.163
Net realized and unrealized gain (loss)	3.763	(4.138)	(2.454)
Total from investment operations	4.599	(3.046)	(1.291)
Distributions from net investment income	(.839)	(1.124)	(1.119)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.959)	(1.604)	(1.249)
Net asset value, end of period	$ 46.45	$ 42.81	$ 47.46
Total Return B, C, D	10.80%	(6.06)%	(2.68)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.83%	2.69%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,147	$ 833	$ 1,107
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.83	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.989	1.075
Net realized and unrealized gain (loss)	3.759	(4.128)	(2.483)
Total from investment operations	4.481	(3.139)	(1.408)
Distributions from net investment income	(.711)	(1.011)	(1.002)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.831)	(1.491)	(1.132)
Net asset value, end of period	$ 46.48	$ 42.83	$ 47.46
Total Return B, C, D	10.51%	(6.28)%	(2.91)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.58%	2.44%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 52	$ 91	$ 154
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.80	$ 47.41	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.495	.786	.836
Net realized and unrealized gain (loss)	3.760	(4.122)	(2.476)
Total from investment operations	4.255	(3.336)	(1.640)
Distributions from net investment income	(.505)	(.794)	(.820)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(.625)	(1.274)	(.950)
Net asset value, end of period	$ 46.43	$ 42.80	$ 47.41
Total Return B, C, D	9.98%	(6.75)%	(3.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.08%	1.94%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 201	$ 131	$ 365
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2018

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.46	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.202	1.280
Net realized and unrealized gain (loss)	3.761	(4.138)	(2.469)
Total from investment operations	4.711	(2.936)	(1.189)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.46
Total Return B, C	11.07%	(5.81)%	(2.48)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,681	$ 3,435	$ 5,167
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.82	$ 47.47	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.950	1.175	1.295
Net realized and unrealized gain (loss)	3.761	(4.121)	(2.474)
Total from investment operations	4.711	(2.946)	(1.179)
Distributions from net investment income	(.951)	(1.224)	(1.221)
Distributions from net realized gain	(.120)	(.480)	(.130)
Total distributions	(1.071)	(1.704)	(1.351)
Net asset value, end of period	$ 46.46	$ 42.82	$ 47.47
Total Return B, C	11.07%	(5.83)%	(2.46)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.08%	2.94%	2.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 350	$ 326	$ 214
Portfolio turnover rate	24%	51%	46% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.3	4.4
Fidelity Disciplined Equity Fund	4.4	4.5
Fidelity Equity-Income Fund	4.5	4.5
Fidelity Large Cap Core Enhanced Index Fund	7.2	7.2
Fidelity Series 100 Index Fund	5.4	5.4
Fidelity Series Broad Market Opportunities Fund	7.2	7.2
Fidelity Series Small Cap Opportunities Fund	2.9	2.9
	35.9	36.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	4.2	4.2
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.5	1.6
Fidelity Strategic Income Fund	1.5	1.7
	3.0	3.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	7.1	7.1
Fidelity Strategic Real Return Fund	7.2	6.9
Fidelity Total Bond Fund	21.3	21.6
	35.6	35.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	10.6	10.3
Fidelity Short-Term Bond Fund	10.7	10.5
	21.3	20.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0*	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	35.9%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.0%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	21.3%

Six months ago
Domestic Equity Funds	36.1%
International Equity Funds	4.2%
High Yield Fixed-Income Funds	3.3%
Investment Grade Fixed-Income Funds	35.6%
Short-Term Funds	20.8%

Expected
Domestic Equity Funds	35.0%
International Equity Funds	3.9%
High Yield Fixed-Income Funds	2.9%
Investment Grade Fixed-Income Funds	35.9%
Short-Term Funds	22.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2020 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 40.1%
	Shares	Value
Domestic Equity Funds - 35.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	9,427	$ 141,306
Fidelity Disciplined Equity Fund	7,191	147,634
Fidelity Equity-Income Fund	3,833	149,597
Fidelity Large Cap Core Enhanced Index Fund	31,308	237,312
Fidelity Series 100 Index Fund	22,884	178,727
Fidelity Series Broad Market Opportunities Fund	27,975	238,067
Fidelity Series Small Cap Opportunities Fund (a)	11,053	96,823
TOTAL DOMESTIC EQUITY FUNDS		1,189,466
International Equity Funds - 4.2%
Fidelity Advisor International Discovery Fund Institutional Class	4,758	137,694
TOTAL EQUITY FUNDS (Cost $1,340,943)		1,327,160
Fixed-Income Funds - 38.6%

High Yield Fixed-Income Funds - 3.0%
Fidelity Capital & Income Fund	5,738	50,611
Fidelity Strategic Income Fund	4,531	50,517
TOTAL HIGH YIELD FIXED-INCOME FUNDS		101,128

	Shares	Value
Investment Grade Fixed-Income Funds - 35.6%
Fidelity Government Income Fund	21,621	$ 233,940
Fidelity Strategic Real Return Fund	26,813	238,101
Fidelity Total Bond Fund	64,411	705,299
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,177,340
TOTAL FIXED-INCOME FUNDS (Cost $1,202,709)		1,278,468
Short-Term Funds - 21.3%

Fidelity Institutional Money Market Portfolio Institutional Class	351,608	351,608
Fidelity Short-Term Bond Fund	41,719	352,943
TOTAL SHORT-TERM FUNDS (Cost $698,193)		704,551
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,241,845)	3,310,179
NET OTHER ASSETS (LIABILITIES) - 0.0%	(425)
NET ASSETS - 100%	$ 3,309,754
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $122,224 of which $3,778 and $118,446 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $3,241,845) - See accompanying schedule		$ 3,310,179
Receivable for fund shares sold		85,658
Total assets		3,395,837

Liabilities
Payable for investments purchased	$ 85,658
Distribution fees payable	425
Total liabilities		86,083

Net Assets		$ 3,309,754
Net Assets consist of:
Paid in capital		$ 3,472,724
Undistributed net investment income		1,012
Accumulated undistributed net realized gain (loss) on investments		(232,316)
Net unrealized appreciation (depreciation) on investments		68,334
Net Assets		$ 3,309,754

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($607,271 ÷ 13,175.5 shares)		$ 46.09

Maximum offering price per share (100/94.25 of $46.09)		$ 48.90
Class T: Net Asset Value and redemption price per share ($133,860 ÷ 2,904.1 shares)		$ 46.09

Maximum offering price per share (100/96.50 of $46.09)		$ 47.76

Class C: Net Asset Value and offering price per share ($294,579 ÷ 6,395.2 shares)A		$ 46.06

Income Replacement 2020: Net Asset Value, offering price and redemption price per share ($2,225,101 ÷ 48,273.3 shares)		$ 46.09

Institutional Class: Net Asset Value, offering price and redemption price per share ($48,943 ÷ 1,061.8 shares)		$ 46.09

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 63,338

Expenses
Distribution fees	$ 4,980
Independent trustees' compensation	11
Total expenses before reductions	4,991
Expense reductions	(11)	4,980
Net investment income (loss)		58,358
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(30,991)
Capital gain distributions from underlying funds	13,230	(17,761)
Change in net unrealized appreciation (depreciation) on underlying funds		270,430
Net gain (loss)		252,669
Net increase (decrease) in net assets resulting from operations		$ 311,027

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2020 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,358	$ 65,284
Net realized gain (loss)	(17,761)	(187,832)
Change in net unrealized appreciation (depreciation)	270,430	(83,658)
Net increase (decrease) in net assets resulting from operations	311,027	(206,206)
Distributions to shareholders from net investment income	(58,210)	(65,385)
Distributions to shareholders from net realized gain	(7,714)	(22,288)
Total distributions	(65,924)	(87,673)
Share transactions - net increase (decrease)	451,360	545,934
Total increase (decrease) in net assets	696,463	252,055

Net Assets
Beginning of period	2,613,291	2,361,236
End of period (including undistributed net investment income of $1,012 and undistributed net investment income of $864, respectively)	$ 3,309,754	$ 2,613,291

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.11	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.812	1.027	1.085
Net realized and unrealized gain (loss)	3.930	(4.465)	(2.692)
Total from investment operations	4.742	(3.438)	(1.607)
Distributions from net investment income	(.817)	(1.032)	(1.113)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.932)	(1.392)	(1.283)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.11
Total Return B, C, D	11.27%	(7.00)%	(3.33)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.79%	2.60%	2.42% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 607	$ 502	$ 503
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.28	$ 47.10	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.696	.926	.985
Net realized and unrealized gain (loss)	3.928	(4.460)	(2.707)
Total from investment operations	4.624	(3.534)	(1.722)
Distributions from net investment income	(.699)	(.926)	(1.008)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.814)	(1.286)	(1.178)
Net asset value, end of period	$ 46.09	$ 42.28	$ 47.10
Total Return B, C, D	10.98%	(7.23)%	(3.56)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.54%	2.35%	2.17% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 134	$ 171	$ 187
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.26	$ 47.08	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.473	.736	.755
Net realized and unrealized gain (loss)	3.923	(4.471)	(2.699)
Total from investment operations	4.396	(3.735)	(1.944)
Distributions from net investment income	(.481)	(.725)	(.806)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(.596)	(1.085)	(.976)
Net asset value, end of period	$ 46.06	$ 42.26	$ 47.08
Total Return B, C, D	10.43%	(7.70)%	(3.99)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.05%	1.85%	1.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 295	$ 221	$ 275
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2020

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.125	1.190
Net realized and unrealized gain (loss)	3.919	(4.464)	(2.677)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, C	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.86%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,225	$ 1,624	$ 1,233
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 42.29	$ 47.12	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.928	1.138	1.215
Net realized and unrealized gain (loss)	3.916	(4.477)	(2.702)
Total from investment operations	4.844	(3.339)	(1.487)
Distributions from net investment income	(.929)	(1.131)	(1.223)
Distributions from net realized gain	(.115)	(.360)	(.170)
Total distributions	(1.044)	(1.491)	(1.393)
Net asset value, end of period	$ 46.09	$ 42.29	$ 47.12
Total Return B, H	11.52%	(6.76)%	(3.10)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.04%	2.85%	2.67% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 49	$ 95	$ 163
Portfolio turnover rate	38%	60%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.7	4.7
Fidelity Disciplined Equity Fund	4.9	4.8
Fidelity Equity-Income Fund	4.9	4.9
Fidelity Large Cap Core Enhanced Index Fund	7.9	7.8
Fidelity Series 100 Index Fund	5.9	5.9
Fidelity Series Broad Market Opportunities Fund	7.9	7.9
Fidelity Series Small Cap Opportunities Fund	3.2	3.1
	39.4	39.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.1	5.0
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	1.9	1.9
Fidelity Strategic Income Fund	1.8	2.0
	3.7	3.9
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.6	6.8
Fidelity Strategic Real Return Fund	6.8	6.5
Fidelity Total Bond Fund	20.0	20.4
	33.4	33.7
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	9.2	9.1
Fidelity Short-Term Bond Fund	9.2	9.2
	18.4	18.3
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	39.4%
International Equity Funds	5.1%
High Yield Fixed-Income Funds	3.7%
Investment Grade Fixed-Income Funds	33.4%
Short-Term Funds	18.4%

Six months ago
Domestic Equity Funds	39.1%
International Equity Funds	5.0%
High Yield Fixed-Income Funds	3.9%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	18.3%

Expected
Domestic Equity Funds	38.9%
International Equity Funds	4.8%
High Yield Fixed-Income Funds	3.6%
Investment Grade Fixed-Income Funds	33.7%
Short-Term Funds	19.0%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2022 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 44.5%
	Shares	Value
Domestic Equity Funds - 39.4%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,002	$ 119,956
Fidelity Disciplined Equity Fund	6,108	125,402
Fidelity Equity-Income Fund	3,257	127,116
Fidelity Large Cap Core Enhanced Index Fund	26,618	201,767
Fidelity Series 100 Index Fund	19,450	151,906
Fidelity Series Broad Market Opportunities Fund	23,787	202,426
Fidelity Series Small Cap Opportunities Fund (a)	9,388	82,241
TOTAL DOMESTIC EQUITY FUNDS		1,010,814
International Equity Funds - 5.1%
Fidelity Advisor International Discovery Fund Institutional Class	4,488	129,889
TOTAL EQUITY FUNDS (Cost $1,391,033)		1,140,703
Fixed-Income Funds - 37.1%

High Yield Fixed-Income Funds - 3.7%
Fidelity Capital & Income Fund	5,413	47,741
Fidelity Strategic Income Fund	4,274	47,650
TOTAL HIGH YIELD FIXED-INCOME FUNDS		95,391

	Shares	Value
Investment Grade Fixed-Income Funds - 33.4%
Fidelity Government Income Fund	15,748	$ 170,397
Fidelity Strategic Real Return Fund	19,539	173,505
Fidelity Total Bond Fund	46,804	512,507
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		856,409
TOTAL FIXED-INCOME FUNDS (Cost $922,430)		951,800
Short-Term Funds - 18.4%

Fidelity Institutional Money Market Portfolio Institutional Class	234,887	234,887
Fidelity Short-Term Bond Fund	27,873	235,805
TOTAL SHORT-TERM FUNDS (Cost $469,638)		470,692
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,783,101)	2,563,195
NET OTHER ASSETS (LIABILITIES) - 0.0%	(73)
NET ASSETS - 100%	$ 2,563,122
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $545,422 of which $64,025 and $481,397 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $109,973 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2022 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,783,101) - See accompanying schedule	$ 2,563,195

Liabilities
Distribution fees payable	73

Net Assets	$ 2,563,122
Net Assets consist of:
Paid in capital	$ 3,474,750
Undistributed net investment income	816
Accumulated undistributed net realized gain (loss) on investments	(692,538)
Net unrealized appreciation (depreciation) on investments	(219,906)
Net Assets	$ 2,563,122

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($41,953 ÷ 920.41 shares)	$ 45.58

Maximum offering price per share (100/94.25 of $45.58)	$ 48.36
Class T: Net Asset Value and redemption price per share ($77,108 ÷ 1,692.11 shares)	$ 45.57

Maximum offering price per share (100/96.50 of $45.57)	$ 47.22

Class C: Net Asset Value and offering price per share ($43,944 ÷ 964.21 shares)A	$ 45.58

Income Replacement 2022: Net Asset Value, offering price and redemption price per share ($2,395,022 ÷ 52,566.21 shares)	$ 45.56

Institutional Class: Net Asset Value, offering price and redemption price per share ($5,095 ÷ 111.82 shares)	$ 45.56

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 58,213

Expenses
Distribution fees	$ 1,165
Independent trustees' compensation	10
Total expenses before reductions	1,175
Expense reductions	(10)	1,165
Net investment income (loss)		57,048
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(73,167)
Capital gain distributions from underlying funds	12,963	(60,204)
Change in net unrealized appreciation (depreciation) on underlying funds		328,653
Net gain (loss)		268,449
Net increase (decrease) in net assets resulting from operations		$ 325,497

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 57,048	$ 96,713
Net realized gain (loss)	(60,204)	(581,422)
Change in net unrealized appreciation (depreciation)	328,653	(193,067)
Net increase (decrease) in net assets resulting from operations	325,497	(677,776)
Distributions to shareholders from net investment income	(57,173)	(98,247)
Distributions to shareholders from net realized gain	(19,734)	(36,959)
Total distributions	(76,907)	(135,206)
Share transactions - net increase (decrease)	(508,119)	(1,903,231)
Total increase (decrease) in net assets	(259,529)	(2,716,213)

Net Assets
Beginning of period	2,822,651	5,538,864
End of period (including undistributed net investment income of $816 and undistributed net investment income of $941, respectively)	$ 2,563,122	$ 2,822,651

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.05	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.815	1.035	1.087
Net realized and unrealized gain (loss)	3.980	(4.739)	(2.853)
Total from investment operations	4.795	(3.704)	(1.766)
Distributions from net investment income	(.793)	(1.056)	(1.014)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.085)	(1.476)	(1.184)
Net asset value, end of period	$ 45.58	$ 41.87	$ 47.05
Total Return B, C, H	11.53%	(7.53)%	(3.64)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.82%	2.62%	2.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 42	$ 122	$ 289
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.702	.933	.982
Net realized and unrealized gain (loss)	3.985	(4.736)	(2.862)
Total from investment operations	4.687	(3.803)	(1.880)
Distributions from net investment income	(.685)	(.957)	(.910)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.977)	(1.377)	(1.080)
Net asset value, end of period	$ 45.57	$ 41.86	$ 47.04
Total Return B, C, H	11.27%	(7.77)%	(3.87)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.57%	2.37%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 77	$ 112	$ 187
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.04	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.477	.737	.760
Net realized and unrealized gain (loss)	3.989	(4.745)	(2.860)
Total from investment operations	4.466	(4.008)	(2.100)
Distributions from net investment income	(.454)	(.752)	(.690)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(.746)	(1.172)	(.860)
Net asset value, end of period	$ 45.58	$ 41.86	$ 47.04
Total Return B, C, H	10.72%	(8.25)%	(4.29)%
Ratios to Average Net Assets E, G
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 44	$ 69	$ 120
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2022

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.87	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.925	1.144	1.190
Net realized and unrealized gain (loss)	3.978	(4.752)	(2.836)
Total from investment operations	4.903	(3.608)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.87	$ 47.06
Total Return B, C	11.80%	(7.30)%	(3.41)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,395	$ 2,353	$ 4,666
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.86	$ 47.06	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.918	1.131	1.208
Net realized and unrealized gain (loss)	3.995	(4.749)	(2.854)
Total from investment operations	4.913	(3.618)	(1.646)
Distributions from net investment income	(.921)	(1.162)	(1.124)
Distributions from net realized gain	(.292)	(.420)	(.170)
Total distributions	(1.213)	(1.582)	(1.294)
Net asset value, end of period	$ 45.56	$ 41.86	$ 47.06
Total Return B, H	11.83%	(7.33)%	(3.41)%
Ratios to Average Net Assets D, G
Expenses before reductions	.00% E	.01%	.00% A, E
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	2.07%	2.87%	2.66% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5	$ 166	$ 277
Portfolio turnover rate	24%	22%	32% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	4.9	5.0
Fidelity Disciplined Equity Fund	5.2	5.1
Fidelity Equity-Income Fund	5.2	5.2
Fidelity Large Cap Core Enhanced Index Fund	8.3	8.2
Fidelity Series 100 Index Fund	6.3	6.1
Fidelity Series Broad Market Opportunities Fund	8.3	8.2
Fidelity Series Small Cap Opportunities Fund	3.4	3.3
	41.6	41.1
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	5.9	5.8
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.1	2.2
Fidelity Strategic Income Fund	2.1	2.2
	4.2	4.4
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.3	6.5
Fidelity Strategic Real Return Fund	6.5	6.2
Fidelity Total Bond Fund	19.1	19.4
	31.9	32.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	8.2	8.3
Fidelity Short-Term Bond Fund	8.2	8.3
	16.4	16.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	41.6%
International Equity Funds	5.9%
High Yield Fixed-Income Funds	4.2%
Investment Grade Fixed-Income Funds	31.9%
Short-Term Funds	16.4%

Six months ago
Domestic Equity Funds	41.1%
International Equity Funds	5.8%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	32.1%
Short-Term Funds	16.6%

Expected
Domestic Equity Funds	41.3%
International Equity Funds	5.6%
High Yield Fixed-Income Funds	4.0%
Investment Grade Fixed-Income Funds	32.2%
Short-Term Funds	16.9%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2024 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 47.5%
	Shares	Value
Domestic Equity Funds - 41.6%
Fidelity Advisor Mid Cap II Fund Institutional Class	5,055	$ 75,773
Fidelity Disciplined Equity Fund	3,858	79,201
Fidelity Equity-Income Fund	2,057	80,298
Fidelity Large Cap Core Enhanced Index Fund	16,829	127,568
Fidelity Series 100 Index Fund	12,298	96,045
Fidelity Series Broad Market Opportunities Fund	15,040	127,990
Fidelity Series Small Cap Opportunities Fund (a)	5,926	51,914
TOTAL DOMESTIC EQUITY FUNDS		638,789
International Equity Funds - 5.9%
Fidelity Advisor International Discovery Fund Institutional Class	3,123	90,368
TOTAL EQUITY FUNDS (Cost $800,230)		729,157
Fixed-Income Funds - 36.1%

High Yield Fixed-Income Funds - 4.2%
Fidelity Capital & Income Fund	3,649	32,183
Fidelity Strategic Income Fund	2,881	32,122
TOTAL HIGH YIELD FIXED-INCOME FUNDS		64,305

	Shares	Value
Investment Grade Fixed-Income Funds - 31.9%
Fidelity Government Income Fund	8,994	$ 97,312
Fidelity Strategic Real Return Fund	11,161	99,113
Fidelity Total Bond Fund	26,758	293,001
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		489,426
TOTAL FIXED-INCOME FUNDS (Cost $528,038)		553,731
Short-Term Funds - 16.4%

Fidelity Institutional Money Market Portfolio Institutional Class	125,973	125,973
Fidelity Short-Term Bond Fund	14,959	126,556
TOTAL SHORT-TERM FUNDS (Cost $250,342)		252,529
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,578,610)	1,535,417
NET OTHER ASSETS (LIABILITIES) - 0.0%	100
NET ASSETS - 100%	$ 1,535,517
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $76,448 of which $9,801 and $66,647 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $47,112 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2024 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,578,610) - See accompanying schedule		$ 1,535,417
Cash		72
Receivable for investments sold		25,455
Other receivables		239
Total assets		1,561,183

Liabilities
Payable for fund shares redeemed	$ 25,453
Distribution fees payable	213
Total liabilities		25,666

Net Assets		$ 1,535,517
Net Assets consist of:
Paid in capital		$ 1,730,826
Undistributed net investment income		438
Accumulated undistributed net realized gain (loss) on investments		(152,554)
Net unrealized appreciation (depreciation) on investments		(43,193)
Net Assets		$ 1,535,517

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($260,429 ÷ 5,734.6 shares)		$ 45.41

Maximum offering price per share (100/94.25 of $45.41)		$ 48.18
Class T: Net Asset Value and redemption price per share ($53,672 ÷ 1,181.6 shares)		$ 45.42

Maximum offering price per share (100/96.50 of $45.42)		$ 47.07

Class C: Net Asset Value and offering price per share ($159,016 ÷ 3,503.8 shares)A		$ 45.38

Income Replacement 2024: Net Asset Value, offering price and redemption price per share ($1,025,732 ÷ 22,583.0 shares)		$ 45.42

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,668 ÷ 807.3 shares)		$ 45.42

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 33,529

Expenses
Distribution fees	$ 2,657
Independent trustees' compensation	5
Total expenses before reductions	2,662
Expense reductions	(5)	2,657
Net investment income (loss)		30,872
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(44,461)
Capital gain distributions from underlying funds	7,097	(37,364)
Change in net unrealized appreciation (depreciation) on underlying funds		180,425
Net gain (loss)		143,061
Net increase (decrease) in net assets resulting from operations		$ 173,933

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 30,872	$ 34,036
Net realized gain (loss)	(37,364)	(94,769)
Change in net unrealized appreciation (depreciation)	180,425	(134,829)
Net increase (decrease) in net assets resulting from operations	173,933	(195,562)
Distributions to shareholders from net investment income	(30,833)	(34,212)
Distributions to shareholders from net realized gain	(4,233)	(15,755)
Total distributions	(35,066)	(49,967)
Share transactions - net increase (decrease)	87,922	128,867
Total increase (decrease) in net assets	226,789	(116,662)

Net Assets
Beginning of period	1,308,728	1,425,390
End of period (including undistributed net investment income of $438 and undistributed net investment income of $399, respectively)	$ 1,535,517	$ 1,308,728

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.811	1.014	1.063
Net realized and unrealized gain (loss)	4.020	(5.004)	(2.884)
Total from investment operations	4.831	(3.990)	(1.821)
Distributions from net investment income	(.791)	(1.020)	(1.039)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.901)	(1.500)	(1.209)
Net asset value, end of period	$ 45.41	$ 41.48	$ 46.97
Total Return B, C, D	11.70%	(8.10)%	(3.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.82%	2.62%	2.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 260	$ 287	$ 286
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.97	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.701	.919	.966
Net realized and unrealized gain (loss)	4.025	(5.010)	(2.903)
Total from investment operations	4.726	(4.091)	(1.937)
Distributions from net investment income	(.676)	(.919)	(.923)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.786)	(1.399)	(1.093)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.97
Total Return B, C, H	11.43%	(8.34)%	(3.99)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.57%	2.37%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 54	$ 69	$ 96
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.45	$ 46.93	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.476	.726	.728
Net realized and unrealized gain (loss)	4.020	(5.005)	(2.903)
Total from investment operations	4.496	(4.279)	(2.175)
Distributions from net investment income	(.456)	(.721)	(.725)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(.566)	(1.201)	(.895)
Net asset value, end of period	$ 45.38	$ 41.45	$ 46.93
Total Return B, C, D	10.87%	(8.80)%	(4.45)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.07%	1.87%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 159	$ 147	$ 233
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2024

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.49	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.924	1.118	1.166
Net realized and unrealized gain (loss)	4.020	(5.011)	(2.868)
Total from investment operations	4.944	(3.893)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.49	$ 46.98
Total Return B, C	11.98%	(7.87)%	(3.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,026	$ 749	$ 714
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 41.48	$ 46.98	$ 50.00
Income from Investment Operations
Net investment income (loss) C	.922	1.119	1.194
Net realized and unrealized gain (loss)	4.032	(5.022)	(2.896)
Total from investment operations	4.954	(3.903)	(1.702)
Distributions from net investment income	(.904)	(1.117)	(1.148)
Distributions from net realized gain	(.110)	(.480)	(.170)
Total distributions	(1.014)	(1.597)	(1.318)
Net asset value, end of period	$ 45.42	$ 41.48	$ 46.98
Total Return B, H	12.00%	(7.89)%	(3.53)%
Ratios to Average Net Assets D, G
Expenses before reductions E	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.07%	2.87%	2.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 97
Portfolio turnover rate	34%	64%	41% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Calculated based on average shares outstanding during the period.

D Amounts do not include the activity of the underlying funds.

E Amount represents less than .01%.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.1	5.2
Fidelity Disciplined Equity Fund	5.4	5.3
Fidelity Equity-Income Fund	5.4	5.3
Fidelity Large Cap Core Enhanced Index Fund	8.6	8.5
Fidelity Series 100 Index Fund	6.5	6.4
Fidelity Series Broad Market Opportunities Fund	8.7	8.5
Fidelity Series Small Cap Opportunities Fund	3.5	3.4
	43.2	42.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	6.7	6.6
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.3	2.3
Fidelity Strategic Income Fund	2.2	2.4
	4.5	4.7
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	6.0	6.2
Fidelity Strategic Real Return Fund	6.2	6.0
Fidelity Total Bond Fund	18.3	18.7
	30.5	30.9
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	7.5	7.5
Fidelity Short-Term Bond Fund	7.6	7.7
	15.1	15.2
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	43.2%
International Equity Funds	6.7%
High Yield Fixed-Income Funds	4.5%
Investment Grade Fixed-Income Funds	30.5%
Short-Term Funds	15.1%

Six months ago
Domestic Equity Funds	42.6%
International Equity Funds	6.6%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	30.9%
Short-Term Funds	15.2%

Expected
Domestic Equity Funds	43.0%
International Equity Funds	6.4%
High Yield Fixed-Income Funds	4.4%
Investment Grade Fixed-Income Funds	30.6%
Short-Term Funds	15.6%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2026 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 49.9%
	Shares	Value
Domestic Equity Funds - 43.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	3,393	$ 50,856
Fidelity Disciplined Equity Fund	2,590	53,172
Fidelity Equity-Income Fund	1,381	53,895
Fidelity Large Cap Core Enhanced Index Fund	11,284	85,534
Fidelity Series 100 Index Fund	8,242	64,369
Fidelity Series Broad Market Opportunities Fund	10,083	85,808
Fidelity Series Small Cap Opportunities Fund (a)	3,979	34,858
TOTAL DOMESTIC EQUITY FUNDS		428,492
International Equity Funds - 6.7%
Fidelity Advisor International Discovery Fund Institutional Class	2,292	66,323
TOTAL EQUITY FUNDS (Cost $555,438)		494,815
Fixed-Income Funds - 35.0%

High Yield Fixed-Income Funds - 4.5%
Fidelity Capital & Income Fund	2,564	22,611
Fidelity Strategic Income Fund	2,024	22,569
TOTAL HIGH YIELD FIXED-INCOME FUNDS		45,180

	Shares	Value
Investment Grade Fixed-Income Funds - 30.5%
Fidelity Government Income Fund	5,557	$ 60,132
Fidelity Strategic Real Return Fund	6,894	61,223
Fidelity Total Bond Fund	16,552	181,239
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		302,594
TOTAL FIXED-INCOME FUNDS (Cost $336,450)		347,774
Short-Term Funds - 15.1%

Fidelity Institutional Money Market Portfolio Institutional Class	74,909	74,909
Fidelity Short-Term Bond Fund	8,889	75,201
TOTAL SHORT-TERM FUNDS (Cost $149,820)		150,110
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,041,708)	992,699
NET OTHER ASSETS (LIABILITIES) - 0.0%	(201)
NET ASSETS - 100%	$ 992,498
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $240,189 of which $4,903 and $235,286 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2026 Fund
Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,041,708) - See accompanying schedule	$ 992,699

Liabilities
Distribution fees payable	201

Net Assets	$ 992,498
Net Assets consist of:
Paid in capital	$ 1,314,034
Undistributed net investment income	259
Accumulated undistributed net realized gain (loss) on investments	(272,786)
Net unrealized appreciation (depreciation) on investments	(49,009)
Net Assets	$ 992,498

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($44,522 ÷ 990.9 shares)	$ 44.93

Maximum offering price per share (100/94.25 of $44.93)	$ 47.67
Class T: Net Asset Value and redemption price per share ($115,876 ÷ 2,579.4 shares)	$ 44.92

Maximum offering price per share (100/96.50 of $44.92)	$ 46.55

Class C: Net Asset Value and offering price per share ($174,030 ÷ 3,876.5 shares)A	$ 44.89

Income Replacement 2026: Net Asset Value, offering price and redemption price per share ($621,696 ÷ 13,838.8 shares)	$ 44.92

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,374 ÷ 809.7 shares)	$ 44.92

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,094

Expenses
Distribution fees	$ 2,511
Independent trustees' compensation	3
Total expenses before reductions	2,514
Expense reductions	(3)	2,511
Net investment income (loss)		13,583
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(49,185)
Capital gain distributions from underlying funds	3,082	(46,103)
Change in net unrealized appreciation (depreciation) on underlying funds		120,286
Net gain (loss)		74,183
Net increase (decrease) in net assets resulting from operations		$ 87,766

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 13,583	$ 26,863
Net realized gain (loss)	(46,103)	(215,946)
Change in net unrealized appreciation (depreciation)	120,286	(62,196)
Net increase (decrease) in net assets resulting from operations	87,766	(251,279)
Distributions to shareholders from net investment income	(13,653)	(27,271)
Distributions to shareholders from net realized gain	(1,823)	(19,439)
Total distributions	(15,476)	(46,710)
Share transactions - net increase (decrease)	199,973	(573,294)
Total increase (decrease) in net assets	272,263	(871,283)

Net Assets
Beginning of period	720,235	1,591,518
End of period (including undistributed net investment income of $259 and undistributed net investment income of $329, respectively)	$ 992,498	$ 720,235

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.743	1.042	1.076
Net realized and unrealized gain (loss)	4.098	(5.184)	(3.105)
Total from investment operations	4.841	(4.142)	(2.029)
Distributions from net investment income	(.771)	(1.028)	(1.031)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.881)	(1.648)	(1.211)
Net asset value, end of period	$ 44.93	$ 40.97	$ 46.76
Total Return B, C, H	11.87%	(8.56)%	(4.19)%
Ratios to Average Net Assets E, G
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.68%	2.70%	2.36% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 69	$ 131
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 F
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.76	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.638	.944	.966
Net realized and unrealized gain (loss)	4.092	(5.184)	(3.110)
Total from investment operations	4.730	(4.240)	(2.144)
Distributions from net investment income	(.670)	(.930)	(.916)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.780)	(1.550)	(1.096)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.76
Total Return B, C, H	11.59%	(8.79)%	(4.41)%
Ratios to Average Net Assets E, G
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.44%	2.45%	2.11% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 116	$ 55	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F For the period August 30, 2007 (commencement of operations) to July 31, 2008.

G Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

H Total returns would have been lower had certain expenses not been reduced during the periods shown.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.95	$ 46.72	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.412	.757	.723
Net realized and unrealized gain (loss)	4.087	(5.183)	(3.090)
Total from investment operations	4.499	(4.426)	(2.367)
Distributions from net investment income	(.449)	(.724)	(.733)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.559)	(1.344)	(.913)
Net asset value, end of period	$ 44.89	$ 40.95	$ 46.72
Total Return B, C, D	11.01%	(9.25)%	(4.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.94%	1.95%	1.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 174	$ 183	$ 485
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2026

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.856	1.138	1.168
Net realized and unrealized gain (loss)	4.091	(5.190)	(3.079)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 622	$ 357	$ 783
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.97	$ 46.77	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	1.136	1.196
Net realized and unrealized gain (loss)	4.092	(5.188)	(3.107)
Total from investment operations	4.947	(4.052)	(1.911)
Distributions from net investment income	(.887)	(1.128)	(1.139)
Distributions from net realized gain	(.110)	(.620)	(.180)
Total distributions	(.997)	(1.748)	(1.319)
Net asset value, end of period	$ 44.92	$ 40.97	$ 46.77
Total Return B, C	12.14%	(8.34)%	(3.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.94%	2.95%	2.61% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	61%	26%	21% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.2	5.3
Fidelity Disciplined Equity Fund	5.5	5.4
Fidelity Equity-Income Fund	5.6	5.5
Fidelity Large Cap Core Enhanced Index Fund	8.8	8.7
Fidelity Series 100 Index Fund	6.7	6.5
Fidelity Series Broad Market Opportunities Fund	8.9	8.7
Fidelity Series Small Cap Opportunities Fund	3.6	3.5
	44.3	43.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	7.5	7.4
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.5
Fidelity Strategic Income Fund	2.4	2.5
	4.9	5.0
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.9	6.0
Fidelity Strategic Real Return Fund	6.0	5.9
Fidelity Total Bond Fund	17.7	18.3
	29.6	30.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.8	6.9
Fidelity Short-Term Bond Fund	6.9	6.9
	13.7	13.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	44.3%
International Equity Funds	7.5%
High Yield Fixed-Income Funds	4.9%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	13.7%

Six months ago
Domestic Equity Funds	43.6%
International Equity Funds	7.4%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	30.2%
Short-Term Funds	13.8%

Expected
Domestic Equity Funds	44.3%
International Equity Funds	7.2%
High Yield Fixed-Income Funds	4.7%
Investment Grade Fixed-Income Funds	29.6%
Short-Term Funds	14.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2028 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 51.8%
	Shares	Value
Domestic Equity Funds - 44.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	21,605	$ 323,858
Fidelity Disciplined Equity Fund	16,506	338,866
Fidelity Equity-Income Fund	8,800	343,482
Fidelity Large Cap Core Enhanced Index Fund	71,912	545,095
Fidelity Series 100 Index Fund	52,525	410,222
Fidelity Series Broad Market Opportunities Fund	64,262	546,873
Fidelity Series Small Cap Opportunities Fund (a)	25,318	221,786
TOTAL DOMESTIC EQUITY FUNDS		2,730,182
International Equity Funds - 7.5%
Fidelity Advisor International Discovery Fund Institutional Class	15,888	459,813
TOTAL EQUITY FUNDS (Cost $3,566,836)		3,189,995
Fixed-Income Funds - 34.5%

High Yield Fixed-Income Funds - 4.9%
Fidelity Capital & Income Fund	16,956	149,554
Fidelity Strategic Income Fund	13,388	149,274
TOTAL HIGH YIELD FIXED-INCOME FUNDS		298,828

	Shares	Value
Investment Grade Fixed-Income Funds - 29.6%
Fidelity Government Income Fund	33,490	$ 362,367
Fidelity Strategic Real Return Fund	41,551	368,970
Fidelity Total Bond Fund	99,744	1,092,199
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		1,823,536
TOTAL FIXED-INCOME FUNDS (Cost $2,039,439)		2,122,364
Short-Term Funds - 13.7%

Fidelity Institutional Money Market Portfolio Institutional Class	421,136	421,136
Fidelity Short-Term Bond Fund	49,973	422,772
TOTAL SHORT-TERM FUNDS (Cost $839,307)		843,908
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $6,445,582)	6,156,267
NET OTHER ASSETS (LIABILITIES) - 0.0%	(246)
NET ASSETS - 100%	$ 6,156,021
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $389,576 of which $7,815 and $381,761 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $153,499 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2028 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $6,445,582) - See accompanying schedule	$ 6,156,267
Cash	1
Total assets	6,156,268

Liabilities
Distribution fees payable	247

Net Assets	$ 6,156,021
Net Assets consist of:
Paid in capital	$ 7,127,815
Undistributed net investment income	1,839
Accumulated undistributed net realized gain (loss) on investments	(684,318)
Net unrealized appreciation (depreciation) on investments	(289,315)
Net Assets	$ 6,156,021

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($358,533 ÷ 7,937.9 shares)	$ 45.17

Maximum offering price per share (100/94.25 of $45.17)	$ 47.93
Class T: Net Asset Value and redemption price per share ($327,901 ÷ 7,260.3 shares)	$ 45.16

Maximum offering price per share (100/96.50 of $45.16)	$ 46.80

Class C: Net Asset Value and offering price per share ($50,774 ÷ 1,123.6 shares)A	$ 45.19

Income Replacement 2028: Net Asset Value, offering price and redemption price per share ($5,382,616 ÷ 119,149.8 shares)	$ 45.18

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,197 ÷ 801.2 shares)	$ 45.18

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 134,174

Expenses
Distribution fees	$ 3,225
Independent trustees' compensation	23
Total expenses before reductions	3,248
Expense reductions	(23)	3,225
Net investment income (loss)		130,949
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(221,612)
Capital gain distributions from underlying funds	28,147	(193,465)
Change in net unrealized appreciation (depreciation) on underlying funds		828,403
Net gain (loss)		634,938
Net increase (decrease) in net assets resulting from operations		$ 765,887

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 130,949	$ 179,764
Net realized gain (loss)	(193,465)	(402,726)
Change in net unrealized appreciation (depreciation)	828,403	(709,389)
Net increase (decrease) in net assets resulting from operations	765,887	(932,351)
Distributions to shareholders from net investment income	(131,065)	(180,965)
Distributions to shareholders from net realized gain	(16,965)	(58,901)
Total distributions	(148,030)	(239,866)
Share transactions - net increase (decrease)	(832,893)	252,701
Total increase (decrease) in net assets	(215,036)	(919,516)

Net Assets
Beginning of period	6,371,057	7,290,573
End of period (including undistributed net investment income of $1,839 and undistributed net investment income of $1,955, respectively)	$ 6,156,021	$ 6,371,057

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.81	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.789	1.000	.966
Net realized and unrealized gain (loss)	4.116	(5.341)	(3.085)
Total from investment operations	4.905	(4.341)	(2.119)
Distributions from net investment income	(.785)	(.979)	(.911)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.895)	(1.309)	(1.071)
Net asset value, end of period	$ 45.17	$ 41.16	$ 46.81
Total Return B, C, D	11.96%	(8.93)%	(4.36)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.78%	2.60%	2.16% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 359	$ 278	$ 371
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.80	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.678	.905	.847
Net realized and unrealized gain (loss)	4.107	(5.340)	(3.079)
Total from investment operations	4.785	(4.435)	(2.232)
Distributions from net investment income	(.675)	(.875)	(.808)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.785)	(1.205)	(.968)
Net asset value, end of period	$ 45.16	$ 41.16	$ 46.80
Total Return B, C, D	11.66%	(9.15)%	(4.57)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.53%	2.35%	1.91% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 328	$ 311	$ 606
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.16	$ 46.79	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.454	.711	.639
Net realized and unrealized gain (loss)	4.117	(5.333)	(3.104)
Total from investment operations	4.571	(4.622)	(2.465)
Distributions from net investment income	(.431)	(.678)	(.585)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(.541)	(1.008)	(.745)
Net asset value, end of period	$ 45.19	$ 41.16	$ 46.79
Total Return B, C, D	11.13%	(9.60)%	(5.02)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.84%	1.41% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 51	$ 86	$ 150
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2028

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.900	1.087	1.067
Net realized and unrealized gain (loss)	4.115	(5.330)	(3.072)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,383	$ 5,641	$ 6,068
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 41.17	$ 46.82	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.899	1.097	1.101
Net realized and unrealized gain (loss)	4.116	(5.340)	(3.106)
Total from investment operations	5.015	(4.243)	(2.005)
Distributions from net investment income	(.895)	(1.077)	(1.015)
Distributions from net realized gain	(.110)	(.330)	(.160)
Total distributions	(1.005)	(1.407)	(1.175)
Net asset value, end of period	$ 45.18	$ 41.17	$ 46.82
Total Return B, C	12.24%	(8.69)%	(4.14)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.03%	2.85%	2.40% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 56	$ 96
Portfolio turnover rate	16%	53%	33% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.4	5.4
Fidelity Disciplined Equity Fund	5.6	5.5
Fidelity Equity-Income Fund	5.7	5.6
Fidelity Large Cap Core Enhanced Index Fund	9.0	8.9
Fidelity Series 100 Index Fund	6.8	6.7
Fidelity Series Broad Market Opportunities Fund	9.0	8.9
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	45.2	44.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	8.2	8.1
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.5	2.6
Fidelity Strategic Income Fund	2.6	2.7
	5.1	5.3
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.7	5.8
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	17.1	17.6
	28.5	29.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	6.5	6.5
Fidelity Short-Term Bond Fund	6.5	6.5
	13.0	13.0
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	45.2%
International Equity Funds	8.2%
High Yield Fixed-Income Funds	5.1%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.0%

Six months ago
Domestic Equity Funds	44.6%
International Equity Funds	8.1%
High Yield Fixed-Income Funds	5.3%
Investment Grade Fixed-Income Funds	29.0%
Short-Term Funds	13.0%

Expected
Domestic Equity Funds	45.2%
International Equity Funds	8.0%
High Yield Fixed-Income Funds	5.0%
Investment Grade Fixed-Income Funds	28.5%
Short-Term Funds	13.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2030 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 53.4%
	Shares	Value
Domestic Equity Funds - 45.2%
Fidelity Advisor Mid Cap II Fund Institutional Class	7,051	$ 105,701
Fidelity Disciplined Equity Fund	5,362	110,091
Fidelity Equity-Income Fund	2,853	111,336
Fidelity Large Cap Core Enhanced Index Fund	23,352	177,011
Fidelity Series 100 Index Fund	17,058	133,226
Fidelity Series Broad Market Opportunities Fund	20,856	177,486
Fidelity Series Small Cap Opportunities Fund (a)	8,193	71,772
TOTAL DOMESTIC EQUITY FUNDS		886,623
International Equity Funds - 8.2%
Fidelity Advisor International Discovery Fund Institutional Class	5,586	161,660
TOTAL EQUITY FUNDS (Cost $1,121,853)		1,048,283
Fixed-Income Funds - 33.6%

High Yield Fixed-Income Funds - 5.1%
Fidelity Capital & Income Fund	5,663	49,944
Fidelity Strategic Income Fund	4,482	49,977
TOTAL HIGH YIELD FIXED-INCOME FUNDS		99,921

	Shares	Value
Investment Grade Fixed-Income Funds - 28.5%
Fidelity Government Income Fund	10,275	$ 111,180
Fidelity Strategic Real Return Fund	12,709	112,857
Fidelity Total Bond Fund	30,559	334,626
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		558,663
TOTAL FIXED-INCOME FUNDS (Cost $642,562)		658,584
Short-Term Funds - 13.0%

Fidelity Institutional Money Market Portfolio Institutional Class	126,890	126,890
Fidelity Short-Term Bond Fund	15,051	127,329
TOTAL SHORT-TERM FUNDS (Cost $252,740)		254,219
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,017,155)	1,961,086
NET OTHER ASSETS (LIABILITIES) - 0.0%	(187)
NET ASSETS - 100%	$ 1,960,899
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $125,799 of which $39,903 and $85,896 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2030 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $2,017,155) - See accompanying schedule	$ 1,961,086

Liabilities
Distribution fees payable	187

Net Assets	$ 1,960,899
Net Assets consist of:
Paid in capital	$ 2,169,142
Undistributed net investment income	439
Accumulated undistributed net realized gain (loss) on investments	(152,613)
Net unrealized appreciation (depreciation) on investments	(56,069)
Net Assets	$ 1,960,899

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($66,034 ÷ 1,474.9 shares)	$ 44.77

Maximum offering price per share (100/94.25 of $44.77)	$ 47.50
Class T: Net Asset Value and redemption price per share ($44,870 ÷ 1,002.0 shares)	$ 44.78

Maximum offering price per share (100/96.50 of $44.78)	$ 46.40

Class C: Net Asset Value and offering price per share ($186,253 ÷ 4,162.2 shares)A	$ 44.75

Income Replacement 2030: Net Asset Value, offering price and redemption price per share ($1,627,695 ÷ 36,361.0 shares)	$ 44.76

Institutional Class: Net Asset Value, offering price and redemption price per share ($36,047 ÷ 805.2 shares)	$ 44.77

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 16,801

Expenses
Distribution fees	$ 2,329
Independent trustees' compensation	3
Total expenses before reductions	2,332
Expense reductions	(3)	2,329
Net investment income (loss)		14,472
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(2,816)
Capital gain distributions from underlying funds	3,028	212
Change in net unrealized appreciation (depreciation) on underlying funds		65,683
Net gain (loss)		65,895
Net increase (decrease) in net assets resulting from operations		$ 80,367

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 14,472	$ 19,222
Net realized gain (loss)	212	(146,987)
Change in net unrealized appreciation (depreciation)	65,683	(39,917)
Net increase (decrease) in net assets resulting from operations	80,367	(167,682)
Distributions to shareholders from net investment income	(14,213)	(19,606)
Distributions to shareholders from net realized gain	(1,857)	(12,578)
Total distributions	(16,070)	(32,184)
Share transactions - net increase (decrease)	1,233,775	(373,887)
Total increase (decrease) in net assets	1,298,072	(573,753)

Net Assets
Beginning of period	662,827	1,236,580
End of period (including undistributed net investment income of $439 and undistributed net investment income of $180, respectively)	$ 1,960,899	$ 662,827

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.718	.978	1.034
Net realized and unrealized gain (loss)	4.180	(5.404)	(3.239)
Total from investment operations	4.898	(4.426)	(2.205)
Distributions from net investment income	(.713)	(1.004)	(.995)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.818)	(1.494)	(1.185)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C, D	12.08%	(9.22)%	(4.55)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.63%	2.57%	2.26% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 66	$ 55	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.603	.881	.920
Net realized and unrealized gain (loss)	4.182	(5.402)	(3.234)
Total from investment operations	4.785	(4.521)	(2.314)
Distributions from net investment income	(.590)	(.909)	(.886)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.695)	(1.399)	(1.076)
Net asset value, end of period	$ 44.78	$ 40.69	$ 46.61
Total Return B, C, D	11.79%	(9.45)%	(4.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.37%	2.32%	2.01% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 45	$ 71	$ 95
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.67	$ 46.58	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.385	.693	.682
Net realized and unrealized gain (loss)	4.185	(5.400)	(3.227)
Total from investment operations	4.570	(4.707)	(2.545)
Distributions from net investment income	(.385)	(.713)	(.685)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.490)	(1.203)	(.875)
Net asset value, end of period	$ 44.75	$ 40.67	$ 46.58
Total Return B, C, D	11.26%	(9.91)%	(5.21)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.88%	1.82%	1.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 186	$ 178	$ 297
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2030

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.821	1.101	1.117
Net realized and unrealized gain (loss)	4.178	(5.429)	(3.209)
Total from investment operations	4.999	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.76	$ 40.69	$ 46.61
Total Return B, C	12.34%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,628	$ 303	$ 653
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.69	$ 46.61	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.825	1.074	1.149
Net realized and unrealized gain (loss)	4.184	(5.402)	(3.241)
Total from investment operations	5.009	(4.328)	(2.092)
Distributions from net investment income	(.824)	(1.102)	(1.108)
Distributions from net realized gain	(.105)	(.490)	(.190)
Total distributions	(.929)	(1.592)	(1.298)
Net asset value, end of period	$ 44.77	$ 40.69	$ 46.61
Total Return B, C	12.36%	(8.99)%	(4.33)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.88%	2.82%	2.51% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 36	$ 55	$ 96
Portfolio turnover rate	31%	53%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.5	5.5
Fidelity Disciplined Equity Fund	5.7	5.6
Fidelity Equity-Income Fund	5.8	5.7
Fidelity Large Cap Core Enhanced Index Fund	9.2	9.1
Fidelity Series 100 Index Fund	6.9	6.8
Fidelity Series Broad Market Opportunities Fund	9.2	9.1
Fidelity Series Small Cap Opportunities Fund	3.7	3.6
	46.0	45.4
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.1	8.9
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.7	2.7
Fidelity Strategic Income Fund	2.7	2.8
	5.4	5.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.5	5.7
Fidelity Strategic Real Return Fund	5.7	5.6
Fidelity Total Bond Fund	16.7	17.3
	27.9	28.6
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.8	5.8
Fidelity Short-Term Bond Fund	5.8	5.8
	11.6	11.6
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.0%
International Equity Funds	9.1%
High Yield Fixed-Income Funds	5.4%
Investment Grade Fixed-Income Funds	27.9%
Short-Term Funds	11.6%

Six months ago
Domestic Equity Funds	45.4%
International Equity Funds	8.9%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	28.6%
Short-Term Funds	11.6%

Expected
Domestic Equity Funds	46.1%
International Equity Funds	8.8%
High Yield Fixed-Income Funds	5.2%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	12.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2032 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 55.1%
	Shares	Value
Domestic Equity Funds - 46.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,265	$ 93,913
Fidelity Disciplined Equity Fund	4,778	98,087
Fidelity Equity-Income Fund	2,547	99,408
Fidelity Large Cap Core Enhanced Index Fund	20,824	157,844
Fidelity Series 100 Index Fund	15,220	118,868
Fidelity Series Broad Market Opportunities Fund	18,608	158,353
Fidelity Series Small Cap Opportunities Fund (a)	7,338	64,281
TOTAL DOMESTIC EQUITY FUNDS		790,754
International Equity Funds - 9.1%
Fidelity Advisor International Discovery Fund Institutional Class	5,377	155,608
TOTAL EQUITY FUNDS (Cost $840,787)		946,362
Fixed-Income Funds - 33.3%

High Yield Fixed-Income Funds - 5.4%
Fidelity Capital & Income Fund	5,199	45,859
Fidelity Strategic Income Fund	4,106	45,783
TOTAL HIGH YIELD FIXED-INCOME FUNDS		91,642

	Shares	Value
Investment Grade Fixed-Income Funds - 27.9%
Fidelity Government Income Fund	8,802	$ 95,233
Fidelity Strategic Real Return Fund	10,919	96,964
Fidelity Total Bond Fund	26,225	287,161
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		479,358
TOTAL FIXED-INCOME FUNDS (Cost $532,729)		571,000
Short-Term Funds - 11.6%

Fidelity Institutional Money Market Portfolio Institutional Class	99,765	99,765
Fidelity Short-Term Bond Fund	11,836	100,136
TOTAL SHORT-TERM FUNDS (Cost $197,286)		199,901
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,570,802)	1,717,263
NET OTHER ASSETS (LIABILITIES) - 0.0%	(81)
NET ASSETS - 100%	$ 1,717,182
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $352,265 of which $9,927 and $342,338 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2032 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,570,802) - See accompanying schedule	$ 1,717,263

Liabilities
Distribution fees payable	81

Net Assets	$ 1,717,182
Net Assets consist of:
Paid in capital	$ 1,928,720
Undistributed net investment income	493
Accumulated undistributed net realized gain (loss) on investments	(358,492)
Net unrealized appreciation (depreciation) on investments	146,461
Net Assets	$ 1,717,182

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($200,453 ÷ 4,536.6 shares)	$ 44.19

Maximum offering price per share (100/94.25 of $44.19)	$ 46.89
Class T: Net Asset Value and redemption price per share ($35,304 ÷ 798.7 shares)	$ 44.20

Maximum offering price per share (100/96.50 of $44.20)	$ 45.80

Class C: Net Asset Value and offering price per share ($29,401 ÷ 664.9 shares)A	$ 44.22

Income Replacement 2032: Net Asset Value, offering price and redemption price per share ($1,391,216 ÷ 31,480.3 shares)	$ 44.19

Institutional Class: Net Asset Value, offering price and redemption price per share ($60,808 ÷ 1,376.0 shares)	$ 44.19

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 19,788

Expenses
Distribution fees	$ 1,100
Independent trustees' compensation	4
Total expenses before reductions	1,104
Expense reductions	(4)	1,100
Net investment income (loss)		18,688
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(150,883)
Capital gain distributions from underlying funds	3,642	(147,241)
Change in net unrealized appreciation (depreciation) on underlying funds		292,353
Net gain (loss)		145,112
Net increase (decrease) in net assets resulting from operations		$ 163,800

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,688	$ 26,121
Net realized gain (loss)	(147,241)	(200,914)
Change in net unrealized appreciation (depreciation)	292,353	(11,017)
Net increase (decrease) in net assets resulting from operations	163,800	(185,810)
Distributions to shareholders from net investment income	(18,690)	(25,993)
Distributions to shareholders from net realized gain	(2,138)	(19,364)
Total distributions	(20,828)	(45,357)
Share transactions - net increase (decrease)	(49,316)	436,283
Total increase (decrease) in net assets	93,656	205,116

Net Assets
Beginning of period	1,623,526	1,418,410
End of period (including undistributed net investment income of $493 and undistributed net investment income of $494, respectively)	$ 1,717,182	$ 1,623,526

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.21	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.727	.930	1.019
Net realized and unrealized gain (loss)	4.154	(5.570)	(3.322)
Total from investment operations	4.881	(4.640)	(2.303)
Distributions from net investment income	(.796)	(.960)	(.987)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.901)	(1.670)	(1.177)
Net asset value, end of period	$ 44.19	$ 40.21	$ 46.52
Total Return B, C, D	12.19%	(9.66)%	(4.75)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.67%	2.43%	2.27% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 200	$ 183	$ 402
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.52	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.620	.821	.918
Net realized and unrealized gain (loss)	4.147	(5.548)	(3.339)
Total from investment operations	4.767	(4.727)	(2.421)
Distributions from net investment income	(.682)	(.863)	(.869)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.787)	(1.573)	(1.059)
Net asset value, end of period	$ 44.20	$ 40.22	$ 46.52
Total Return B, C, D	11.90%	(9.88)%	(4.98)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.43%	2.18%	2.02% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.23	$ 46.51	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.403	.624	.690
Net realized and unrealized gain (loss)	4.143	(5.532)	(3.342)
Total from investment operations	4.546	(4.908)	(2.652)
Distributions from net investment income	(.451)	(.662)	(.648)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(.556)	(1.372)	(.838)
Net asset value, end of period	$ 44.22	$ 40.23	$ 46.51
Total Return B, C, D	11.33%	(10.32)%	(5.42)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.93%	1.68%	1.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 46	$ 95
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2032

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.832	1.014	1.122
Net realized and unrealized gain (loss)	4.147	(5.557)	(3.310)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,391	$ 1,285	$ 731
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.22	$ 46.53	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.834	1.009	1.147
Net realized and unrealized gain (loss)	4.145	(5.552)	(3.335)
Total from investment operations	4.979	(4.543)	(2.188)
Distributions from net investment income	(.904)	(1.057)	(1.092)
Distributions from net realized gain	(.105)	(.710)	(.190)
Total distributions	(1.009)	(1.767)	(1.282)
Net asset value, end of period	$ 44.19	$ 40.22	$ 46.53
Total Return B, C	12.44%	(9.43)%	(4.53)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.92%	2.68%	2.52% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 61	$ 55	$ 96
Portfolio turnover rate	95%	82%	23% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.6	5.6
Fidelity Disciplined Equity Fund	5.8	5.7
Fidelity Equity-Income Fund	5.9	5.8
Fidelity Large Cap Core Enhanced Index Fund	9.4	9.2
Fidelity Series 100 Index Fund	7.0	7.0
Fidelity Series Broad Market Opportunities Fund	9.4	9.3
Fidelity Series Small Cap Opportunities Fund	3.8	3.7
	46.9	46.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	9.9	9.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	2.8	2.9
Fidelity Strategic Income Fund	2.8	2.9
	5.6	5.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.4	5.6
Fidelity Strategic Real Return Fund	5.5	5.4
Fidelity Total Bond Fund	16.4	16.8
	27.3	27.8
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	5.1	5.2
Fidelity Short-Term Bond Fund	5.2	5.2
	10.3	10.4
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	46.9%
International Equity Funds	9.9%
High Yield Fixed-Income Funds	5.6%
Investment Grade Fixed-Income Funds	27.3%
Short-Term Funds	10.3%

Six months ago
Domestic Equity Funds	46.3%
International Equity Funds	9.7%
High Yield Fixed-Income Funds	5.8%
Investment Grade Fixed-Income Funds	27.8%
Short-Term Funds	10.4%

Expected
Domestic Equity Funds	46.9%
International Equity Funds	9.6%
High Yield Fixed-Income Funds	5.5%
Investment Grade Fixed-Income Funds	27.5%
Short-Term Funds	10.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2034 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 56.8%
	Shares	Value
Domestic Equity Funds - 46.9%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,884	$ 103,187
Fidelity Disciplined Equity Fund	5,247	107,721
Fidelity Equity-Income Fund	2,798	109,188
Fidelity Large Cap Core Enhanced Index Fund	22,895	173,542
Fidelity Series 100 Index Fund	16,717	130,558
Fidelity Series Broad Market Opportunities Fund	20,459	174,107
Fidelity Series Small Cap Opportunities Fund (a)	8,074	70,727
TOTAL DOMESTIC EQUITY FUNDS		869,030
International Equity Funds - 9.9%
Fidelity Advisor International Discovery Fund Institutional Class	6,343	183,556
TOTAL EQUITY FUNDS (Cost $1,029,994)		1,052,586
Fixed-Income Funds - 32.9%

High Yield Fixed-Income Funds - 5.6%
Fidelity Capital & Income Fund	5,893	51,979
Fidelity Strategic Income Fund	4,653	51,882
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,861

	Shares	Value
Investment Grade Fixed-Income Funds - 27.3%
Fidelity Government Income Fund	9,315	$ 100,787
Fidelity Strategic Real Return Fund	11,557	102,623
Fidelity Total Bond Fund	27,743	303,788
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		507,198
TOTAL FIXED-INCOME FUNDS (Cost $560,166)		611,059
Short-Term Funds - 10.3%

Fidelity Institutional Money Market Portfolio Institutional Class	95,207	95,207
Fidelity Short-Term Bond Fund	11,297	95,577
TOTAL SHORT-TERM FUNDS (Cost $188,086)		190,784
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,778,246)	1,854,429
NET OTHER ASSETS (LIABILITIES) - 0.0%	(41)
NET ASSETS - 100%	$ 1,854,388
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $62,824 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $32,680 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2034 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $1,778,246) - See accompanying schedule	$ 1,854,429

Liabilities
Distribution fees payable	41

Net Assets	$ 1,854,388
Net Assets consist of:
Paid in capital	$ 1,914,020
Undistributed net investment income	518
Accumulated undistributed net realized gain (loss) on investments	(136,333)
Net unrealized appreciation (depreciation) on investments	76,183
Net Assets	$ 1,854,388

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($26,543 ÷ 599.6 shares)	$ 44.27

Maximum offering price per share (100/94.25 of $44.27)	$ 46.97
Class T: Net Asset Value and redemption price per share ($35,016 ÷ 790.9 shares)	$ 44.27

Maximum offering price per share (100/96.50 of $44.27)	$ 45.88

Class C: Net Asset Value and offering price per share ($26,649 ÷ 601.6 shares)A	$ 44.30

Income Replacement 2034: Net Asset Value, offering price and redemption price per share ($1,671,720 ÷ 37,774.5 shares)	$ 44.26

Institutional Class: Net Asset Value, offering price and redemption price per share ($94,460 ÷ 2,134.3 shares)	$ 44.26

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 38,948

Expenses
Distribution fees	$ 663
Independent trustees' compensation	7
Total expenses before reductions	670
Expense reductions	(7)	663
Net investment income (loss)		38,285
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(76,872)
Capital gain distributions from underlying funds	7,740	(69,132)
Change in net unrealized appreciation (depreciation) on underlying funds		253,583
Net gain (loss)		184,451
Net increase (decrease) in net assets resulting from operations		$ 222,736

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 38,285	$ 40,311
Net realized gain (loss)	(69,132)	(55,031)
Change in net unrealized appreciation (depreciation)	253,583	(101,047)
Net increase (decrease) in net assets resulting from operations	222,736	(115,767)
Distributions to shareholders from net investment income	(38,318)	(40,128)
Distributions to shareholders from net realized gain	(8,464)	(12,077)
Total distributions	(46,782)	(52,205)
Share transactions - net increase (decrease)	(216,059)	1,087,959
Total increase (decrease) in net assets	(40,105)	919,987

Net Assets
Beginning of period	1,894,493	974,506
End of period (including undistributed net investment income of $518 and undistributed net investment income of $550, respectively)	$ 1,854,388	$ 1,894,493

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.753	.923	.994
Net realized and unrealized gain (loss)	4.174	(5.753)	(3.438)
Total from investment operations	4.927	(4.830)	(2.444)
Distributions from net investment income	(.758)	(.890)	(.956)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.947)	(1.280)	(1.156)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.29%	(10.20)%	(5.04)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.26%	.25% A
Expenses net of fee waivers, if any	.25%	.26%	.25% A
Expenses net of all reductions	.25%	.26%	.25% A
Net investment income (loss)	1.73%	2.46%	2.19% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 63	$ 138
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.29	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.645	.828	.875
Net realized and unrealized gain (loss)	4.175	(5.757)	(3.431)
Total from investment operations	4.820	(4.929)	(2.556)
Distributions from net investment income	(.651)	(.791)	(.844)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.840)	(1.181)	(1.044)
Net asset value, end of period	$ 44.27	$ 40.29	$ 46.40
Total Return B, C, D	12.01%	(10.44)%	(5.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.51%	.50% A
Expenses net of fee waivers, if any	.50%	.51%	.50% A
Expenses net of all reductions	.50%	.51%	.50% A
Net investment income (loss)	1.48%	2.21%	1.94% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 35	$ 54	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.30	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.426	.631	.658
Net realized and unrealized gain (loss)	4.185	(5.740)	(3.448)
Total from investment operations	4.611	(5.109)	(2.790)
Distributions from net investment income	(.422)	(.591)	(.620)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(.611)	(.981)	(.820)
Net asset value, end of period	$ 44.30	$ 40.30	$ 46.39
Total Return B, C, D	11.47%	(10.88)%	(5.70)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.01%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.01%	1.00% A
Expenses net of all reductions	1.00%	1.01%	1.00% A
Net investment income (loss)	.98%	1.71%	1.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 27	$ 41	$ 94
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2034

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.862	.988	1.090
Net realized and unrealized gain (loss)	4.183	(5.729)	(3.425)
Total from investment operations	5.045	(4.741)	(2.335)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.40
Total Return B, C	12.59%	(9.98)%	(4.83)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,672	$ 1,628	$ 552
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 40.28	$ 46.41	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.860	1.002	1.114
Net realized and unrealized gain (loss)	4.185	(5.753)	(3.439)
Total from investment operations	5.045	(4.751)	(2.325)
Distributions from net investment income	(.876)	(.989)	(1.065)
Distributions from net realized gain	(.189)	(.390)	(.200)
Total distributions	(1.065)	(1.379)	(1.265)
Net asset value, end of period	$ 44.26	$ 40.28	$ 46.41
Total Return B, C	12.59%	(10.00)%	(4.81)%
Ratios to Average Net Assets E, H
Expenses before reductions	.00% F	.01%	.00% A, F
Expenses net of fee waivers, if any	.00%	.01%	.00% A
Expenses net of all reductions	.00%	.01%	.00% A
Net investment income (loss)	1.98%	2.71%	2.44% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 94	$ 108	$ 95
Portfolio turnover rate	22%	46%	12% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amounts represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.7	5.7
Fidelity Disciplined Equity Fund	5.9	5.8
Fidelity Equity-Income Fund	6.0	6.0
Fidelity Large Cap Core Enhanced Index Fund	9.5	9.4
Fidelity Series 100 Index Fund	7.2	7.1
Fidelity Series Broad Market Opportunities Fund	9.6	9.5
Fidelity Series Small Cap Opportunities Fund	3.9	3.8
	47.8	47.3
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	10.8	10.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.0	3.0
Fidelity Strategic Income Fund	2.9	3.1
	5.9	6.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	16.0	16.6
	26.7	27.4
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	4.4	4.2
Fidelity Short-Term Bond Fund	4.4	4.3
	8.8	8.5
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	47.8%
International Equity Funds	10.8%
High Yield Fixed-Income Funds	5.9%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	8.8%

Six months ago
Domestic Equity Funds	47.3%
International Equity Funds	10.7%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	27.4%
Short-Term Funds	8.5%

Expected
Domestic Equity Funds	47.8%
International Equity Funds	10.5%
High Yield Fixed-Income Funds	5.7%
Investment Grade Fixed-Income Funds	26.7%
Short-Term Funds	9.3%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2036 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 58.6%
	Shares	Value
Domestic Equity Funds - 47.8%
Fidelity Advisor Mid Cap II Fund Institutional Class	4,269	$ 63,988
Fidelity Disciplined Equity Fund	3,254	66,801
Fidelity Equity-Income Fund	1,734	67,678
Fidelity Large Cap Core Enhanced Index Fund	14,169	107,401
Fidelity Series 100 Index Fund	10,354	80,866
Fidelity Series Broad Market Opportunities Fund	12,661	107,741
Fidelity Series Small Cap Opportunities Fund (a)	4,986	43,678
TOTAL DOMESTIC EQUITY FUNDS		538,153
International Equity Funds - 10.8%
Fidelity Advisor International Discovery Fund Institutional Class	4,206	121,729
TOTAL EQUITY FUNDS (Cost $794,004)		659,882
Fixed-Income Funds - 32.6%

High Yield Fixed-Income Funds - 5.9%
Fidelity Capital & Income Fund	3,753	33,106
Fidelity Strategic Income Fund	2,965	33,055
TOTAL HIGH YIELD FIXED-INCOME FUNDS		66,161

	Shares	Value
Investment Grade Fixed-Income Funds - 26.7%
Fidelity Government Income Fund	5,516	$ 59,688
Fidelity Strategic Real Return Fund	6,840	60,741
Fidelity Total Bond Fund	16,417	179,766
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		300,195
TOTAL FIXED-INCOME FUNDS (Cost $352,819)		366,356
Short-Term Funds - 8.8%

Fidelity Institutional Money Market Portfolio Institutional Class	49,274	49,274
Fidelity Short-Term Bond Fund	5,846	49,458
TOTAL SHORT-TERM FUNDS (Cost $98,564)		98,732
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,245,387)	1,124,970
NET OTHER ASSETS (LIABILITIES) - 0.0%	(136)
NET ASSETS - 100%	$ 1,124,834
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $203,731 of which $19,968 and $183,763 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $17,259 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2036 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,245,387) - See accompanying schedule		$ 1,124,970
Cash		74
Receivable for fund shares sold		59,160
Total assets		1,184,204

Liabilities
Payable for investments purchased	$ 59,155
Distribution fees payable	215
Total liabilities		59,370

Net Assets		$ 1,124,834
Net Assets consist of:
Paid in capital		$ 1,486,582
Undistributed net investment income		253
Accumulated undistributed net realized gain (loss) on investments		(241,584)
Net unrealized appreciation (depreciation) on investments		(120,417)
Net Assets		$ 1,124,834

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($39,693 ÷ 907.6 shares)		$ 43.73

Maximum offering price per share (100/94.25 of $43.73)		$ 46.40
Class T: Net Asset Value and redemption price per share ($264,984 ÷ 6,061.5 shares)		$ 43.72

Maximum offering price per share (100/96.50 of $43.72)		$ 45.31

Class C: Net Asset Value and offering price per share ($118,916 ÷ 2,718.8 shares)A		$ 43.74

Income Replacement 2036: Net Asset Value, offering price and redemption price per share ($598,142 ÷ 13,678.6 shares)		$ 43.73

Institutional Class: Net Asset Value, offering price and redemption price per share ($103,099 ÷ 2,357.8 shares)		$ 43.73

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 22,552

Expenses
Distribution fees	$ 2,842
Independent trustees' compensation	4
Total expenses before reductions	2,846
Expense reductions	(4)	2,842
Net investment income (loss)		19,710
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(45,376)
Capital gain distributions from underlying funds	4,764	(40,612)
Change in net unrealized appreciation (depreciation) on underlying funds		163,539
Net gain (loss)		122,927
Net increase (decrease) in net assets resulting from operations		$ 142,637

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 19,710	$ 30,642
Net realized gain (loss)	(40,612)	(149,761)
Change in net unrealized appreciation (depreciation)	163,539	(138,543)
Net increase (decrease) in net assets resulting from operations	142,637	(257,662)
Distributions to shareholders from net investment income	(19,743)	(30,961)
Distributions to shareholders from net realized gain	(3,949)	(18,420)
Total distributions	(23,692)	(49,381)
Share transactions - net increase (decrease)	(128,803)	(236,442)
Total increase (decrease) in net assets	(9,858)	(543,485)

Net Assets
Beginning of period	1,134,692	1,678,177
End of period (including undistributed net investment income of $253 and undistributed net investment income of $286, respectively)	$ 1,124,834	$ 1,134,692

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.748	.937	.951
Net realized and unrealized gain (loss)	4.178	(6.127)	(3.464)
Total from investment operations	4.926	(5.190)	(2.513)
Distributions from net investment income	(.752)	(.940)	(.897)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.896)	(1.510)	(1.087)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C, D	12.46%	(10.72)%	(5.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.74%	2.52%	2.08% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 40	$ 54	$ 95
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.69	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.639	.844	.823
Net realized and unrealized gain (loss)	4.183	(6.122)	(3.449)
Total from investment operations	4.822	(5.278)	(2.626)
Distributions from net investment income	(.648)	(.852)	(.794)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.792)	(1.422)	(.984)
Net asset value, end of period	$ 43.72	$ 39.69	$ 46.39
Total Return B, C, D	12.19%	(10.93)%	(5.39)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.49%	2.28%	1.83% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 265	$ 265	$ 384
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.71	$ 46.39	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.655	.609
Net realized and unrealized gain (loss)	4.179	(6.114)	(3.465)
Total from investment operations	4.603	(5.459)	(2.856)
Distributions from net investment income	(.429)	(.651)	(.564)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(.573)	(1.221)	(.754)
Net asset value, end of period	$ 43.74	$ 39.71	$ 46.39
Total Return B, C, D	11.61%	(11.38)%	(5.82)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.99%	1.77%	1.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 119	$ 116	$ 94
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the contingent deferred sales charge.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2036

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.854	1.034	1.043
Net realized and unrealized gain (loss)	4.183	(6.126)	(3.445)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 598	$ 632	$ 986
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 39.70	$ 46.40	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.851	1.031	1.064
Net realized and unrealized gain (loss)	4.186	(6.123)	(3.466)
Total from investment operations	5.037	(5.092)	(2.402)
Distributions from net investment income	(.863)	(1.038)	(1.008)
Distributions from net realized gain	(.144)	(.570)	(.190)
Total distributions	(1.007)	(1.608)	(1.198)
Net asset value, end of period	$ 43.73	$ 39.70	$ 46.40
Total Return B, C	12.75%	(10.48)%	(4.96)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.99%	2.78%	2.33% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 103	$ 67	$ 119
Portfolio turnover rate	26%	39%	44% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period August 30, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	5.8	5.9
Fidelity Disciplined Equity Fund	6.1	6.0
Fidelity Equity-Income Fund	6.1	6.1
Fidelity Large Cap Core Enhanced Index Fund	9.8	9.7
Fidelity Series 100 Index Fund	7.4	7.3
Fidelity Series Broad Market Opportunities Fund	9.8	9.8
Fidelity Series Small Cap Opportunities Fund	4.0	3.9
	49.0	48.7
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	11.9	11.7
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.1	3.2
Fidelity Strategic Income Fund	3.1	3.3
	6.2	6.5
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.3	5.5
Fidelity Strategic Real Return Fund	5.4	5.3
Fidelity Total Bond Fund	15.8	16.4
	26.5	27.2
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	3.2	2.9
Fidelity Short-Term Bond Fund	3.2	3.0
	6.4	5.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0 *
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	49.0%
International Equity Funds	11.9%
High Yield Fixed-Income Funds	6.2%
Investment Grade Fixed-Income Funds	26.5%
Short-Term Funds	6.4%

Six months ago
Domestic Equity Funds	48.7%
International Equity Funds	11.7%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	27.2%
Short-Term Funds	5.9%

Expected
Domestic Equity Funds	49.0%
International Equity Funds	11.5%
High Yield Fixed-Income Funds	6.1%
Investment Grade Fixed-Income Funds	26.3%
Short-Term Funds	7.1%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2038 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 60.9%
	Shares	Value
Domestic Equity Funds - 49.0%
Fidelity Advisor Mid Cap II Fund Institutional Class	8,739	$ 130,994
Fidelity Disciplined Equity Fund	6,660	136,730
Fidelity Equity-Income Fund	3,552	138,626
Fidelity Large Cap Core Enhanced Index Fund	29,038	220,110
Fidelity Series 100 Index Fund	21,233	165,833
Fidelity Series Broad Market Opportunities Fund	25,950	220,837
Fidelity Series Small Cap Opportunities Fund (a)	10,227	89,591
TOTAL DOMESTIC EQUITY FUNDS		1,102,721
International Equity Funds - 11.9%
Fidelity Advisor International Discovery Fund Institutional Class	9,215	266,693
TOTAL EQUITY FUNDS (Cost $1,439,800)		1,369,414
Fixed-Income Funds - 32.7%

High Yield Fixed-Income Funds - 6.2%
Fidelity Capital & Income Fund	7,943	70,056
Fidelity Strategic Income Fund	6,271	69,923
TOTAL HIGH YIELD FIXED-INCOME FUNDS		139,979

	Shares	Value
Investment Grade Fixed-Income Funds - 26.5%
Fidelity Government Income Fund	10,915	$ 118,105
Fidelity Strategic Real Return Fund	13,547	120,295
Fidelity Total Bond Fund	32,494	355,810
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		594,210
TOTAL FIXED-INCOME FUNDS (Cost $696,511)		734,189
Short-Term Funds - 6.4%

Fidelity Institutional Money Market Portfolio Institutional Class	72,189	72,189
Fidelity Short-Term Bond Fund	8,567	72,473
TOTAL SHORT-TERM FUNDS (Cost $143,278)		144,662
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $2,279,589)	2,248,265
NET OTHER ASSETS (LIABILITIES) - 0.0%	(57)
NET ASSETS - 100%	$ 2,248,208
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $11,570 all of which will expire on July 31, 2018. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $33,505 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2038 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $2,279,589) - See accompanying schedule		$ 2,248,265
Cash		39
Receivable for investments sold		44,139
Total assets		2,292,443

Liabilities
Payable for fund shares redeemed	$ 44,136
Distribution fees payable	99
Total liabilities		44,235

Net Assets		$ 2,248,208
Net Assets consist of:
Paid in capital		$ 2,352,280
Undistributed net investment income		618
Accumulated undistributed net realized gain (loss) on investments		(73,366)
Net unrealized appreciation (depreciation) on investments		(31,324)
Net Assets		$ 2,248,208

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($31,579 ÷ 734.2 shares)		$ 43.01

Maximum offering price per share (100/94.25 of $43.01)		$ 45.63
Class T: Net Asset Value and redemption price per share ($37,172 ÷ 864.3 shares)		$ 43.01

Maximum offering price per share (100/96.50 of $43.01)		$ 44.57

Class C: Net Asset Value and offering price per share ($90,527 ÷ 2,106.2 shares)A		$ 42.98

Income Replacement 2038: Net Asset Value, offering price and redemption price per share ($2,051,263 ÷ 47,699.0 shares)		$ 43.00

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.9 shares)		$ 43.00

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 45,782

Expenses
Distribution fees	$ 1,110
Independent trustees' compensation	8
Total expenses before reductions	1,118
Expense reductions	(8)	1,110
Net investment income (loss)		44,672
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(54,648)
Capital gain distributions from underlying funds	9,355	(45,293)
Change in net unrealized appreciation (depreciation) on underlying funds		254,403
Net gain (loss)		209,110
Net increase (decrease) in net assets resulting from operations		$ 253,782

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fund Name
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 44,672	$ 34,610
Net realized gain (loss)	(45,293)	(9,486)
Change in net unrealized appreciation (depreciation)	254,403	(188,389)
Net increase (decrease) in net assets resulting from operations	253,782	(163,265)
Distributions to shareholders from net investment income	(44,437)	(34,702)
Distributions to shareholders from net realized gain	(9,084)	(7,442)
Total distributions	(53,521)	(42,144)
Share transactions - net increase (decrease)	597,064	169,425
Total increase (decrease) in net assets	797,325	(35,984)

Net Assets
Beginning of period	1,450,883	1,486,867
End of period (including undistributed net investment income of $618 and undistributed net investment income of $383, respectively)	$ 2,248,208	$ 1,450,883

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.744	.856	.442
Net realized and unrealized gain (loss)	4.191	(6.093)	(4.811)
Total from investment operations	4.935	(5.237)	(4.369)
Distributions from net investment income	(.710)	(.873)	(.371)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.875)	(1.073)	(.371)
Net asset value, end of period	$ 43.01	$ 38.95	$ 45.26
Total Return B, C, D	12.72%	(11.24)%	(8.76)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.76%	2.44%	1.59% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 32	$ 115	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.636	.791	.373
Net realized and unrealized gain (loss)	4.191	(6.111)	(4.809)
Total from investment operations	4.827	(5.320)	(4.436)
Distributions from net investment income	(.612)	(.780)	(.304)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.777)	(.980)	(.304)
Net asset value, end of period	$ 43.01	$ 38.96	$ 45.26
Total Return B, C, D	12.43%	(11.45)%	(8.89)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.50%	2.20%	1.34% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.95	$ 45.24	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.424	.611	.233
Net realized and unrealized gain (loss)	4.192	(6.107)	(4.812)
Total from investment operations	4.616	(5.496)	(4.579)
Distributions from net investment income	(.421)	(.594)	(.181)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.586)	(.794)	(.181)
Net asset value, end of period	$ 42.98	$ 38.95	$ 45.24
Total Return B, C, D	11.87%	(11.89)%	(9.17)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.01%	1.70%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 91	$ 57	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2038

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.27	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.849	.965	.502
Net realized and unrealized gain (loss)	4.187	(6.112)	(4.795)
Total from investment operations	5.036	(5.147)	(4.293)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.27
Total Return B, C	12.99%	(11.02)%	(8.61)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,051	$ 1,165	$ 1,122
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.96	$ 45.26	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.848	.974	.511
Net realized and unrealized gain (loss)	4.188	(6.111)	(4.814)
Total from investment operations	5.036	(5.137)	(4.303)
Distributions from net investment income	(.831)	(.963)	(.437)
Distributions from net realized gain	(.165)	(.200)	-
Total distributions	(.996)	(1.163)	(.437)
Net asset value, end of period	$ 43.00	$ 38.96	$ 45.26
Total Return B, C	12.99%	(11.00)%	(8.63)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.01%	2.69%	1.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 58	$ 91
Portfolio turnover rate	23%	41%	13% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.0	6.0
Fidelity Disciplined Equity Fund	6.2	6.2
Fidelity Equity-Income Fund	6.3	6.2
Fidelity Large Cap Core Enhanced Index Fund	10.0	10.0
Fidelity Series 100 Index Fund	7.6	7.5
Fidelity Series Broad Market Opportunities Fund	10.1	10.0
Fidelity Series Small Cap Opportunities Fund	4.1	4.0
	50.3	49.9
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	12.8	12.3
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.3	3.4
Fidelity Strategic Income Fund	3.3	3.4
	6.6	6.8
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.4
	26.2	27.1
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	2.0	1.9
Fidelity Short-Term Bond Fund	2.1	2.0
	4.1	3.9
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	50.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.6%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	4.1%

Six months ago
Domestic Equity Funds	49.9%
International Equity Funds	12.3%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	27.1%
Short-Term Funds	3.9%

Expected
Domestic Equity Funds	50.4%
International Equity Funds	12.6%
High Yield Fixed-Income Funds	6.5%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	4.5%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2040 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 63.1%
	Shares	Value
Domestic Equity Funds - 50.3%
Fidelity Advisor Mid Cap II Fund Institutional Class	6,251	$ 93,696
Fidelity Disciplined Equity Fund	4,774	98,014
Fidelity Equity-Income Fund	2,545	99,345
Fidelity Large Cap Core Enhanced Index Fund	20,788	157,574
Fidelity Series 100 Index Fund	15,189	118,629
Fidelity Series Broad Market Opportunities Fund	18,576	158,083
Fidelity Series Small Cap Opportunities Fund (a)	7,330	64,213
TOTAL DOMESTIC EQUITY FUNDS		789,554
International Equity Funds - 12.8%
Fidelity Advisor International Discovery Fund Institutional Class	6,918	200,200
TOTAL EQUITY FUNDS (Cost $963,853)		989,754
Fixed-Income Funds - 32.8%

High Yield Fixed-Income Funds - 6.6%
Fidelity Capital & Income Fund	5,862	51,705
Fidelity Strategic Income Fund	4,629	51,610
TOTAL HIGH YIELD FIXED-INCOME FUNDS		103,315

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	7,540	$ 81,587
Fidelity Strategic Real Return Fund	9,355	83,068
Fidelity Total Bond Fund	22,444	245,764
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		410,419
TOTAL FIXED-INCOME FUNDS (Cost $493,010)		513,734
Short-Term Funds - 4.1%

Fidelity Institutional Money Market Portfolio Institutional Class	32,316	32,316
Fidelity Short-Term Bond Fund	3,835	32,441
TOTAL SHORT-TERM FUNDS (Cost $64,392)		64,757
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $1,521,255)	1,568,245
NET OTHER ASSETS (LIABILITIES) - 0.0%	(96)
NET ASSETS - 100%	$ 1,568,149
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $153,270 of which $763 and $152,507 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2040 Fund

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (cost $1,521,255) - See accompanying schedule		$ 1,568,245
Cash		39
Receivable for fund shares sold		267
Total assets		1,568,551

Liabilities
Payable for investments purchased	$ 266
Distribution fees payable	136
Total liabilities		402

Net Assets		$ 1,568,149
Net Assets consist of:
Paid in capital		$ 1,788,734
Undistributed net investment income		385
Accumulated undistributed net realized gain (loss) on investments		(267,960)
Net unrealized appreciation (depreciation) on investments		46,990
Net Assets		$ 1,568,149

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($34,317 ÷ 797.3 shares)		$ 43.04

Maximum offering price per share (100/94.25 of $43.04)		$ 45.67
Class T: Net Asset Value and redemption price per share ($111,360 ÷ 2,587.0 shares)		$ 43.05

Maximum offering price per share (100/96.50 of $43.05)		$ 44.61

Class C: Net Asset Value and offering price per share ($98,557 ÷ 2,289.6 shares)A		$ 43.05

Income Replacement 2040: Net Asset Value, offering price and redemption price per share ($1,261,969 ÷ 29,320.8 shares)		$ 43.04

Institutional Class: Net Asset Value, offering price and redemption price per share ($61,946 ÷ 1,439.2 shares)		$ 43.04

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 24,691

Expenses
Distribution fees	$ 1,315
Independent trustees' compensation	4
Total expenses before reductions	1,319
Expense reductions	(4)	1,315
Net investment income (loss)		23,376
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(131,549)
Capital gain distributions from underlying funds	4,201	(127,348)
Change in net unrealized appreciation (depreciation) on underlying funds		184,622
Net gain (loss)		57,274
Net increase (decrease) in net assets resulting from operations		$ 80,650

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 23,376	$ 21,563
Net realized gain (loss)	(127,348)	(132,977)
Change in net unrealized appreciation (depreciation)	184,622	(60,943)
Net increase (decrease) in net assets resulting from operations	80,650	(172,357)
Distributions to shareholders from net investment income	(23,219)	(21,734)
Distributions to shareholders from net realized gain	(2,847)	(5,513)
Total distributions	(26,066)	(27,247)
Share transactions - net increase (decrease)	856,629	(147,189)
Total increase (decrease) in net assets	911,213	(346,793)

Net Assets
Beginning of period	656,936	1,003,729
End of period (including undistributed net investment income of $385 and undistributed net investment income of $228, respectively)	$ 1,568,149	$ 656,936

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.722	.933	.442
Net realized and unrealized gain (loss)	4.298	(6.238)	(4.814)
Total from investment operations	5.020	(5.305)	(4.372)
Distributions from net investment income	(.710)	(.885)	(.398)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.810)	(1.095)	(.398)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C, D	12.97%	(11.41)%	(8.77)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.70%	2.60%	1.60% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 34	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.616	.836	.371
Net realized and unrealized gain (loss)	4.301	(6.227)	(4.809)
Total from investment operations	4.917	(5.391)	(4.438)
Distributions from net investment income	(.607)	(.789)	(.332)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.707)	(.999)	(.332)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.23
Total Return B, C, D	12.69%	(11.62)%	(8.90)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.45%	2.35%	1.35% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 111	$ 102	$ 132
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns do not include the effect of the sales charges.

D Total returns would have been lower had certain expenses not been reduced during the period shown.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.22	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.402	.664	.234
Net realized and unrealized gain (loss)	4.305	(6.229)	(4.816)
Total from investment operations	4.707	(5.565)	(4.582)
Distributions from net investment income	(.397)	(.605)	(.198)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.497)	(.815)	(.198)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.22
Total Return B, C, D	12.13%	(12.06)%	(9.18)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	.95%	1.85%	.84% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 99	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2040

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.833	1.015	.504
Net realized and unrealized gain (loss)	4.297	(6.231)	(4.810)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,262	$ 384	$ 598
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.23	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.828	1.022	.512
Net realized and unrealized gain (loss)	4.302	(6.238)	(4.818)
Total from investment operations	5.130	(5.216)	(4.306)
Distributions from net investment income	(.820)	(.974)	(.464)
Distributions from net realized gain	(.100)	(.210)	-
Total distributions	(.920)	(1.184)	(.464)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.23
Total Return B, C	13.26%	(11.19)%	(8.64)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	1.96%	2.85%	1.85% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 62	$ 57	$ 91
Portfolio turnover rate	129%	50%	4% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class but do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Investment Changes (Unaudited)

Fund Holdings as of July 31, 2010
	% of fund's net assets	% of fund's net assets 6 months ago
Domestic Equity Funds
Fidelity Advisor Mid Cap II Fund Institutional Class	6.1	6.1
Fidelity Disciplined Equity Fund	6.3	6.3
Fidelity Equity-Income Fund	6.4	6.4
Fidelity Large Cap Core Enhanced Index Fund	10.2	10.1
Fidelity Series 100 Index Fund	7.7	7.6
Fidelity Series Broad Market Opportunities Fund	10.2	10.1
Fidelity Series Small Cap Opportunities Fund	4.2	4.0
	51.1	50.6
International Equity Funds
Fidelity Advisor International Discovery Fund Institutional Class	13.0	12.5
High Yield Fixed-Income Funds
Fidelity Capital & Income Fund	3.4	3.5
Fidelity Strategic Income Fund	3.4	3.6
	6.8	7.1
Investment Grade Fixed-Income Funds
Fidelity Government Income Fund	5.2	5.4
Fidelity Strategic Real Return Fund	5.3	5.3
Fidelity Total Bond Fund	15.7	16.3
	26.2	27.0
Short-Term Funds
Fidelity Institutional Money Market Portfolio Institutional Class	1.4	1.4
Fidelity Short-Term Bond Fund	1.5	1.4
	2.9	2.8
Net Other Assets (Liabilities)
Net Other Assets (Liabilities)	0.0 *	0.0*
	100.0	100.0
* Amount represents less than 0.1%
Asset Allocation (% of fund's net assets)
Current
Domestic Equity Funds	51.1%
International Equity Funds	13.0%
High Yield Fixed-Income Funds	6.8%
Investment Grade Fixed-Income Funds	26.2%
Short-Term Funds	2.9%

Six months ago
Domestic Equity Funds	50.6%
International Equity Funds	12.5%
High Yield Fixed-Income Funds	7.1%
Investment Grade Fixed-Income Funds	27.0%
Short-Term Funds	2.8%

Expected
Domestic Equity Funds	51.3%
International Equity Funds	12.8%
High Yield Fixed-Income Funds	6.7%
Investment Grade Fixed-Income Funds	26.0%
Short-Term Funds	3.2%

The fund invests according to an asset allocation strategy that becomes increasingly conservative over time. The six months ago allocation is based on the fund's holdings as of January 31, 2010. The current allocation is based on the fund's holdings as of July 31, 2010. The expected allocation represents the fund's anticipated allocation at January 31, 2011.

Annual Report

Fidelity Income Replacement 2042 Fund

Investments July 31, 2010

Showing Percentage of Net Assets

Equity Funds - 64.1%
	Shares	Value
Domestic Equity Funds - 51.1%
Fidelity Advisor Mid Cap II Fund Institutional Class	14,322	$ 214,679
Fidelity Disciplined Equity Fund	10,914	224,067
Fidelity Equity-Income Fund	5,819	227,114
Fidelity Large Cap Core Enhanced Index Fund	47,598	360,794
Fidelity Series 100 Index Fund	34,779	271,622
Fidelity Series Broad Market Opportunities Fund	42,535	361,969
Fidelity Series Small Cap Opportunities Fund (a)	16,768	146,890
TOTAL DOMESTIC EQUITY FUNDS		1,807,135
International Equity Funds - 13.0%
Fidelity Advisor International Discovery Fund Institutional Class	15,827	458,044
TOTAL EQUITY FUNDS (Cost $2,301,853)		2,265,179
Fixed-Income Funds - 33.0%

High Yield Fixed-Income Funds - 6.8%
Fidelity Capital & Income Fund	13,699	120,822
Fidelity Strategic Income Fund	10,816	120,597
TOTAL HIGH YIELD FIXED-INCOME FUNDS		241,419

	Shares	Value
Investment Grade Fixed-Income Funds - 26.2%
Fidelity Government Income Fund	16,994	$ 183,880
Fidelity Strategic Real Return Fund	21,084	187,227
Fidelity Total Bond Fund	50,552	553,549
TOTAL INVESTMENT GRADE FIXED-INCOME FUNDS		924,656
TOTAL FIXED-INCOME FUNDS (Cost $1,089,942)		1,166,075
Short-Term Funds - 2.9%

Fidelity Institutional Money Market Portfolio Institutional Class	51,821	51,821
Fidelity Short-Term Bond Fund	6,149	52,021
TOTAL SHORT-TERM FUNDS (Cost $102,884)		103,842
TOTAL INVESTMENT PORTFOLIO - 100.0% (Cost $3,494,679)	3,535,096
NET OTHER ASSETS (LIABILITIES) - 0.0%	(12)
NET ASSETS - 100%	$ 3,535,084
Legend
(a) Non-income producing
Other Information

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $17,454 of which $2,106 and $15,348 will expire on July 31, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund

Financial Statements

Statement of Assets and Liabilities

July 31, 2010

Assets
Investment in securities, at value (cost $3,494,679) - See accompanying schedule	$ 3,535,096
Cash	40
Total assets	3,535,136

Liabilities
Distribution fees payable	52

Net Assets	$ 3,535,084
Net Assets consist of:
Paid in capital	$ 3,569,064
Undistributed net investment income	933
Accumulated undistributed net realized gain (loss) on investments	(75,330)
Net unrealized appreciation (depreciation) on investments	40,417
Net Assets	$ 3,535,084

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($28,862 ÷ 670.6 shares)	$ 43.04

Maximum offering price per share (100/94.25 of $43.04)	$ 45.67
Class T: Net Asset Value and redemption price per share ($37,168 ÷ 863.5 shares)	$ 43.04

Maximum offering price per share (100/96.50 of $43.04)	$ 44.60

Class C: Net Asset Value and offering price per share ($36,682 ÷ 852.1 shares)A	$ 43.05

Income Replacement 2042: Net Asset Value, offering price and redemption price per share ($3,394,705 ÷ 78,886.1 shares)	$ 43.03

Institutional Class: Net Asset Value, offering price and redemption price per share ($37,667 ÷ 875.4 shares)	$ 43.03

A Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

Statement of Operations

	Year ended July 31, 2010

Investment Income
Income distributions from underlying funds		$ 59,245

Expenses
Distribution fees	$ 885
Independent trustees' compensation	10
Total expenses before reductions	895
Expense reductions	(10)	885
Net investment income (loss)		58,360
Realized and Unrealized Gain (Loss) Realized gain (loss) on sale of underlying fund shares	(14,359)
Capital gain distributions from underlying funds	10,856	(3,503)
Change in net unrealized appreciation (depreciation) on underlying funds		231,761
Net gain (loss)		228,258
Net increase (decrease) in net assets resulting from operations		$ 286,618

See accompanying notes which are an integral part of the financial statements.

Annual Report

Fidelity Income Replacement 2042 Fund
Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 58,360	$ 34,494
Net realized gain (loss)	(3,503)	(57,391)
Change in net unrealized appreciation (depreciation)	231,761	(80,331)
Net increase (decrease) in net assets resulting from operations	286,618	(103,228)
Distributions to shareholders from net investment income	(57,943)	(34,488)
Distributions to shareholders from net realized gain	(7,508)	(6,906)
Total distributions	(65,451)	(41,394)
Share transactions - net increase (decrease)	1,660,037	465,174
Total increase (decrease) in net assets	1,881,204	320,552

Net Assets
Beginning of period	1,653,880	1,333,328
End of period (including undistributed net investment income of $933 and undistributed net investment income of $516, respectively)	$ 3,535,084	$ 1,653,880

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.747	.819	.425
Net realized and unrealized gain (loss)	4.285	(6.123)	(4.836)
Total from investment operations	5.032	(5.304)	(4.411)
Distributions from net investment income	(.717)	(.866)	(.389)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.822)	(1.066)	(.389)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.20
Total Return B, C, D	13.00%	(11.40)%	(8.85)%
Ratios to Average Net Assets F, H
Expenses before reductions	.25%	.25%	.25% A
Expenses net of fee waivers, if any	.25%	.25%	.25% A
Expenses net of all reductions	.25%	.25%	.25% A
Net investment income (loss)	1.77%	2.32%	1.57% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 29	$ 88	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.642	.739	.365
Net realized and unrealized gain (loss)	4.281	(6.128)	(4.852)
Total from investment operations	4.923	(5.389)	(4.487)
Distributions from net investment income	(.608)	(.771)	(.323)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.713)	(.971)	(.323)
Net asset value, end of period	$ 43.04	$ 38.83	$ 45.19
Total Return B, C, D	12.71%	(11.62)%	(9.00)%
Ratios to Average Net Assets F, H
Expenses before reductions	.50%	.50%	.50% A
Expenses net of fee waivers, if any	.50%	.50%	.50% A
Expenses net of all reductions	.50%	.50%	.50% A
Net investment income (loss)	1.52%	2.07%	1.32% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the sales charges.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Class C

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.84	$ 45.19	$ 50.00
Income from Investment Operations
Net investment income (loss) E	.430	.560	.226
Net realized and unrealized gain (loss)	4.275	(6.123)	(4.846)
Total from investment operations	4.705	(5.563)	(4.620)
Distributions from net investment income	(.390)	(.587)	(.190)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.495)	(.787)	(.190)
Net asset value, end of period	$ 43.05	$ 38.84	$ 45.19
Total Return B, C, D	12.12%	(12.05)%	(9.25)%
Ratios to Average Net Assets F, H
Expenses before reductions	1.00%	1.00%	1.00% A
Expenses net of fee waivers, if any	1.00%	1.00%	1.00% A
Expenses net of all reductions	1.00%	1.00%	1.00% A
Net investment income (loss)	1.02%	1.57%	.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 37	$ 56	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the contingent deferred sales charge.

E Calculated based on average shares outstanding during the period.

F Amounts do not include the activity of the underlying funds.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Income Replacement 2042

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.857	.900	.496
Net realized and unrealized gain (loss)	4.279	(6.114)	(4.840)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 3,395	$ 1,395	$ 969
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008 G
Selected Per-Share Data
Net asset value, beginning of period	$ 38.83	$ 45.20	$ 50.00
Income from Investment Operations
Net investment income (loss) D	.855	.918	.504
Net realized and unrealized gain (loss)	4.281	(6.132)	(4.848)
Total from investment operations	5.136	(5.214)	(4.344)
Distributions from net investment income	(.831)	(.956)	(.456)
Distributions from net realized gain	(.105)	(.200)	-
Total distributions	(.936)	(1.156)	(.456)
Net asset value, end of period	$ 43.03	$ 38.83	$ 45.20
Total Return B, C	13.27%	(11.18)%	(8.72)%
Ratios to Average Net Assets E, H
Expenses before reductions F	.00%	.00%	.00% A
Expenses net of fee waivers, if any	.00%	.00%	.00% A
Expenses net of all reductions	.00%	.00%	.00% A
Net investment income (loss)	2.02%	2.57%	1.82% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 38	$ 57	$ 91
Portfolio turnover rate	20%	37%	8% A

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Amounts do not include the activity of the underlying funds.

F Amount represents less than .01%.

G For the period December 31, 2007 (commencement of operations) to July 31, 2008.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the classbut do not include expenses of the investment companies in which the Fund invests.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds) are funds of Fidelity Income Fund (the Trust). The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund is authorized to issue an unlimited number of shares. The Funds invest primarily in a combination of other Fidelity equity, bond, and short-term funds (the Underlying Funds) managed by Fidelity Management & Research Company (FMR).

The Funds are designed for investors who seek to convert accumulated assets into regular payments over a defined period of time. The payment strategy for each Fund is designed to be implemented through a shareholder's voluntary participation in the Smart Payment Program. Participation in the Smart Payment Program will result in the gradual liquidation of the shareholder's entire investment in the Fund by its horizon date. Each Fund's name refers to the year of its horizon date.

Each Fund offers Class A, Class T, Class C, Income Replacement and Institutional Class shares, each of which has equal rights as to assets and voting privileges. All classes have equal rights and voting privileges, except for matters affecting a single class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Funds:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Valuation techniques used to value each Fund's investments by major category are as follows. Investments in the Underlying Funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from the Underlying Funds, if any, are recorded on the ex-dividend date.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expenses included in the accompanying financial statements reflect the expenses of the Fund and do not include any expenses associated with the Underlying Funds. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, each Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Distributions are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to the short-term gain distributions from the Underlying Funds, capital loss carryforwards, losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 11,381,171	$ 331,461	$ (636,404)	$ (304,943)
Fidelity Income Replacement 2018 Fund	5,803,279	114,886	(486,540)	(371,654)
Fidelity Income Replacement 2020 Fund	3,332,659	150,527	(173,007)	(22,480)
Fidelity Income Replacement 2022 Fund	2,820,532	51,201	(308,538)	(257,337)
Fidelity Income Replacement 2024 Fund	1,607,905	44,711	(117,199)	(72,488)
Fidelity Income Replacement 2026 Fund	1,065,515	18,393	(91,209)	(72,816)
Fidelity Income Replacement 2028 Fund	6,587,668	156,101	(587,502)	(431,401)
Fidelity Income Replacement 2030 Fund	2,044,367	27,316	(110,597)	(83,281)
Fidelity Income Replacement 2032 Fund	1,571,277	146,150	(164)	145,986
Fidelity Income Replacement 2034 Fund	1,819,473	128,446	(93,490)	34,956
Fidelity Income Replacement 2036 Fund	1,266,211	27,326	(168,567)	(141,241)
Fidelity Income Replacement 2038 Fund	2,308,337	104,040	(164,112)	(60,072)
Fidelity Income Replacement 2040 Fund	1,625,586	35,905	(93,246)	(57,341)
Fidelity Income Replacement 2042 Fund	3,543,924	193,387	(202,215)	(8,828)

The tax-based components of distributable earnings as of period end were as follows for each Fund:

	Undistributed ordinary income	Capital loss carryforward	Net unrealized appreciation (depreciation)
Fidelity Income Replacement 2016 Fund	$ 4,369	$ (245,395)	$ (304,943)
Fidelity Income Replacement 2018 Fund	2,171	(534,410)	(371,654)
Fidelity Income Replacement 2020 Fund	1,369	(122,224)	(22,480)
Fidelity Income Replacement 2022 Fund	1,103	(545,422)	(257,337)
Fidelity Income Replacement 2024 Fund	739	(76,488)	(72,488)
Fidelity Income Replacement 2026 Fund	406	(240,189)	(72,816)
Fidelity Income Replacement 2028 Fund	2,683	(389,576)	(431,401)
Fidelity Income Replacement 2030 Fund	837	(125,799)	(83,281)
Fidelity Income Replacement 2032 Fund	668	(352,265)	145,986
Fidelity Income Replacement 2034 Fund	915	(62,824)	34,956
Fidelity Income Replacement 2036 Fund	485	(203,731)	(141,241)
Fidelity Income Replacement 2038 Fund	1,076	(11,570)	(60,072)
Fidelity Income Replacement 2040 Fund	784	(153,270)	(57,341)
Fidelity Income Replacement 2042 Fund	1,447	(17,454)	(8,828)

The tax character of distributions paid was as follows:

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2016 Fund	$ 216,155	$ -	$ 216,155
Fidelity Income Replacement 2018 Fund	117,493	-	117,493
Fidelity Income Replacement 2020 Fund	65,924	-	65,924
Fidelity Income Replacement 2022 Fund	76,907	-	76,907
Fidelity Income Replacement 2024 Fund	35,066	-	35,066
Fidelity Income Replacement 2026 Fund	15,476	-	15,476
Fidelity Income Replacement 2028 Fund	148,030	-	148,030
Fidelity Income Replacement 2030 Fund	16,070	-	16,070

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

July 31, 2010	Ordinary Income	Long-term Capital Gains	Total
Fidelity Income Replacement 2032 Fund	$ 20,828	$ -	$ 20,828
Fidelity Income Replacement 2034 Fund	46,782	-	46,782
Fidelity Income Replacement 2036 Fund	23,692	-	23,692
Fidelity Income Replacement 2038 Fund	53,521	-	53,521
Fidelity Income Replacement 2040 Fund	26,066	-	26,066
Fidelity Income Replacement 2042 Fund	65,451	-	65,451
July 31, 2009
Fidelity Income Replacement 2016 Fund	308,124	-	308,124
Fidelity Income Replacement 2018 Fund	203,709	-	203,709
Fidelity Income Replacement 2020 Fund	84,041	3,632	87,673
Fidelity Income Replacement 2022 Fund	107,156	28,050	135,206
Fidelity Income Replacement 2024 Fund	41,803	8,164	49,967
Fidelity Income Replacement 2026 Fund	36,273	10,437	46,710
Fidelity Income Replacement 2028 Fund	239,866	-	239,866
Fidelity Income Replacement 2030 Fund	23,681	8,503	32,184
Fidelity Income Replacement 2032 Fund	34,088	11,269	45,357
Fidelity Income Replacement 2034 Fund	42,849	9,356	52,205
Fidelity Income Replacement 2036 Fund	40,132	9,249	49,381
Fidelity Income Replacement 2038 Fund	42,144	-	42,144
Fidelity Income Replacement 2040 Fund	26,559	688	27,247
Fidelity Income Replacement 2042 Fund	41,394	-	41,394

3. Purchases and Sales of Investments.

Purchases and redemptions of the Underlying Fund shares are noted in the table below.

	Purchases ($)	Redemptions ($)
Fidelity Income Replacement 2016 Fund	5,397,041	4,136,310
Fidelity Income Replacement 2018 Fund	1,459,961	1,237,802
Fidelity Income Replacement 2020 Fund	1,614,522	1,157,423
Fidelity Income Replacement 2022 Fund	679,651	1,194,716
Fidelity Income Replacement 2024 Fund	625,673	535,084
Fidelity Income Replacement 2026 Fund	704,743	503,565
Fidelity Income Replacement 2028 Fund	1,031,973	1,853,808
Fidelity Income Replacement 2030 Fund	1,520,144	284,934
Fidelity Income Replacement 2032 Fund	984,950	1,032,779
Fidelity Income Replacement 2034 Fund	420,084	637,005
Fidelity Income Replacement 2036 Fund	291,596	418,492
Fidelity Income Replacement 2038 Fund	1,107,796	505,191
Fidelity Income Replacement 2040 Fund	2,480,202	1,622,026
Fidelity Income Replacement 2042 Fund	2,228,246	564,463

4. Fees and Other Transactions with Affiliates.

Management Fee. Strategic Advisers, Inc. (Strategic Advisers), an affiliate of FMR, provides the Funds with investment management related services. The Funds do not pay any fees for these services. Under the management contract, Strategic Advisers pays all other fund-level expenses, except the compensation of the independent Trustees and certain other expenses such as interest expense. The management fee paid by each Fund is reduced by an amount equal to the fees and expenses paid by the Fund to the independent Trustees.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

Annual Report

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

Fidelity Income Replacement 2016 Fund	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	-%	.25%	$ 6,155	$ 13
Class T	.25%	.25%	3,186	44
Class C	.75%	.25%	11,955	1,320
			$ 21,296	$ 1,377
Fidelity Income Replacement 2018 Fund
Class A	-%	.25%	$ 2,338	$ -
Class T	.25%	.25%	366	100
Class C	.75%	.25%	1,724	459
			$ 4,428	$ 559
Fidelity Income Replacement 2020 Fund
Class A	-%	.25%	$ 1,554	$ 125
Class T	.25%	.25%	746	8
Class C	.75%	.25%	2,680	401
			$ 4,980	$ 534
Fidelity Income Replacement 2022 Fund
Class A	-%	.25%	$ 118	$ 6
Class T	.25%	.25%	472	38
Class C	.75%	.25%	575	354
			$ 1,165	$ 398
Fidelity Income Replacement 2024 Fund
Class A	-%	.25%	$ 739	$ 13
Class T	.25%	.25%	334	280
Class C	.75%	.25%	1,584	80
			$ 2,657	$ 373
Fidelity Income Replacement 2026 Fund
Class A	-%	.25%	$ 146	$ 84
Class T	.25%	.25%	494	202
Class C	.75%	.25%	1,871	82
			$ 2,511	$ 368
Fidelity Income Replacement 2028 Fund
Class A	-%	.25%	$ 884	$ 7
Class T	.25%	.25%	1,650	-
Class C	.75%	.25%	691	195
			$ 3,225	$ 202
Fidelity Income Replacement 2030 Fund
Class A	-%	.25%	$ 156	$ 110
Class T	.25%	.25%	302	162
Class C	.75%	.25%	1,871	83
			$ 2,329	$ 355
Fidelity Income Replacement 2032 Fund
Class A	-%	.25%	$ 489	$ 12
Class T	.25%	.25%	226	226
Class C	.75%	.25%	385	385
			$ 1,100	$ 623
Fidelity Income Replacement 2034 Fund
Class A	-%	.25%	$ 89	$ 85
Class T	.25%	.25%	226	226
Class C	.75%	.25%	348	348
			$ 663	$ 659
Fidelity Income Replacement 2036 Fund
Class A	-%	.25%	$ 118	$ 113
Class T	.25%	.25%	1,402	26
Class C	.75%	.25%	1,322	345
			$ 2,842	$ 484

Annual Report

Notes to Financial Statements - continued

4. Fees and Other Transactions with Affiliates - continued

Distribution and Service Plan - continued

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Fidelity Income Replacement 2038 Fund
Class A	-%	.25%	$ 232	$ 32
Class T	.25%	.25%	244	244
Class C	.75%	.25%	634	634
			$ 1,110	$ 910
Fidelity Income Replacement 2040 Fund
Class A	-%	.25%	$ 138	$ 119
Class T	.25%	.25%	546	82
Class C	.75%	.25%	631	631
			$ 1,315	$ 832
Fidelity Income Replacement 2042 Fund
Class A	-%	.25%	$ 156	$ 75
Class T	.25%	.25%	244	244
Class C	.75%	.25%	485	485
			$ 885	$ 804

Sales Load. FDC receives a front-end sales charge of up to 5.75% for selling Class A shares, and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Funds. FDC receives the proceeds of contingent deferred sales charges levied on Class A, Class T, and Class C redemptions. These charges depend on the holding period. The deferred sales charges range from 1% for Class C, 1.00% for certain purchases of Class A shares (1.00% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Fidelity Income Replacement 2016 Fund	Retained by FDC
Class A	$ 3,945
Class T	30
Class C*	23
$ 3,998
Fidelity Income Replacement 2018 Fund
Class A	$ 906

Fidelity Income Replacement 2020 Fund
Class A	$ 1,737

Fidelity Income Replacement 2022 Fund
Class T	$ 252

Fidelity Income Replacement 2026 Fund
Class T	$ 169

Fidelity Income Replacement 2028 Fund
Class A	$ 560

Fidelity Income Replacement 2030 Fund
Class A	$ 327

Fidelity Income Replacement 2036 Fund
Class T	$ 18

Fidelity Income Replacement 2040 Fund
Class T	$ 1

* When Class C shares are initially sold, FDC pays commissions from its own resources to financial intermediaries through which the sales are made.

Annual Report

5. Expense Reductions.

FMR voluntarily agreed to reimburse funds to the extent annual operating expenses exceeded 0.00% of average net assets plus distribution and service fees applicable to each class. Some expenses, for example interest expense, are excluded from this reimbursement.

The following Funds were in reimbursement during the period:

Reimbursement from adviser*
Fidelity Income Replacement 2016 Fund	$ 36
Fidelity Income Replacement 2018 Fund	18
Fidelity Income Replacement 2020 Fund	11
Fidelity Income Replacement 2022 Fund	10
Fidelity Income Replacement 2024 Fund	5
Fidelity Income Replacement 2026 Fund	3
Fidelity Income Replacement 2028 Fund	23
Fidelity Income Replacement 2030 Fund	3
Fidelity Income Replacement 2032 Fund	4
Fidelity Income Replacement 2034 Fund	7
Fidelity Income Replacement 2036 Fund	4
Fidelity Income Replacement 2038 Fund	8
Fidelity Income Replacement 2040 Fund	4
Fidelity Income Replacement 2042 Fund	10

* Represents total amount reimbursed to the Fund. Each class has received pro-rata allocation of reimbursement

6. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
Fidelity Income Replacement 2016 Fund
From net investment income
Class A	$ 44,617	$ 64,996
Class T	10,060	13,059
Class C	12,552	23,516
Income Replacement 2016	120,802	120,145
Institutional Class	2,291	4,162
Total	$ 190,322	$ 225,878
From net realized gain
Class A	$ 6,094	$ 24,263
Class T	1,771	5,452
Class C	3,226	11,304
Income Replacement 2016	14,426	39,690
Institutional Class	316	1,537
Total	$ 25,833	$ 82,246
Fidelity Income Replacement 2018 Fund
From net investment income
Class A	$ 17,039	$ 25,445
Class T	1,142	2,885
Class C	1,710	5,424
Income Replacement 2018	76,857	104,750
Institutional Class	7,202	9,966
Total	$ 103,950	$ 148,470
From net realized gain
Class A	$ 2,282	$ 10,758
Class T	200	1,409
Class C	353	3,429
Income Replacement 2018	9,798	35,565
Institutional Class	910	4,078
Total	$ 13,543	$ 55,239

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2020 Fund
From net investment income
Class A	$ 11,250	$ 13,087
Class T	2,566	3,877
Class C	2,829	5,425
Income Replacement 2020	39,529	39,603
Institutional Class	2,036	3,393
Total	$ 58,210	$ 65,385
From net realized gain
Class A	$ 1,618	$ 5,098
Class T	468	1,321
Class C	667	3,119
Income Replacement 2020	4,645	11,604
Institutional Class	316	1,146
Total	$ 7,714	$ 22,288
Fidelity Income Replacement 2022 Fund
From net investment income
Class A	$ 760	$ 5,300
Class T	1,377	3,427
Class C	583	1,690
Income Replacement 2022	52,195	81,861
Institutional Class	2,258	5,969
Total	$ 57,173	$ 98,247
From net realized gain
Class A	$ 290	$ 2,337
Class T	657	1,564
Class C	426	977
Income Replacement 2022	17,200	29,812
Institutional Class	1,161	2,269
Total	$ 19,734	$ 36,959
Fidelity Income Replacement 2024 Fund
From net investment income
Class A	$ 5,225	$ 9,175
Class T	1,024	1,846
Class C	1,614	3,453
Income Replacement 2024	22,024	17,715
Institutional Class	946	2,023
Total	$ 30,833	$ 34,212
From net realized gain
Class A	$ 733	$ 4,699
Class T	173	988
Class C	389	2,338
Income Replacement 2024	2,820	6,835
Institutional Class	118	895
Total	$ 4,233	$ 15,755
Fidelity Income Replacement 2026 Fund
From net investment income
Class A	$ 1,002	$ 2,472
Class T	1,567	1,680
Class C	1,940	5,839
Income Replacement 2026	8,207	15,238
Institutional Class	937	2,042
Total	$ 13,653	$ 27,271

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 145	$ 1,669
Class T	294	1,215
Class C	484	6,011
Income Replacement 2026	782	9,322
Institutional Class	118	1,222
Total	$ 1,823	$ 19,439
Fidelity Income Replacement 2028 Fund
From net investment income
Class A	$ 6,274	$ 7,036
Class T	5,032	10,490
Class C	669	1,920
Income Replacement 2028	118,159	159,584
Institutional Class	931	1,935
Total	$ 131,065	$ 180,965
From net realized gain
Class A	$ 885	$ 2,309
Class T	821	4,208
Class C	172	956
Income Replacement 2028	14,970	50,815
Institutional Class	117	613
Total	$ 16,965	$ 58,901
Fidelity Income Replacement 2030 Fund
From net investment income
Class A	$ 944	$ 1,826
Class T	802	2,181
Class C	1,647	4,007
Income Replacement 2030	9,950	9,588
Institutional Class	870	2,004
Total	$ 14,213	$ 19,606
From net realized gain
Class A	$ 112	$ 969
Class T	143	1,279
Class C	448	2,976
Income Replacement 2030	1,042	6,383
Institutional Class	112	971
Total	$ 1,857	$ 12,578
Fidelity Income Replacement 2032 Fund
From net investment income
Class A	$ 3,578	$ 5,830
Class T	726	1,577
Class C	409	1,677
Income Replacement 2032	12,987	14,978
Institutional Class	990	1,931
Total	$ 18,690	$ 25,993
From net realized gain
Class A	$ 469	$ 5,178
Class T	112	1,391
Class C	93	1,714
Income Replacement 2032	1,351	9,682
Institutional Class	113	1,399
Total	$ 2,138	$ 19,364

Annual Report

Notes to Financial Statements - continued

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
Fidelity Income Replacement 2034 Fund
From net investment income
Class A	$ 592	$ 2,251
Class T	675	1,418
Class C	337	1,455
Income Replacement 2034	34,804	31,575
Institutional Class	1,910	3,429
Total	$ 38,318	$ 40,128
From net realized gain
Class A	$ 165	$ 1,141
Class T	218	784
Class C	166	832
Income Replacement 2034	7,479	7,750
Institutional Class	436	1,570
Total	$ 8,464	$ 12,077
Fidelity Income Replacement 2036 Fund
From net investment income
Class A	$ 811	$ 1,703
Class T	4,274	6,519
Class C	1,320	1,518
Income Replacement 2036	12,138	18,876
Institutional Class	1,200	2,345
Total	$ 19,743	$ 30,961
From net realized gain
Class A	$ 162	$ 1,055
Class T	958	4,384
Class C	467	1,352
Income Replacement 2036	2,158	10,310
Institutional Class	204	1,319
Total	$ 3,949	$ 18,420
Fidelity Income Replacement 2038 Fund
From net investment income
Class A	$ 1,542	$ 3,215
Class T	689	1,494
Class C	569	1,148
Income Replacement 2038	40,695	27,005
Institutional Class	942	1,840
Total	$ 44,437	$ 34,702
From net realized gain
Class A	$ 413	$ 829
Class T	207	405
Class C	205	403
Income Replacement 2038	8,050	5,398
Institutional Class	209	407
Total	$ 9,084	$ 7,442
Fidelity Income Replacement 2040 Fund
From net investment income
Class A	$ 1,022	$ 1,692
Class T	1,586	2,887
Class C	487	1,166
Income Replacement 2040	18,680	14,129
Institutional Class	1,444	1,860
Total	$ 23,219	$ 21,734

Annual Report

6. Distributions to Shareholders - continued

Years ended July 31,	2010	2009
From net realized gain
Class A	$ 174	$ 426
Class T	273	857
Class C	112	423
Income Replacement 2040	2,099	3,380
Institutional Class	189	427
Total	$ 2,847	$ 5,513
Fidelity Income Replacement 2042 Fund
From net investment income
Class A	$ 1,305	$ 1,924
Class T	687	1,476
Class C	442	1,133
Income Replacement 2042	54,565	28,129
Institutional Class	944	1,826
Total	$ 57,943	$ 34,488
From net realized gain
Class A	$ 247	$ 406
Class T	121	405
Class C	120	403
Income Replacement 2042	6,898	5,285
Institutional Class	122	407
Total	$ 7,508	$ 6,906

7. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2016 Fund
Class A
Shares sold	10,966	31,711	$ 505,595	$ 1,291,227
Reinvestment of distributions	904	1,989	41,700	80,381
Shares redeemed	(22,378)	(20,490)	(1,033,263)	(845,838)
Net increase (decrease)	(10,508)	13,210	$ (485,968)	$ 525,770
Class T
Shares sold	6,546	1,081	$ 302,409	$ 42,944
Reinvestment of distributions	199	313	9,206	12,671
Shares redeemed	(4,625)	(4,053)	(215,246)	(159,347)
Net increase (decrease)	2,120	(2,659)	$ 96,369	$ (103,732)
Class C
Shares sold	3,920	6,292	$ 176,110	$ 280,020
Reinvestment of distributions	252	723	11,639	29,353
Shares redeemed	(8,175)	(13,580)	(376,188)	(548,602)
Net increase (decrease)	(4,003)	(6,565)	$ (188,439)	$ (239,229)
Income Replacement 2016
Shares sold	78,978	42,278	$ 3,659,239	$ 1,746,937
Reinvestment of distributions	721	1,351	33,372	53,971
Shares redeemed	(40,547)	(37,313)	(1,866,323)	(1,533,670)
Net increase (decrease)	39,152	6,316	$ 1,826,288	$ 267,238
Institutional Class
Shares sold	751	-	$ 34,781	$ -
Reinvestment of distributions	15	66	690	2,681
Shares redeemed	(975)	(1,419)	(44,681)	(56,583)
Net increase (decrease)	(209)	(1,353)	$ (9,210)	$ (53,902)

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2018 Fund
Class A
Shares sold	6,590	2,936	$ 305,640	$ 139,389
Reinvestment of distributions	248	594	11,354	23,304
Shares redeemed	(1,601)	(7,397)	(73,103)	(281,291)
Net increase (decrease)	5,237	(3,867)	$ 243,891	$ (118,598)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	91	968	3,587
Shares redeemed	(1,030)	(1,202)	(46,978)	(46,512)
Net increase (decrease)	(1,009)	(1,111)	$ (46,010)	$ (42,925)
Class C
Shares sold	1,627	1,413	$ 75,000	$ 66,000
Reinvestment of distributions	26	121	1,209	4,693
Shares redeemed	(373)	(6,175)	(17,000)	(246,736)
Net increase (decrease)	1,280	(4,641)	$ 59,209	$ (176,043)
Income Replacement 2018
Shares sold	11,957	31,145	$ 541,219	$ 1,287,530
Reinvestment of distributions	258	1,066	11,837	41,156
Shares redeemed	(13,199)	(60,855)	(594,109)	(2,414,434)
Net increase (decrease)	(984)	(28,644)	$ (41,053)	$ (1,085,748)
Institutional Class
Shares sold	-	6,412	$ -	$ 300,000
Reinvestment of distributions	8	48	361	1,922
Shares redeemed	(100)	(3,355)	(4,500)	(140,821)
Net increase (decrease)	(92)	3,105	$ (4,139)	$ 161,101
Fidelity Income Replacement 2020 Fund
Class A
Shares sold	4,988	5,712	$ 223,504	$ 220,301
Reinvestment of distributions	166	235	7,568	9,064
Shares redeemed	(3,855)	(4,744)	(179,660)	(174,944)
Net increase (decrease)	1,299	1,203	$ 51,412	$ 54,421
Class T
Shares sold	1,680	3,129	$ 80,000	$ 117,854
Reinvestment of distributions	67	134	3,033	5,198
Shares redeemed	(2,893)	(3,188)	(131,000)	(116,592)
Net increase (decrease)	(1,146)	75	$ (47,967)	$ 6,460
Class C
Shares sold	1,102	4,926	$ 49,985	$ 220,984
Reinvestment of distributions	67	165	3,032	6,431
Shares redeemed	-	(5,708)	-	(212,347)
Net increase (decrease)	1,169	(617)	$ 53,017	$ 15,068
Income Replacement 2020
Shares sold	20,661	30,891	$ 932,116	$ 1,305,179
Reinvestment of distributions	202	492	9,173	19,005
Shares redeemed	(10,998)	(19,152)	(493,006)	(808,457)
Net increase (decrease)	9,865	12,231	$ 448,283	$ 515,727
Institutional Class
Shares sold	996	-	$ 45,000	$ -
Reinvestment of distributions	25	63	1,133	2,457
Shares redeemed	(2,202)	(1,274)	(99,518)	(48,199)
Net increase (decrease)	(1,181)	(1,211)	$ (53,385)	$ (45,742)
Fidelity Income Replacement 2022 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	77	338	2,949
Shares redeemed	(2,006)	(3,298)	(84,777)	(120,531)
Net increase (decrease)	(1,998)	(3,221)	$ (84,439)	$ (117,582)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class T
Shares sold	1,105	76	$ 48,498	$ 3,458
Reinvestment of distributions	31	130	1,374	4,991
Shares redeemed	(2,115)	(1,511)	(94,162)	(56,298)
Net increase (decrease)	(979)	(1,305)	$ (44,290)	$ (47,849)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	14	54	640	2,085
Shares redeemed	(699)	(953)	(31,230)	(35,652)
Net increase (decrease)	(685)	(899)	$ (30,590)	$ (33,567)
Income Replacement 2022
Shares sold	9,043	5,083	$ 391,098	$ 194,196
Reinvestment of distributions	462	834	20,398	32,170
Shares redeemed	(13,142)	(48,851)	(587,330)	(1,860,055)
Net increase (decrease)	(3,637)	(42,934)	$ (175,834)	$ (1,633,689)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	4	56	166	2,170
Shares redeemed	(3,867)	(1,970)	(173,132)	(72,714)
Net increase (decrease)	(3,863)	(1,914)	$ (172,966)	$ (70,544)
Fidelity Income Replacement 2024 Fund
Class A
Shares sold	-	4,906	$ -	$ 215,614
Reinvestment of distributions	108	327	4,833	12,248
Shares redeemed	(1,295)	(4,404)	(57,768)	(158,200)
Net increase (decrease)	(1,187)	829	$ (52,935)	$ 69,662
Class T
Shares sold	295	-	$ 13,015	$ -
Reinvestment of distributions	27	76	1,197	2,834
Shares redeemed	(804)	(456)	(35,887)	(17,393)
Net increase (decrease)	(482)	(380)	$ (21,675)	$ (14,559)
Class C
Shares sold	-	580	$ -	$ 25,192
Reinvestment of distributions	19	91	835	3,347
Shares redeemed	(71)	(2,078)	(2,945)	(76,555)
Net increase (decrease)	(52)	(1,407)	$ (2,110)	$ (48,016)
Income Replacement 2024
Shares sold	9,741	13,806	$ 422,106	$ 554,022
Reinvestment of distributions	143	289	6,430	10,721
Shares redeemed	(5,344)	(11,244)	(239,126)	(417,589)
Net increase (decrease)	4,540	2,851	$ 189,410	$ 147,154
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	78	1,064	2,918
Shares redeemed	(580)	(769)	(25,832)	(28,292)
Net increase (decrease)	(556)	(691)	$ (24,768)	$ (25,374)
Fidelity Income Replacement 2026 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	26	107	1,147	4,141
Shares redeemed	(713)	(1,237)	(31,427)	(44,238)
Net increase (decrease)	(687)	(1,130)	$ (30,280)	$ (40,097)
Class T
Shares sold	2,332	-	$ 103,846	$ -
Reinvestment of distributions	39	75	1,739	2,895
Shares redeemed	(1,146)	(766)	(50,896)	(27,732)
Net increase (decrease)	1,225	(691)	$ 54,689	$ (24,837)
Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	55	305	2,424	11,850
Shares redeemed	(653)	(6,213)	(29,483)	(212,409)
Net increase (decrease)	(598)	(5,908)	$ (27,059)	$ (200,559)
Income Replacement 2026
Shares sold	11,631	2,618	$ 516,873	$ 94,000
Reinvestment of distributions	139	498	6,162	19,354
Shares redeemed	(6,640)	(11,158)	(295,846)	(396,480)
Net increase (decrease)	5,130	(8,042)	$ 227,189	$ (283,126)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	84	1,055	3,263
Shares redeemed	(581)	(772)	(25,621)	(27,938)
Net increase (decrease)	(557)	(688)	$ (24,566)	$ (24,675)
Fidelity Income Replacement 2028 Fund
Class A
Shares sold	1,688	902	$ 71,316	$ 30,470
Reinvestment of distributions	161	251	7,159	9,345
Shares redeemed	(672)	(2,317)	(29,955)	(82,255)
Net increase (decrease)	1,177	(1,164)	$ 48,520	$ (42,440)
Class T
Shares sold	-	3,593	$ -	$ 161,040
Reinvestment of distributions	46	188	2,069	6,887
Shares redeemed	(340)	(9,171)	(15,095)	(312,914)
Net increase (decrease)	(294)	(5,390)	$ (13,026)	$ (144,987)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	8	53	379	1,949
Shares redeemed	(965)	(1,185)	(42,703)	(42,907)
Net increase (decrease)	(957)	(1,132)	$ (42,324)	$ (40,958)
Income Replacement 2028
Shares sold	7,291	61,564	$ 328,341	$ 2,501,275
Reinvestment of distributions	860	2,090	38,493	75,928
Shares redeemed	(26,019)	(56,233)	(1,168,445)	(2,070,963)
Net increase (decrease)	(17,868)	7,421	$ (801,611)	$ 506,240
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	24	68	1,048	2,548
Shares redeemed	(575)	(764)	(25,500)	(27,702)
Net increase (decrease)	(551)	(696)	$ (24,452)	$ (25,154)
Fidelity Income Replacement 2030 Fund
Class A
Shares sold	1,608	-	$ 70,708	$ -
Reinvestment of distributions	22	73	972	2,794
Shares redeemed	(1,510)	(767)	(65,796)	(27,372)
Net increase (decrease)	120	(694)	$ 5,884	$ (24,578)
Class T
Shares sold	-	671	$ -	$ 30,925
Reinvestment of distributions	14	75	632	2,915
Shares redeemed	(767)	(1,036)	(33,663)	(37,010)
Net increase (decrease)	(753)	(290)	$ (33,031)	$ (3,170)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	47	182	2,094	6,983
Shares redeemed	(250)	(2,189)	(10,986)	(77,203)
Net increase (decrease)	(203)	(2,007)	$ (8,892)	$ (70,220)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Income Replacement 2030
Shares sold	30,831	5,662	$ 1,381,260	$ 238,867
Reinvestment of distributions	68	237	3,035	9,619
Shares redeemed	(1,995)	(12,457)	(90,075)	(499,906)
Net increase (decrease)	28,904	(6,558)	$ 1,294,220	$ (251,420)
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	22	78	982	2,975
Shares redeemed	(578)	(770)	(25,388)	(27,474)
Net increase (decrease)	(556)	(692)	$ (24,406)	$ (24,499)
Fidelity Income Replacement 2032 Fund
Class A
Shares sold	-	4,297	$ -	$ 200,000
Reinvestment of distributions	93	286	4,047	11,007
Shares redeemed	(107)	(8,676)	(4,502)	(351,549)
Net increase (decrease)	(14)	(4,093)	$ (455)	$ (140,542)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	78	838	2,968
Shares redeemed	(575)	(768)	(24,937)	(27,006)
Net increase (decrease)	(556)	(690)	$ (24,099)	$ (24,038)
Class C
Shares sold	-	1,093	$ -	$ 45,000
Reinvestment of distributions	12	91	502	3,391
Shares redeemed	(480)	(2,085)	(20,831)	(67,945)
Net increase (decrease)	(468)	(901)	$ (20,329)	$ (19,554)
Income Replacement 2032
Shares sold	20,546	21,940	$ 869,619	$ 841,705
Reinvestment of distributions	269	449	11,717	17,218
Shares redeemed	(21,297)	(6,141)	(886,611)	(214,625)
Net increase (decrease)	(482)	16,248	$ (5,275)	$ 644,298
Institutional Class
Shares sold	565	-	$ 25,000	$ -
Reinvestment of distributions	25	88	1,078	3,330
Shares redeemed	(582)	(773)	(25,236)	(27,211)
Net increase (decrease)	8	(685)	$ 842	$ (23,881)
Fidelity Income Replacement 2034 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	17	89	757	3,391
Shares redeemed	(984)	(1,504)	(41,642)	(53,458)
Net increase (decrease)	(967)	(1,415)	$ (40,885)	$ (50,067)
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	20	58	892	2,202
Shares redeemed	(569)	(761)	(24,737)	(26,682)
Net increase (decrease)	(549)	(703)	$ (23,845)	$ (24,480)
Class C
Shares sold	-	824	$ -	$ 34,000
Reinvestment of distributions	12	46	503	1,781
Shares redeemed	(434)	(1,880)	(18,880)	(67,548)
Net increase (decrease)	(422)	(1,010)	$ (18,377)	$ (31,767)
Income Replacement 2034
Shares sold	5,032	36,056	$ 225,749	$ 1,410,731
Reinvestment of distributions	383	482	16,703	18,396
Shares redeemed	(8,062)	(8,010)	(352,058)	(280,721)
Net increase (decrease)	(2,647)	28,528	$ (109,606)	$ 1,148,406

Annual Report

Notes to Financial Statements - continued

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Institutional Class
Shares sold	-	2,039	$ -	$ 95,000
Reinvestment of distributions	39	111	1,717	4,233
Shares redeemed	(586)	(1,522)	(25,063)	(53,366)
Net increase (decrease)	(547)	628	$ (23,346)	$ 45,867
Fidelity Income Replacement 2036 Fund
Class A
Shares sold	128	-	$ 5,725	$ -
Reinvestment of distributions	23	78	973	2,758
Shares redeemed	(600)	(767)	(25,767)	(26,498)
Net increase (decrease)	(449)	(689)	$ (19,069)	$ (23,740)
Class T
Shares sold	82	437	$ 3,536	$ 16,380
Reinvestment of distributions	54	186	2,334	6,459
Shares redeemed	(756)	(2,221)	(33,710)	(74,730)
Net increase (decrease)	(620)	(1,598)	$ (27,840)	$ (51,891)
Class C
Shares sold	979	2,310	$ 39,435	$ 92,634
Reinvestment of distributions	41	80	1,752	2,800
Shares redeemed	(1,217)	(1,505)	(52,088)	(49,938)
Net increase (decrease)	(197)	885	$ (10,901)	$ 45,496
Income Replacement 2036
Shares sold	2,159	726	$ 86,419	$ 32,500
Reinvestment of distributions	99	370	4,266	12,836
Shares redeemed	(4,508)	(6,424)	(191,085)	(222,147)
Net increase (decrease)	(2,250)	(5,328)	$ (100,400)	$ (176,811)
Institutional Class
Shares sold	1,348	-	$ 59,043	$ -
Reinvestment of distributions	33	104	1,403	3,664
Shares redeemed	(723)	(959)	(31,039)	(33,160)
Net increase (decrease)	658	(855)	$ 29,407	$ (29,496)
Fidelity Income Replacement 2038 Fund
Class A
Shares sold	667	2,129	$ 28,000	$ 75,810
Reinvestment of distributions	24	78	996	2,676
Shares redeemed	(2,898)	(1,283)	(123,534)	(43,654)
Net increase (decrease)	(2,207)	924	$ (94,538)	$ 34,832
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	55	896	1,899
Shares redeemed	(622)	(604)	(26,247)	(20,566)
Net increase (decrease)	(601)	(549)	$ (25,351)	$ (18,667)
Class C
Shares sold	1,458	-	$ 65,000	$ -
Reinvestment of distributions	18	45	774	1,551
Shares redeemed	(823)	(601)	(34,657)	(20,438)
Net increase (decrease)	653	(556)	$ 31,117	$ (18,887)
Income Replacement 2038
Shares sold	19,983	8,548	$ 804,508	$ 312,614
Reinvestment of distributions	594	333	25,218	11,339
Shares redeemed	(2,784)	(3,764)	(118,526)	(133,653)
Net increase (decrease)	17,793	5,117	$ 711,200	$ 190,300
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	27	65	1,151	2,246
Shares redeemed	(628)	(608)	(26,515)	(20,399)
Net increase (decrease)	(601)	(543)	$ (25,364)	$ (18,153)

Annual Report

7. Share Transactions - continued

	Shares		Dollars
Years ended July 31,	2010	2009	2010	2009
Fidelity Income Replacement 2040 Fund
Class A
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	21	61	909	2,117
Shares redeemed	(697)	(606)	(29,560)	(20,534)
Net increase (decrease)	(676)	(545)	$ (28,651)	$ (18,417)
Class T
Shares sold	766	1,587	$ 32,205	$ 60,003
Reinvestment of distributions	44	109	1,859	3,744
Shares redeemed	(849)	(1,999)	(35,678)	(66,297)
Net increase (decrease)	(39)	(303)	$ (1,614)	$ (2,550)
Class C
Shares sold	1,585	-	$ 67,225	$ -
Reinvestment of distributions	14	46	599	1,589
Shares redeemed	(765)	(601)	(32,264)	(20,340)
Net increase (decrease)	834	(555)	$ 35,560	$ (18,751)
Income Replacement 2040
Shares sold	51,547	5,464	$ 2,203,936	$ 205,995
Reinvestment of distributions	391	293	16,805	10,040
Shares redeemed	(32,503)	(9,085)	(1,366,427)	(305,194)
Net increase (decrease)	19,435	(3,328)	$ 854,314	$ (89,159)
Institutional Class
Shares sold	857	-	$ 35,012	$ -
Reinvestment of distributions	39	66	1,633	2,287
Shares redeemed	(935)	(608)	(39,625)	(20,599)
Net increase (decrease)	(39)	(542)	$ (2,980)	$ (18,312)
Fidelity Income Replacement 2042 Fund
Class A
Shares sold	1,685	1,068	$ 72,288	$ 34,898
Reinvestment of distributions	36	68	1,552	2,330
Shares redeemed	(3,326)	(879)	(142,410)	(29,788)
Net increase (decrease)	(1,605)	257	$ (68,570)	$ 7,440
Class T
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	19	55	808	1,881
Shares redeemed	(621)	(604)	(26,230)	(20,417)
Net increase (decrease)	(602)	(549)	$ (25,422)	$ (18,536)
Class C
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	13	45	562	1,536
Shares redeemed	(615)	(600)	(25,273)	(20,287)
Net increase (decrease)	(602)	(555)	$ (24,711)	$ (18,751)
Income Replacement 2042
Shares sold	45,150	20,430	$ 1,897,966	$ 716,264
Reinvestment of distributions	960	595	40,980	20,217
Shares redeemed	(3,141)	(6,545)	(134,772)	(223,148)
Net increase (decrease)	42,969	14,480	$ 1,804,174	$ 513,333
Institutional Class
Shares sold	-	-	$ -	$ -
Reinvestment of distributions	25	65	1,066	2,233
Shares redeemed	(627)	(608)	(26,500)	(20,545)
Net increase (decrease)	(602)	(543)	$ (25,434)	$ (18,312)

Annual Report

Notes to Financial Statements - continued

8. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

The Funds do not invest in the Underlying Funds for the purpose of exercising management or control; however, investments by the Funds within their principal investment strategies may represent a significant portion of the Underlying Fund's net assets. At the end of the period, the following Funds were the owners of record of 10% or more of the total outstanding shares of the Underlying Funds.

Fund	Income Replacement 2016 Fund	Income Replacement 2028 Fund	Income Replacement 2042 Fund
Fidelity Broad Market Opportunities Fund	16%	16%	11%

The Funds, in aggregate, were the owners of record of more than 20% of the total outstanding shares of the following Underlying Funds.

Fund	% of shares held
Fidelity Broad Market Opportunities Fund	100%

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund:

We have audited the accompanying statements of assets and liabilities of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund (the Funds), each a fund of Fidelity Income Fund (the trust), including the schedules of investments, as of July 31, 2010, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of July 31, 2010, by correspondence with the transfer agent. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial positions of Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund and Fidelity Income Replacement 2042 Fund as of July 31, 2010, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

DELOITTE & TOUCHE LLP

Boston, Massachusetts

September 23, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and funds, as applicable, are listed below. The Board of Trustees governs each Fidelity Income Replacement Fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee each Fidelity Income Replacement Fund's activities, review contractual arrangements with companies that provide services to each Fidelity Income Replacement Fund, oversee management of the risks associated with such activities and contractual arrangements, and review each Fidelity Income Replacement Fund's performance. If the interests of a Fidelity Income Replacement Fund and an underlying Fidelity fund were to diverge, a conflict of interest could arise and affect how the Trustees fulfill their fiduciary duties to the affected funds. Strategic Advisers has structured the Fidelity Income Replacement Funds to avoid these potential conflicts, although there may be situations where a conflict of interest is unavoidable. In such instances, Strategic Advisers and the Trustees would take reasonable steps to minimize and, if possible, eliminate the conflict. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Funds' Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing each fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the funds, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the funds. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The funds' Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, each fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the funds' activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the funds' business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the funds are carried out by or through FMR, its affiliates and other service providers, the funds' exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the funds' activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the funds' Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the funds' Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Funds' Trustees."

Annual Report

The funds' Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for each fund.

Annual Report

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Derek L. Young (45)

Year of Election or Appointment: 2009

Vice President of Fidelity's Asset Allocation Funds. Mr. Young also serves as Chief Investment Officer of the Global Asset Allocation Group (2009-present). Previously, Mr. Young served as a portfolio manager.

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A percentage of the dividends distributed during the fiscal year for the following funds was derived from interest on U.S. Government securities which is generally exempt from state income tax:

Income Replacement 2016
Institutional Class	8.48%
Income Replacement 2018
Institutional Class	7.85%
Income Replacement 2020
Institutional Class	7.36%
Income Replacement 2022
Institutional Class	7.36%
Income Replacement 2024
Institutional Class	6.74%
Income Replacement 2026
Institutional Class	6.74%
Income Replacement 2028
Institutional Class	6.60%
Income Replacement 2030
Institutional Class	6.23%
Income Replacement 2032
Institutional Class	6.28%
Income Replacement 2034
Institutional Class	6.18%
Income Replacement 2036
Institutional Class	6.25%
Income Replacement 2038
Institutional Class	5.88%
Income Replacement 2040
Institutional Class	4.87%
Income Replacement 2042
Institutional Class	5.08%

A percentage of the dividends distributed during the fiscal year for the following funds may be taken into account as a dividend for purposes of the maximum rate under section 1(h)(11) of the Internal Revenue Code.

Income Replacement 2016	Institutional Class
August 2009	15%
September 2009	20%
October 2009	21%
November 2009	20%
December 2009 (Ex-Date 12/23/09)	23%
December 2009 (Ex-Date 12/30/09)	23%
January 2010	6%
February 2010	6%
March 2010	6%
April 2010	6%
May 2010	6%
June 2010	6%
July 2010	6%

Income Replacement 2018	Institutional Class
August 2009	19%
September 2009	26%
October 2009	26%
November 2009	26%
December 2009 (Ex-Date 12/23/09)	27%
December 2009 (Ex-Date 12/30/09)	27%
January 2010	8%
February 2010	7%
March 2010	7%
April 2010	8%
May 2010	7%
June 2010	8%
July 2010	8%

Income Replacement 2020	Institutional Class
August 2009	21%
September 2009	29%
October 2009	30%
November 2009	28%
December 2009 (Ex-Date 12/23/09)	32%
December 2009 (Ex-Date 12/30/09)	31%
January 2010	8%
February 2010	8%
March 2010	8%
April 2010	9%
May 2010	8%
June 2010	8%
July 2010	9%

Income Replacement 2022	Institutional Class
August 2009	0%
September 2009 (Ex-Date 9/11/09)	8%
September 2009 (Ex-Date 9/29/09)	32%
October 2009	32%
November 2009	32%
December 2009 (Ex-Date 12/23/09)	33%
December 2009 (Ex-Date 12/30/09)	33%
January 2010	10%
February 2010	10%
March 2010	10%
April 2010	10%
May 2010	10%
June 2010	10%
July 2010	10%

Income Replacement 2024	Institutional Class
August 2009	24%
September 2009	34%
October 2009	35%
November 2009	35%
December 2009 (Ex-Date 12/23/09)	38%
December 2009 (Ex-Date 12/30/09)	37%
January 2010	10%
February 2010	10%
March 2010	10%
April 2010	11%
May 2010	10%
June 2010	10%
July 2010	11%

Income Replacement 2026	Institutional Class
August 2009	17%
September 2009	32%
October 2009	34%
November 2009	30%
December 2009 (Ex-Date 12/23/09)	39%
December 2009 (Ex-Date 12/30/09)	37%
January 2010	9%
February 2010	13%
March 2010	12%
April 2010	12%
May 2010	12%
June 2010	12%
July 2010	12%

Income Replacement 2028	Institutional Class
August 2009	28%
September 2009	38%
October 2009	38%
November 2009	38%
December 2009 (Ex-Date 12/23/09)	39%
December 2009 (Ex-Date 12/30/09)	39%
January 2010	11%
February 2010	11%
March 2010	11%
April 2010	11%
May 2010	11%
June 2010	11%
July 2010	11%

Income Replacement 2030	Institutional Class
August 2009	23%
September 2009	34%
October 2009	36%
November 2009	36%
December 2009 (Ex-Date 12/23/09)	43%
December 2009 (Ex-Date 12/30/09)	41%
January 2010	11%
February 2010	14%
March 2010	12%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	15%

Income Replacement 2032	Institutional Class
August 2009	28%
September 2009	37%
October 2009	37%
November 2009	37%
December 2009 (Ex-Date 12/23/09)	40%
December 2009 (Ex-Date 12/30/09)	39%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	15%
May 2010	14%
June 2010	14%
July 2010	15%

Income Replacement 2034	Institutional Class
August 2009	0%
September 2009 (Ex-Date 9/11/09)	17%
September 2009 (Ex-Date 9/29/09)	42%
October 2009	42%
November 2009	42%
December 2009 (Ex-Date 12/23/09)	43%
December 2009 (Ex-Date 12/30/09)	42%
January 2010	13%
February 2010	13%
March 2010	13%
April 2010	13%
May 2010	13%
June 2010	13%
July 2010	13%

Income Replacement 2036	Institutional Class
August 2009	0%
September 2009 (Ex-Date 9/11/09)	32%
September 2009 (Ex-Date 9/29/09)	39%
October 2009	40%
November 2009	39%
December 2009 (Ex-Date 12/23/09)	46%
December 2009 (Ex-Date 12/30/09)	45%
January 2010	13%
February 2010	13%
March 2010	13%
April 2010	14%
May 2010	13%
June 2010	13%
July 2010	14%

Income Replacement 2038	Institutional Class
August 2009	0%
September 2009 (Ex-Date 9/11/09)	23%
September 2009 (Ex-Date 9/29/09)	45%
October 2009	45%
November 2009	45%
December 2009 (Ex-Date 12/23/09)	46%
December 2009 (Ex-Date 12/30/09)	46%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	14%
May 2010	14%
June 2010	13%
July 2010	14%

Income Replacement 2040	Institutional Class
August 2009	28%
September 2009	48%
October 2009	49%
November 2009	49%
December 2009 (Ex-Date 12/23/09)	54%
December 2009 (Ex-Date 12/30/09)	53%
January 2010	14%
February 2010	14%
March 2010	14%
April 2010	15%
May 2010	14%
June 2010	14%
July 2010	14%

Income Replacement 2042	Institutional Class
August 2009	35%
September 2009	49%
October 2009	49%
November 2009	49%
December 2009 (Ex-Date 12/23/09)	50%
December 2009 (Ex-Date 12/30/09)	50%
January 2010	14%
February 2010	15%
March 2010	15%
April 2010	15%
May 2010	15%
June 2010	15%
July 2010	15%

The fund will notify shareholders in January 2011 of amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Strategic Advisers, Inc.

Boston, MA

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

The Bank of New York Mellon

New York, NY

ARWI-UANN-0910
1.848183.102

Fidelity®
Ultra-Short Bond
Fund

Annual Report

July 31, 2010

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Life of fund A
Fidelity® Ultra-Short Bond Fund	1.27%	-1.10%	0.01%

A From August 29, 2002.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Ultra-Short Bond Fund, a class of the fund, on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve's purchases of agency debt.

Comments from Robert Galusza, Portfolio Manager of Fidelity® Ultra-Short Bond Fund: For the year, the fund's Retail Class shares returned 1.27%, beating the 0.46% advance of the Barclays Capital 6 Month Swap Index. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. During the past year, some of the fund's best performers were holdings in asset-backed securities, specifically those backed by credit card receivables and car loans, and short-maturity commercial paper and corporate bonds, all of which fared particularly well due to strong investor demand. My decisions to decrease the fund's stake in commercial paper and corporate bonds in the financial sector and increase its holdings in the industrial sector proved beneficial because our holdings in the latter generally outperformed.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,001.50	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class T	.67%
Actual		$ 1,000.00	$ 1,001.30	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,002.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
U.S. Government and U.S. Government Agency Obligations† 39.0%	U.S. Government and U.S. Government Agency Obligations† 31.9%
AAA 16.5%	AAA 20.6%
AA 9.5%	AA 10.3%
A 6.0%	A 7.0%
BBB 7.9%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 24.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2010
6 months ago
Years	0.9	0.9

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	0.4	0.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Corporate Bonds 22.0%		Corporate Bonds 21.4%
	U.S. Government and U.S. Government Agency Obligations† 39.0%		U.S. Government and U.S. Government Agency Obligations† 31.9%
	Asset-Backed Securities 15.6%		Asset-Backed Securities 20.3%
	CMOs and Other Mortgage Related Securities 2.5%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.8%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 20.1%		Short-Term Investments and Net Other Assets 24.0%
* Foreign investments	10.3%	** Foreign investments	15.3%
* Futures and Swaps	3.8%	** Futures and Swaps	7.6%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 1,500,000	$ 1,568,297
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	342,000	347,836
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,000,000	1,027,700
Comcast Corp. 5.45% 11/15/10	1,000,000	1,013,179
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,035,913
		3,076,792
TOTAL CONSUMER DISCRETIONARY		4,992,925
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 1.2672% 3/26/13 (c)(f)	2,000,000	2,001,026
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,097,840
TOTAL CONSUMER STAPLES		4,098,866
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,847
FINANCIALS - 10.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc. 0.9313% 10/7/11 (f)	1,000,000	996,886
JPMorgan Chase & Co. 1.1597% 2/26/13 (f)	2,000,000	2,002,576
Morgan Stanley 2.9228% 5/14/13 (f)	800,000	808,542
UBS AG Stamford Branch 1.5841% 2/23/12 (f)	1,500,000	1,507,620
		5,315,624
Commercial Banks - 5.6%
Commonwealth Bank of Australia 1.0893% 3/19/13 (c)(f)	1,500,000	1,498,439
Credit Agricole SA 0.6944% 2/2/12 (c)(f)	2,000,000	1,990,234
ING Bank NV 1.1568% 1/13/12 (c)(f)	2,000,000	2,010,060
National Australia Bank Ltd. 1.0111% 1/8/13 (c)(f)	1,000,000	1,000,338
Royal Bank of Scotland PLC 0.7978% 3/30/12 (c)(f)	2,000,000	1,986,872
Santander US Debt SA Unipersonal 1.3334% 3/30/12 (c)(f)	800,000	777,623
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.0544% 8/1/13 (f)	$ 500,000	$ 470,525
Svenska Handelsbanken AB 1.5364% 9/14/12 (c)(f)	2,000,000	2,007,950
Wachovia Corp. 0.6884% 3/1/12 (f)	2,000,000	1,987,008
Westpac Banking Corp. 1.0811% 4/8/13 (c)(f)	1,000,000	991,815
		14,720,864
Consumer Finance - 0.7%
General Electric Capital Corp. 0.5059% 8/15/11 (f)	1,882,000	1,880,442
Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.6518% 1/13/12 (f)	2,000,000	2,001,616
Marsh & McLennan Companies, Inc. 5.15% 9/15/10	1,484,000	1,490,595
Metropolitan Life Global Funding I 5.75% 7/25/11 (c)	1,500,000	1,562,442
		5,054,653
Real Estate Management & Development - 0.3%
Simon Property Group LP 4.875% 8/15/10	735,000	735,548
TOTAL FINANCIALS		27,707,131
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,023,600
WellPoint, Inc. 5% 1/15/11	1,000,000	1,017,324
		3,040,924
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,021,704
TOTAL HEALTH CARE		5,062,628
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,000,000	2,002,214
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,018,314
TOTAL INDUSTRIALS		4,020,528
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,051
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
British Telecommunications PLC 9.375% 12/15/10 (b)	$ 1,050,000	$ 1,081,085
France Telecom SA 7.75% 3/1/11 (b)	1,500,000	1,558,932
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,068,072
Telecom Italia Capital SA 4.875% 10/1/10	1,000,000	1,005,930
		5,714,019
Wireless Telecommunication Services - 1.0%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	699,756
Vodafone Group PLC 0.8163% 2/27/12 (f)	2,000,000	1,998,016
		2,697,772
TOTAL TELECOMMUNICATION SERVICES		8,411,791
UTILITIES - 1.0%
Electric Utilities - 0.6%
Southern Co. 0.9178% 10/21/11 (f)	1,500,000	1,505,385
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,037,012
TOTAL UTILITIES		2,542,397
TOTAL NONCONVERTIBLE BONDS (Cost $58,106,053)		58,134,164
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 17.5%
Freddie Mac:
0% 12/14/10	20,000,000	19,983,620
1.625% 4/26/11	26,000,000	26,250,195
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,233,815
U.S. Treasury Obligations - 11.4%
U.S. Treasury Notes:
0.875% 5/31/11 (e)	20,000,000	20,095,320
1% 7/31/11	10,000,000	10,064,840
TOTAL U.S. TREASURY OBLIGATIONS		30,160,160
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 3.3%
Bank of America Corp. 0.775% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,510,475
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (d)	690,000	697,340
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	470,000	473,902
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	870,000	878,320
Goldman Sachs Group, Inc.:
0.6236% 11/9/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,008,822
1.7% 3/15/11 (FDIC Guaranteed) (d)	1,000,000	1,009,201
JPMorgan Chase & Co. 0.5641% 2/23/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,003,570
TOTAL OTHER GOVERNMENT RELATED		8,581,630
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,772,233)		84,975,605
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 3.8%
1.985% 4/1/36 (f)	272,598	280,930
2.02% 7/1/35 (f)	695,668	722,706
2.686% 6/1/35 (f)	1,243,493	1,297,616
2.693% 12/1/34 (f)	710,159	743,508
2.805% 7/1/35 (f)	991,477	1,034,035
2.817% 11/1/34 (f)	191,890	201,395
2.845% 2/1/34 (f)	395,990	411,104
2.925% 3/1/37 (f)	611,163	639,543
2.956% 6/1/35 (f)	491,521	513,693
3.044% 10/1/35 (f)	1,359,549	1,420,223
3.06% 8/1/33 (f)	162,855	169,840
3.084% 11/1/34 (f)	652,722	679,556
3.109% 7/1/34 (f)	562,020	589,570
3.116% 7/1/33 (f)	175,020	183,226
3.779% 10/1/39 (f)	1,057,322	1,105,706
TOTAL FANNIE MAE		9,992,651
Freddie Mac - 1.5%
2.626% 4/1/35 (f)	1,361,335	1,421,317
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.698% 6/1/35 (f)	$ 1,056,168	$ 1,107,685
3.088% 3/1/35 (f)	643,304	675,677
4.714% 11/1/35 (f)	701,337	734,048
TOTAL FREDDIE MAC		3,938,727
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,653,996)		13,931,378
Asset-Backed Securities - 15.6%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0788% 3/25/34 (f)	15,696	14,998
Series 2006-HE2 Class M3, 0.6688% 5/25/36 (f)	23,962	930
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (c)	1,582,768	1,586,482
Series 2009-B Class A2, 1.21% 6/15/12 (c)	1,972,419	1,976,887
Ally Master Owner Trust Series 2010-1 Class A, 2.0909% 1/15/15 (c)(f)	700,000	712,185
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (c)	1,000,000	1,018,582
Series 2009-2A Class A2, 1.16% 2/15/12 (c)	1,232,360	1,233,901
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,002,770
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,031,704
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,011,628
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3709% 5/16/11 (c)(f)	503,652	503,848
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	500,000	524,145
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6309% 7/15/13 (f)	160,000	160,007
Series 2003-B5 Class B5, 4.79% 8/15/13	1,000,000	1,006,542
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	101,882
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,532,450
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	1,719,293	1,721,085
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5181% 5/20/17 (c)(f)	143,916	128,741
Chase Issuance Trust:
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,017,516
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2005-A7 Class A7, 4.55% 3/15/13	$ 340,000	$ 346,307
Series 2008-9 Class A, 4.26% 5/15/13	100,000	102,896
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	792,173
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	500,000	502,022
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	207,447
Series 2007-B6 Class B6, 5% 11/8/12	300,000	302,933
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	440,564	442,232
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8709% 5/28/35 (f)	80,751	64,466
Class AB3, 0.8163% 5/28/35 (f)	32,052	25,598
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (c)	585,739	586,874
Series 2010-A Class A2, 1.04% 3/15/13 (c)	1,000,000	1,001,892
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	34,923	34,982
Series 2009-D:
Class A2, 1.21% 1/15/12	1,471,599	1,473,459
Class A3, 2.17% 10/15/13	100,000	101,565
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,001,190
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,000
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9909% 12/15/14 (c)(f)	490,000	500,022
Fremont Home Loan Trust Series 2005-A Class M4, 1.0088% 1/25/35 (f)	125,000	15,135
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,017,345
GSAMP Trust Series 2007-HE1 Class M1, 0.5788% 3/25/47 (f)	335,000	20,070
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4088% 5/25/30 (c)(f)	644,325	164,303
Home Equity Asset Trust Series 2003-5 Class A2, 1.0288% 12/25/33 (f)	10,566	6,151
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 8/15/11	71,600	71,751
Series 2009-3 Class A2, 1.5% 8/15/11	562,786	563,749
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	1,711,410	1,714,401
Class A3, 2.03% 8/15/13	130,000	132,063
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	$ 1,472,774	$ 1,473,966
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	1,751,901	1,753,912
Class A3, 1.67% 1/15/14	180,000	182,516
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7988% 8/25/35 (f)	30,990	24,040
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6688% 8/25/34 (f)	65,756	46,606
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	42,521	42,568
Series 2009-B:
Class A2, 1.22% 9/15/11	1,561,279	1,562,549
Class A3, 2.07% 1/15/15	270,000	273,312
Ocala Funding LLC Series 2006-1A Class A, 1.7381% 3/20/11 (a)(c)(f)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7788% 9/25/34 (f)	435,000	70,779
Series 2004-WWF1 Class M4, 1.4288% 12/25/34 (f)	945,000	147,217
Series 2005-WCH1 Class M3, 0.8888% 1/25/36 (f)	425,000	261,061
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1288% 4/25/33 (f)	1,451	1,204
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1888% 9/25/34 (f)	21,802	14,596
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 2.87% 7/15/11	278,140	279,137
Class A3, 3.41% 4/16/12	1,000,000	1,020,266
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,390,000	1,402,553
Series 2007-A5A Class A5, 1.0909% 10/15/14 (c)(f)	250,000	250,147
TOTAL ASSET-BACKED SECURITIES (Cost $44,240,966)		41,140,788
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.9%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.6047% 10/18/54 (c)(f)	314,203	311,801
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5447% 11/20/56 (c)(f)	500,000	488,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6588% 12/25/34 (f)	$ 298,573	$ 210,519
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (c)(f)	750,000	747,943
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5472% 9/25/36 (f)	1,000,000	570,058
TOTAL PRIVATE SPONSOR		2,328,823
U.S. Government Agency - 1.5%
Fannie Mae subordinate REMIC pass-thru certificates:
sequential payer Series 2003-129 Class GF, 0.7288% 4/25/30 (f)	1,729,932	1,731,734
Series 2008-76 Class EF, 0.8288% 9/25/23 (f)	108,391	108,356
Freddie Mac Multi-class participation certificates guaranteed floater Series 3346 Class FA, 0.5709% 2/15/19 (f)	2,310,313	2,309,444
TOTAL U.S. GOVERNMENT AGENCY		4,149,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,992,703)		6,478,357
Commercial Mortgage Securities - 1.6%

First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	696,480	701,136
GS Mortgage Securities Corp. II Series 2001-LIBA:
Class C, 6.733% 2/14/16 (c)	1,200,000	1,237,014
Class E, 6.733% 2/14/16 (c)	1,000,000	1,030,845
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.55% 7/15/19 (c)(f)	570,000	69,825
Series 2007-XLFA Class B, 0.48% 10/15/20 (c)(f)	440,000	242,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	349,726	349,519
Series 2007-XLC1:
Class C, 0.95% 7/17/17 (c)(f)	803,413	22,094
Class D, 1.05% 7/17/17 (c)(f)	378,077	10,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.15% 7/17/17 (c)(f)	$ 305,370	$ 8,398
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3736% 4/4/27 (f)	588,271	588,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,454,244)		4,259,637
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.61% 11/19/12 (f) (Cost $2,000,000)	2,000,000	2,001,658
Certificates of Deposit - 1.5%

BNP Paribas SA euro 0.3025% 8/31/10	2,000,000	2,000,004
Deutsche Bank New York Branch yankee 0.8247% 1/19/12 (f)	2,000,000	1,986,820
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,918)		3,986,824
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $51,526,000)	$ 51,526,915	51,526,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $271,746,113)		266,434,411
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,499,799)
NET ASSETS - 100%		$ 263,934,612
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2010	$ 9,988,875	$ 9,471
10 Eurodollar 90 Day Index Contracts	March 2011	9,987,250	6,224
TOTAL EURODOLLAR CONTRACTS			$ 15,695
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,365,553 or 13.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,581,630 or 3.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,119.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$51,526,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 3,508,034
Bank of America NA	1,755,026
Deutsche Bank Securities, Inc.	13,162,696
Goldman, Sachs & Co.	3,510,052
ING Financial Markets LLC	9,218,113
J.P. Morgan Securities, Inc.	540,285
Merrill Lynch Government Securities, Inc.	3,159,047
Mizuho Securities USA, Inc.	14,040,208
Morgan Stanley & Co., Inc.	1,755,026
RBC Capital Markets Corp.	877,513
$ 51,526,000
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,134,164	$ -	$ 58,134,164	$ -
U.S. Government and Government Agency Obligations	84,975,605	-	84,975,605	-
U.S. Government Agency - Mortgage Securities	13,931,378	-	13,931,378	-
Asset-Backed Securities	41,140,788	-	40,598,435	542,353
Collateralized Mortgage Obligations	6,478,357	-	6,478,357	-
Commercial Mortgage Securities	4,259,637	-	4,218,748	40,889
Foreign Government and Government Agency Obligations	2,001,658	-	2,001,658	-
Certificates of Deposit	3,986,824	-	3,986,824	-
Cash Equivalents	51,526,000	-	51,526,000	-
Total Investments in Securities:	$ 266,434,411	$ -	$ 265,851,169	$ 583,242
Derivative Instruments:
Assets
Futures Contracts	$ 15,695	$ 15,695	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(5,220,168)
Total Unrealized Gain (Loss)	5,292,451
Cost of Purchases	-
Proceeds of Sales	(651,374)
Amortization/Accretion	(27,240)
Transfers in to Level 3	-
Transfers out of Level 3	(366,665)
Ending Balance	$ 583,242
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 69,078

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 15,695	$ -
Total Value of Derivatives	$ 15,695	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.4%
France	2.1%
Australia	1.4%
Luxembourg	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire on July 31, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $51,526,000) - See accompanying schedule: Unaffiliated issuers (cost $271,746,113)		$ 266,434,411
Cash		45
Receivable for investments sold		49,851
Receivable for fund shares sold		146,033
Interest receivable		767,448
Receivable for daily variation on futures contracts		1,250
Total assets		267,399,038

Liabilities
Payable for investments purchased	$ 3,084,151
Payable for fund shares redeemed	270,436
Distributions payable	7,055
Accrued management fee	70,000
Distribution fees payable	2,922
Other affiliated payables	29,862
Total liabilities		3,464,426

Net Assets		$ 263,934,612
Net Assets consist of:
Paid in capital		$ 394,654,106
Undistributed net investment income		11,746
Accumulated undistributed net realized gain (loss) on investments		(125,435,233)
Net unrealized appreciation (depreciation) on investments		(5,296,007)
Net Assets		$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,128,957 ÷ 2,223,417 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Class T: Net Asset Value and redemption price per share ($5,333,820 ÷ 654,119 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,265,543 ÷ 29,341,220 shares)	$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,206,292 ÷ 147,937 shares)	$ 8.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2010

Investment Income
Interest		$ 3,046,846

Expenses
Management fee	$ 790,083
Transfer agent fees	257,900
Distribution fees	24,076
Fund wide operations fee	83,085
Independent trustees' compensation	851
Miscellaneous	988
Total expenses before reductions	1,156,983
Expense reductions	(204)	1,156,779
Net investment income		1,890,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,357,939)
Futures contracts	193,501
Total net realized gain (loss)		(8,164,438)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,570,972
Futures contracts	(62,147)
Total change in net unrealized appreciation (depreciation)		9,508,825
Net gain (loss)		1,344,387
Net increase (decrease) in net assets resulting from operations		$ 3,234,454

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,890,067	$ 3,530,700
Net realized gain (loss)	(8,164,438)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,508,825	(688,421)
Net increase (decrease) in net assets resulting from operations	3,234,454	(2,420,376)
Distributions to shareholders from net investment income	(1,887,049)	(2,968,803)
Distributions to shareholders from tax return of capital	-	(102,250)
Total distributions	(1,887,049)	(3,071,053)
Share transactions - net increase (decrease)	33,525,237	(90,642,364)
Redemption fees	9,556	12,962
Total increase (decrease) in net assets	34,882,198	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $11,746 and undistributed net investment income of $22,307, respectively)	$ 263,934,612	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets D
Expenses before reductions	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.64%	.67%	.66%	.66%	.70%
Net investment income	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.68%	.69%	.69%	.69%	.68%
Net investment income	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	(.004)	(.042)	-	-
Total distributions	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.44%	.45%	.45%	.45%
Net investment income	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	(.003)	(.042)	-	-
Total distributions	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets C
Expenses before reductions	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.52%	.54%	.48%	.48%	.49%
Net investment income	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 770,977
Gross unrealized depreciation	(6,070,195)
Net unrealized appreciation (depreciation)	$ (5,299,218)

Tax Cost	$ 271,733,629

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (121,849,643)
Net unrealized appreciation (depreciation)	$ (5,283,523)

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 1,887,049	$ 2,968,803
Tax Return of Capital	-	102,250
Total	$ 1,887,049	$ 3,071,053

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $193,501 and a change in net unrealized appreciation (depreciation) of $(62,147) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,291,424 and $51,373,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18,612	$ 1,997
Class T	0%	.15%	5,464	-
			$ 24,076	$ 1,997

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charge levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,493
Class T	334
$ 4,827

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,280.14
Class T	6,437.18
Ultra-Short Bond	232,840.10
Institutional Class	1,343.16
	$ 257,900

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $988 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $204.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 70,804	$ 67,967
Class T	19,435	28,236
Ultra-Short Bond	1,791,150	2,868,327
Institutional Class	5,660	4,273
Total	$ 1,887,049	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2010	2009	2010	2009
Class A
Shares sold	1,996,126	1,050,621	$ 16,257,557	$ 8,574,995
Reinvestment of distributions	6,739	7,386	54,896	60,113
Shares redeemed	(770,234)	(826,248)	(6,273,379)	(6,724,916)
Net increase (decrease)	1,232,631	231,759	$ 10,039,074	$ 1,910,192
Class T
Shares sold	590,657	223,720	$ 4,813,729	$ 1,825,052
Reinvestment of distributions	2,161	3,320	17,605	27,039
Shares redeemed	(322,791)	(195,329)	(2,628,531)	(1,586,346)
Net increase (decrease)	270,027	31,711	$ 2,202,803	$ 265,745
Ultra-Short Bond
Shares sold	9,420,448	5,376,826	$ 76,695,898	$ 43,743,623
Reinvestment of distributions	211,789	349,007	1,725,137	2,845,061
Shares redeemed	(7,087,084)	(17,117,727)	(57,716,904)	(139,442,451)
Net increase (decrease)	2,545,153	(11,391,894)	$ 20,704,131	$ (92,853,767)
Institutional Class
Shares sold	142,602	91,811	$ 1,161,563	$ 743,473
Reinvestment of distributions	362	213	2,947	1,735
Shares redeemed	(71,879)	(87,044)	(585,281)	(709,742)
Net increase (decrease)	71,085	4,980	$ 579,229	$ 35,466

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-
present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009- present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $932,356 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 amounts for use in preparing 2010 income tax returns.

Annual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)

Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

For mutual fund and brokerage trading.

For quotes.*

For account balances and holdings.

To review orders and mutual
fund activity.

To change your PIN.

To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)

Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Annual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)

Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)

For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)

For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
100 Crosby Parkway - KC1H
Covington, KY 41015

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Annual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

15445 N. Scottsdale Road
Scottsdale, AZ

17550 North 75th Avenue
Glendale, AZ

5330 E. Broadway Blvd
Tucson, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

601 Larkspur Landing Circle
Larkspur, CA

2000 Avenue of the Stars
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

123 South Lake Avenue
Pasadena, CA

16656 Bernardo Ctr. Drive
Rancho Bernardo, CA

1220 Roseville Parkway
Roseville, CA

1740 Arden Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

11943 El Camino Real
San Diego, CA

8 Montgomery Street
San Francisco, CA

3793 State Street
Santa Barbara, CA

1200 Wilshire Boulevard
Santa Monica, CA

398 West El Camino Real
Sunnyvale, CA

111 South Westlake Blvd
Thousand Oaks, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6326 Canoga Avenue
Woodland Hills, CA

2211 Michelson Drive
Irvine, CA

Colorado

281 East Flatiron Circle
Broomfield, CO

1625 Broadway
Denver, CO

9185 Westview Road
Lone Tree, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

1261 Post Road
Fairfield, CT

Delaware

400 Delaware Avenue
Wilmington, DE

Florida

175 East Altamonte Drive
Altamonte Springs, FL

1400 Glades Road
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

4671 Town Center Parkway
Jacksonville, FL

8880 Tamiami Trail, North
Naples, FL

230 Royal Palm Way
Palm Beach, FL

3501 PGA Boulevard
Palm Beach Gardens, FL

3550 Tamiami Trail, South
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

2465 State Road 7
Wellington, FL

Georgia

3242 Peachtree Road
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

401 North Michigan Avenue
Chicago, IL

One Skokie Valley Road
Highland Park, IL

1415 West 22nd Street
Oak Brook, IL

15105 S LaGrange Road
Orland Park, IL

1572 East Golf Road
Schaumburg, IL

1823 Freedom Drive
Naperville, IL

Indiana

8480 Keystone Crossing
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7315 Wisconsin Avenue
Bethesda, MD

610 York Road
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

238 Main Street
Cambridge, MA

200 Endicott Street
Danvers, MA

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Annual Report

405 Cochituate Road
Framingham, MA

551 Boston Turnpike
Shrewsbury, MA

Michigan

500 E. Eisenhower Pkwy.
Ann Arbor, MI

280 N. Old Woodward Ave.
Birmingham, MI

30200 Northwestern Hwy.
Farmington Hills, MI

43420 Grand River Avenue
Novi, MI

3480 28th Street
Grand Rapids, MI

2425 S. Linden Road STE E
Flint, MI

Minnesota

7740 France Avenue South
Edina, MN

8342 3rd Street North
Oakdale, MN

Missouri

1524 South Lindbergh Blvd.
St. Louis, MO

Nevada

2225 Village Walk Drive
Henderson, NV

New Jersey

501 Route 73 South
Marlton, NJ

150 Essex Street
Millburn, NJ

35 Morris Street
Morristown, NJ

396 Route 17, North
Paramus, NJ

3518 Route 1 North
Princeton, NJ

530 Broad Street
Shrewsbury, NJ

New Mexico

2261 Q Street NE
Albuquerque, NM

New York

1130 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

980 Madison Avenue
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

200 Fifth Avenue
New York, NY

733 Third Avenue
New York, NY

2070 Broadway
New York, NY

1075 Northern Blvd.
Roslyn, NY

799 Central Park Avenue
Scarsdale, NY

3349 Monroe Avenue
Rochester, NY

North Carolina

4611 Sharon Road
Charlotte, NC

7011 Fayetteville Road
Durham, NC

Ohio

3805 Edwards Road
Cincinnati, OH

1324 Polaris Parkway
Columbus, OH

1800 Crocker Road
Westlake, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

7493 SW Bridgeport Road
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

10 Memorial Boulevard
Providence, RI

Tennessee

3018 Peoples Street
Johnson City, TN

7628 West Farmington Blvd.
Germantown, TN

2035 Mallory Lane
Franklin, TN

Texas

10000 Research Boulevard
Austin, TX

4001 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

6560 Fannin Street
Houston, TX

1701 Lake Robbins Drive
The Woodlands, TX

6500 N. MacArthur Blvd.
Irving, TX

6005 West Park Boulevard
Plano, TX

1576 East Southlake Blvd.
Southlake, TX

15600 Southwest Freeway
Sugar Land, TX

139 N. Loop 1604 East
San Antonio, TX

Utah

279 West South Temple
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

11957 Democracy Drive
Reston, VA

Washington

10500 NE 8th Street
Bellevue, WA

1518 6th Avenue
Seattle, WA

304 Strander Blvd
Tukwila, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

16020 West Bluemound Road
Brookfield, WI

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®)
1-800-544-5555

Automated line for quickest service

ULB-UANN-0910
1.789713.107

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Class A and Class T

Annual Report

July 31, 2010

Class A and Class T
are classes of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Life of fund A
Class A (incl. 1.50% sales charge) B	-0.44%	-1.61%	-0.35%
Class T (incl. 1.50% sales charge) C	-0.48%	-1.63%	-0.36%

A Since August 29, 2002

B Class A shares bear a 0.15% 12b-1 fee. The initial offering of Class A shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class A shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

C Class T shares bear a 0.15% 12b-1 fee. The initial offering of Class T shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity Ultra-Short Bond Fund, the original class of the fund, which does not bear a 12b-1 fee. Had Class T shares' 12b-1 fee been reflected, returns prior to June 16, 2004 would have been lower.

Annual Report

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Class A on August 29, 2002, when the fund started, and the current 1.50% sales charge was paid. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period. The initial offering of Class A took place on June 16, 2004. See the previous page for additional information regarding the performance of Class A.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve Board's purchases of agency debt.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares returned 1.08% and 1.03%, respectively (excluding sales charges), beating the 0.46% advance of the Barclays Capital 6 Month Swap Index. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. During the past year, some of the fund's best performers were holdings in asset-backed securities, specifically those backed by credit card receivables and car loans, and short-maturity commercial paper and corporate bonds, all of which fared particularly well due to strong investor demand. My decisions to decrease the fund's stake in commercial paper and corporate bonds in the financial sector and increase its holdings in the industrial sector proved beneficial because our holdings in the latter generally outperformed.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares returned 1.20%, beating the 0.46% advance of the Barclays Capital 6 Month Swap Index. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. During the past year, some of the fund's best performers were holdings in asset-backed securities, specifically those backed by credit card receivables and car loans, and short-maturity commercial paper and corporate bonds, all of which fared particularly well due to strong investor demand. My decisions to decrease the fund's stake in commercial paper and corporate bonds in the financial sector and increase its holdings in the industrial sector proved beneficial because our holdings in the latter generally outperformed.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,001.50	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class T	.67%
Actual		$ 1,000.00	$ 1,001.30	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,002.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
U.S. Government and U.S. Government Agency Obligations† 39.0%	U.S. Government and U.S. Government Agency Obligations† 31.9%
AAA 16.5%	AAA 20.6%
AA 9.5%	AA 10.3%
A 6.0%	A 7.0%
BBB 7.9%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 24.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2010
6 months ago
Years	0.9	0.9

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	0.4	0.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Corporate Bonds 22.0%		Corporate Bonds 21.4%
	U.S. Government and U.S. Government Agency Obligations† 39.0%		U.S. Government and U.S. Government Agency Obligations† 31.9%
	Asset-Backed Securities 15.6%		Asset-Backed Securities 20.3%
	CMOs and Other Mortgage Related Securities 2.5%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.8%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 20.1%		Short-Term Investments and Net Other Assets 24.0%
* Foreign investments	10.3%	** Foreign investments	15.3%
* Futures and Swaps	3.8%	** Futures and Swaps	7.6%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 1,500,000	$ 1,568,297
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	342,000	347,836
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,000,000	1,027,700
Comcast Corp. 5.45% 11/15/10	1,000,000	1,013,179
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,035,913
		3,076,792
TOTAL CONSUMER DISCRETIONARY		4,992,925
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 1.2672% 3/26/13 (c)(f)	2,000,000	2,001,026
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,097,840
TOTAL CONSUMER STAPLES		4,098,866
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,847
FINANCIALS - 10.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc. 0.9313% 10/7/11 (f)	1,000,000	996,886
JPMorgan Chase & Co. 1.1597% 2/26/13 (f)	2,000,000	2,002,576
Morgan Stanley 2.9228% 5/14/13 (f)	800,000	808,542
UBS AG Stamford Branch 1.5841% 2/23/12 (f)	1,500,000	1,507,620
		5,315,624
Commercial Banks - 5.6%
Commonwealth Bank of Australia 1.0893% 3/19/13 (c)(f)	1,500,000	1,498,439
Credit Agricole SA 0.6944% 2/2/12 (c)(f)	2,000,000	1,990,234
ING Bank NV 1.1568% 1/13/12 (c)(f)	2,000,000	2,010,060
National Australia Bank Ltd. 1.0111% 1/8/13 (c)(f)	1,000,000	1,000,338
Royal Bank of Scotland PLC 0.7978% 3/30/12 (c)(f)	2,000,000	1,986,872
Santander US Debt SA Unipersonal 1.3334% 3/30/12 (c)(f)	800,000	777,623
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.0544% 8/1/13 (f)	$ 500,000	$ 470,525
Svenska Handelsbanken AB 1.5364% 9/14/12 (c)(f)	2,000,000	2,007,950
Wachovia Corp. 0.6884% 3/1/12 (f)	2,000,000	1,987,008
Westpac Banking Corp. 1.0811% 4/8/13 (c)(f)	1,000,000	991,815
		14,720,864
Consumer Finance - 0.7%
General Electric Capital Corp. 0.5059% 8/15/11 (f)	1,882,000	1,880,442
Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.6518% 1/13/12 (f)	2,000,000	2,001,616
Marsh & McLennan Companies, Inc. 5.15% 9/15/10	1,484,000	1,490,595
Metropolitan Life Global Funding I 5.75% 7/25/11 (c)	1,500,000	1,562,442
		5,054,653
Real Estate Management & Development - 0.3%
Simon Property Group LP 4.875% 8/15/10	735,000	735,548
TOTAL FINANCIALS		27,707,131
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,023,600
WellPoint, Inc. 5% 1/15/11	1,000,000	1,017,324
		3,040,924
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,021,704
TOTAL HEALTH CARE		5,062,628
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,000,000	2,002,214
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,018,314
TOTAL INDUSTRIALS		4,020,528
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,051
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
British Telecommunications PLC 9.375% 12/15/10 (b)	$ 1,050,000	$ 1,081,085
France Telecom SA 7.75% 3/1/11 (b)	1,500,000	1,558,932
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,068,072
Telecom Italia Capital SA 4.875% 10/1/10	1,000,000	1,005,930
		5,714,019
Wireless Telecommunication Services - 1.0%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	699,756
Vodafone Group PLC 0.8163% 2/27/12 (f)	2,000,000	1,998,016
		2,697,772
TOTAL TELECOMMUNICATION SERVICES		8,411,791
UTILITIES - 1.0%
Electric Utilities - 0.6%
Southern Co. 0.9178% 10/21/11 (f)	1,500,000	1,505,385
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,037,012
TOTAL UTILITIES		2,542,397
TOTAL NONCONVERTIBLE BONDS (Cost $58,106,053)		58,134,164
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 17.5%
Freddie Mac:
0% 12/14/10	20,000,000	19,983,620
1.625% 4/26/11	26,000,000	26,250,195
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,233,815
U.S. Treasury Obligations - 11.4%
U.S. Treasury Notes:
0.875% 5/31/11 (e)	20,000,000	20,095,320
1% 7/31/11	10,000,000	10,064,840
TOTAL U.S. TREASURY OBLIGATIONS		30,160,160
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 3.3%
Bank of America Corp. 0.775% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,510,475
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (d)	690,000	697,340
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	470,000	473,902
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	870,000	878,320
Goldman Sachs Group, Inc.:
0.6236% 11/9/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,008,822
1.7% 3/15/11 (FDIC Guaranteed) (d)	1,000,000	1,009,201
JPMorgan Chase & Co. 0.5641% 2/23/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,003,570
TOTAL OTHER GOVERNMENT RELATED		8,581,630
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,772,233)		84,975,605
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 3.8%
1.985% 4/1/36 (f)	272,598	280,930
2.02% 7/1/35 (f)	695,668	722,706
2.686% 6/1/35 (f)	1,243,493	1,297,616
2.693% 12/1/34 (f)	710,159	743,508
2.805% 7/1/35 (f)	991,477	1,034,035
2.817% 11/1/34 (f)	191,890	201,395
2.845% 2/1/34 (f)	395,990	411,104
2.925% 3/1/37 (f)	611,163	639,543
2.956% 6/1/35 (f)	491,521	513,693
3.044% 10/1/35 (f)	1,359,549	1,420,223
3.06% 8/1/33 (f)	162,855	169,840
3.084% 11/1/34 (f)	652,722	679,556
3.109% 7/1/34 (f)	562,020	589,570
3.116% 7/1/33 (f)	175,020	183,226
3.779% 10/1/39 (f)	1,057,322	1,105,706
TOTAL FANNIE MAE		9,992,651
Freddie Mac - 1.5%
2.626% 4/1/35 (f)	1,361,335	1,421,317
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.698% 6/1/35 (f)	$ 1,056,168	$ 1,107,685
3.088% 3/1/35 (f)	643,304	675,677
4.714% 11/1/35 (f)	701,337	734,048
TOTAL FREDDIE MAC		3,938,727
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,653,996)		13,931,378
Asset-Backed Securities - 15.6%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0788% 3/25/34 (f)	15,696	14,998
Series 2006-HE2 Class M3, 0.6688% 5/25/36 (f)	23,962	930
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (c)	1,582,768	1,586,482
Series 2009-B Class A2, 1.21% 6/15/12 (c)	1,972,419	1,976,887
Ally Master Owner Trust Series 2010-1 Class A, 2.0909% 1/15/15 (c)(f)	700,000	712,185
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (c)	1,000,000	1,018,582
Series 2009-2A Class A2, 1.16% 2/15/12 (c)	1,232,360	1,233,901
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,002,770
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,031,704
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,011,628
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3709% 5/16/11 (c)(f)	503,652	503,848
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	500,000	524,145
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6309% 7/15/13 (f)	160,000	160,007
Series 2003-B5 Class B5, 4.79% 8/15/13	1,000,000	1,006,542
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	101,882
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,532,450
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	1,719,293	1,721,085
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5181% 5/20/17 (c)(f)	143,916	128,741
Chase Issuance Trust:
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,017,516
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2005-A7 Class A7, 4.55% 3/15/13	$ 340,000	$ 346,307
Series 2008-9 Class A, 4.26% 5/15/13	100,000	102,896
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	792,173
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	500,000	502,022
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	207,447
Series 2007-B6 Class B6, 5% 11/8/12	300,000	302,933
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	440,564	442,232
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8709% 5/28/35 (f)	80,751	64,466
Class AB3, 0.8163% 5/28/35 (f)	32,052	25,598
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (c)	585,739	586,874
Series 2010-A Class A2, 1.04% 3/15/13 (c)	1,000,000	1,001,892
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	34,923	34,982
Series 2009-D:
Class A2, 1.21% 1/15/12	1,471,599	1,473,459
Class A3, 2.17% 10/15/13	100,000	101,565
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,001,190
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,000
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9909% 12/15/14 (c)(f)	490,000	500,022
Fremont Home Loan Trust Series 2005-A Class M4, 1.0088% 1/25/35 (f)	125,000	15,135
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,017,345
GSAMP Trust Series 2007-HE1 Class M1, 0.5788% 3/25/47 (f)	335,000	20,070
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4088% 5/25/30 (c)(f)	644,325	164,303
Home Equity Asset Trust Series 2003-5 Class A2, 1.0288% 12/25/33 (f)	10,566	6,151
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 8/15/11	71,600	71,751
Series 2009-3 Class A2, 1.5% 8/15/11	562,786	563,749
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	1,711,410	1,714,401
Class A3, 2.03% 8/15/13	130,000	132,063
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	$ 1,472,774	$ 1,473,966
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	1,751,901	1,753,912
Class A3, 1.67% 1/15/14	180,000	182,516
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7988% 8/25/35 (f)	30,990	24,040
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6688% 8/25/34 (f)	65,756	46,606
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	42,521	42,568
Series 2009-B:
Class A2, 1.22% 9/15/11	1,561,279	1,562,549
Class A3, 2.07% 1/15/15	270,000	273,312
Ocala Funding LLC Series 2006-1A Class A, 1.7381% 3/20/11 (a)(c)(f)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7788% 9/25/34 (f)	435,000	70,779
Series 2004-WWF1 Class M4, 1.4288% 12/25/34 (f)	945,000	147,217
Series 2005-WCH1 Class M3, 0.8888% 1/25/36 (f)	425,000	261,061
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1288% 4/25/33 (f)	1,451	1,204
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1888% 9/25/34 (f)	21,802	14,596
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 2.87% 7/15/11	278,140	279,137
Class A3, 3.41% 4/16/12	1,000,000	1,020,266
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,390,000	1,402,553
Series 2007-A5A Class A5, 1.0909% 10/15/14 (c)(f)	250,000	250,147
TOTAL ASSET-BACKED SECURITIES (Cost $44,240,966)		41,140,788
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.9%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.6047% 10/18/54 (c)(f)	314,203	311,801
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5447% 11/20/56 (c)(f)	500,000	488,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6588% 12/25/34 (f)	$ 298,573	$ 210,519
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (c)(f)	750,000	747,943
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5472% 9/25/36 (f)	1,000,000	570,058
TOTAL PRIVATE SPONSOR		2,328,823
U.S. Government Agency - 1.5%
Fannie Mae subordinate REMIC pass-thru certificates:
sequential payer Series 2003-129 Class GF, 0.7288% 4/25/30 (f)	1,729,932	1,731,734
Series 2008-76 Class EF, 0.8288% 9/25/23 (f)	108,391	108,356
Freddie Mac Multi-class participation certificates guaranteed floater Series 3346 Class FA, 0.5709% 2/15/19 (f)	2,310,313	2,309,444
TOTAL U.S. GOVERNMENT AGENCY		4,149,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,992,703)		6,478,357
Commercial Mortgage Securities - 1.6%

First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	696,480	701,136
GS Mortgage Securities Corp. II Series 2001-LIBA:
Class C, 6.733% 2/14/16 (c)	1,200,000	1,237,014
Class E, 6.733% 2/14/16 (c)	1,000,000	1,030,845
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.55% 7/15/19 (c)(f)	570,000	69,825
Series 2007-XLFA Class B, 0.48% 10/15/20 (c)(f)	440,000	242,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	349,726	349,519
Series 2007-XLC1:
Class C, 0.95% 7/17/17 (c)(f)	803,413	22,094
Class D, 1.05% 7/17/17 (c)(f)	378,077	10,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.15% 7/17/17 (c)(f)	$ 305,370	$ 8,398
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3736% 4/4/27 (f)	588,271	588,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,454,244)		4,259,637
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.61% 11/19/12 (f) (Cost $2,000,000)	2,000,000	2,001,658
Certificates of Deposit - 1.5%

BNP Paribas SA euro 0.3025% 8/31/10	2,000,000	2,000,004
Deutsche Bank New York Branch yankee 0.8247% 1/19/12 (f)	2,000,000	1,986,820
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,918)		3,986,824
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $51,526,000)	$ 51,526,915	51,526,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $271,746,113)		266,434,411
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,499,799)
NET ASSETS - 100%		$ 263,934,612
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2010	$ 9,988,875	$ 9,471
10 Eurodollar 90 Day Index Contracts	March 2011	9,987,250	6,224
TOTAL EURODOLLAR CONTRACTS			$ 15,695
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,365,553 or 13.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,581,630 or 3.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,119.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$51,526,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 3,508,034
Bank of America NA	1,755,026
Deutsche Bank Securities, Inc.	13,162,696
Goldman, Sachs & Co.	3,510,052
ING Financial Markets LLC	9,218,113
J.P. Morgan Securities, Inc.	540,285
Merrill Lynch Government Securities, Inc.	3,159,047
Mizuho Securities USA, Inc.	14,040,208
Morgan Stanley & Co., Inc.	1,755,026
RBC Capital Markets Corp.	877,513
$ 51,526,000
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,134,164	$ -	$ 58,134,164	$ -
U.S. Government and Government Agency Obligations	84,975,605	-	84,975,605	-
U.S. Government Agency - Mortgage Securities	13,931,378	-	13,931,378	-
Asset-Backed Securities	41,140,788	-	40,598,435	542,353
Collateralized Mortgage Obligations	6,478,357	-	6,478,357	-
Commercial Mortgage Securities	4,259,637	-	4,218,748	40,889
Foreign Government and Government Agency Obligations	2,001,658	-	2,001,658	-
Certificates of Deposit	3,986,824	-	3,986,824	-
Cash Equivalents	51,526,000	-	51,526,000	-
Total Investments in Securities:	$ 266,434,411	$ -	$ 265,851,169	$ 583,242
Derivative Instruments:
Assets
Futures Contracts	$ 15,695	$ 15,695	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(5,220,168)
Total Unrealized Gain (Loss)	5,292,451
Cost of Purchases	-
Proceeds of Sales	(651,374)
Amortization/Accretion	(27,240)
Transfers in to Level 3	-
Transfers out of Level 3	(366,665)
Ending Balance	$ 583,242
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 69,078

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 15,695	$ -
Total Value of Derivatives	$ 15,695	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.4%
France	2.1%
Australia	1.4%
Luxembourg	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire on July 31, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $51,526,000) - See accompanying schedule: Unaffiliated issuers (cost $271,746,113)		$ 266,434,411
Cash		45
Receivable for investments sold		49,851
Receivable for fund shares sold		146,033
Interest receivable		767,448
Receivable for daily variation on futures contracts		1,250
Total assets		267,399,038

Liabilities
Payable for investments purchased	$ 3,084,151
Payable for fund shares redeemed	270,436
Distributions payable	7,055
Accrued management fee	70,000
Distribution fees payable	2,922
Other affiliated payables	29,862
Total liabilities		3,464,426

Net Assets		$ 263,934,612
Net Assets consist of:
Paid in capital		$ 394,654,106
Undistributed net investment income		11,746
Accumulated undistributed net realized gain (loss) on investments		(125,435,233)
Net unrealized appreciation (depreciation) on investments		(5,296,007)
Net Assets		$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,128,957 ÷ 2,223,417 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Class T: Net Asset Value and redemption price per share ($5,333,820 ÷ 654,119 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,265,543 ÷ 29,341,220 shares)	$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,206,292 ÷ 147,937 shares)	$ 8.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2010

Investment Income
Interest		$ 3,046,846

Expenses
Management fee	$ 790,083
Transfer agent fees	257,900
Distribution fees	24,076
Fund wide operations fee	83,085
Independent trustees' compensation	851
Miscellaneous	988
Total expenses before reductions	1,156,983
Expense reductions	(204)	1,156,779
Net investment income		1,890,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,357,939)
Futures contracts	193,501
Total net realized gain (loss)		(8,164,438)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,570,972
Futures contracts	(62,147)
Total change in net unrealized appreciation (depreciation)		9,508,825
Net gain (loss)		1,344,387
Net increase (decrease) in net assets resulting from operations		$ 3,234,454

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,890,067	$ 3,530,700
Net realized gain (loss)	(8,164,438)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,508,825	(688,421)
Net increase (decrease) in net assets resulting from operations	3,234,454	(2,420,376)
Distributions to shareholders from net investment income	(1,887,049)	(2,968,803)
Distributions to shareholders from tax return of capital	-	(102,250)
Total distributions	(1,887,049)	(3,071,053)
Share transactions - net increase (decrease)	33,525,237	(90,642,364)
Redemption fees	9,556	12,962
Total increase (decrease) in net assets	34,882,198	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $11,746 and undistributed net investment income of $22,307, respectively)	$ 263,934,612	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets D
Expenses before reductions	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.64%	.67%	.66%	.66%	.70%
Net investment income	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.68%	.69%	.69%	.69%	.68%
Net investment income	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	(.004)	(.042)	-	-
Total distributions	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.44%	.45%	.45%	.45%
Net investment income	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	(.003)	(.042)	-	-
Total distributions	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets C
Expenses before reductions	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.52%	.54%	.48%	.48%	.49%
Net investment income	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

Annual Report

2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The

Annual Report

Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 770,977
Gross unrealized depreciation	(6,070,195)
Net unrealized appreciation (depreciation)	$ (5,299,218)

Tax Cost	$ 271,733,629

Annual Report

2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (121,849,643)
Net unrealized appreciation (depreciation)	$ (5,283,523)

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 1,887,049	$ 2,968,803
Tax Return of Capital	-	102,250
Total	$ 1,887,049	$ 3,071,053

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

Annual Report

Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

Annual Report

4. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $193,501 and a change in net unrealized appreciation (depreciation) of $(62,147) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,291,424 and $51,373,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18,612	$ 1,997
Class T	0%	.15%	5,464	-
			$ 24,076	$ 1,997

Annual Report

Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charge levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,493
Class T	334
$ 4,827

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,280.14
Class T	6,437.18
Ultra-Short Bond	232,840.10
Institutional Class	1,343.16
	$ 257,900

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

Annual Report

7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $988 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $204.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 70,804	$ 67,967
Class T	19,435	28,236
Ultra-Short Bond	1,791,150	2,868,327
Institutional Class	5,660	4,273
Total	$ 1,887,049	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

Annual Report

Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2010	2009	2010	2009
Class A
Shares sold	1,996,126	1,050,621	$ 16,257,557	$ 8,574,995
Reinvestment of distributions	6,739	7,386	54,896	60,113
Shares redeemed	(770,234)	(826,248)	(6,273,379)	(6,724,916)
Net increase (decrease)	1,232,631	231,759	$ 10,039,074	$ 1,910,192
Class T
Shares sold	590,657	223,720	$ 4,813,729	$ 1,825,052
Reinvestment of distributions	2,161	3,320	17,605	27,039
Shares redeemed	(322,791)	(195,329)	(2,628,531)	(1,586,346)
Net increase (decrease)	270,027	31,711	$ 2,202,803	$ 265,745
Ultra-Short Bond
Shares sold	9,420,448	5,376,826	$ 76,695,898	$ 43,743,623
Reinvestment of distributions	211,789	349,007	1,725,137	2,845,061
Shares redeemed	(7,087,084)	(17,117,727)	(57,716,904)	(139,442,451)
Net increase (decrease)	2,545,153	(11,391,894)	$ 20,704,131	$ (92,853,767)
Institutional Class
Shares sold	142,602	91,811	$ 1,161,563	$ 743,473
Reinvestment of distributions	362	213	2,947	1,735
Shares redeemed	(71,879)	(87,044)	(585,281)	(709,742)
Net increase (decrease)	71,085	4,980	$ 579,229	$ 35,466

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Annual Report

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 21, 2010

Annual Report

Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Annual Report

Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

Annual Report

Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Annual Report

Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $932,356 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSB-UANN-0910
1.804587.106

(Fidelity Investment logo)(registered trademark)

Fidelity Advisor
Ultra-Short Bond
Fund - Institutional Class

Annual Report

July 31, 2010

Institutional Class
is a class of
Fidelity® Ultra-Short Bond Fund

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	The Chairman's message to shareholders.
Performance	<Click Here>	How the fund has done over time.
Management's Discussion of Fund Performance	<Click Here>	The Portfolio Manager's review of fund performance and strategy.
Shareholder Expense Example	<Click Here>	An example of shareholder expenses.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.
Report of Independent Registered Public Accounting Firm	<Click Here>
Trustees and Officers	<Click Here>
Distributions	<Click Here>

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com or http://www.advisor.fidelity.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the fund nor Fidelity Distributors Corporation is a bank.

Annual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

A yearlong uptrend in global equity markets reversed course in late April 2010 when investor sentiment turned bearish due in great measure to concern that Europe's debt crisis would expand and slow or derail economic recovery. However, a bounceback in July helped to recover some of the ground that was lost. Financial markets are always unpredictable, of course, but there also are several time-tested investment principles that can help put the odds in your favor.

One of the basic tenets is to invest for the long term. Over time, riding out the markets' inevitable ups and downs has proven much more effective than selling into panic or chasing the hottest trend. Even missing only a few of the markets' best days can significantly diminish investor returns. Patience also affords the benefits of compounding - of earning interest on additional income or reinvested dividends and capital gains. There can be tax advantages and cost benefits to consider as well. While staying the course doesn't eliminate risk, it can considerably lessen the effect of short-term declines.

You can further manage your investing risk through diversification. And today, more than ever, geographic diversification should be taken into account. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. The right mix of stocks, bonds and cash - aligned to your particular risk tolerance and investment objective - is very important. Age-appropriate rebalancing is also an essential aspect of asset allocation. For younger investors, an emphasis on equities - which historically have been the best-performing asset class over time - is encouraged. As investors near their specific goal, such as retirement or sending a child to college, consideration may be given to replacing volatile assets (e.g. common stocks) with more-stable fixed investments (bonds or savings plans).

A third principle - investing regularly - can help lower the average cost of your purchases. Investing a certain amount of money each month or quarter helps ensure you won't pay for all your shares at market highs. This strategy - known as dollar cost averaging - also reduces "emotion" from investing, helping shareholders avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to contact us via the Internet, through our Investor Centers or by phone. It is our privilege to provide you the information you need to make the investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Annual Report

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of the class' distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund's total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

Periods ended July 31, 2010	Past 1 year	Past 5 years	Life of fund A
Institutional Class B	1.20%	-1.15%	-0.03%

A From August 29, 2002

B Institutional Class shares are sold to eligible investors without a sales load or 12b-1 fee. The initial offering of Institutional Class shares took place on June 16, 2004. Returns prior to June 16, 2004 are those of Fidelity® Ultra-Short Bond Fund, the original class of the fund.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity Advisor Ultra-Short Bond Fund - Institutional Class on August 29, 2002, when the fund started. The chart shows how the value of your investment would have changed, and also shows how the Barclays Capital 6 Month Swap Index performed over the same period. The initial offering of Institutional Class took place on June 16, 2004. See above for additional information regarding the performance of Institutional Class.

Annual Report

Management's Discussion of Fund Performance

Market Recap: U.S. taxable bonds generated solid gains during the 12-month period ending July 31, 2010, as evidenced by the 8.91% advance of the Barclays Capital U.S. Aggregate Bond Index, a broad measure of the domestic investment-grade debt universe. Riskier segments of the market fared best overall, beneficiaries of strong demand for higher-yielding investments. The Barclays Capital U.S. Credit Bond Index rose 12.60% and the Barclays Capital U.S. Fixed-Rate ABS Index returned 12.14%. The Barclays Capital U.S. Treasury Bond Index advanced 6.95%, with most of the gain coming in the second half of the period. That's when investors began to favor the relative safety of U.S. government bonds, as the economic outlook became less certain and deflation fears resurfaced. Mortgage-backed securities (MBS), bolstered largely by government purchase programs, increased 7.52%, as measured by the Barclays Capital U.S. MBS Index. Government-backed agency securities lagged the broader MBS market, with the Barclays Capital U.S. Agency Bond Index gaining 5.53%. Agency securities initially were constrained by investors' diminished appetite for bonds with lower perceived credit risk, but later were helped by the Federal Reserve Board's purchases of agency debt.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Class A and Class T shares returned 1.08% and 1.03%, respectively (excluding sales charges), beating the 0.46% advance of the Barclays Capital 6 Month Swap Index. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. During the past year, some of the fund's best performers were holdings in asset-backed securities, specifically those backed by credit card receivables and car loans, and short-maturity commercial paper and corporate bonds, all of which fared particularly well due to strong investor demand. My decisions to decrease the fund's stake in commercial paper and corporate bonds in the financial sector and increase its holdings in the industrial sector proved beneficial because our holdings in the latter generally outperformed.

Comments from Robert Galusza, Portfolio Manager of Fidelity Advisor Ultra-Short Bond Fund: For the year, the fund's Institutional Class shares returned 1.20%, beating the 0.46% advance of the Barclays Capital 6 Month Swap Index. By way of review, the fund may invest in many different types of debt securities in an effort to achieve its investment objective, including securities that are not part of the index. During the past year, some of the fund's best performers were holdings in asset-backed securities, specifically those backed by credit card receivables and car loans, and short-maturity commercial paper and corporate bonds, all of which fared particularly well due to strong investor demand. My decisions to decrease the fund's stake in commercial paper and corporate bonds in the financial sector and increase its holdings in the industrial sector proved beneficial because our holdings in the latter generally outperformed.

Annual Report

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Annual Report

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2010 to July 31, 2010).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Annual Report

	Annualized Expense Ratio	Beginning Account Value February 1, 2010	Ending Account Value July 31, 2010	Expenses Paid During Period* February 1, 2010 to July 31, 2010
Class A	.64%
Actual		$ 1,000.00	$ 1,001.50	$ 3.18
HypotheticalA		$ 1,000.00	$ 1,021.62	$ 3.21
Class T	.67%
Actual		$ 1,000.00	$ 1,001.30	$ 3.32
HypotheticalA		$ 1,000.00	$ 1,021.47	$ 3.36
Ultra-Short Bond	.45%
Actual		$ 1,000.00	$ 1,002.40	$ 2.23
HypotheticalA		$ 1,000.00	$ 1,022.56	$ 2.26
Institutional Class	.51%
Actual		$ 1,000.00	$ 1,002.10	$ 2.53
HypotheticalA		$ 1,000.00	$ 1,022.27	$ 2.56

A 5% return per year before expenses

* Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Annual Report

Investment Changes (Unaudited)

Quality Diversification (% of fund's net assets)
As of July 31, 2010	As of January 31, 2010
U.S. Government and U.S. Government Agency Obligations† 39.0%	U.S. Government and U.S. Government Agency Obligations† 31.9%
AAA 16.5%	AAA 20.6%
AA 9.5%	AA 10.3%
A 6.0%	A 7.0%
BBB 7.9%	BBB 5.5%
BB and Below 0.2%	BB and Below 0.3%
Not Rated 0.8%	Not Rated 0.4%
Short-Term Investments and Net Other Assets 20.1%	Short-Term Investments and Net Other Assets 24.0%

We have used ratings from Moody's Investors Service, Inc. Where Moody's® ratings are not available, we have used S&P ratings. All ratings are as of the report date and do not reflect subsequent downgrades. Securities rated BB or below were rated investment grade at the time of acquisition.

Weighted Average Maturity as of July 31, 2010
6 months ago
Years	0.9	0.9

Weighted Average Maturity (WAM) is a weighted average of all the maturities of the securities held in a fund. The weighted average maturity is based on the dollar-weighted average length of time until principal payments are expected or until securities reach maturity, taking into account any maturity shortening feature such as a call, refunding or redemption provision if it is probable that the issuer of the instrument will take advantage of such features.

Duration as of July 31, 2010
6 months ago
Years	0.4	0.6

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Asset Allocation (% of fund's net assets)
As of July 31, 2010 *		As of January 31, 2010 **
	Corporate Bonds 22.0%		Corporate Bonds 21.4%
	U.S. Government and U.S. Government Agency Obligations† 39.0%		U.S. Government and U.S. Government Agency Obligations† 31.9%
	Asset-Backed Securities 15.6%		Asset-Backed Securities 20.3%
	CMOs and Other Mortgage Related Securities 2.5%		CMOs and Other Mortgage Related Securities 1.6%
	Other Investments 0.8%		Other Investments 0.8%
	Short-Term Investments and Net Other Assets 20.1%		Short-Term Investments and Net Other Assets 24.0%
* Foreign investments	10.3%	** Foreign investments	15.3%
* Futures and Swaps	3.8%	** Futures and Swaps	7.6%

† Includes FDIC Guaranteed Corporate Securities

Annual Report

Investments July 31, 2010

Showing Percentage of Net Assets

Nonconvertible Bonds - 22.0%
	Principal Amount	Value
CONSUMER DISCRETIONARY - 1.9%
Auto Components - 0.6%
DaimlerChrysler NA Holding Corp. 5.75% 9/8/11	$ 1,500,000	$ 1,568,297
Household Durables - 0.1%
Fortune Brands, Inc. 5.125% 1/15/11	342,000	347,836
Media - 1.2%
Comcast Cable Communications, Inc. 6.75% 1/30/11	1,000,000	1,027,700
Comcast Corp. 5.45% 11/15/10	1,000,000	1,013,179
COX Communications, Inc. 6.75% 3/15/11	1,000,000	1,035,913
		3,076,792
TOTAL CONSUMER DISCRETIONARY		4,992,925
CONSUMER STAPLES - 1.5%
Beverages - 0.7%
Anheuser-Busch InBev Worldwide, Inc. 1.2672% 3/26/13 (c)(f)	2,000,000	2,001,026
Food Products - 0.8%
Kraft Foods, Inc. 5.625% 11/1/11	2,000,000	2,097,840
TOTAL CONSUMER STAPLES		4,098,866
ENERGY - 0.4%
Oil, Gas & Consumable Fuels - 0.4%
Shell International Finance BV 1.3% 9/22/11	1,000,000	1,007,847
FINANCIALS - 10.5%
Capital Markets - 2.0%
Goldman Sachs Group, Inc. 0.9313% 10/7/11 (f)	1,000,000	996,886
JPMorgan Chase & Co. 1.1597% 2/26/13 (f)	2,000,000	2,002,576
Morgan Stanley 2.9228% 5/14/13 (f)	800,000	808,542
UBS AG Stamford Branch 1.5841% 2/23/12 (f)	1,500,000	1,507,620
		5,315,624
Commercial Banks - 5.6%
Commonwealth Bank of Australia 1.0893% 3/19/13 (c)(f)	1,500,000	1,498,439
Credit Agricole SA 0.6944% 2/2/12 (c)(f)	2,000,000	1,990,234
ING Bank NV 1.1568% 1/13/12 (c)(f)	2,000,000	2,010,060
National Australia Bank Ltd. 1.0111% 1/8/13 (c)(f)	1,000,000	1,000,338
Royal Bank of Scotland PLC 0.7978% 3/30/12 (c)(f)	2,000,000	1,986,872
Santander US Debt SA Unipersonal 1.3334% 3/30/12 (c)(f)	800,000	777,623
Nonconvertible Bonds - continued
	Principal Amount	Value
FINANCIALS - continued
Commercial Banks - continued
Sovereign Bank 2.0544% 8/1/13 (f)	$ 500,000	$ 470,525
Svenska Handelsbanken AB 1.5364% 9/14/12 (c)(f)	2,000,000	2,007,950
Wachovia Corp. 0.6884% 3/1/12 (f)	2,000,000	1,987,008
Westpac Banking Corp. 1.0811% 4/8/13 (c)(f)	1,000,000	991,815
		14,720,864
Consumer Finance - 0.7%
General Electric Capital Corp. 0.5059% 8/15/11 (f)	1,882,000	1,880,442
Insurance - 1.9%
Berkshire Hathaway Finance Corp. 0.6518% 1/13/12 (f)	2,000,000	2,001,616
Marsh & McLennan Companies, Inc. 5.15% 9/15/10	1,484,000	1,490,595
Metropolitan Life Global Funding I 5.75% 7/25/11 (c)	1,500,000	1,562,442
		5,054,653
Real Estate Management & Development - 0.3%
Simon Property Group LP 4.875% 8/15/10	735,000	735,548
TOTAL FINANCIALS		27,707,131
HEALTH CARE - 1.9%
Health Care Providers & Services - 1.1%
UnitedHealth Group, Inc. 5.125% 11/15/10	2,000,000	2,023,600
WellPoint, Inc. 5% 1/15/11	1,000,000	1,017,324
		3,040,924
Pharmaceuticals - 0.8%
Merck & Co., Inc. 1.875% 6/30/11	2,000,000	2,021,704
TOTAL HEALTH CARE		5,062,628
INDUSTRIALS - 1.5%
Aerospace & Defense - 0.7%
BAE Systems Holdings, Inc. 4.75% 8/15/10 (c)	2,000,000	2,002,214
Industrial Conglomerates - 0.8%
Covidien International Finance SA 5.15% 10/15/10	2,000,000	2,018,314
TOTAL INDUSTRIALS		4,020,528
INFORMATION TECHNOLOGY - 0.1%
Computers & Peripherals - 0.1%
Hewlett-Packard Co. 2.25% 5/27/11	286,000	290,051
Nonconvertible Bonds - continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES - 3.2%
Diversified Telecommunication Services - 2.2%
British Telecommunications PLC 9.375% 12/15/10 (b)	$ 1,050,000	$ 1,081,085
France Telecom SA 7.75% 3/1/11 (b)	1,500,000	1,558,932
SBC Communications, Inc. 6.25% 3/15/11	2,000,000	2,068,072
Telecom Italia Capital SA 4.875% 10/1/10	1,000,000	1,005,930
		5,714,019
Wireless Telecommunication Services - 1.0%
Verizon Wireless Capital LLC 3.75% 5/20/11	683,000	699,756
Vodafone Group PLC 0.8163% 2/27/12 (f)	2,000,000	1,998,016
		2,697,772
TOTAL TELECOMMUNICATION SERVICES		8,411,791
UTILITIES - 1.0%
Electric Utilities - 0.6%
Southern Co. 0.9178% 10/21/11 (f)	1,500,000	1,505,385
Multi-Utilities - 0.4%
Wisconsin Energy Corp. 6.5% 4/1/11	1,000,000	1,037,012
TOTAL UTILITIES		2,542,397
TOTAL NONCONVERTIBLE BONDS (Cost $58,106,053)		58,134,164
U.S. Government and Government Agency Obligations - 32.2%

U.S. Government Agency Obligations - 17.5%
Freddie Mac:
0% 12/14/10	20,000,000	19,983,620
1.625% 4/26/11	26,000,000	26,250,195
TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS		46,233,815
U.S. Treasury Obligations - 11.4%
U.S. Treasury Notes:
0.875% 5/31/11 (e)	20,000,000	20,095,320
1% 7/31/11	10,000,000	10,064,840
TOTAL U.S. TREASURY OBLIGATIONS		30,160,160
U.S. Government and Government Agency Obligations - continued
	Principal Amount	Value
Other Government Related - 3.3%
Bank of America Corp. 0.775% 4/30/12 (FDIC Guaranteed) (d)(f)	$ 1,500,000	$ 1,510,475
Citibank NA 1.5% 7/12/11 (FDIC Guaranteed) (d)	690,000	697,340
Citigroup Funding, Inc. 1.375% 5/5/11 (FDIC Guaranteed) (d)	470,000	473,902
General Electric Capital Corp. 1.8% 3/11/11 (FDIC Guaranteed) (d)	870,000	878,320
Goldman Sachs Group, Inc.:
0.6236% 11/9/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,008,822
1.7% 3/15/11 (FDIC Guaranteed) (d)	1,000,000	1,009,201
JPMorgan Chase & Co. 0.5641% 2/23/11 (FDIC Guaranteed) (d)(f)	2,000,000	2,003,570
TOTAL OTHER GOVERNMENT RELATED		8,581,630
TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $84,772,233)		84,975,605
U.S. Government Agency - Mortgage Securities - 5.3%

Fannie Mae - 3.8%
1.985% 4/1/36 (f)	272,598	280,930
2.02% 7/1/35 (f)	695,668	722,706
2.686% 6/1/35 (f)	1,243,493	1,297,616
2.693% 12/1/34 (f)	710,159	743,508
2.805% 7/1/35 (f)	991,477	1,034,035
2.817% 11/1/34 (f)	191,890	201,395
2.845% 2/1/34 (f)	395,990	411,104
2.925% 3/1/37 (f)	611,163	639,543
2.956% 6/1/35 (f)	491,521	513,693
3.044% 10/1/35 (f)	1,359,549	1,420,223
3.06% 8/1/33 (f)	162,855	169,840
3.084% 11/1/34 (f)	652,722	679,556
3.109% 7/1/34 (f)	562,020	589,570
3.116% 7/1/33 (f)	175,020	183,226
3.779% 10/1/39 (f)	1,057,322	1,105,706
TOTAL FANNIE MAE		9,992,651
Freddie Mac - 1.5%
2.626% 4/1/35 (f)	1,361,335	1,421,317
U.S. Government Agency - Mortgage Securities - continued
	Principal Amount	Value
Freddie Mac - continued
2.698% 6/1/35 (f)	$ 1,056,168	$ 1,107,685
3.088% 3/1/35 (f)	643,304	675,677
4.714% 11/1/35 (f)	701,337	734,048
TOTAL FREDDIE MAC		3,938,727
TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES (Cost $13,653,996)		13,931,378
Asset-Backed Securities - 15.6%

ACE Securities Corp. Home Equity Loan Trust:
Series 2004-HE1 Class M1, 1.0788% 3/25/34 (f)	15,696	14,998
Series 2006-HE2 Class M3, 0.6688% 5/25/36 (f)	23,962	930
Ally Auto Receivables Trust:
Series 2009-A Class A2, 1.32% 3/15/12 (c)	1,582,768	1,586,482
Series 2009-B Class A2, 1.21% 6/15/12 (c)	1,972,419	1,976,887
Ally Master Owner Trust Series 2010-1 Class A, 2.0909% 1/15/15 (c)(f)	700,000	712,185
Bank of America Auto Trust:
Series 2009-1A Class A3, 2.67% 7/15/13 (c)	1,000,000	1,018,582
Series 2009-2A Class A2, 1.16% 2/15/12 (c)	1,232,360	1,233,901
Series 2010-2 Class A2, 0.91% 10/15/12	1,000,000	1,002,770
Bank of America Credit Card Master Trust Series 2006-A16 Class A16, 4.72% 5/15/13	2,000,000	2,031,704
BMW Vehicle Lease Trust Series 2009-1 Class A3, 2.91% 3/15/12	1,000,000	1,011,628
Capital Auto Receivables Asset Trust Series 2007-SN2 Class A4, 1.3709% 5/16/11 (c)(f)	503,652	503,848
Capital One Auto Finance Trust Series 2007-C Class A4, 5.23% 7/15/14	500,000	524,145
Capital One Multi-Asset Execution Trust:
Series 2003-A5 Class A5, 0.6309% 7/15/13 (f)	160,000	160,007
Series 2003-B5 Class B5, 4.79% 8/15/13	1,000,000	1,006,542
Series 2006-A2 Class A, 4.85% 11/15/13	100,000	101,882
Series 2009-A2 Class A2, 3.2% 4/15/14	1,500,000	1,532,450
CarMax Auto Owner Trust Series 2009-2 Class A2, 1% 6/15/12	1,719,293	1,721,085
Cendant Timeshare Receivables Funding LLC Series 2005 1A Class 2A2, 0.5181% 5/20/17 (c)(f)	143,916	128,741
Chase Issuance Trust:
Series 2005-A10 Class A10, 4.65% 12/17/12	2,000,000	2,017,516
Asset-Backed Securities - continued
	Principal Amount	Value
Chase Issuance Trust: - continued
Series 2005-A7 Class A7, 4.55% 3/15/13	$ 340,000	$ 346,307
Series 2008-9 Class A, 4.26% 5/15/13	100,000	102,896
Series 2009-A3 Class A3, 2.4% 6/17/13	780,000	792,173
Chrysler Financial Lease Trust Series 2010-A Class A2, 1.78% 6/15/11 (c)	500,000	502,022
Citibank Credit Card Issuance Trust:
Series 2006-A4 Class A4, 5.45% 5/10/13	200,000	207,447
Series 2007-B6 Class B6, 5% 11/8/12	300,000	302,933
CitiFinancial Auto Issuance Trust Series 2009-1 Class A2, 1.83% 11/15/12 (c)	440,564	442,232
Fannie Mae subordinate REMIC pass-thru certificates Series 2004-T5:
Class AB1, 0.8709% 5/28/35 (f)	80,751	64,466
Class AB3, 0.8163% 5/28/35 (f)	32,052	25,598
Ford Credit Auto Lease Trust:
Series 2009-A Class A2, 2.6% 5/15/11 (c)	585,739	586,874
Series 2010-A Class A2, 1.04% 3/15/13 (c)	1,000,000	1,001,892
Ford Credit Auto Owner Trust:
Series 2009-B Class A2, 2.4604% 11/15/11	34,923	34,982
Series 2009-D:
Class A2, 1.21% 1/15/12	1,471,599	1,473,459
Class A3, 2.17% 10/15/13	100,000	101,565
Series 2009-E Class A2, 1% 3/15/12	2,000,000	2,001,190
Series 2010-B Class A2, 0.65% 12/15/12	1,500,000	1,500,000
Ford Credit Floorplan Master Owner Trust Series 2010-1 Class A, 1.9909% 12/15/14 (c)(f)	490,000	500,022
Fremont Home Loan Trust Series 2005-A Class M4, 1.0088% 1/25/35 (f)	125,000	15,135
GE Capital Credit Card Master Note Trust Series 2009-3 Class A, 2.54% 9/15/14	1,000,000	1,017,345
GSAMP Trust Series 2007-HE1 Class M1, 0.5788% 3/25/47 (f)	335,000	20,070
Guggenheim Structured Real Estate Funding Ltd. Series 2005-1 Class C, 1.4088% 5/25/30 (c)(f)	644,325	164,303
Home Equity Asset Trust Series 2003-5 Class A2, 1.0288% 12/25/33 (f)	10,566	6,151
Honda Auto Receivables Owner Trust:
Series 2009-2 Class A2, 2.22% 8/15/11	71,600	71,751
Series 2009-3 Class A2, 1.5% 8/15/11	562,786	563,749
Hyundai Auto Receivable Trust Series 2009-A:
Class A2, 1.11% 2/15/12	1,711,410	1,714,401
Class A3, 2.03% 8/15/13	130,000	132,063
Asset-Backed Securities - continued
	Principal Amount	Value
John Deere Owner Trust Series 2009-B Class A-2, 0.85% 3/15/12	$ 1,472,774	$ 1,473,966
Mercedes-Benz Auto Receivables Trust Series 2009-1:
Class A2, 0.83% 3/15/12	1,751,901	1,753,912
Class A3, 1.67% 1/15/14	180,000	182,516
Merrill Lynch Mortgage Investors Trust Series 2004-HE2 Class A1B, 0.7988% 8/25/35 (f)	30,990	24,040
Morgan Stanley ABS Capital I Trust Series 2004-HE6 Class A2, 0.6688% 8/25/34 (f)	65,756	46,606
Nissan Auto Lease Trust:
Series 2009-A Class A2, 2.01% 4/15/11	42,521	42,568
Series 2009-B:
Class A2, 1.22% 9/15/11	1,561,279	1,562,549
Class A3, 2.07% 1/15/15	270,000	273,312
Ocala Funding LLC Series 2006-1A Class A, 1.7381% 3/20/11 (a)(c)(f)	965,000	357,050
Park Place Securities, Inc.:
Series 2004-WCW1 Class M4, 1.7788% 9/25/34 (f)	435,000	70,779
Series 2004-WWF1 Class M4, 1.4288% 12/25/34 (f)	945,000	147,217
Series 2005-WCH1 Class M3, 0.8888% 1/25/36 (f)	425,000	261,061
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.1288% 4/25/33 (f)	1,451	1,204
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.1888% 9/25/34 (f)	21,802	14,596
Volkswagen Auto Lease Trust Series 2009-A:
Class A2, 2.87% 7/15/11	278,140	279,137
Class A3, 3.41% 4/16/12	1,000,000	1,020,266
WaMu Master Note Trust:
Series 2007-A4A Class A4, 5.2% 10/15/14 (c)	1,390,000	1,402,553
Series 2007-A5A Class A5, 1.0909% 10/15/14 (c)(f)	250,000	250,147
TOTAL ASSET-BACKED SECURITIES (Cost $44,240,966)		41,140,788
Collateralized Mortgage Obligations - 2.4%

Private Sponsor - 0.9%
Fosse Master Issuer PLC floater Series 2007-1A Class A2, 0.6047% 10/18/54 (c)(f)	314,203	311,801
Gracechurch Mortgage Financing PLC floater Series 2007-1A Class 3A1, 0.5447% 11/20/56 (c)(f)	500,000	488,502
Collateralized Mortgage Obligations - continued
	Principal Amount	Value
Private Sponsor - continued
GSR Mortgage Loan Trust floater Series 2004-11 Class 2A1, 0.6588% 12/25/34 (f)	$ 298,573	$ 210,519
Holmes Master Issuer PLC floater Series 2006-1A Class 3A1, 0.6059% 7/15/40 (c)(f)	750,000	747,943
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.5472% 9/25/36 (f)	1,000,000	570,058
TOTAL PRIVATE SPONSOR		2,328,823
U.S. Government Agency - 1.5%
Fannie Mae subordinate REMIC pass-thru certificates:
sequential payer Series 2003-129 Class GF, 0.7288% 4/25/30 (f)	1,729,932	1,731,734
Series 2008-76 Class EF, 0.8288% 9/25/23 (f)	108,391	108,356
Freddie Mac Multi-class participation certificates guaranteed floater Series 3346 Class FA, 0.5709% 2/15/19 (f)	2,310,313	2,309,444
TOTAL U.S. GOVERNMENT AGENCY		4,149,534
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $6,992,703)		6,478,357
Commercial Mortgage Securities - 1.6%

First Union National Bank-Bank of America Commercial Mortgage Trust sequential pay Series 2001-C1 Class A2, 6.136% 3/15/33	696,480	701,136
GS Mortgage Securities Corp. II Series 2001-LIBA:
Class C, 6.733% 2/14/16 (c)	1,200,000	1,237,014
Class E, 6.733% 2/14/16 (c)	1,000,000	1,030,845
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.55% 7/15/19 (c)(f)	570,000	69,825
Series 2007-XLFA Class B, 0.48% 10/15/20 (c)(f)	440,000	242,000
sequential payer Series 2003-IQ4 Class A1, 3.27% 5/15/40	349,726	349,519
Series 2007-XLC1:
Class C, 0.95% 7/17/17 (c)(f)	803,413	22,094
Class D, 1.05% 7/17/17 (c)(f)	378,077	10,397
Commercial Mortgage Securities - continued
	Principal Amount	Value
Morgan Stanley Capital I Trust: - continued
Series 2007-XLC1:
Class E, 1.15% 7/17/17 (c)(f)	$ 305,370	$ 8,398
Nomura Asset Securities Corp. Series 1995-MD3 Class B2, 12.3736% 4/4/27 (f)	588,271	588,409
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $6,454,244)		4,259,637
Foreign Government and Government Agency Obligations - 0.8%

Ontario Province 0.61% 11/19/12 (f) (Cost $2,000,000)	2,000,000	2,001,658
Certificates of Deposit - 1.5%

BNP Paribas SA euro 0.3025% 8/31/10	2,000,000	2,000,004
Deutsche Bank New York Branch yankee 0.8247% 1/19/12 (f)	2,000,000	1,986,820
TOTAL CERTIFICATES OF DEPOSIT (Cost $3,999,918)		3,986,824
Cash Equivalents - 19.5%
	Maturity Amount
Investments in repurchase agreements in a joint trading account at 0.21%, dated 7/30/10 due 8/2/10 (Collateralized by U.S. Government Obligations) # (Cost $51,526,000)	$ 51,526,915	51,526,000
TOTAL INVESTMENT PORTFOLIO - 100.9% (Cost $271,746,113)		266,434,411
NET OTHER ASSETS (LIABILITIES) - (0.9)%		(2,499,799)
NET ASSETS - 100%		$ 263,934,612
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Eurodollar Contracts
10 Eurodollar 90 Day Index Contracts	Dec. 2010	$ 9,988,875	$ 9,471
10 Eurodollar 90 Day Index Contracts	March 2011	9,987,250	6,224
TOTAL EURODOLLAR CONTRACTS			$ 15,695
Legend
(a) Non-income producing - Issuer is in default.
(b) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

(c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $34,365,553 or 13.0% of net assets.

(d) Under the Temporary Liquidity Guarantee Program, the Federal Deposit Insurance Corporation guarantees principal and interest in the event of payment default or bankruptcy until the earlier of maturity date of the debt or until June 30, 2012. At the end of the period these securities amounted to $8,581,630 or 3.3% of net assets.

(e) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $25,119.
(f) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
# Additional information on each counterparty to the repurchase agreement is as follows:
Repurchase Agreement / Counterparty	Value
$51,526,000 due 8/02/10 at 0.21%
Banc of America Securities LLC	$ 3,508,034
Bank of America NA	1,755,026
Deutsche Bank Securities, Inc.	13,162,696
Goldman, Sachs & Co.	3,510,052
ING Financial Markets LLC	9,218,113
J.P. Morgan Securities, Inc.	540,285
Merrill Lynch Government Securities, Inc.	3,159,047
Mizuho Securities USA, Inc.	14,040,208
Morgan Stanley & Co., Inc.	1,755,026
RBC Capital Markets Corp.	877,513
$ 51,526,000
Other Information

The following is a summary of the inputs used, as of July 31, 2010, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$ 58,134,164	$ -	$ 58,134,164	$ -
U.S. Government and Government Agency Obligations	84,975,605	-	84,975,605	-
U.S. Government Agency - Mortgage Securities	13,931,378	-	13,931,378	-
Asset-Backed Securities	41,140,788	-	40,598,435	542,353
Collateralized Mortgage Obligations	6,478,357	-	6,478,357	-
Commercial Mortgage Securities	4,259,637	-	4,218,748	40,889
Foreign Government and Government Agency Obligations	2,001,658	-	2,001,658	-
Certificates of Deposit	3,986,824	-	3,986,824	-
Cash Equivalents	51,526,000	-	51,526,000	-
Total Investments in Securities:	$ 266,434,411	$ -	$ 265,851,169	$ 583,242
Derivative Instruments:
Assets
Futures Contracts	$ 15,695	$ 15,695	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ 1,556,238
Total Realized Gain (Loss)	(5,220,168)
Total Unrealized Gain (Loss)	5,292,451
Cost of Purchases	-
Proceeds of Sales	(651,374)
Amortization/Accretion	(27,240)
Transfers in to Level 3	-
Transfers out of Level 3	(366,665)
Ending Balance	$ 583,242
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at July 31, 2010	$ 69,078

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of July 31, 2010. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Interest Rate Risk
Futures Contracts (a)	$ 15,695	$ -
Total Value of Derivatives	$ 15,695	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

Distribution of investments by country of issue, as a percentage of total net assets, is as follows: (Unaudited)
United States of America	89.7%
United Kingdom	2.4%
France	2.1%
Australia	1.4%
Luxembourg	1.2%
Netherlands	1.2%
Others (Individually Less Than 1%)	2.0%
100.0%
Income Tax Information

At July 31, 2010, the Fund had a capital loss carryforward of approximately $121,849,643 of which $1,917,431, $518,690, $12,186,304, $97,397,499 and $9,829,719 will expire on July 31, 2014, 2015, 2016, 2017 and 2018, respectively. Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited.

The Fund intends to elect to defer to its fiscal year ending July 31, 2011 approximately $3,569,895 of losses recognized during the period November 1, 2009 to July 31, 2010.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements

Statement of Assets and Liabilities

	July 31, 2010

Assets
Investment in securities, at value (including repurchase agreements of $51,526,000) - See accompanying schedule: Unaffiliated issuers (cost $271,746,113)		$ 266,434,411
Cash		45
Receivable for investments sold		49,851
Receivable for fund shares sold		146,033
Interest receivable		767,448
Receivable for daily variation on futures contracts		1,250
Total assets		267,399,038

Liabilities
Payable for investments purchased	$ 3,084,151
Payable for fund shares redeemed	270,436
Distributions payable	7,055
Accrued management fee	70,000
Distribution fees payable	2,922
Other affiliated payables	29,862
Total liabilities		3,464,426

Net Assets		$ 263,934,612
Net Assets consist of:
Paid in capital		$ 394,654,106
Undistributed net investment income		11,746
Accumulated undistributed net realized gain (loss) on investments		(125,435,233)
Net unrealized appreciation (depreciation) on investments		(5,296,007)
Net Assets		$ 263,934,612

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Assets and Liabilities - continued

July 31, 2010

Calculation of Maximum Offering Price Class A: Net Asset Value and redemption price per share ($18,128,957 ÷ 2,223,417 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Class T: Net Asset Value and redemption price per share ($5,333,820 ÷ 654,119 shares)	$ 8.15

Maximum offering price per share (100/98.50 of $8.15)	$ 8.27
Ultra-Short Bond: Net Asset Value, offering price and redemption price per share ($239,265,543 ÷ 29,341,220 shares)	$ 8.15

Institutional Class: Net Asset Value, offering price and redemption price per share ($1,206,292 ÷ 147,937 shares)	$ 8.15

See accompanying notes which are an integral part of the financial statements.

Annual Report

Statement of Operations

	Year ended July 31, 2010

Investment Income
Interest		$ 3,046,846

Expenses
Management fee	$ 790,083
Transfer agent fees	257,900
Distribution fees	24,076
Fund wide operations fee	83,085
Independent trustees' compensation	851
Miscellaneous	988
Total expenses before reductions	1,156,983
Expense reductions	(204)	1,156,779
Net investment income		1,890,067
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(8,357,939)
Futures contracts	193,501
Total net realized gain (loss)		(8,164,438)
Change in net unrealized appreciation (depreciation) on: Investment securities	9,570,972
Futures contracts	(62,147)
Total change in net unrealized appreciation (depreciation)		9,508,825
Net gain (loss)		1,344,387
Net increase (decrease) in net assets resulting from operations		$ 3,234,454

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Statements - continued

Statement of Changes in Net Assets

	Year ended July 31, 2010	Year ended July 31, 2009
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 1,890,067	$ 3,530,700
Net realized gain (loss)	(8,164,438)	(5,262,655)
Change in net unrealized appreciation (depreciation)	9,508,825	(688,421)
Net increase (decrease) in net assets resulting from operations	3,234,454	(2,420,376)
Distributions to shareholders from net investment income	(1,887,049)	(2,968,803)
Distributions to shareholders from tax return of capital	-	(102,250)
Total distributions	(1,887,049)	(3,071,053)
Share transactions - net increase (decrease)	33,525,237	(90,642,364)
Redemption fees	9,556	12,962
Total increase (decrease) in net assets	34,882,198	(96,120,831)

Net Assets
Beginning of period	229,052,414	325,173,245
End of period (including undistributed net investment income of $11,746 and undistributed net investment income of $22,307, respectively)	$ 263,934,612	$ 229,052,414

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class A

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.047	.091	.384	.493	.400
Net realized and unrealized gain (loss)	.040	(.167)	(1.612)	(.198)	(.009)
Total from investment operations	.087	(.076)	(1.228)	.295	.391
Distributions from net investment income	(.047)	(.071)	(.294)	(.495)	(.401)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.047)	(.074)	(.333)	(.495)	(.401)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.08%	(.92)%	(12.71)%	2.97%	3.97%
Ratios to Average Net Assets D
Expenses before reductions	.64%	.68%	.67%	.66%	.70%
Expenses net of fee waivers, if any	.64%	.68%	.67%	.66%	.70%
Expenses net of all reductions	.64%	.67%	.66%	.66%	.70%
Net investment income	.58%	1.13%	4.26%	4.96%	4.00%
Supplemental Data
Net assets, end of period (000 omitted)	$ 18,129	$ 8,033	$ 6,268	$ 13,735	$ 4,553
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Class T

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.82	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income C	.044	.090	.377	.491	.404
Net realized and unrealized gain (loss)	.040	(.168)	(1.607)	(.199)	(.011)
Total from investment operations	.084	(.078)	(1.230)	.292	.393
Distributions from net investment income	(.044)	(.069)	(.292)	(.492)	(.403)
Tax return of capital	-	(.003)	(.039)	-	-
Total distributions	(.044)	(.072)	(.331)	(.492)	(.403)
Redemption fees added to paid in capital C	- E	- E	.001	- E	- E
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.82	$ 10.02
Total Return A, B	1.03%	(.94)%	(12.72)%	2.95%	4.00%
Ratios to Average Net Assets D
Expenses before reductions	.68%	.69%	.69%	.69%	.68%
Expenses net of fee waivers, if any	.68%	.69%	.69%	.69%	.68%
Expenses net of all reductions	.68%	.69%	.69%	.69%	.68%
Net investment income	.54%	1.11%	4.23%	4.93%	4.03%
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,334	$ 3,114	$ 2,910	$ 4,818	$ 4,624
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Total returns do not include the effect of the sales charges.

C Calculated based on average shares outstanding during the period.

D Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

E Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Ultra-Short Bond

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.063	.111	.404	.516	.427
Net realized and unrealized gain (loss)	.040	(.169)	(1.603)	(.210)	(.011)
Total from investment operations	.103	(.058)	(1.199)	.306	.416
Distributions from net investment income	(.063)	(.088)	(.310)	(.516)	(.426)
Tax return of capital	-	(.004)	(.042)	-	-
Total distributions	(.063)	(.092)	(.352)	(.516)	(.426)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.27%	(.70)%	(12.42)%	3.09%	4.23%
Ratios to Average Net Assets C
Expenses before reductions	.45%	.45%	.45%	.45%	.45%
Expenses net of fee waivers, if any	.45%	.45%	.45%	.45%	.45%
Expenses net of all reductions	.45%	.44%	.45%	.45%	.45%
Net investment income	.77%	1.36%	4.47%	5.17%	4.26%
Supplemental Data
Net assets, end of period (000 omitted)	$ 239,266	$ 217,282	$ 315,401	$ 974,602	$ 850,329
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Financial Highlights - Institutional Class

Years ended July 31,	2010	2009	2008	2007	2006
Selected Per-Share Data
Net asset value, beginning of period	$ 8.11	$ 8.26	$ 9.81	$ 10.02	$ 10.03
Income from Investment Operations
Net investment income B	.057	.102	.416	.510	.420
Net realized and unrealized gain (loss)	.040	(.168)	(1.619)	(.206)	(.008)
Total from investment operations	.097	(.066)	(1.203)	.304	.412
Distributions from net investment income	(.057)	(.081)	(.306)	(.514)	(.422)
Tax return of capital	-	(.003)	(.042)	-	-
Total distributions	(.057)	(.084)	(.348)	(.514)	(.422)
Redemption fees added to paid in capital B	- D	- D	.001	- D	- D
Net asset value, end of period	$ 8.15	$ 8.11	$ 8.26	$ 9.81	$ 10.02
Total Return A	1.20%	(.80)%	(12.46)%	3.06%	4.19%
Ratios to Average Net Assets C
Expenses before reductions	.52%	.58%	.48%	.48%	.49%
Expenses net of fee waivers, if any	.52%	.55%	.48%	.48%	.49%
Expenses net of all reductions	.52%	.54%	.48%	.48%	.49%
Net investment income	.70%	1.26%	4.44%	5.14%	4.22%
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,206	$ 623	$ 594	$ 8,312	$ 1,987
Portfolio turnover rate	95%	92%	11%	29%	39%

A Total returns would have been lower had certain expenses not been reduced during the periods shown.

B Calculated based on average shares outstanding during the period.

C Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

D Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Annual Report

Notes to Financial Statements

For the period ended July 31, 2010

1. Organization.

Fidelity Ultra-Short Bond Fund (the Fund) is a fund of Fidelity Income Fund (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Ultra-Short Bond and Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions also differ by class.

2. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. The following summarizes the significant accounting policies of the Fund:

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Fund uses independent pricing services approved by the Board of Trustees to value its investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below.

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the fund's own assumptions based on the best information available)

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2. Significant Accounting Policies - continued

Security Valuation - continued

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of July 31, 2010, for the Fund's investments, as well as a roll forward of Level 3 securities, is included at the end of the Fund's Schedule of Investments. Valuation techniques used to value the Fund's investments by major category are as follows.

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For corporate bonds, foreign government and government agency obligations, U.S. government and government agency obligations and certificates of deposit, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. For asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities, pricing services utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and, accordingly, such securities are generally categorized as Level 2 in the hierarchy. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates fair value and are categorized as Level 2 in the hierarchy.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Interest income is accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Inflation-indexed bonds are fixed-income securities whose principal value is periodically adjusted to the rate of inflation. Interest is accrued based on the principal value, which is adjusted for inflation. The

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Notes to Financial Statements - continued

2. Significant Accounting Policies - continued

Investment Transactions and Income - continued

adjustments to principal due to inflation are reflected as increases or decreases to interest income even though principal is not received until maturity. Debt obligations may be placed on non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. A debt obligation is removed from non-accrual status when the issuer resumes interest payments or when collectability of interest is reasonably assured.

Expenses. Most expenses of the Trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned amongst each fund in the Trust. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year the Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. As of July 31, 2010, the Fund did not have any unrecognized tax benefits in the accompanying financial statements. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years.

Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$ 770,977
Gross unrealized depreciation	(6,070,195)
Net unrealized appreciation (depreciation)	$ (5,299,218)

Tax Cost	$ 271,733,629

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2. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

The tax-based components of distributable earnings as of period end were as follows:

Capital loss carryforward	$ (121,849,643)
Net unrealized appreciation (depreciation)	$ (5,283,523)

The tax character of distributions paid was as follows:

	July 31, 2010	July 31, 2009
Ordinary Income	$ 1,887,049	$ 2,968,803
Tax Return of Capital	-	102,250
Total	$ 1,887,049	$ 3,071,053

Short-Term Trading (Redemption) Fees. Shares held in the Fund less than 60 days are subject to a redemption fee equal to .25% of the proceeds of the redeemed shares. All redemption fees, including any estimated redemption fees paid by Fidelity Management & Research Company (FMR), are retained by the Fund and accounted for as an addition to paid in capital.

3. Operating Policies.

Repurchase Agreements. FMR has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the Fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts which are then invested in repurchase agreements. The Fund may also invest directly with institutions in repurchase agreements. Repurchase agreements are collateralized by government or non-government securities. Upon settlement date, collateral is held in segregated accounts with custodian banks and may be obtained in the event of a default of the counterparty. The Fund monitors, on a daily basis, the value of the collateral to ensure it is at least equal to the principal amount of the repurchase agreement (including accrued interest). In the event of a default by the counterparty, realization of the collateral proceeds could be delayed, during which time the value of the collateral may decline.

Restricted Securities. Certain Funds may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included at the end of each applicable Fund's Schedule of Investments.

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Notes to Financial Statements - continued

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund uses derivative instruments (derivatives), including futures contracts, in order to meet its investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives may increase or decrease its exposure to the following risk:

Interest Rate Risk	Interest rate risk relates to the fluctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. The Fund's maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty fees in excess of any collateral pledged by the counterparty to the Fund. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Risk of loss may exceed the amounts recognized in the Statement of Assets and Liabilities.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund uses futures contracts to manage its exposure to the bond market, and to fluctuations in interest rates.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

The underlying face amount at value of open futures contracts at period end, if any, is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments. The receivable and/or payable for the variation margin are reflected in the Statement of Assets and Liabilities.

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4. Derivative Instruments - continued

Futures Contracts - continued

Certain risks may arise upon entering into futures contracts, including the risk that an illiquid market may limit the ability to close out a futures contract prior to settlement date.

During the period the Fund recognized net realized gain (loss) of $193,501 and a change in net unrealized appreciation (depreciation) of $(62,147) related to its investment in futures contracts. These amounts are included in the Statement of Operations.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities and U.S. government securities, aggregated $110,291,424 and $51,373,311, respectively.

6. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .20% of the Fund's average net assets and a group fee rate that averaged .12% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annual management fee rate was .32% of the Fund's average net assets.

Distribution and Service Plan. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of FMR, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates and the total amounts paid to and retained by FDC were as follows:

	Distribution Fee	Service Fee	Paid to FDC	Retained by FDC
Class A	0%	.15%	$ 18,612	$ 1,997
Class T	0%	.15%	5,464	-
			$ 24,076	$ 1,997

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Notes to Financial Statements - continued

6. Fees and Other Transactions with Affiliates - continued

Sales Load. FDC receives a front-end sales charge of up to 1.50% for selling Class A and Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. FDC receives the proceeds of a contingent deferred sales charge levied on Class A and Class T redemptions. These charges depend on the holding period. The deferred sales charges range from .75% for certain purchases of Class A shares (.75% to .50% prior to July 12, 2010) and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$ 4,493
Class T	334
$ 4,827

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of each respective class of the Fund, with the exception of Ultra-Short Bond. FIIOC receives an asset-based fee of .10% of Ultra-Short Bond's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, each class paid the following transfer agent fees:

	Amount	% of Average Net Assets
Class A	$ 17,280.14
Class T	6,437.18
Ultra-Short Bond	232,840.10
Institutional Class	1,343.16
	$ 257,900

Fundwide Operations Fee. Pursuant to the Fundwide Operations and Expense Agreement (FWOE), FMR has agreed to provide for fund level expenses (which do not include transfer agent, Rule 12b-1 fees, compensation of the independent Trustees, interest (including commitment fees), taxes or extraordinary expenses, if any) in return for a FWOE fee equal to .35% less the total amount of the management fee. The FWOE paid by the Fund is reduced by an amount equal to the fees and expenses paid to the independent Trustees. For the period, the FWOE fee was equivalent to an annual rate of .03% of average net assets.

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7. Committed Line of Credit.

The Fund participates with other funds managed by FMR in a $3.75 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $988 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, there were no borrowings on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $204.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

Years ended July 31,	2010	2009
From net investment income
Class A	$ 70,804	$ 67,967
Class T	19,435	28,236
Ultra-Short Bond	1,791,150	2,868,327
Institutional Class	5,660	4,273
Total	$ 1,887,049	$ 2,968,803
Tax Return of Capital
Class A	$ -	$ 2,789
Class T	-	1,095
Ultra-Short Bond	-	98,214
Institutional Class	-	152
Total	$ -	$ 102,250

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Notes to Financial Statements - continued

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares		Dollars
	Years ended July 31,		Years ended July 31,
	2010	2009	2010	2009
Class A
Shares sold	1,996,126	1,050,621	$ 16,257,557	$ 8,574,995
Reinvestment of distributions	6,739	7,386	54,896	60,113
Shares redeemed	(770,234)	(826,248)	(6,273,379)	(6,724,916)
Net increase (decrease)	1,232,631	231,759	$ 10,039,074	$ 1,910,192
Class T
Shares sold	590,657	223,720	$ 4,813,729	$ 1,825,052
Reinvestment of distributions	2,161	3,320	17,605	27,039
Shares redeemed	(322,791)	(195,329)	(2,628,531)	(1,586,346)
Net increase (decrease)	270,027	31,711	$ 2,202,803	$ 265,745
Ultra-Short Bond
Shares sold	9,420,448	5,376,826	$ 76,695,898	$ 43,743,623
Reinvestment of distributions	211,789	349,007	1,725,137	2,845,061
Shares redeemed	(7,087,084)	(17,117,727)	(57,716,904)	(139,442,451)
Net increase (decrease)	2,545,153	(11,391,894)	$ 20,704,131	$ (92,853,767)
Institutional Class
Shares sold	142,602	91,811	$ 1,161,563	$ 743,473
Reinvestment of distributions	362	213	2,947	1,735
Shares redeemed	(71,879)	(87,044)	(585,281)	(709,742)
Net increase (decrease)	71,085	4,980	$ 579,229	$ 35,466

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

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Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Income Fund and the Shareholders of Fidelity Ultra-Short Bond Fund:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Fidelity Ultra-Short Bond Fund (a fund of Fidelity Income Fund) at July 31, 2010, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fidelity Ultra-Short Bond Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at July 31, 2010, by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

/s/ PricewaterhouseCoopers LLP

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 21, 2010

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Trustees and Officers

The Trustees and executive officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance. Except for James C. Curvey, each of the Trustees oversees 189 funds advised by FMR or an affiliate. Mr. Curvey oversees 411 funds advised by FMR or an affiliate.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust. Each Trustee who is not an interested person (as defined in the 1940 Act) (Independent Trustee), shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs. The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees. The executive officers hold office without limit in time, except that any officer may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

Experience, Skills, Attributes, and Qualifications of the Fund's Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

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Board Structure and Oversight Function. Abigail P. Johnson is an interested person (as defined in the 1940 Act) and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Kenneth L. Wolfe serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, and asset allocation funds and another Board oversees Fidelity's equity and high income funds. The asset allocation funds may invest in Fidelity funds that are overseen by such other Board. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks. The Board, acting through its committees, has charged FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above. Because the day-to-day operations and activities of the fund are carried out by or through FMR, its affiliates and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees. While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees. Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate. The responsibilities of each committee, including their oversight responsibilities, are described further under "Standing Committees of the Fund's Trustees."

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Trustees and Officers - continued

The fund's Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-877-208-0098.

Interested Trustees*:

Correspondence intended for each Trustee who is an interested person may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupations and Other Relevant Experience+
Abigail P. Johnson (48)

Year of Election or Appointment: 2009

Ms. Johnson is Trustee and Chairman of the Board of Trustees of certain Trusts. Ms. Johnson serves as President of Personal and Workplace Investing (2005-present). Ms. Johnson is a Director of FMR LLC. Previously, Ms. Johnson served as President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc., and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity funds (2001-2005), and managed a number of Fidelity funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

James C. Curvey (75)

Year of Election or Appointment: 2007

Mr. Curvey also serves as Trustee (2007-present) of other investment companies advised by FMR. Mr. Curvey is a Director of FMR and FMR Co., Inc. (2007-present). Mr. Curvey is also Vice Chairman (2006-present) and Director of FMR LLC. In addition, Mr. Curvey serves as an Overseer for the Boston Symphony Orchestra and a member of the Trustees of Villanova University.

* Trustees have been determined to be "Interested Trustees" by virtue of, among other things, their affiliation with the trust or various entities under common control with FMR.

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

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Independent Trustees:

Correspondence intended for each Independent Trustee (that is, the Trustees other than the Interested Trustees) may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Age; Principal Occupations and Other Relevant Experience+
Albert R. Gamper, Jr. (68)

Year of Election or Appointment: 2006

Prior to his retirement in December 2004, Mr. Gamper served as Chairman of the Board of CIT Group Inc. (commercial finance). During his tenure with CIT Group Inc. Mr. Gamper served in numerous senior management positions, including Chairman (1987-1989; 1999-2001; 2002-2004), Chief Executive Officer (1987-2004), and President (2002-2003). He also served as President and Chief Executive Officer of Tyco Capital Corporation (2001-2002). Mr. Gamper currently serves as a member of the Board of Directors of Public Service Enterprise Group (utilities, 2000-present), a member of the Board of Trustees, Rutgers University (2004-present), and Chairman of the Board of Saint Barnabas Health Care System. Previously, Mr. Gamper served as Chairman of the Board of Governors, Rutgers University (2004-2007).

Robert F. Gartland (58)

Year of Election or Appointment: 2010

Mr. Gartland is a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-present) and is Chairman and an investor in Gartland and Mellina Group Corp. (consulting, 2009-present). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007) including Managing Director (1987-2007).

Arthur E. Johnson (63)

Year of Election or Appointment: 2008

Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation (diversified power management, 2009-present) and AGL Resources, Inc. (holding company). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). He previously served on the Board of Directors of IKON Office Solutions, Inc. (1999-2008) and Delta Airlines (2005-2007). Mr. Arthur E. Johnson and Ms. Abigail P. Johnson are not related.

Michael E. Kenneally (56)

Year of Election or Appointment: 2009

Prior to his retirement, Mr. Kenneally served as a Member of the Advisory Board for certain Fidelity Fixed Income and Asset Allocation Funds (2008-2009). Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management (2003-2005). Mr. Kenneally was a Director of the Credit Suisse Funds (U.S. mutual funds, 2004-2008) and certain other closed-end funds (2004-2005) and was awarded the Chartered Financial Analyst (CFA) designation in 1991.

James H. Keyes (69)

Year of Election or Appointment: 2007

Mr. Keyes serves as a member of the Boards of Navistar International Corporation (manufacture and sale of trucks, buses, and diesel engines, since 2002) and Pitney Bowes, Inc. (integrated mail, messaging, and document management solutions, since 1998). Prior to his retirement, Mr. Keyes served as Chairman and Chief Executive Officer of Johnson Controls (automotive, building, and energy, 1998-2002) and as a member of the Board of LSI Logic Corporation (semiconductor technologies, 1984-2008).

Marie L. Knowles (63)

Year of Election or Appointment: 2001

Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company. She served as a Director of ARCO from 1996 to 1998. Ms. Knowles currently serves as a Director of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is an Honorary Trustee of the Brookings Institution and a member of the Board of the Catalina Island Conservancy and of the Santa Catalina Island Company (2009-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California and the Foundation Board of the School of Architecture at the University of Virginia (2007-present). Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007).

Kenneth L. Wolfe (71)

Year of Election or Appointment: 2005

Mr. Wolfe is Chairman of the Independent Trustees of the Fixed Income and Asset Allocation Funds (2008-present). Prior to his retirement, Mr. Wolfe served as Chairman and a Director (2007-2009) and Chairman and Chief Executive Officer of Hershey Foods Corporation. He also served as a member of the Boards of Adelphia Communications Corporation (telecommunications, 2003-2006), Bausch & Lomb, Inc. (medical/pharmaceutical, 1993-2007), and Revlon, Inc. (personal care products, 2004-2009).

+ The information above includes each Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to each Trustee's qualifications to serve as a Trustee, which led to the conclusion that each Trustee should serve as a Trustee for the fund.

Executive Officers:

Correspondence intended for each executive officer may be sent to Fidelity Investments, 82 Devonshire Street, Boston, Massachusetts 02109.

Name, Age; Principal Occupation
John R. Hebble (52)

Year of Election or Appointment: 2008

President and Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Hebble also serves as Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolio (2008-present), Assistant Treasurer of other Fidelity funds (2009-present) and is an employee of Fidelity Investments.

Boyce I. Greer (54)

Year of Election or Appointment: 2005 or 2006

Vice President of Fidelity's Fixed Income Funds (2006) and Asset Allocation Funds (2005). Mr. Greer is also a Trustee of other investment companies advised by FMR. Mr. Greer is President of the Asset Allocation Division (2008-present), President and a Director of Strategic Advisers, Inc. (2008-present), President and a Director of Fidelity Investments Money Management, Inc. (2007-present), and an Executive Vice President of FMR (2005-present). Previously, Mr. Greer served as Executive Vice President of FMR Co., Inc. (2005-2009), and as a Director and Managing Director of Strategic Advisers, Inc. (2002-2005).

Christopher P. Sullivan (56)

Year of Election or Appointment: 2009

Vice President of Fidelity's Bond Funds. Mr. Sullivan also serves as President of Fidelity's Bond Division (2009-present). Previously, Mr. Sullivan served as Managing Director, Co-Head of U.S. Fixed Income at Goldman Sachs Asset Management (2001-2009).

Christine J. Thompson (52)

Year of Election or Appointment: 2010

Vice President of Fidelity's Bond Funds. Ms. Thompson also serves as Chief Investment Officer of FMR's Bond Group (2010-present) and is an employee of Fidelity Investments. Previously, Ms. Thompson served as Director of Municipal Bond Portfolio Managers (2002-2010).

Scott C. Goebel (42)

Year of Election or Appointment: 2008

Secretary and Chief Legal Officer (CLO) of the Fidelity funds. Mr. Goebel also serves as General Counsel, Secretary, and Senior Vice President of FMR (2008-present) and FMR Co., Inc. (2008-present); Deputy General Counsel of FMR LLC; Chief Legal Officer of Fidelity Management & Research (Hong Kong) Limited (2008-present) and Assistant Secretary of Fidelity Management & Research (Japan) Inc. (2008-present), Fidelity Investments Money Management, Inc. (2008-present), Fidelity Management & Research (U.K.) Inc. (2008-present), and Fidelity Research and Analysis Company (2008-present). Previously, Mr. Goebel served as Assistant Secretary of the Funds (2007-2008) and as Vice President and Secretary of Fidelity Distributors Corporation (FDC) (2005-2007).

David J. Carter (37)

Year of Election or Appointment: 2010

Assistant Secretary of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Carter also serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2005-present).

Holly C. Laurent (56)

Year of Election or Appointment: 2008

Anti-Money Laundering (AML) Officer of the Fidelity funds. Ms. Laurent is an employee of Fidelity Investments. Previously, Ms. Laurent was Senior Vice President and Head of Legal for Fidelity Business Services India Pvt. Ltd. (2006-2008), and Senior Vice President, Deputy General Counsel and Group Head for FMR LLC (2005-2006).

Christine Reynolds (51)

Year of Election or Appointment: 2008

Chief Financial Officer of the Fidelity funds. Ms. Reynolds became President of Fidelity Pricing and Cash Management Services (FPCMS) in August 2008. Ms. Reynolds served as Chief Operating Officer of FPCMS (2007-2008). Previously, Ms. Reynolds served as President, Treasurer, and Anti-Money Laundering officer of the Fidelity funds (2004-2007).

Michael H. Whitaker (43)

Year of Election or Appointment: 2008

Chief Compliance Officer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Whitaker is an employee of Fidelity Investments (2007-
present). Prior to joining Fidelity Investments, Mr. Whitaker worked at MFS Investment Management where he served as Senior Vice President and Chief Compliance Officer (2004-2006), and Assistant General Counsel.

Jeffrey S. Christian (48)

Year of Election or Appointment: 2009

Deputy Treasurer of the Fidelity funds. Mr. Christian is an employee of Fidelity Investments. Previously, Mr. Christian served as Chief Financial Officer (2008-2009) of certain Fidelity funds and Senior Vice President of Fidelity Pricing and Cash Management Services (FPCMS) (2004-2009).

Bryan A. Mehrmann (49)
Year of Election or Appointment: 2005 Deputy Treasurer of the Fidelity funds. Mr. Mehrmann is an employee of Fidelity Investments.
Stephanie J. Dorsey (41)

Year of Election or Appointment: 2008

Deputy Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Ms. Dorsey also serves as Assistant Treasurer of other Fidelity funds (2010-present) and is an employee of Fidelity Investments (2008-present). Previously, Ms. Dorsey served as Treasurer (2004-2008) of the JPMorgan Mutual Funds and Vice President (2004-2008) of JPMorgan Chase Bank.

Adrien E. Deberghes (42)

Year of Election or Appointment: 2010

Assistant Treasurer of Fidelity's Fixed Income and Asset Allocation Funds. Mr. Deberghes also serves as Deputy Treasurer of other Fidelity funds (2008-present) and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005).

Kenneth B. Robins (40)

Year of Election or Appointment: 2009

Assistant Treasurer of the Fidelity Fixed Income and Asset Allocation Funds. Mr. Robins also serves as President and Treasurer of other Fidelity funds (2008-present; 2010-present) and is an employee of Fidelity Investments (2004-present). Previously, Mr. Robins served as Deputy Treasurer of the Fidelity funds (2005-2008) and Treasurer and Chief Financial Officer of The North Carolina Capital Management Trust: Cash and Term Portfolios (2006-2008).

Gary W. Ryan (51)

Year of Election or Appointment: 2005

Assistant Treasurer of the Fidelity funds. Mr. Ryan is an employee of Fidelity Investments. Previously, Mr. Ryan served as Vice President of Fund Reporting in Fidelity Pricing and Cash Management Services (FPCMS) (1999-2005).

Annual Report

Distributions (Unaudited)

A total of 5.26% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund designates $932,356 of distributions paid during the period January 1, 2010 to July 31, 2010 as qualifying to be taxed as interest-related dividends for nonresident alien shareholders.

The fund will notify shareholders in January 2011 amounts for use in preparing 2010 income tax returns.

Annual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

Fidelity Investments
Money Management, Inc.

Fidelity Research & Analysis Company

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Japan) Inc.

Fidelity Management & Research
(Hong Kong) Limited

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

AUSBI-UANN-0910
1.804593.106

Item 2. Code of Ethics

As of the end of the period, July 31, 2010, Fidelity Income Fund (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3. Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Marie L. Knowles is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Knowles is independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, "Deloitte Entities") in each of the last two fiscal years for services rendered to Fidelity Income Replacement 2016 Fund, Fidelity Income Replacement 2018 Fund, Fidelity Income Replacement 2020 Fund, Fidelity Income Replacement 2022 Fund, Fidelity Income Replacement 2024 Fund, Fidelity Income Replacement 2026 Fund, Fidelity Income Replacement 2028 Fund, Fidelity Income Replacement 2030 Fund, Fidelity Income Replacement 2032 Fund, Fidelity Income Replacement 2034 Fund, Fidelity Income Replacement 2036 Fund, Fidelity Income Replacement 2038 Fund, Fidelity Income Replacement 2040 Fund, and Fidelity Income Replacement 2042 Fund (the "Funds"):

Services Billed by Deloitte Entities

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2018 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2020 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2022 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2024 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2026 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2028 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2030 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2032 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2034 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2036 Fund	$25,000	$-	$4,700	$-
Fidelity Income Replacement 2038 Fund	$25,000	$-	$4,400	$-
Fidelity Income Replacement 2040 Fund	$25,000	$-	$4,400	$-
Fidelity Income Replacement 2042 Fund	$25,000	$-	$4,400	$-

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Income Replacement 2016 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2018 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2020 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2022 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2024 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2026 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2028 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2030 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2032 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2034 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2036 Fund	$23,000	$-	$4,700	$-
Fidelity Income Replacement 2038 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2040 Fund	$21,000	$-	$4,400	$-
Fidelity Income Replacement 2042 Fund	$21,000	$-	$4,400	$-

A Amounts may reflect rounding.

The following table presents fees billed by PricewaterhouseCoopers LLP ("PwC") in each of the last two fiscal years for services rendered to Fidelity GNMA Fund, Fidelity Government Income Fund, Fidelity Intermediate Government Income Fund, and Fidelity Ultra-Short Bond Fund (the "Funds"):

Services Billed by PwC

July 31, 2010 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$102,000	$-	$4,300	$4,700
Fidelity Government Income Fund	$78,000	$-	$3,200	$4,100
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,200	$2,100
Fidelity Ultra-Short Bond Fund	$53,000	$-	$2,000	$1,500

July 31, 2009 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity GNMA Fund	$102,000	$-	$4,400	$5,200
Fidelity Government Income Fund	$88,000	$-	$3,200	$7,700
Fidelity Intermediate Government Income Fund	$70,000	$-	$3,200	$2,600
Fidelity Ultra-Short Bond Fund	$54,000	$-	$2,000	$1,700

A Amounts may reflect rounding.

The following table presents fees billed by PwC and Deloitte Entities that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Fidelity Management & Research Company ("FMR") and entities controlling, controlled by, or under common control with FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds ("Fund Service Providers"):

Services Billed by Deloitte Entities

	July 31, 2010A	July 31, 2009A
Audit-Related Fees	$720,000	$815,000
Tax Fees	$-	$2,000
All Other Fees	$450,000	$405,000

A Amounts may reflect rounding.

Services Billed by PwC

	July 31, 2010A	July 31, 2009A
Audit-Related Fees	$2,180,000	$3,245,000
Tax Fees	$-	$2,000
All Other Fees	$145,000	$-

A Amounts may reflect rounding.

"Audit-Related Fees" represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

"Tax Fees" represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

"All Other Fees" represent fees billed for assurance services provided to the fund or Fund Service Provider that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by PwC and Deloitte Entities for services rendered to the Funds, FMR (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2010 A	July 31, 2009 A
PwC	$4,515,000	$4,035,000
Deloitte Entities	$1,270,000	$1,400,000

A Amounts may reflect rounding.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by PwC and Deloitte Entities to Fund Service Providers to be compatible with maintaining the independence of PwC and Deloitte Entities in their audits of the Funds, taking into account representations from PwC and Deloitte Entities, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and FMR's review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust's Audit Committee must pre-approve all audit and non-audit services provided by a fund's independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee's consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund ("Covered Service") are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair's absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee on a periodic basis.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X ("De Minimis Exception")

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds' last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the trust's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Income Fund

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/John R. Hebble
John R. Hebble
President and Treasurer

Date:	September 28, 2010
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 28, 2010